Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.6%
BASIC MATERIALS - 2.6%
Chemicals - 2.0%
7,457	Air Products & Chemicals Inc.	$1,762,313
3,526	Albemarle Corp.	230,530
4,188	Celanese Corp., Class A Shares	525,887
367,952	CF Industries Holdings Inc.	17,003,062
159,644	Dow Inc.	8,520,200
389,356	DuPont de Nemours Inc.	25,234,162
96,925	Eastman Chemical Co.	7,596,012
8,472	Ecolab Inc.	1,581,468
4,414	FMC Corp.	432,396
3,613	International Flavors & Fragrances Inc.	510,264
40,336	Linde PLC	8,317,686
8,736	LyondellBasell Industries NV, Class A Shares	808,430
316,945	Mosaic Co.	6,037,802
7,997	PPG Industries Inc.	1,030,334
2,779	Sherwin-Williams Co.	1,620,518
	Total Chemicals	81,211,064
Forest Products & Paper - 0.2%
174,360	International Paper Co.	8,079,843
Iron/Steel - 0.0%
10,259	Nucor Corp.	578,197
Mining - 0.4%
685,930	Freeport-McMoRan Inc.	7,805,884
209,196	Newmont Goldcorp Corp.	8,033,126
	Total Mining	15,839,010
	TOTAL BASIC MATERIALS	105,708,114
COMMUNICATIONS - 15.8%
Advertising - 0.1%
12,790	Interpublic Group of Cos., Inc.	286,496
51,624	Omnicom Group Inc.	4,103,076
	Total Advertising	4,389,572
Internet - 11.1%
255,786	Alibaba Group Holding Ltd., ADR*	51,157,200
36,920	Alphabet Inc., Class A Shares*	48,147,003
28,268	Alphabet Inc., Class C Shares*	36,888,609
58,997	Amazon.com Inc.*	106,241,797
17,371	Booking Holdings Inc.*	33,074,905
4,897	CDW Corp.	661,340
26,682	eBay Inc.	947,745
4,781	Expedia Group Inc.	486,037
2,034	F5 Networks Inc.*	296,374
477,988	Facebook Inc., Class A Shares*	96,381,500
25,255	IAC/InterActiveCorp*	5,624,289
23,605	Match Group Inc.(a)	1,663,680
3,610	MercadoLibre Inc.*	2,095,894
67,466	Netflix Inc.*	21,228,852
19,242	NortonLifeLock Inc.	479,126
53,140	Roku Inc., Class A Shares*	8,522,062
6,315	Spotify Technology SA*	900,203
277,600	Tencent Holdings Ltd.	11,766,288
278,445	Tencent Music Entertainment Group, ADR*	3,461,071
239,393	TripAdvisor Inc.	6,798,761

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 15.8% - (continued)
Internet - 11.1% - (continued)
277,532	Twitter Inc.*	$8,578,514
42,908	VeriSign Inc.*	8,184,272
	Total Internet	453,585,522
Media - 1.7%
201,979	CBS Corp., Class B Shares	8,155,912
5,472	Charter Communications Inc., Class A Shares*	2,571,895
265,644	Comcast Corp., Class A Shares	11,728,182
5,452	Discovery Inc., Class A Shares*(a)	179,589
12,032	Discovery Inc., Class C Shares*	367,217
7,969	DISH Network Corp., Class A Shares*	272,301
226,549	Fox Corp., Class A Shares	8,101,392
5,424	Fox Corp., Class B Shares	189,731
13,051	News Corp., Class A Shares	168,097
3,678	News Corp., Class B Shares	48,439
11,907	Viacom Inc., Class B Shares	286,601
249,605	Walt Disney Co.	37,835,126
	Total Media	69,904,482
Telecommunications - 2.9%
1,842	Arista Networks Inc.*	359,430
1,304,739	AT&T Inc.	48,771,144
32,584	CenturyLink Inc.	472,142
535,269	Cisco Systems Inc.	24,253,038
286,898	Corning Inc.	8,331,518
11,556	Juniper Networks Inc.	289,593
50,967	Motorola Solutions Inc.	8,526,779
10,921	T-Mobile US Inc.*	857,845
453,271	Verizon Communications Inc.	27,305,045
	Total Telecommunications	119,166,534
	TOTAL COMMUNICATIONS	647,046,110
CONSUMER CYCLICAL - 6.6%
Airlines - 0.3%
4,076	Alaska Air Group Inc.	281,285
13,411	American Airlines Group Inc.	385,432
150,056	Delta Air Lines Inc.	8,599,709
16,372	Southwest Airlines Co.	943,682
7,477	United Airlines Holdings Inc.*	693,866
	Total Airlines	10,903,974
Apparel - 1.4%
412,007	Canada Goose Holdings Inc.*(a)	15,718,067
4,868	Capri Holdings Ltd.*	180,798
12,235	Hanesbrands Inc.	184,381
355,231	NIKE Inc., Class B Shares	33,210,546
68,358	PVH Corp.	6,627,992
1,766	Ralph Lauren Corp., Class A Shares	189,562
9,780	Tapestry Inc.	262,984
6,741	Under Armour Inc., Class A Shares*	127,338
7,087	Under Armour Inc., Class C Shares*	122,605
11,050	VF Corp.	978,367
	Total Apparel	57,602,640
Auto Manufacturers - 0.4%
42,544	Ferrari NV	7,158,879
132,627	Ford Motor Co.	1,201,600

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 6.6% - (continued)
Auto Manufacturers - 0.4% - (continued)
264,990	General Motors Co.	$9,539,640
11,722	PACCAR Inc.	953,819
	Total Auto Manufacturers	18,853,938
Auto Parts & Equipment - 0.2%
94,215	Aptiv PLC	8,844,904
6,917	BorgWarner Inc.	290,860
	Total Auto Parts & Equipment	9,135,764
Distribution/Wholesale - 0.1%
6,823	Copart Inc.*	607,247
19,406	Fastenal Co.	689,301
10,554	LKQ Corp.*	372,345
1,496	WW Grainger Inc.	474,157
	Total Distribution/Wholesale	2,143,050
Home Builders - 0.3%
11,389	DR Horton Inc.	630,381
150,921	Lennar Corp., Class A Shares	9,002,438
680	NVR Inc.*	2,578,485
8,422	PulteGroup Inc.	333,932
	Total Home Builders	12,545,236
Home Furnishings - 0.0%
4,449	Leggett & Platt Inc.	232,772
2,128	Whirlpool Corp.	304,517
	Total Home Furnishings	537,289
Housewares - 0.0%
12,896	Newell Brands Inc.	247,861
Leisure Time - 0.4%
13,551	Carnival Corp.	610,879
5,304	Harley-Davidson Inc.	192,960
7,403	Norwegian Cruise Line Holdings Ltd.*	397,097
189,655	Planet Fitness Inc., Class A Shares*	14,019,298
5,815	Royal Caribbean Cruises Ltd.	697,916
	Total Leisure Time	15,918,150
Lodging - 0.5%
9,708	Hilton Worldwide Holdings Inc.	1,019,340
87,365	Las Vegas Sands Corp.	5,482,154
9,251	Marriott International Inc., Class A Shares	1,298,470
131,694	MGM Resorts International	4,207,623
59,350	Wynn Resorts Ltd.	7,172,448
	Total Lodging	19,180,035
Retail - 3.0%
2,468	Advance Auto Parts Inc.	387,673
830	AutoZone Inc.*	977,674
7,849	Best Buy Co., Inc.	632,943
5,604	CarMax Inc.*	545,045
863	Chipotle Mexican Grill Inc., Class A Shares*	702,413
14,883	Costco Wholesale Corp.	4,462,072
4,156	Darden Restaurants Inc.	492,237
26,825	Dollar General Corp.	4,221,182
236,662	Dollar Tree Inc.*	21,645,106
181,127	Dollarama Inc.	6,627,230
7,663	Gap Inc.	127,283
4,944	Genuine Parts Co.	516,005

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 6.6% - (continued)
Retail - 3.0% - (continued)
37,062	Home Depot Inc.	$8,172,541
5,385	Kohl's Corp.	253,149
7,386	L Brands Inc.	141,368
197,419	Lowe's Cos., Inc.	23,159,223
20,341	Lululemon Athletica Inc.*	4,590,760
10,161	Macy's Inc.(a)	155,666
25,701	McDonald's Corp.	4,998,330
3,617	Nordstrom Inc.(a)	138,061
2,589	O'Reilly Automotive Inc.*	1,145,063
32,393	Restaurant Brands International Inc.	2,125,953
12,342	Ross Stores Inc.	1,433,523
40,509	Starbucks Corp.	3,460,684
72,864	Target Corp.	9,108,729
3,637	Tiffany & Co.	486,631
40,913	TJX Cos., Inc.	2,501,012
4,127	Tractor Supply Co.	389,754
10,012	Ulta Beauty Inc.*	2,341,406
25,674	Walgreens Boots Alliance Inc.	1,530,170
48,128	Walmart Inc.	5,731,564
85,127	Yum! Brands Inc.	8,569,735
	Total Retail	121,770,185
Textiles - 0.0%
2,088	Mohawk Industries Inc.*	291,005
Toys/Games/Hobbies - 0.0%
3,924	Hasbro Inc.	399,071
	TOTAL CONSUMER CYCLICAL	269,528,198
CONSUMER NON-CYCLICAL - 24.4%
Agriculture - 1.4%
216,496	Altria Group Inc.	10,759,851
622,635	Archer-Daniels-Midland Co.	26,729,721
190,903	Philip Morris International Inc.	15,831,586
	Total Agriculture	53,321,158
Beverages - 0.7%
119,785	Brown-Forman Corp., Class B Shares	8,123,819
130,238	Coca-Cola Co.	6,954,709
5,660	Constellation Brands Inc., Class A Shares	1,053,099
6,370	Molson Coors Brewing Co., Class B Shares	321,558
13,092	Monster Beverage Corp.*	783,163
105,272	PepsiCo Inc.	14,299,096
	Total Beverages	31,535,444
Biotechnology - 2.5%
183,457	Alexion Pharmaceuticals Inc.*	20,903,091
53,586	Amgen Inc.	12,577,706
18,768	Biogen Inc.*	5,626,834
25,344	Corteva Inc.	659,451
144,955	Exact Sciences Corp.*	11,742,804
42,859	Gilead Sciences Inc.	2,881,839
75,325	Illumina Inc.*	24,161,247
6,052	Incyte Corp.*	569,856
2,704	Regeneron Pharmaceuticals Inc.*	997,776
95,357	Vertex Pharmaceuticals Inc.*	21,145,415
	Total Biotechnology	101,266,019

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 24.4% - (continued)
Commercial Services - 3.5%
14,686	Automatic Data Processing Inc.	$2,508,075
2,809	Cintas Corp.	722,081
81,996	Equifax Inc.	11,449,921
2,953	FleetCor Technologies Inc.*	906,335
3,090	Gartner Inc.*	495,821
47,994	Global Payments Inc.	8,691,713
301,844	H&R Block Inc.	7,358,957
13,574	IHS Markit Ltd.*	986,151
20,597	MarketAxess Holdings Inc.	8,317,480
5,507	Moody's Corp.	1,248,272
187,243	New Oriental Education & Technology Group Inc., ADR*	22,671,382
11,841	Nielsen Holdings PLC	231,492
295,123	PayPal Holdings Inc.*	31,876,235
181,098	Quanta Services Inc.	7,540,921
3,986	Robert Half International Inc.	231,985
4,766	Rollins Inc.	170,861
36,307	S&P Global Inc.	9,608,648
279,432	Square Inc., Class A Shares*	19,314,340
91,322	TransUnion	7,882,002
2,611	United Rentals Inc.*	399,614
5,533	Verisk Analytics Inc., Class A Shares	816,007
	Total Commercial Services	143,428,293
Cosmetics/Personal Care - 0.5%
131,090	Colgate-Palmolive Co.	8,890,524
10,200	Coty Inc., Class A Shares	117,708
7,486	Estee Lauder Cos., Inc., Class A Shares	1,463,288
84,694	Procter & Gamble Co.	10,337,750
	Total Cosmetics/Personal Care	20,809,270
Food - 1.3%
5,707	Campbell Soup Co.	265,775
948,823	Conagra Brands Inc.	27,392,520
20,423	General Mills Inc.	1,088,954
5,041	Hershey Co.	746,875
9,228	Hormel Foods Corp.	410,923
3,860	JM Smucker Co.	405,647
8,415	Kellogg Co.	547,985
20,972	Kraft Heinz Co.	639,646
27,033	Kroger Co.	739,082
4,933	Lamb Weston Holdings Inc	414,273
4,183	McCormick & Co., Inc.	707,973
415,244	Mondelez International Inc., Class A Shares	21,816,920
17,367	Sysco Corp.	1,398,912
9,972	Tyson Foods Inc., Class A Shares	896,383
	Total Food	57,471,868
Healthcare-Products - 5.1%
287,212	Abbott Laboratories	24,542,266
34,490	ABIOMED Inc.*	6,766,248
66,860	Alcon Inc.*	3,691,341
80,604	Align Technology Inc.*	22,354,713
17,278	Baxter International Inc.	1,416,278
90,116	Becton Dickinson & Co.	23,294,986
47,141	Boston Scientific Corp.*	2,038,848
1,682	Cooper Cos., Inc.	526,617

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 24.4% - (continued)
Healthcare-Products - 5.1% - (continued)
21,607	Danaher Corp.	$3,154,190
7,587	DENTSPLY SIRONA Inc.	428,969
111,927	Edwards Lifesciences Corp.*	27,415,399
5,017	Henry Schein Inc.*	345,671
9,046	Hologic Inc.*	464,241
82,661	IDEXX Laboratories Inc.*	20,795,854
24,333	Intuitive Surgical Inc.*	14,427,036
247,534	Medtronic PLC	27,572,812
4,873	ResMed Inc.	729,001
67,765	Stryker Corp.	13,882,338
1,564	Teleflex Inc.	552,624
13,553	Thermo Fisher Scientific Inc.	4,254,964
60,332	Varian Medical Systems Inc.*	8,068,198
6,948	Zimmer Biomet Holdings Inc.	1,009,406
	Total Healthcare-Products	207,732,000
Healthcare-Services - 2.8%
56,975	Anthem Inc.	16,446,403
147,511	Centene Corp.*	8,919,990
107,084	DaVita Inc.*	7,685,419
55,489	HCA Healthcare Inc.	7,694,105
42,918	Humana Inc.	14,644,909
6,165	IQVIA Holdings Inc.*	899,966
3,306	Laboratory Corp. of America Holdings*	569,591
4,558	Quest Diagnostics Inc.	485,655
170,550	UnitedHealth Group Inc.	47,731,829
2,749	Universal Health Services Inc., Class B Shares	383,458
32,693	WellCare Health Plans Inc.*	10,529,435
	Total Healthcare-Services	115,990,760
Household Products/Wares - 0.1%
2,885	Avery Dennison Corp.	376,117
8,473	Church & Dwight Co., Inc.	595,144
4,255	Clorox Co.	630,719
11,648	Kimberly-Clark Corp.	1,588,088
	Total Household Products/Wares	3,190,068
Pharmaceuticals - 6.5%
132,994	AbbVie Inc.	11,667,564
11,101	Allergan PLC	2,053,019
5,147	AmerisourceBergen Corp., Class A Shares	452,473
565,196	Bristol-Myers Squibb Co.	32,182,260
370,289	Cardinal Health Inc.	20,377,004
174,322	Cigna Corp.	34,850,454
373,185	CVS Health Corp.	28,089,635
93,711	Eli Lilly & Co.	10,996,986
236,035	Johnson & Johnson	32,452,452
6,258	McKesson Corp.	905,157
379,701	Merck & Co., Inc.	33,102,333
432,862	Mylan NV*	8,129,148
4,604	Perrigo Co. PLC	235,863
984,788	Pfizer Inc.	37,934,034
115,237	Sarepta Therapeutics Inc.*	12,963,010

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 24.4% - (continued)
Pharmaceuticals - 6.5% - (continued)
16,162	Zoetis Inc., Class A Shares	$1,947,844
	Total Pharmaceuticals	268,339,236
	TOTAL CONSUMER NON-CYCLICAL	1,003,084,116
ENERGY - 5.1%
Oil & Gas - 4.3%
12,902	Apache Corp.	287,457
14,159	Cabot Oil & Gas Corp.	225,694
64,246	Chevron Corp.	7,525,134
3,503	Cimarex Energy Co.	161,033
76,898	Concho Resources Inc.	5,579,719
482,468	ConocoPhillips	28,919,132
13,679	Devon Energy Corp.	299,433
5,518	Diamondback Energy Inc	426,762
19,640	EOG Resources Inc.	1,392,476
143,189	Exxon Mobil Corp.	9,755,467
3,500	Helmerich & Payne Inc.	138,355
242,965	Hess Corp.	15,085,697
5,124	HollyFrontier Corp.	264,142
1,536,910	Marathon Oil Corp.	17,905,002
297,668	Marathon Petroleum Corp.	18,050,588
16,137	Noble Energy Inc.	335,004
516,071	Occidental Petroleum Corp.	19,904,859
152,664	Phillips 66	17,513,614
158,641	Pioneer Natural Resources Co.	20,280,665
121,994	Valero Energy Corp.	11,649,207
	Total Oil & Gas	175,699,440
Oil & Gas Services - 0.7%
153,777	Apergy Corp.*	3,927,465
22,029	Baker Hughes Co., Class A Shares	493,890
934,343	Halliburton Co.	19,611,859
12,999	National Oilwell Varco Inc.	293,127
152,424	Schlumberger Ltd.	5,517,749
14,257	TechnipFMC PLC	268,602
	Total Oil & Gas Services	30,112,692
Pipelines - 0.1%
65,886	Kinder Morgan Inc.	1,292,024
13,976	ONEOK Inc.	992,995
41,017	Williams Cos., Inc.	931,906
	Total Pipelines	3,216,925
	TOTAL ENERGY	209,029,057
FINANCIAL - 15.1%
Banks - 5.3%
830,809	Bank of America Corp.	27,682,556
412,840	Bank of New York Mellon Corp.	20,216,775
378,234	BB&T Corp.	20,696,964
345,092	Citigroup Inc.	25,923,311
15,130	Citizens Financial Group Inc.	581,900
5,055	Comerica Inc.	355,923
24,721	Fifth Third Bancorp	746,327
5,656	First Republic Bank	621,594
84,776	Goldman Sachs Group Inc.	18,765,168
35,123	Huntington Bancshares Inc.	522,981

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 15.1% - (continued)
Banks - 5.3% - (continued)
357,982	JPMorgan Chase & Co.	$47,167,708
33,952	KeyCorp	658,329
4,524	M&T Bank Corp.	745,284
283,450	Morgan Stanley	14,025,106
7,272	Northern Trust Corp.	779,849
15,069	PNC Financial Services Group Inc.	2,308,721
33,767	Regions Financial Corp.	561,883
12,609	State Street Corp.	946,936
15,120	SunTrust Banks Inc.	1,071,101
1,744	SVB Financial Group*	404,137
240,945	US Bancorp	14,463,928
271,475	Wells Fargo & Co.	14,784,529
5,989	Zions Bancorp N.A.	298,133
	Total Banks	214,329,143
Diversified Financial Services - 4.0%
1,714	Affiliated Managers Group Inc.	146,324
1,386	Alliance Data Systems Corp.	148,177
23,024	American Express Co.	2,765,643
4,429	Ameriprise Financial Inc.	725,780
282,464	Ant International Co., Ltd., Class C Shares, Private Placement*(b)(c)@	1,816,243
3,976	BlackRock Inc., Class A Shares	1,967,762
51,874	Capital One Financial Corp.	5,187,919
65,342	Cboe Global Markets Inc.	7,769,163
194,808	Charles Schwab Corp.	9,642,996
12,119	CME Group Inc., Class A Shares	2,456,885
10,770	Discover Financial Services	914,050
210,525	E*TRADE Financial Corp.	9,326,258
9,545	Franklin Resources Inc.	262,392
59,440	Intercontinental Exchange Inc.	5,597,465
13,533	Invesco Ltd.	237,640
81,602	LPL Financial Holdings Inc.	7,535,945
120,815	Mastercard Inc., Class A Shares	35,305,767
3,856	Nasdaq Inc.	404,109
44,274	Raymond James Financial Inc.	3,976,691
20,656	Synchrony Financial	772,741
7,972	T Rowe Price Group Inc.	985,020
92,941	TD Ameritrade Holding Corp.	4,817,132
335,488	Visa Inc., Class A Shares	61,900,891
14,345	Western Union Co.	385,594
	Total Diversified Financial Services	165,048,587
Equity Real Estate Investment Trusts (REITs) - 1.2%
3,838	Alexandria Real Estate Equities Inc.	623,752
14,981	American Tower Corp.	3,206,383
5,128	Apartment Investment & Management Co., Class A Shares	275,732
4,726	AvalonBay Communities Inc.	1,013,302
4,865	Boston Properties Inc.	673,997
14,070	Crown Castle International Corp.	1,880,596
7,051	Digital Realty Trust Inc.	852,819
11,996	Duke Realty Corp.	422,019
2,870	Equinix Inc.	1,626,860
237,311	Equity Residential	20,195,166
2,224	Essex Property Trust Inc.	694,288
4,300	Extra Space Storage Inc.	456,015

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 15.1% - (continued)
Equity Real Estate Investment Trusts (REITs) - 1.2% - (continued)
2,359	Federal Realty Investment Trust	$311,553
16,375	Healthpeak Properties Inc.	571,160
24,743	Host Hotels & Resorts Inc.	432,755
9,608	Iron Mountain Inc.	308,609
14,285	Kimco Realty Corp.	308,842
3,801	Macerich Co.	102,361
3,872	Mid-America Apartment Communities Inc.	527,018
21,359	Prologis Inc.	1,955,416
5,082	Public Storage	1,070,676
10,873	Realty Income Corp.	833,198
5,704	Regency Centers Corp.	370,988
3,828	SBA Communications Corp., Class A Shares	905,207
10,424	Simon Property Group Inc.	1,576,213
2,812	SL Green Realty Corp.	239,948
9,679	UDR Inc.	465,076
12,759	Ventas Inc.	743,977
5,360	Vornado Realty Trust	346,095
13,714	Welltower Inc.	1,159,793
275,726	Weyerhaeuser Co.	8,136,674
	Total Equity Real Estate Investment Trusts (REITs)	52,286,488
Insurance - 4.6%
25,056	Aflac Inc.	1,374,071
191,409	Allstate Corp.	21,313,392
553,534	American International Group Inc.	29,149,100
7,981	Aon PLC	1,625,011
6,281	Arthur J Gallagher & Co.	585,829
70,495	Assurant Inc.	9,366,671
216,215	Berkshire Hathaway Inc., Class B Shares*	47,632,165
105,174	Chubb Ltd.	15,931,758
5,143	Cincinnati Financial Corp.	550,558
1,354	Everest Re Group Ltd.	367,286
3,402	Globe Life Inc.	349,590
153,820	Hartford Financial Services Group Inc.	9,515,305
6,775	Lincoln National Corp.	400,064
8,801	Loews Corp.	447,971
204,035	Marsh & McLennan Cos., Inc.	22,050,063
26,938	MetLife Inc.	1,344,476
8,775	Principal Financial Group Inc.	483,503
19,786	Progressive Corp.	1,445,367
13,604	Prudential Financial Inc.	1,273,606
8,812	Travelers Cos., Inc.	1,204,777
7,179	Unum Group	220,682
213,916	Voya Financial Inc.	12,467,024
49,648	Willis Towers Watson PLC	9,752,853
	Total Insurance	188,851,122
Real Estate - 0.0%
11,382	CBRE Group Inc., Class A Shares*	649,002

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 15.1% - (continued)
Savings & Loans - 0.0%
13,276	People's United Financial Inc.	$219,054
	TOTAL FINANCIAL	621,383,396
INDUSTRIAL - 9.4%
Aerospace/Defense - 4.0%
13,109	Arconic Inc.	405,855
93,384	Boeing Co.	34,195,353
47,220	General Dynamics Corp.	8,581,763
82,442	L3Harris Technologies Inc.	16,578,262
27,093	Lockheed Martin Corp.	10,594,176
105,407	Northrop Grumman Corp.	37,079,020
140,820	Raytheon Co.	30,617,084
1,680	TransDigm Group Inc.	952,728
150,172	United Technologies Corp.	22,276,514
	Total Aerospace/Defense	161,280,755
Building Materials - 0.8%
4,734	Fortune Brands Home & Security Inc.	299,473
26,928	Johnson Controls International PLC	1,153,326
59,754	Martin Marietta Materials Inc.	16,037,974
9,796	Masco Corp.	456,004
107,619	Vulcan Materials Co.	15,267,907
	Total Building Materials	33,214,684
Electrical Components & Equipment - 0.1%
7,728	AMETEK Inc.	765,149
20,816	Emerson Electric Co.	1,537,470
	Total Electrical Components & Equipment	2,302,619
Electronics - 0.9%
10,473	Agilent Technologies Inc.	845,904
3,146	Allegion PLC	377,614
10,066	Amphenol Corp., Class A Shares	1,046,864
141,049	FLIR Systems Inc.	7,554,585
96,293	Fortive Corp.	6,949,466
4,889	Garmin Ltd.	477,606
78,937	Honeywell International Inc.	14,094,201
6,403	Keysight Technologies Inc.*	685,313
833	Mettler-Toledo International Inc.*	599,269
3,732	PerkinElmer Inc.	346,703
11,369	TE Connectivity Ltd.	1,054,020
2,259	Waters Corp.*	501,656
	Total Electronics	34,533,201
Engineering & Construction - 0.0%
4,586	Jacobs Engineering Group Inc.	422,325
Environmental Control - 0.5%
5,724	Pentair PLC	253,859
7,164	Republic Services Inc., Class A Shares	635,089
187,916	Waste Management Inc.	21,217,595
	Total Environmental Control	22,106,543
Hand/Machine Tools - 0.0%
1,859	Snap-on Inc.	298,295
5,135	Stanley Black & Decker Inc.	809,995
	Total Hand/Machine Tools	1,108,290
Machinery-Construction & Mining - 0.1%
19,039	Caterpillar Inc.	2,755,515

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 9.4% - (continued)
Machinery-Diversified - 0.9%
45,300	Cummins Inc.	$8,283,558
10,656	Deere & Co.	1,790,741
4,922	Dover Corp.	548,705
4,439	Flowserve Corp.	216,179
109,660	Gardner Denver Holdings Inc.*	3,714,184
79,046	Hexagon AB, Class B Shares	4,468,944
2,567	IDEX Corp.	417,754
3,960	Rockwell Automation Inc.	775,526
29,641	Roper Technologies Inc.	10,681,727
96,266	Westinghouse Air Brake Technologies Corp.	7,563,620
6,117	Xylem Inc.	474,129
	Total Machinery-Diversified	38,935,067
Miscellaneous Manufacturers - 0.9%
62,247	3M Co.	10,567,673
149,482	AO Smith Corp.	7,234,929
14,214	Eaton Corp. PLC	1,314,795
295,342	General Electric Co.	3,328,504
9,962	Illinois Tool Works Inc.	1,736,676
36,513	Ingersoll-Rand PLC	4,787,219
4,347	Parker-Hannifin Corp.	864,140
164,028	Textron Inc.	7,584,655
	Total Miscellaneous Manufacturers	37,418,591
Packaging & Containers - 0.0%
55,384	Amcor PLC	568,240
11,236	Ball Corp.	742,250
3,147	Packaging Corp. of America	352,149
5,229	Sealed Air Corp.	197,290
8,561	WestRock Co.	345,265
	Total Packaging & Containers	2,205,194
Shipbuilding - 0.2%
30,024	Huntington Ingalls Industries Inc.	7,556,140
Transportation - 1.0%
4,581	CH Robinson Worldwide Inc.	352,050
27,012	CSX Corp.	1,932,438
5,778	Expeditors International of Washington Inc.	431,963
54,561	FedEx Corp.	8,732,488
41,977	JB Hunt Transport Services Inc.	4,853,381
3,438	Kansas City Southern	524,020
8,914	Norfolk Southern Corp.	1,724,859
67,637	Union Pacific Corp.	11,903,436
83,058	United Parcel Service Inc., Class B Shares	9,944,535
	Total Transportation	40,399,170
	TOTAL INDUSTRIAL	384,238,094
TECHNOLOGY - 16.5%
Computers - 2.5%
21,562	Accenture PLC, Class A Shares	4,337,412
267,794	Apple Inc.	71,567,946
18,691	Cognizant Technology Solutions Corp., Class A Shares	1,198,280
8,865	DXC Technology Co.	330,930
4,803	Fortinet Inc.*	504,843
44,184	Hewlett Packard Enterprise Co.	699,433
50,151	HP Inc.	1,007,032

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 16.5% - (continued)
Computers - 2.5% - (continued)
56,889	International Business Machines Corp.	$7,648,726
85,347	Leidos Holdings Inc.	7,752,922
8,051	NetApp Inc.	487,810
8,012	Seagate Technology PLC	478,156
107,636	Western Digital Corp.	5,417,320
	Total Computers	101,430,810
Office/Business Equipment - 0.2%
195,420	Xerox Holdings Corp.	7,607,701
Semiconductors - 4.6%
227,418	Advanced Micro Devices Inc.*	8,903,415
12,501	Analog Devices Inc.	1,411,988
556,076	Applied Materials Inc.	32,196,801
29,089	ASML Holding NV, Class NY Registered Shares, ADR	7,872,065
103,412	Broadcom Inc.	32,699,908
486,220	Intel Corp.	28,225,071
1,206	IPG Photonics Corp.*	171,361
5,390	KLA Corp.	883,205
4,891	Lam Research Corp.	1,305,066
252,289	Marvell Technology Group Ltd.	6,652,861
9,180	Maxim Integrated Products Inc.	520,230
71,278	Microchip Technology Inc.	6,738,622
112,854	Micron Technology Inc.*	5,361,694
137,373	NVIDIA Corp.	29,774,224
3,986	Qorvo Inc.*	415,381
238,240	QUALCOMM Inc.	19,904,952
5,811	Skyworks Solutions Inc.	571,221
61,599	Texas Instruments Inc.	7,404,816
8,549	Xilinx Inc.	793,176
	Total Semiconductors	191,806,057
Software - 9.2%
446,592	Activision Blizzard Inc.	24,486,639
92,033	Adobe Inc.*	28,486,974
5,493	Akamai Technologies Inc.*	478,550
2,859	ANSYS Inc.*	728,159
12,332	Atlassian Corp. PLC, Class A Shares*	1,567,521
52,888	Autodesk Inc.*	9,567,439
3,868	Broadridge Financial Solutions Inc.	478,510
9,481	Cadence Design Systems Inc.*	666,040
10,775	Cerner Corp.	771,382
4,164	Citrix Systems Inc.	469,741
9,973	Electronic Arts Inc.*	1,007,373
142,907	Fidelity National Information Services Inc.	19,742,602
107,154	Fiserv Inc.*	12,455,581
74,291	Intuit Inc.	19,233,197
2,600	Jack Henry & Associates Inc.	395,044
559,147	Microsoft Corp.	84,643,673
72,233	MSCI Inc., Class A Shares	18,722,071
419,008	Oracle Corp.	23,523,109
10,823	Paychex Inc.	932,077
11,059	Paycom Software Inc.*	3,061,242
249,878	salesforce.com Inc.*	40,702,628
118,708	ServiceNow Inc.*	33,599,112
127,510	Slack Technologies Inc., Class A Shares*(a)	2,909,778

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 16.5% - (continued)
Software - 9.2% - (continued)
193,432	Splunk Inc.*	$28,863,923
5,116	Synopsys Inc.*	721,561
3,866	Take-Two Interactive Software Inc.*	469,139
26,784	Temenos AG*	4,063,133
46,051	VMware Inc., Class A Shares	7,166,457
39,369	Workday Inc., Class A Shares*	7,051,775
2,652	Zoom Video Communications Inc., Class A Shares*	197,574
	Total Software	377,162,004
	TOTAL TECHNOLOGY	678,006,572
UTILITIES - 2.1%
Electric - 2.1%
22,269	AES Corp.	421,107
7,883	Alliant Energy Corp.	417,799
8,318	Ameren Corp.	618,277
16,711	American Electric Power Co., Inc.	1,526,550
17,199	CenterPoint Energy Inc.	422,408
9,604	CMS Energy Corp.	588,725
11,297	Consolidated Edison Inc.	981,596
27,815	Dominion Energy Inc.	2,311,705
6,203	DTE Energy Co.	775,003
24,657	Duke Energy Corp.	2,174,008
468,921	Edison International	32,402,441
6,729	Entergy Corp.	783,188
7,969	Evergy Inc.	504,199
10,951	Eversource Energy	904,991
32,880	Exelon Corp.	1,459,872
18,274	FirstEnergy Corp.	871,487
35,582	NextEra Energy Inc.	8,319,783
8,562	NRG Energy Inc.	340,168
3,760	Pinnacle West Capital Corp.	328,586
458,968	PPL Corp.	15,618,681
17,112	Public Service Enterprise Group Inc.	1,014,913
54,571	Sempra Energy	8,036,671
35,373	Southern Co.	2,192,772
10,675	WEC Energy Group Inc.	946,339
17,776	Xcel Energy Inc.	1,093,046
	Total Electric	85,054,315
Gas - 0.0%
3,956	Atmos Energy Corp.	423,134
12,635	NiSource Inc.	334,196
	Total Gas	757,330
Water - 0.0%
6,114	American Water Works Co., Inc.	739,977
	TOTAL UTILITIES	86,551,622
	TOTAL COMMON STOCKS (Cost - $3,277,550,490)	4,004,575,279

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS - 0.1%
COMMUNICATIONS - 0.0%
Internet - 0.0%
2,858	DoorDash Inc, Series G, Private Placement*(b)(c)@	$542,154
CONSUMER CYCLICAL - 0.0%
Auto Manufacturers - 0.0%
48,210	Aurora Innovation Inc., Series B, Private Placement*(b)(c)@	445,475
INDUSTRIAL - 0.0%
Electrical Components & Equipment - 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(b)(c)@	883,300
TECHNOLOGY - 0.1%
Software - 0.1%
15,057	Magic Leap Inc., Series D, Private Placement*(b)(c)@	365,885
17,300	Uipath Inc, Series D1, Private Placement*(b)(c)@	680,784
2,905	Uipath Inc, Series D2, Private Placement*(b)(c)@	114,317
	Total Software	1,160,986
	TOTAL TECHNOLOGY	1,160,986
	TOTAL PREFERRED STOCKS (Cost - $3,072,569)	3,031,915
EXCHANGE TRADED FUND (ETF) - 0.1%
13,583	iShares Russell 1000 Value ETF (Cost - $1,748,583)	1,821,209
RIGHT - 0.0%
431	DISH Network Corp.*(b) (Cost - $0)	293
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,282,371,642)	4,009,428,696

Face Amount†
SHORT-TERM INVESTMENTS - 2.1%
TIME DEPOSITS - 2.1%
$59,789,644		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.920% due 12/2/19	59,789,644
21,357,619		Banco Santander SA - Frankfurt, 0.920% due 12/2/19	21,357,619
		Brown Brothers Harriman - Grand Cayman:
5,526	CHF	(1.530)% due 12/2/19	5,527
4	GBP	0.370% due 12/2/19	6
24,736	CAD	0.830% due 12/2/19	18,624
6,680,135		Citibank - New York, 0.920% due 12/2/19	6,680,135
279,952	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.970% due 12/2/19	35,762
		TOTAL TIME DEPOSITS (Cost - $87,887,317)	87,887,317

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Face Amount†	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.5%
MONEY MARKET FUND - 0.5%
$18,763,870	Federated Government Obligations Fund, Premier Class, 1.573%(d) (Cost - $18,763,870)	$18,763,870
	TOTAL INVESTMENTS - 100.4% (Cost - $3,389,022,829#)	4,116,079,883
	Liabilities in Excess of Other Assets - (0.4)%	(14,738,675)
	TOTAL NET ASSETS - 100.0%	$4,101,341,208

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2019, amounts to approximately $4,848,452 and represents 0.12% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/18	$1,584,623	$1,816,243	0.04%
Aurora Innovation Inc., Series B, Private Placement	3/1/19	445,475	445,475	0.01%
DoorDash Inc, Series G, Private Placement	11/12/19	542,154	542,154	0.01%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/19	883,300	883,300	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/17	406,539	365,885	0.01%
Uipath Inc, Series D1, Private Placement	4/26/19	680,784	680,784	0.02%
Uipath Inc, Series D2, Private Placement	4/26/19	114,317	114,317	0.00%
Total			$4,848,158	0.11%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
ETF	—	Exchange Traded Fund
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Summary of Investments by Security Sector^
Consumer Non-cyclical	24.4%
Technology	16.5
Communications	15.7
Financial	15.1
Industrial	9.4
Consumer Cyclical	6.6
Energy	5.1
Basic Materials	2.6
Utilities	2.0
Exchange Traded Funds (ETFs)	0.0	*
Right	0.0	*
Short-Term Investments	2.1
Money Market Fund	0.5
	100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%.

At November 30, 2019, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	64	12/19	$9,671,367	$10,060,000	$388,633

At November 30, 2019, Destinations Large Cap Equity Fund had deposited cash of $411,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
GBP	—	British Pound
HKD	—	Hong Kong Dollar

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 91.9%
BASIC MATERIALS - 4.0%
Chemicals - 2.7%
20,856	Cabot Corp.	$980,023
39,520	HB Fuller Co.	1,971,258
18,037	Ingevity Corp.*	1,628,921
63,700	LyondellBasell Industries NV, Class A Shares	5,894,798
98,458	Olin Corp.	1,724,984
48,700	PPG Industries Inc.	6,274,508
47,697	Sensient Technologies Corp.	3,018,743
96,689	Valvoline Inc.	2,190,006
47,318	WR Grace & Co.	3,162,262
	Total Chemicals	26,845,503
Iron/Steel - 0.9%
96,192	Allegheny Technologies Inc.*	2,218,187
128,500	Nucor Corp.	7,242,260
	Total Iron/Steel	9,460,447
Mining - 0.4%
188,097	Constellium SE, Class A Shares*	2,659,692
281,052	Livent Corp.*	2,192,206
	Total Mining	4,851,898
	TOTAL BASIC MATERIALS	41,157,848
COMMUNICATIONS - 6.0%
Advertising - 1.9%
370,800	Interpublic Group of Cos., Inc.	8,305,920
87,100	Omnicom Group Inc.	6,922,708
437,631	Telaria Inc.*	3,649,843
	Total Advertising	18,878,471
Internet - 1.9%
81,875	Cardlytics Inc.*	4,589,094
30,754	Cogent Communications Holdings Inc.	1,927,661
78,752	EverQuote Inc., Class A Shares*(a)	2,772,858
496,913	Limelight Networks Inc.*	2,121,819
29,644	Mimecast Ltd.*	1,314,711
106,191	Perficient Inc.*	4,489,755
373,844	Rubicon Project Inc.*	3,020,659
	Total Internet	20,236,557
Media - 0.3%
29,295	Nexstar Media Group Inc., Class A Shares	3,155,364
Telecommunications - 1.9%
88,700	Motorola Solutions Inc.	14,839,510
249,793	Viavi Solutions Inc.*	3,751,891
	Total Telecommunications	18,591,401
	TOTAL COMMUNICATIONS	60,861,793
CONSUMER CYCLICAL - 8.9%
Airlines - 0.1%
77,770	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	812,696
Apparel - 1.0%
22,942	Carter's Inc.	2,370,138
77,625	Crocs Inc.*	2,709,113
21,936	Oxford Industries Inc.	1,632,477
26,100	PVH Corp.	2,530,656

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.9% - (continued)
Apparel - 1.0% - (continued)
36,479	Steven Madden Ltd.	$1,549,263
	Total Apparel	10,791,647
Auto Manufacturers - 0.5%
575,000	Ford Motor Co.	5,209,500
Auto Parts & Equipment - 1.0%
155,800	BorgWarner Inc.	6,551,390
27,222	Douglas Dynamics Inc.	1,472,982
99,665	Meritor Inc.*	2,516,541
	Total Auto Parts & Equipment	10,540,913
Distribution/Wholesale - 0.2%
59,523	H&E Equipment Services Inc.	1,964,259
Home Builders - 1.2%
45,276	Century Communities Inc.*	1,290,366
31,994	Installed Building Products Inc.*	2,293,970
18,068	LGI Homes Inc.*	1,305,774
158,160	Skyline Champion Corp.*	5,247,749
54,014	Winnebago Industries Inc.	2,567,285
	Total Home Builders	12,705,144
Leisure Time - 1.3%
220,637	Callaway Golf Co.	4,584,837
80,641	OneSpaWorld Holdings Ltd.*	1,316,868
53,300	Royal Caribbean Cruises Ltd.	6,397,066
98,336	Vista Outdoor Inc.*	814,222
	Total Leisure Time	13,112,993
Lodging - 0.2%
74,700	MGM Resorts International	2,386,665
Office Furnishings - 0.3%
113,121	Knoll Inc.	3,117,615
Retail - 3.1%
86,700	Best Buy Co., Inc.	6,991,488
66,832	BJ's Wholesale Club Holdings Inc.*	1,583,918
119,614	Boot Barn Holdings Inc.*	4,763,029
34,782	Conn's Inc.*(a)	762,769
34,209	Freshpet Inc.*	1,838,392
63,461	GMS Inc.*	1,964,753
63,581	Hibbett Sports Inc.*	1,803,793
55,899	Lovesac Co.*(a)	853,019
87,287	Michaels Cos., Inc.*	714,008
44,887	Papa John's International Inc.	2,840,449
36,213	Rush Enterprises Inc., Class A Shares	1,659,280
93,056	Sonic Automotive Inc., Class A Shares	3,047,584
204,812	Sportsman's Warehouse Holdings Inc.*	1,497,176
	Total Retail	30,319,658
	TOTAL CONSUMER CYCLICAL	90,961,090
CONSUMER NON-CYCLICAL - 19.2%
Agriculture - 1.0%
111,100	Archer-Daniels-Midland Co.	4,769,523
210,530	Darling Ingredients Inc.*	5,010,614
	Total Agriculture	9,780,137
Biotechnology - 2.9%
16,800	Allakos Inc.*(a)	1,596,000

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 19.2% - (continued)
Biotechnology - 2.9% - (continued)
63,340	Apellis Pharmaceuticals Inc.*	$1,702,579
31,902	Argenx SE, ADR*	4,723,091
169,999	Dicerna Pharmaceuticals Inc.*	4,090,176
30,621	Eidos Therapeutics Inc.*(a)	1,724,881
16,668	Mirati Therapeutics Inc.*	1,679,634
94,444	NeoGenomics Inc.*	2,437,600
142,488	Orchard Therapeutics PLC, ADR*	1,622,938
54,811	SpringWorks Therapeutics Inc.*	1,250,239
79,533	Twist Bioscience Corp.*	1,895,272
51,422	Veracyte Inc.*	1,476,840
97,479	Vericel Corp.*	1,818,958
85,643	Y-mAbs Therapeutics Inc.*	2,890,451
	Total Biotechnology	28,908,659
Commercial Services - 2.1%
51,331	Huron Consulting Group Inc.*	3,441,744
21,911	ICF International Inc.	1,966,074
57,875	Kelly Services Inc., Class A Shares	1,268,041
56,812	Korn Ferry	2,231,576
181,537	Repay Holdings Corp.*	2,510,657
274,500	Sabre Corp.	6,157,035
170,365	Team Inc.*	2,754,802
27,063	Vectrus Inc.*	1,378,589
	Total Commercial Services	21,708,518
Cosmetics/Personal Care - 0.3%
173,719	elf Beauty Inc.*	2,878,524
Food - 1.8%
127,586	BellRing Brands Inc., Class A Shares*	2,555,548
52,072	Cal-Maine Foods Inc.	2,266,694
122,202	Hain Celestial Group Inc.*	3,020,833
200,026	Hostess Brands Inc., Class A Shares*	2,690,350
39,276	Performance Food Group Co.*	1,848,329
12,900	Sanderson Farms Inc.	2,135,982
90,158	TreeHouse Foods Inc.*	4,407,825
	Total Food	18,925,561
Healthcare-Products - 5.3%
238,641	Alphatec Holdings Inc.*	1,682,419
101,346	BioLife Solutions Inc.*	1,697,545
69,348	Castle Biosciences Inc.*(a)	1,867,542
26,200	Cooper Cos., Inc.	8,202,958
81,663	Inspire Medical Systems Inc.*	5,794,806
19,013	Integra LifeSciences Holdings Corp.*	1,159,603
105,631	OrthoPediatrics Corp.*	4,155,524
66,728	Patterson Cos., Inc.	1,298,527
30,265	Tactile Systems Technology Inc.*	1,943,316
31,133	Tandem Diabetes Care Inc.*	2,149,111
162,700	Zimmer Biomet Holdings Inc.	23,637,056
86,191	Zynex Inc.(a)	905,005
	Total Healthcare-Products	54,493,412
Healthcare-Services - 2.4%
117,421	Fulgent Genetics Inc.*	1,338,599
50,700	Humana Inc.	17,300,361
87,804	Natera Inc.*	3,203,968

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 19.2% - (continued)
Healthcare-Services - 2.4% - (continued)
110,861	SI-BONE Inc.*	$1,972,217
56,590	Vapotherm Inc.*	625,885
	Total Healthcare-Services	24,441,030
Household Products/Wares - 0.2%
27,935	Spectrum Brands Holdings Inc.	1,746,496
Pharmaceuticals - 3.2%
53,300	AmerisourceBergen Corp., Class A Shares	4,685,603
48,887	Collegium Pharmaceutical Inc.*	1,062,315
336,583	Cytokinetics Inc.*	3,254,758
54,037	Global Blood Therapeutics Inc.*	3,593,460
124,500	Merus NV*	2,051,760
79,343	MyoKardia Inc.*	5,169,196
83,104	Odonate Therapeutics Inc.*	2,857,116
76,400	Prestige Consumer Healthcare Inc.*	2,885,628
43,358	Principia Biopharma Inc.*	1,553,517
97,918	Revance Therapeutics Inc.*	1,752,732
38,856	Sutro Biopharma Inc.*	430,524
57,871	Tricida Inc.*(a)	2,312,525
32,200	Turning Point Therapeutics Inc.*	1,810,284
	Total Pharmaceuticals	33,419,418
	TOTAL CONSUMER NON-CYCLICAL	196,301,755
DIVERSIFIED - 0.3%
Holding Companies-Diversified - 0.3%
150,719	ChaSerg Technology Acquisition Corp., Class A Shares*	1,650,373
103,210	Health Sciences Acquisitions Corp.*	1,081,641
	Total Holding Companies-Diversified	2,732,014
	TOTAL DIVERSIFIED	2,732,014
ENERGY - 4.2%
Oil & Gas - 4.0%
257,430	Callon Petroleum Co.*(a)	939,620
114,251	Carrizo Oil & Gas Inc.*(a)	732,349
173,500	Diamondback Energy Inc.	13,418,490
126,500	Marathon Petroleum Corp.	7,670,960
59,421	Murphy USA Inc.*	6,983,750
519,200	Noble Energy Inc.	10,778,592
131,869	SRC Energy Inc.*	470,772
	Total Oil & Gas	40,994,533
Oil & Gas Services - 0.2%
23,866	DMC Global Inc.	1,099,984
86,176	Select Energy Services Inc., Class A Shares*	661,831
	Total Oil & Gas Services	1,761,815
	TOTAL ENERGY	42,756,348
FINANCIAL - 20.8%
Banks - 5.9%
85,949	Bank of NT Butterfield & Son Ltd.	2,969,538
96,022	BankUnited Inc.	3,366,531
165,721	First Horizon National Corp.	2,664,794
378,704	FNB Corp.	4,703,504
53,644	IBERIABANK Corp.	3,915,476
89,783	Meta Financial Group Inc.	3,193,581
227,700	PacWest Bancorp	8,479,548

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 20.8% - (continued)
Banks - 5.9% - (continued)
220,500	Pinnacle Financial Partners Inc.	$13,543,110
10,761	TCF Financial Corp.	457,235
48,536	TriState Capital Holdings Inc.*	1,176,027
44,282	Triumph Bancorp Inc.*	1,587,952
96,262	Univest Financial Corp.	2,513,401
232,400	Zions Bancorp N.A.	11,568,872
	Total Banks	60,139,569
Diversified Financial Services - 1.0%
76,300	Affiliated Managers Group Inc.	6,513,731
132,224	I3 Verticals Inc., Class A Shares*	3,612,360
	Total Diversified Financial Services	10,126,091
Equity Real Estate Investment Trusts (REITs) - 5.6%
170,300	American Campus Communities Inc.	8,181,212
301,200	American Homes 4 Rent, Class A Shares	8,045,052
40,657	Americold Realty Trust	1,529,516
117,279	Blackstone Mortgage Trust Inc., Class A Shares	4,295,930
116,599	Columbia Property Trust Inc.	2,420,595
86,904	Corporate Office Properties Trust	2,535,859
293,700	Cousins Properties Inc.	11,891,913
75,999	Dynex Capital Inc.	1,283,623
144,883	Lexington Realty Trust, Class B Shares	1,605,304
486,300	Medical Properties Trust Inc.	10,095,588
26,000	SBA Communications Corp., Class A Shares	6,148,220
	Total Equity Real Estate Investment Trusts (REITs)	58,032,812
Insurance - 7.2%
25,400	Assurant Inc.	3,374,898
82,900	Axis Capital Holdings Ltd.	4,906,022
144,027	BRP Group Inc., Class A Shares*	2,480,145
34,072	eHealth Inc.*	3,143,483
62,042	Goosehead Insurance Inc., Class A Shares(a)	2,513,942
9,637	Hanover Insurance Group Inc.	1,309,958
171,900	Hartford Financial Services Group Inc.	10,633,734
33,201	Kinsale Capital Group Inc.	3,361,933
160,362	MGIC Investment Corp.	2,310,816
86,764	NMI Holdings Inc., Class A Shares*	2,912,668
63,248	Palomar Holdings Inc., Class A Shares*	3,451,443
82,747	ProAssurance Corp.	3,111,287
212,900	Progressive Corp.	15,552,345
74,700	Willis Towers Watson PLC	14,674,068
	Total Insurance	73,736,742
Private Equity - 0.4%
251,897	Hercules Capital Inc.(a)	3,609,684
Savings & Loans - 0.7%
101,098	Banc of California Inc.	1,552,865
249,148	Sterling Bancorp	5,087,602
	Total Savings & Loans	6,640,467
	TOTAL FINANCIAL	212,285,365
INDUSTRIAL - 13.6%
Aerospace/Defense - 0.8%
47,698	Kratos Defense & Security Solutions Inc.*	861,426
18,205	Mercury Systems Inc.*	1,333,516

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 13.6% - (continued)
Aerospace/Defense - 0.8% - (continued)
75,700	Spirit AeroSystems Holdings Inc., Class A Shares	$6,585,143
	Total Aerospace/Defense	8,780,085
Building Materials - 1.2%
13,228	American Woodmark Corp.*	1,361,161
33,844	Boise Cascade Co.	1,283,364
41,111	Gibraltar Industries Inc.*	2,146,816
153,700	Louisiana-Pacific Corp.	4,558,742
22,407	Masonite International Corp.*	1,608,823
20,209	Patrick Industries Inc.*	1,000,750
	Total Building Materials	11,959,656
Electrical Components & Equipment - 1.9%
26,685	Belden Inc.	1,434,052
266,300	Energizer Holdings Inc.	13,285,707
31,277	Generac Holdings Inc.*	3,080,784
116,033	nLight Inc.*	2,312,538
	Total Electrical Components & Equipment	20,113,081
Electronics - 1.9%
103,200	Agilent Technologies Inc.	8,335,464
17,449	FARO Technologies Inc.*	850,115
113,500	FLIR Systems Inc.	6,079,060
111,137	Knowles Corp.*	2,433,900
65,994	SMART Global Holdings Inc.*	2,032,615
	Total Electronics	19,731,154
Engineering & Construction - 0.4%
59,928	Arcosa Inc.	2,349,777
17,431	EMCOR Group Inc.	1,550,139
	Total Engineering & Construction	3,899,916
Environmental Control - 0.5%
34,883	Casella Waste Systems Inc., Class A Shares*	1,629,385
34,078	Clean Harbors Inc.*	2,816,547
	Total Environmental Control	4,445,932
Hand/Machine Tools - 0.9%
194,100	Kennametal Inc.	6,760,503
30,301	Regal Beloit Corp.	2,476,501
	Total Hand/Machine Tools	9,237,004
Machinery-Construction & Mining - 0.3%
54,690	BWX Technologies Inc.	3,288,510
Machinery-Diversified - 2.2%
57,666	Altra Industrial Motion Corp.	1,895,481
67,034	Columbus McKinnon Corp.	2,753,757
156,724	Ichor Holdings Ltd.*	4,944,642
15,042	Kadant Inc.	1,465,091
13,200	Rockwell Automation Inc.	2,585,088
67,799	SPX FLOW Inc.*	3,213,673
77,400	Xylem Inc.	5,999,274
	Total Machinery-Diversified	22,857,006
Metal Fabricate/Hardware - 0.4%
41,019	CIRCOR International Inc.*	1,819,603
63,090	TriMas Corp.*	1,954,528
	Total Metal Fabricate/Hardware	3,774,131
Miscellaneous Manufacturers - 2.1%
62,589	Actuant Corp., Class A Shares	1,537,186

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 13.6% - (continued)
Miscellaneous Manufacturers - 2.1% - (continued)
32,301	EnPro Industries Inc.	$2,144,463
58,210	Federal Signal Corp.	1,917,438
22,145	Hexcel Corp.	1,763,406
31,593	Hillenbrand Inc.	998,971
52,899	ITT Inc.	3,691,292
35,000	Parker-Hannifin Corp.	6,957,650
31,678	Standex International Corp.	2,444,908
	Total Miscellaneous Manufacturers	21,455,314
Packaging & Containers - 0.5%
38,130	Matthews International Corp., Class A Shares	1,462,285
118,512	Owens-Illinois Inc.	1,170,899
55,888	Silgan Holdings Inc.	1,721,909
	Total Packaging & Containers	4,355,093
Transportation - 0.5%
64,344	Heartland Express Inc.	1,377,605
27,655	Saia Inc.*	2,624,460
26,391	Scorpio Tankers Inc.	907,586
	Total Transportation	4,909,651
	TOTAL INDUSTRIAL	138,806,533
TECHNOLOGY - 9.8%
Computers - 3.5%
19,344	CACI International Inc., Class A Shares*	4,629,406
239,912	Conduent Inc.*	1,624,204
120,552	Endava PLC, ADR*	5,740,686
44,269	ExlService Holdings Inc.*	3,090,419
37,396	Kornit Digital Ltd.*	1,275,204
58,546	Virtusa Corp.*	2,616,421
346,400	Western Digital Corp.	17,434,312
	Total Computers	36,410,652
Semiconductors - 4.9%
145,368	Adesto Technologies Corp.*(a)	1,046,649
86,848	FormFactor Inc.*	2,009,663
96,630	Impinj Inc.*(a)	3,049,643
53,068	Inphi Corp.*	3,695,125
75,900	KLA Corp.	12,436,974
197,907	MACOM Technology Solutions Holdings Inc.*	4,882,366
22,751	Semtech Corp.*	1,102,513
69,287	Silicon Motion Technology Corp., ADR	3,069,414
94,957	SiTime Corp.*	1,652,252
104,345	Ultra Clean Holdings Inc.*	2,320,633
154,100	Xilinx Inc.	14,297,398
	Total Semiconductors	49,562,630
Software - 1.4%
11,675	Alteryx Inc., Class A Shares*	1,325,463
250,954	Digital Turbine Inc.*	2,228,471
25,527	Everbridge Inc.*	2,244,844
16,962	Five9 Inc.*	1,156,300
47,593	ManTech International Corp., Class A Shares	3,692,265
67,929	Phreesia Inc.*	1,910,163

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 9.8% - (continued)
Software - 1.4% - (continued)
75,124	SVMK Inc.*	$1,282,367
	Total Software	13,839,873
	TOTAL TECHNOLOGY	99,813,155
UTILITIES - 5.1%
Electric - 5.1%
25,883	Black Hills Corp.	1,981,861
117,800	CMS Energy Corp.	7,221,140
254,900	FirstEnergy Corp.	12,156,181
43,872	Hawaiian Electric Industries Inc.	1,915,890
21,413	IDACORP Inc.	2,249,436
72,243	Portland General Electric Co.	4,010,209
145,900	Public Service Enterprise Group Inc.	8,653,329
45,400	Sempra Energy	6,686,058
113,900	Xcel Energy Inc.	7,003,711
	Total Electric	51,877,815
	TOTAL UTILITIES	51,877,815
	TOTAL COMMON STOCKS (Cost - $820,228,298)	937,553,716
EXCHANGE TRADED FUNDS (ETFs) - 4.8%
149,959	iShares Core S&P Mid-Cap	30,156,755
222,860	iShares Core S&P Small-Cap	18,232,176
12,181	iShares Russell 2000 Value	1,524,087
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $42,042,603)	49,913,018
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $862,270,901)	987,466,734

Face Amount
SHORT-TERM INVESTMENTS - 3.2%
TIME DEPOSITS - 3.2%
$2,349,911	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.920% due 12/2/19	2,349,911
5,463,391	Banco Santander SA - Frankfurt, 0.920% due 12/2/19	5,463,391
24,594,540	Citibank - New York, 0.920% due 12/2/19	24,594,540
	TOTAL TIME DEPOSITS (Cost - $32,407,842)	32,407,842
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.2%
MONEY MARKET FUND - 2.2%
22,378,821	Federated Government Obligations Fund, Premier Class, 1.573%(b) (Cost - $22,378,821)	22,378,821
	TOTAL INVESTMENTS - 102.1% (Cost - $917,057,564#)	1,042,253,397
	Liabilities in Excess of Other Assets - (2.1)%	(21,871,387)
	TOTAL NET ASSETS - 100.0%	$1,020,382,010

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Financial	20.5%
Consumer Non-cyclical	18.8
Industrial	13.3
Technology	9.6
Consumer Cyclical	8.7
Communications	5.8
Utilities	5.0
Energy	4.1
Basic Materials	3.9
Diversified	0.3
Exchange Traded Funds (ETFs)	4.8
Short-Term Investments	3.1
Money Market Fund	2.1
100.0%

^ As a percentage of total investments.

Schedules of Investments
November 30, 2019 (Unaudited)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 80.9%
BASIC MATERIALS - 1.7%
Chemicals - 1.7%
44,750	DuPont de Nemours Inc.	$2,900,248
62,400	LyondellBasell Industries NV, Class A Shares	5,774,496
	Total Chemicals	8,674,744
	TOTAL BASIC MATERIALS	8,674,744
COMMUNICATIONS - 9.9%
Media - 0.4%
57,085	CBS Corp., Class B Shares	2,305,092
Telecommunications - 9.5%
295,172	AT&T Inc.	11,033,530
212,318	BCE Inc.	10,220,326
30,675	Cisco Systems Inc.	1,389,884
48,900	Nippon Telegraph & Telephone Corp.	2,469,237
158,910	SK Telecom Co., Ltd., ADR	3,642,217
214,290	Telefonica Brasil SA	2,844,121
203,926	Verizon Communications Inc.	12,284,502
3,163,768	Vodafone Group PLC	6,275,518
	Total Telecommunications	50,159,335
	TOTAL COMMUNICATIONS	52,464,427
CONSUMER CYCLICAL - 4.1%
Airlines - 0.9%
84,560	Delta Air Lines Inc.	4,846,134
Distribution/Wholesale - 0.6%
193,200	Mitsui & Co., Ltd.	3,423,429
Home Builders - 0.5%
116,100	Sekisui House Ltd.	2,508,579
Retail - 1.2%
22,350	Cracker Barrel Old Country Store Inc.	3,436,089
955,110	Kingfisher PLC	2,592,977
	Total Retail	6,029,066
Toys/Games/Hobbies - 0.9%
12,945	Nintendo Co., Ltd.	5,008,640
	TOTAL CONSUMER CYCLICAL	21,815,848
CONSUMER NON-CYCLICAL - 20.3%
Agriculture - 4.1%
73,909	Altria Group Inc.	3,673,277
93,200	British American Tobacco PLC	3,688,673
170,921	Philip Morris International Inc.	14,174,479
	Total Agriculture	21,536,429
Beverages - 2.5%
144,161	Coca-Cola Co.	7,698,197
42,225	PepsiCo Inc.	5,735,422
	Total Beverages	13,433,619
Biotechnology - 2.8%
16,975	Amgen Inc.	3,984,372
165,703	Gilead Sciences Inc.	11,141,870
	Total Biotechnology	15,126,242
Household Products/Wares - 0.8%
19,100	Henkel AG & Co. KGaA	2,017,552

Schedules of Investments
November 30, 2019 (Unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 20.3% - (continued)
Household Products/Wares - 0.8% - (continued)
15,125	Kimberly-Clark Corp.	$2,062,142
	Total Household Products/Wares	4,079,694
Pharmaceuticals - 10.1%
157,451	AbbVie Inc.	13,813,176
25,751	AstraZeneca PLC	2,483,987
33,035	Bayer AG, Class Registered Shares	2,500,313
55,620	Bristol-Myers Squibb Co.	3,167,003
679,100	GlaxoSmithKline PLC	15,406,222
290,475	Pfizer Inc.	11,189,097
5,993	Roche Holding AG	1,847,043
30,620	Sanofi	2,850,865
	Total Pharmaceuticals	53,257,706
	TOTAL CONSUMER NON-CYCLICAL	107,433,690
ENERGY - 11.5%
Oil & Gas - 8.6%
1,483,950	BP PLC	9,216,675
49,439	BP PLC, ADR	1,850,007
110,662	Chevron Corp.	12,961,840
159,125	Exxon Mobil Corp.	10,841,186
94,525	Occidental Petroleum Corp.	3,645,829
134,100	Royal Dutch Shell PLC, Class B Shares	3,797,577
66,993	TOTAL SA	3,516,127
	Total Oil & Gas	45,829,241
Pipelines - 2.9%
141,150	Enbridge Inc.	5,346,269
225,170	Enterprise Products Partners LP	5,926,475
127,421	Equitrans Midstream Corp.	1,270,387
53,025	TC Energy Corp.	2,683,193
	Total Pipelines	15,226,324
	TOTAL ENERGY	61,055,565
FINANCIAL - 16.2%
Banks - 7.7%
799,030	AIB Group PLC	2,593,338
82,510	Bank of America Corp.	2,749,233
55,960	Bank of NT Butterfield & Son Ltd.	1,933,418
83,900	Canadian Imperial Bank of Commerce	7,294,499
75,400	Citigroup Inc.	5,664,048
308,150	ING Groep NV	3,545,621
21,605	JPMorgan Chase & Co.	2,846,675
187,425	KeyCorp	3,634,170
38,575	PNC Financial Services Group Inc.	5,910,076
197,375	Regions Financial Corp.	3,284,320
1,721,600	Unicaja Banco SA(a)	1,734,520
	Total Banks	41,189,918
Diversified Financial Services - 1.6%
521,715	Daiwa Securities Group Inc.	2,645,396
17,400	Deutsche Boerse AG	2,669,364
180,600	Invesco Ltd.	3,171,336
	Total Diversified Financial Services	8,486,096
Equity Real Estate Investment Trusts (REITs) - 3.6%
104,270	MGM Growth Properties LLC, Class A Shares	3,231,327
59,575	National Retail Properties Inc.	3,320,710

Schedules of Investments
November 30, 2019 (Unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 16.2% - (continued)
Equity Real Estate Investment Trusts (REITs) - 3.6% - (continued)
98,525	Omega Healthcare Investors Inc.	$4,141,006
104,350	Ventas Inc.	6,084,648
29,450	Welltower Inc.	2,490,587
	Total Equity Real Estate Investment Trusts (REITs)	19,268,278
Insurance - 2.5%
63,370	Ageas	3,803,506
10,155	Allianz SE, Class Registered Shares	2,431,660
48,372	CNA Financial Corp.	2,163,196
100,717	Old Republic International Corp.	2,272,176
13,330	RenaissanceRe Holdings Ltd.	2,510,439
	Total Insurance	13,180,977
Private Equity - 0.5%
61,080	AURELIUS Equity Opportunities SE & Co. KGaA	2,508,640
Real Estate - 0.3%
384,000	Great Eagle Holdings Ltd.	1,287,669
	TOTAL FINANCIAL	85,921,578
INDUSTRIAL - 3.7%
Miscellaneous Manufacturers - 1.2%
28,920	Eaton Corp. PLC	2,675,100
29,170	Siemens AG, Class Registered Shares	3,763,837
	Total Miscellaneous Manufacturers	6,438,937
Packaging & Containers - 0.8%
427,025	Amcor PLC	4,381,276
Transportation - 1.7%
136,085	Deutsche Post AG, Class Registered Shares	5,073,457
31,600	United Parcel Service Inc., Class B Shares	3,783,468
	Total Transportation	8,856,925
	TOTAL INDUSTRIAL	19,677,138
TECHNOLOGY - 3.0%
Semiconductors - 1.5%
8,388	Broadcom Inc.	2,652,369
69,739	Cypress Semiconductor Corp.	1,635,380
70,500	Infineon Technologies AG	1,505,863
69,630	Samsung Electronics Co., Ltd.	2,407,314
	Total Semiconductors	8,200,926
Software - 1.5%
27,165	Microsoft Corp.	4,112,238
63,910	Oracle Corp.	3,587,907
	Total Software	7,700,145
	TOTAL TECHNOLOGY	15,901,071
UTILITIES - 10.5%
Electric - 7.2%
138,325	Dominion Energy Inc.	11,496,191
113,600	Duke Energy Corp.	10,016,112
53,615	FirstEnergy Corp.	2,556,899
243,350	PPL Corp.	8,281,201
89,190	Southern Co.	5,528,888
	Total Electric	37,879,291

Schedules of Investments
November 30, 2019 (Unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
UTILITIES - 10.5% - (continued)
Gas - 2.8%
1,290,733	National Grid PLC(b)	$14,852,954
Water - 0.5%
97,775	Veolia Environnement SA	2,503,383
	TOTAL UTILITIES	55,235,628
	TOTAL COMMON STOCKS (Cost - $405,048,092)	428,179,689
EXCHANGE TRADED FUNDS (ETFs) - 15.6%
1,809,102	iShares Core Dividend Growth(b)	74,643,548
81,299	iShares Core High Dividend	7,812,021
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $71,182,382)	82,455,569
CONVERTIBLE PREFERRED STOCK - 0.4%
UTILITIES - 0.4%
Electric - 0.4%
54,030	CenterPoint Energy Inc., 7.000% (Cost - $2,769,971)	2,437,834
WARRANTS - 0.4%
FINANCIAL - 0.4%
Diversified Financial Services - 0.4%
14,200	Merrill Lynch International & Co. CV*(a)(c)(d)	792,309
4,931	Merrill Lynch International & Co. CV*(a)(c)(d)	1,516,483
	Total Diversified Financial Services	2,308,792
	TOTAL FINANCIAL	2,308,792
	TOTAL WARRANTS (Cost - $2,181,908)	2,308,792
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $481,182,353)	515,381,884

Face Amount†
SHORT-TERM INVESTMENTS - 2.3%
TIME DEPOSITS - 2.3%
$6,218,517	ANZ National Bank - London, 0.920% due 12/2/19	6,218,517
4,354,892	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.920% due 12/2/19	4,354,892
1,519,207	Citibank - New York, 0.920% due 12/2/19	1,519,207
	TOTAL TIME DEPOSITS (Cost - $12,092,616)	12,092,616
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.9%
MONEY MARKET FUND - 2.9%
15,190,350	Federated Government Obligations Fund, Premier Class, 1.573%(e) (Cost - $15,190,350)	15,190,350
	TOTAL INVESTMENTS - 102.5% (Cost - $508,465,319#)	542,664,850
	Liabilities in Excess of Other Assets - (2.5)%	(13,220,915)
	TOTAL NET ASSETS - 100.0%	$529,443,935

Schedules of Investments
November 30, 2019 (Unaudited)

Destinations Equity Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $4,043,312 and represents 0.76% of net assets.
(b)	All or a portion of this security is on loan .
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2019, amounts to approximately $2,308,792 and represents 0.44% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	19.8%
Financial	16.3
Energy	11.3
Utilities	10.6
Communications	9.7
Consumer Cyclical	4.0
Industrial	3.6
Technology	2.9
Basic Materials	1.6
Exchange Traded Funds (ETFs)	15.2
Short-Term Investments	2.2
Money Market Fund	2.8
100.0%

^ As a percentage of total investments.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 83.5%
Argentina - 0.3%
16,205	Globant SA*	$1,733,935
7,294	MercadoLibre Inc.*	4,234,751
	Total Argentina	5,968,686
Australia - 1.4%
184,904	Appen Ltd.	3,060,277
136,794	Brambles Ltd.	1,163,552
295,638	HUB24 Ltd.(a)	2,172,310
1,242,008	Nanosonics Ltd.*	5,621,497
359,832	Nick Scali Ltd.	1,542,625
376,552	Pro Medicus Ltd.(a)	6,313,146
1,394,343	South32 Ltd.	2,546,967
646,117	Webjet Ltd.(a)	5,478,833
41,016	WiseTech Global Ltd.	756,268
	Total Australia	28,655,475
Austria - 0.3%
175,822	Erste Group Bank AG	6,289,697
Belgium - 0.1%
10,461	Galapagos NV*(a)	2,060,253
Bermuda - 0.2%
274,280	Hiscox Ltd.	4,832,900
Brazil - 1.8%
64,973	Azul SA, ADR*	2,419,595
194,427	Azul SA, Class Preferred Shares*	2,435,986
509,823	B3 SA - Brasil Bolsa Balcao	5,740,418
336,671	Banco Bradesco SA, ADR	2,642,867
1,345,139	Cogna Educacao	3,253,230
141,538	Notre Dame Intermedica Participacoes SA	1,893,229
121,134	Pagseguro Digital Ltd., Class A Shares*	4,111,288
418,794	Petroleo Brasileiro SA, ADR	6,168,836
886,841	Rumo SA*	5,112,024
52,253	StoneCo Ltd., Class A Shares*	2,141,328
	Total Brazil	35,918,801
Canada - 1.8%
33,476	Agnico Eagle Mines Ltd.	1,989,402
8,000	Canadian Pacific Railway Ltd.	1,895,000
461,586	Computer Modelling Group Ltd.	2,937,049
25,489	Descartes Systems Group Inc.*	1,094,607
63,853	Equitable Group Inc.	5,331,341
4,933	Fairfax Financial Holdings Ltd.	2,228,802
31,395	Franco-Nevada Corp.	3,089,145
121,243	Magna International Inc.	6,670,790
69,610	Restaurant Brands International Inc.	4,568,504
583,469	Seven Generations Energy Ltd., Class A Shares*	3,158,993
39,514	Thomson Reuters Corp.	2,763,600
	Total Canada	35,727,233
China - 8.2%
46,903	58.com Inc., ADR*	2,885,473
8,044,000	AK Medical Holdings Ltd.(a)	9,072,426
145,218	Alibaba Group Holding Ltd., ADR*	29,043,600
497,400	BTG Hotels Group Co., Ltd., Class A Shares(b)	1,257,513
1,094,333	China Conch Venture Holdings Ltd.	4,256,938

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 83.5% - (continued)
China - 8.2% - (continued)
410,452	China Everbright Ltd.	$660,764
343,854	China International Travel Service Corp., Ltd, Class A Shares(b)	4,097,264
1,852,311	China Mengniu Dairy Co., Ltd.*	7,089,972
102,841	GDS Holdings Ltd., ADR*	4,815,016
503,844	Glodon Co., Ltd., Class A Shares(b)	2,365,855
447,700	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(b)	3,665,032
3,410,131	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	3,642,449
1,654,248	Haitong Securities Co., Ltd., Class H Shares(c)	1,652,315
526,905	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares(b)	2,353,506
1,166,610	Hua Hong Semiconductor Ltd.(d)	2,068,998
1,793,407	Kingdee International Software Group Co., Ltd.	1,778,177
26,153	Kweichow Moutai Co., Ltd., Class A Shares(b)	4,198,594
4,414,751	Lenovo Group Ltd.	2,916,293
123,809	LexinFintech Holdings Ltd., ADR*	1,474,565
270,870	Meituan Dianping, Class B Shares*	3,571,939
674,289	Midea Group Co., Ltd., Class A Shares(b)	5,206,680
92,462	Momo Inc., ADR	3,460,853
38,474	New Oriental Education & Technology Group Inc., ADR*	4,658,432
384,394	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	4,356,425
231,268	Shanghai Henlius Biotech Inc., Class H Shares*(c)(d)	1,187,603
65,128	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(b)	1,664,179
286,035	Shenzhou International Group Holdings Ltd.	3,770,275
1,655,346	Sino Biopharmaceutical Ltd.	2,136,237
665,132	Sinopharm Group Co., Ltd., Class H Shares(c)	2,196,656
111,423	Sunny Optical Technology Group Co., Ltd.	1,826,893
353,689	Tencent Holdings Ltd.	14,994,677
11,029	Tencent Holdings Ltd., ADR	464,872
115,926	Tencent Music Entertainment Group, ADR*	1,440,960
5,071,836	WH Group Ltd.(d)	5,210,605
2,542,575	Xiaomi Corp., Class B Shares*(d)	2,907,792
917,000	Yihai International Holding Ltd.*	5,834,703
300,257	Yunnan Baiyao Group Co., Ltd., Class A Shares(b)	3,753,159
14,206	YY Inc., ADR*	906,201
115,716	Zai Lab Ltd., ADR*	4,605,497
	Total China	163,449,388
Denmark - 0.5%
24,782	Jyske Bank AS, Class Registered Shares*	821,677
92,509	Novozymes AS, Class B Shares	4,418,038
35,101	Royal Unibrew AS	3,157,897
32,860	Sydbank AS	618,214
	Total Denmark	9,015,826
Egypt - 0.2%
13,333,822	Cleopatra Hospital*	4,855,430
Finland - 0.0%
75,457	Wartsila OYJ Abp	759,050
France - 6.0%
32,976	Air Liquide SA	4,467,146
29,302	Airbus SE	4,302,562
33,939	Akka Technologies	2,086,364
48,490	Aubay	1,776,188
12,195	Cie Generale des Etablissements Michelin SCA	1,461,707

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 83.5% - (continued)
France - 6.0% - (continued)
122,249	Danone SA	$10,060,741
3,925	Dassault Aviation SA	5,334,473
37,562	Dassault Systemes SE	5,912,746
84,840	Esker SA	7,850,946
56,451	EssilorLuxottica SA	8,765,249
114,777	Legrand SA	9,058,612
35,976	L'Oreal SA	10,250,815
7,468	LVMH Moet Hennessy Louis Vuitton SE	3,347,641
46,694	MGI Digital Graphic Technology*	2,829,044
75,491	Pernod Ricard SA	13,858,563
117,846	Schneider Electric SE	11,363,443
123,921	Thales SA	12,130,005
37,497	TOTAL SA	1,968,482
38,668	Ubisoft Entertainment SA*	2,346,442
	Total France	119,171,169
Germany - 5.4%
78,495	Bayer AG, Class Registered Shares	5,941,023
46,926	Brenntag AG	2,502,588
194,388	Deutsche Wohnen SE	7,592,178
215,190	Elmos Semiconductor AG	6,799,706
61,392	Evotec SE*(a)	1,360,344
113,948	GEA Group AG	3,663,833
117,990	Henkel AG & Co. KGaA	12,461,955
36,722	Hypoport AG*	11,812,425
196,843	Infineon Technologies AG	4,204,351
102,206	Isra Vision AG	4,365,005
21,758	Knorr-Bremse AG	2,116,054
25,314	LEG Immobilien AG	2,857,204
46,683	Mensch und Maschine Software SE	2,160,278
12,735	New Work SE	4,313,546
82,807	Nexus AG	3,074,409
69,975	SAP SE	9,524,231
4,382	Sartorius AG	923,525
19,007	Siemens AG, Class Registered Shares	2,451,913
71,533	Symrise AG, Class A Shares	6,938,276
92,616	TAG Immobilien AG*	2,228,153
81,360	TeamViewer AG*	2,323,804
112,832	Vonovia SE	5,877,814
28,095	Zalando SE*(d)	1,209,880
	Total Germany	106,702,495
Greece - 0.2%
440,838	Sarantis SA	4,074,121
Hong Kong - 1.1%
820,400	AIA Group Ltd.	8,218,172
288,500	CK Hutchison Holdings Ltd.	2,622,065
395,930	Esprit Holdings Ltd.*	78,437
35,300	Jardine Matheson Holdings Ltd.	1,983,937
487,711	Techtronic Industries Co., Ltd.	3,667,568
1,584,000	Vitasoy International Holdings Ltd.	6,090,180
	Total Hong Kong	22,660,359

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 83.5% - (continued)
Hungary - 0.1%
35,590	Wizz Air Holdings PLC*(d)	$1,816,337
India - 6.4%
243,508	Aavas Financiers Ltd.*	5,969,681
187,643	Amara Raja Batteries Ltd.	1,965,389
557,330	Axis Bank Ltd.	5,736,216
88,730	Bajaj Finance Ltd.	5,029,525
322,534	Bandhan Bank Ltd.(d)	2,598,440
736,703	Berger Paints India Ltd.	5,078,745
53,039	Britannia Industries Ltd.	2,258,978
127,915	Divi's Laboratories Ltd.	3,181,502
217,508	Dr Lal PathLabs Ltd.	4,755,316
62,952	Dr Reddy's Laboratories Ltd.	2,549,542
20,715	Dr Reddy's Laboratories Ltd., ADR	843,515
973,111	Edelweiss Financial Services Ltd.	1,662,208
403,227	Exide Industries Ltd.	1,097,579
495,192	Gulf Oil Lubricants India Ltd.	5,539,706
244,308	HDFC Bank Ltd.	4,340,780
239,544	Hemisphere Properties India Ltd.*(b)(e)	538,663
421,013	Housing Development Finance Corp., Ltd	13,463,294
62,256	ICICI Lombard General Insurance Co., Ltd.(d)	1,188,712
1,456,525	JM Financial Ltd.	1,821,157
396,828	Kajaria Ceramics Ltd.	2,931,249
181,924	Kotak Mahindra Bank Ltd.	4,077,309
33,360	Maruti Suzuki India Ltd.	3,370,597
520,141	Max Financial Services Ltd.*	3,654,809
340,792	Metropolis Healthcare Ltd.*	6,615,847
2,002,400	Minda Corp., Ltd	2,546,741
3,476,657	NTPC Ltd.	5,625,328
297,149	Reliance Industries Ltd.	6,431,433
559,396	Reliance Nippon Life Asset Management Ltd.(d)	2,809,892
345,155	SBI Life Insurance Co., Ltd.(d)	4,613,095
154,971	Spandana Sphoorty Financial Ltd.*	2,656,919
216,244	Supreme Industries Ltd.	3,419,037
251,053	Tata Communications Ltd.	1,549,297
768,806	Tata Global Beverages Ltd.	3,457,040
128,620	Titan Co., Ltd.	2,073,477
91,209	V-Mart Retail Ltd.	2,215,882
482,821	Yes Bank Ltd.	460,864
	Total India	128,127,764
Indonesia - 0.8%
38,157,761	Ace Hardware Indonesia Tbk PT	4,273,938
2,713,100	Bank Central Asia Tbk PT	6,036,512
49,737,000	Sarana Menara Nusantara Tbk PT@	2,573,675
8,283,702	Telekomunikasi Indonesia Persero Tbk PT	2,301,634
20,013,925	Tower Bersama Infrastructure Tbk PT	1,553,487
	Total Indonesia	16,739,246
Ireland - 0.8%
172,671	Experian PLC	5,717,691
52,790	Kerry Group PLC, Class A Shares	6,779,196

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 83.5% - (continued)

Ireland - 0.8% - (continued)
39,083	Ryanair Holdings PLC, ADR*	$3,256,395
	Total Ireland	15,753,282
Israel - 0.5%
80,922	Inmode Ltd.*(a)	4,099,509
60,133	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,439,461
15,706	Wix.com Ltd.*	1,898,698
	Total Israel	9,437,668
Italy - 0.4%
357,839	Banca Mediolanum SpA	3,633,738
163,248	Gruppo MutuiOnline SpA	3,467,889
	Total Italy	7,101,627
Japan - 13.7%
119,300	Arcland Service Holdings Co., Ltd.	2,032,051
63,500	Atrae Inc.*(a)	2,170,015
538,022	Avant Corp.(a)	5,112,347
199,000	Chiba Bank Ltd.	1,136,275
32,600	Chugai Pharmaceutical Co., Ltd.	2,849,028
27,300	Daiichi Sankyo Co., Ltd.	1,716,496
41,600	Digital Arts Inc.	2,388,636
17,500	Disco Corp.	3,793,028
323,200	eGuarantee Inc.	4,295,056
353,400	Elan Corp.	5,475,327
88,212	en-japan Inc.	4,124,743
46,300	Ezaki Glico Co., Ltd.	2,125,345
136,600	Fixstars Corp.(a)	2,016,601
179,900	Fujitsu General Ltd.	3,420,529
195,200	Hachijuni Bank Ltd.	839,296
45,610	Hirose Electric Co., Ltd.	5,617,376
18,600	Hoshizaki Corp.	1,627,724
337,665	Infomart Corp.	5,969,720
159,100	IR Japan Holdings Ltd.(a)	6,228,694
125,900	Ito En Ltd.	6,293,316
259,800	Japan Elevator Service Holdings Co., Ltd.(a)	6,921,044
211,868	Japan Material Co., Ltd.	2,984,279
155,300	Kansai Paint Co., Ltd.	3,918,090
141,400	Kao Corp.	11,129,695
4,844	Keyence Corp.	1,659,211
75,800	Kobayashi Pharmaceutical Co., Ltd.	6,225,794
8,700	Kose Corp.	1,385,513
54,400	Kusuri no Aoki Holdings Co., Ltd.(a)	4,140,262
328,700	Mebuki Financial Group Inc.	851,030
243,306	Miroku Jyoho Service Co., Ltd.	7,335,994
59,600	MISUMI Group Inc.	1,478,457
216,400	Mitsubishi Electric Corp.	2,993,795
91,700	Murata Manufacturing Co., Ltd.	5,322,278
138,400	Nihon Kohden Corp.	3,751,793
148,500	Nippon Telegraph & Telephone Corp.	7,498,850
19,600	Nissin Foods Holdings Co., Ltd.	1,469,717
279,200	Nomura Research Institute Ltd.	5,895,621
292,600	North Pacific Bank Ltd.	639,865
43,700	Obic Co., Ltd.	5,806,718

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 83.5% - (continued)

Japan - 13.7% - (continued)
85,300	Omron Corp.	$5,020,360
190,500	Open Door Inc.*	3,180,770
40,100	Otsuka Holdings Co., Ltd.	1,751,610
141,600	Outsourcing Inc.	1,553,756
109,700	Pan Pacific International Holdings Corp.	1,778,684
141,500	Persol Holdings Co., Ltd.	2,606,801
1,066,506	Prestige International Inc.	8,897,715
59,600	Raksul Inc.*(a)	2,044,799
479,496	Rakus Co., Ltd.(a)	8,935,273
125,600	Rohto Pharmaceutical Co., Ltd.	3,953,306
341,600	Santen Pharmaceutical Co., Ltd.	6,404,285
70,100	Secom Co., Ltd.	5,966,298
109,500	Sega Sammy Holdings Inc.	1,579,720
188,700	Seven & i Holdings Co., Ltd.	7,037,149
47,800	Shimadzu Corp.	1,445,173
9,000	SMC Corp.	4,086,394
185,038	SMS Co., Ltd.	5,016,722
42,500	Sohgo Security Services Co., Ltd.	2,211,503
101,500	Stanley Electric Co., Ltd.	2,814,997
39,200	Suzuki Motor Corp.	1,739,266
480,100	Systena Corp.	7,699,551
265,440	Takeda Pharmaceutical Co., Ltd.	10,805,739
207,200	Terumo Corp.	7,281,528
139,200	Toyo Suisan Kaisha Ltd.	6,002,920
27,100	Trend Micro Inc.	1,464,921
38,500	USS Co., Ltd.	747,250
47,855	Wantedly Inc.*(a)	928,241
171,390	Yakuodo Holdings Co., Ltd.	3,900,655
96,900	Yokogawa Electric Corp.	1,773,392
1,132,600	Z Holdings Corp.	3,907,533
	Total Japan	273,175,920
Malaysia - 0.2%
487,600	Carlsberg Brewery Malaysia Bhd	3,191,555
Mexico - 1.2%
34,766	Fomento Economico Mexicano SAB de CV, ADR	3,161,272
213,381	Gruma SAB de CV, Class B Shares	2,142,101
845,057	Grupo Lala SAB de CV, Class B Shares	831,232
911,352	Grupo Mexico SAB de CV	2,379,952
425,831	Infraestructura Energetica Nova SAB de CV	1,750,348
2,040,979	Qualitas Controladora SAB de CV	8,662,683
1,636,980	Unifin Financiera SAB de CV SOFOM ENR	2,490,620
1,121,759	Wal-Mart de Mexico SAB de CV	3,124,409
	Total Mexico	24,542,617
Netherlands - 2.0%
1,015	Adyen NV*(d)	778,014
26,854	ASML Holding NV	7,297,789
28,534	Core Laboratories NV	1,249,789
20,780	Euronext NV(d)	1,568,818
67,060	Heineken NV	6,944,326
172,688	Koninklijke Philips NV	8,013,275
78,629	NXP Semiconductors NV	9,087,940

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 83.5% - (continued)

Netherlands - 2.0% - (continued)
82,004	Prosus NV*	$5,587,419
	Total Netherlands	40,527,370
Nigeria - 0.0%
1,912,536	Lekoil Ltd., CDI*	135,990
Panama - 0.2%
43,140	Copa Holdings SA, Class A Shares	4,497,776
Peru - 0.2%
13,965	Credicorp Ltd.	2,949,268
Philippines - 1.0%
4,466,382	Ayala Land Inc.	3,996,232
1,509,284	BDO Unibank Inc.	4,505,447
9,097,649	Metro Pacific Investments Corp.	769,395
3,006,508	Philippine Seven Corp.(b)	8,871,838
91,735	SM Investments Corp@.	1,912,994
	Total Philippines	20,055,906
Poland - 0.1%
236,095	Powszechny Zaklad Ubezpieczen SA	2,330,988
Portugal - 0.6%
447,445	Galp Energia SGPS SA	7,280,126
336,288	Jeronimo Martins SGPS SA	5,368,394
	Total Portugal	12,648,520
Russia - 0.5%
496,461	Sberbank of Russia PJSC, ADR	7,250,487
43,887	Yandex NV, Class A Shares*	1,841,938
	Total Russia	9,092,425
Saudi Arabia - 0.1%
114,084	Al Rajhi Bank	1,891,768
Singapore - 0.2%
3,684,200	Sheng Siong Group Ltd.	3,366,515
South Africa - 1.3%
210,178	Bid Corp., Ltd	4,624,762
204,994	Bidvest Group Ltd.	2,836,823
759,682	FirstRand Ltd.	3,241,346
3,148,559	Italtile Ltd.	3,015,115
60,012	Naspers Ltd., Class N Shares	8,580,318
1,458,433	Pepkor Holdings Ltd.(a)(d)	1,759,699
83,095	Sasol Ltd.	1,494,820
45,642	Sasol Ltd., ADR(a)	822,925
	Total South Africa	26,375,808
South Korea - 2.7%
54,852	KB Financial Group Inc.	2,139,678
83,918	Kia Motors Corp.	3,073,406
133,032	LEENO Industrial Inc.	6,642,818
2,688	LG Household & Health Care Ltd.	2,878,858
250,933	Minwise Co., Ltd.(a)	3,410,977
58,506	NAVER Corp.	8,516,734
335,474	NICE Information Service Co., Ltd.	3,946,552
545,584	Samsung Electronics Co., Ltd.	23,291,489
	Total South Korea	53,900,512

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 83.5% - (continued)

Spain - 0.9%
218,626	Amadeus IT Group SA	$17,388,772
Sweden - 2.1%
325,656	Biotage AB	4,207,163
131,200	Cellavision AB	4,244,125
77,203	Epiroc AB, Class A Shares	900,909
306,899	Essity AB, Class B Shares	9,642,330
592,574	Fortnox AB	10,460,075
54,989	Hexagon AB, Class B Shares	3,106,859
215,276	RaySearch Laboratories AB*	2,495,088
253,929	Svenska Handelsbanken AB, Class A Shares	2,491,374
189,326	Xvivo Perfusion AB*	3,360,664
	Total Sweden	40,908,587
Switzerland - 5.0%
30,430	Alcon Inc.*	1,679,086
59	Chocoladefabriken Lindt & Spruengli AG	449,840
41,259	Cie Financiere Richemont SA, Class Registered Shares	3,137,902
3,383	dormakaba Holding AG*	2,290,348
5,089	Geberit AG, Class Registered Shares	2,729,751
6,122	Givaudan SA, Class Registered Shares	17,983,958
122,110	Julius Baer Group Ltd.*	5,744,650
19,338	Lonza Group AG, Class Registered Shares*	6,564,072
309,140	Nestle SA, Class Registered Shares	32,119,854
14,959	Roche Holding AG	4,607,718
8,905	Schindler Holding AG	2,217,872
2,853	SGS SA, Class Registered Shares	7,419,861
15,172	Sika AG, Class Registered Shares	2,638,851
826,119	UBS Group AG, Class Registered Shares*	10,003,150
	Total Switzerland	99,586,913
Taiwan - 3.2%
554,000	Chief Telecom Inc.	3,930,298
373,000	Dadi Early-Childhood Education Group Ltd.	2,925,771
868,000	Delta Electronics Inc.	3,984,914
258,251	Eclat Textile Co., Ltd.	3,352,167
556,951	Far EasTone Telecommunications Co., Ltd.	1,333,798
198,770	Ginko International Co., Ltd.	1,371,475
152,175	Makalot Industrial Co., Ltd.	757,685
312,820	Poya International Co., Ltd.	4,425,214
840,867	Taiwan Mobile Co., Ltd.	3,154,079
1,002,000	Taiwan Semiconductor Manufacturing Co., Ltd.	10,052,878
442,615	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,498,431
258,550	Voltronic Power Technology Corp.	5,945,233
	Total Taiwan	64,731,943
Thailand - 0.7%
265,498	Bangkok Bank PCL, Class F Shares	1,559,960
250,336	Bangkok Bank PCL, NVDR(a)	1,462,482
2,719,186	CP ALL PCL, Class F Shares(b)	6,776,577
16,881,864	Humanica PCL, Class F Shares(b)	4,109,346
68,204	TQM Corp. PCL	122,539
	Total Thailand	14,030,904

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 83.5% - (continued)
United Arab Emirates - 0.5%
698,732	First Abu Dhabi Bank PJSC	$2,893,745

829,738	Network International Holdings PLC*(d)	6,213,189
	Total United Arab Emirates	9,106,934
United Kingdom - 7.2%
110,933	4imprint Group PLC	4,447,712
650,864	Amcor PLC	6,713,263
200,702	Avon Rubber PLC	5,217,661
122,426	British American Tobacco PLC	4,853,662
67,320	Burberry Group PLC	1,827,031
1,455,361	Clipper Logistics PLC(a)(b)	5,592,091
305,890	Compass Group PLC	7,488,199
215,148	Craneware PLC(a)(b)	7,011,364
22,407	Croda International PLC	1,442,654
305,996	Diageo PLC	12,510,440
106,824	Farfetch Ltd., Class A Shares*	1,063,967
252,982	Future PLC	4,315,847
649,334	GB Group PLC	5,675,230
166,634	Halma PLC	4,534,106
176,490	HomeServe PLC	2,749,835
320,223	IMI PLC	4,639,050
70,494	Intertek Group PLC	5,026,755
939,147	Johnson Service Group PLC	2,183,891
26,787	Linde PLC	5,515,314
33,262	LivaNova PLC*	2,786,025
60,582	London Stock Exchange Group PLC	5,382,732
470,046	On the Beach Group PLC	2,723,388
309,651	Patisserie Holdings PLC*(b)(e)	4,005
139,070	Reckitt Benckiser Group PLC	10,909,708
45,019	RELX PLC	1,089,585
233,161	Rentokil Initial PLC	1,341,233
137,425	Smith & Nephew PLC	3,068,812
88,560	Spectris PLC	3,208,940
59,580	Spirax-Sarco Engineering PLC	6,873,286
1,470,888	Tullow Oil PLC	2,495,180
62,637	Unilever NV	3,710,730
1,078,356	Vodafone Group PLC	2,143,230
613,686	YouGov PLC	4,618,050
	Total United Kingdom	143,162,976
United States - 3.4%
67,837	Analog Devices Inc.	7,662,189
31,088	ANSYS Inc.*	7,917,803
2,502	Booking Holdings Inc.*	4,763,883
185,125	Cadence Design Systems Inc.*	13,005,031
117,297	Colgate-Palmolive Co.	7,955,083
30,935	DENTSPLY SIRONA Inc.	1,749,065
241,133	Frontage Holdings Corp.*(a)	127,631
139,934	Liberty Latin America Ltd., Class C Shares*	2,510,416
11,800	Mastercard Inc., Class A Shares	3,448,314
21,904	Nordson Corp.	3,632,340
80,291	Philip Morris International Inc.	6,658,533
29,837	Texas Instruments Inc.	3,586,706

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 83.5% - (continued)

United States - 3.4% - (continued)
54,146	Waste Connections Inc.	$4,902,920
	Total United States	67,919,914
	TOTAL COMMON STOCKS
	(Cost - $1,403,008,869)	1,664,636,688
EXCHANGE TRADED FUNDS (ETFs) - 13.5%
United States - 13.5%
3,083,310	iShares Core MSCI EAFE	196,776,844
1,411,649	iShares Core MSCI Emerging Markets	72,234,080
	Total United States	269,010,924
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $245,480,722)	269,010,924
PREFERRED STOCK - 0.0%
United Kingdom - 0.0%
1,899	Roofoods Ltd. Series G, *(b)(e)@	793,594
	(Cost - $793,594)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,649,283,185)	1,934,441,206

Face Amount†
SHORT-TERM INVESTMENTS - 3.0%
TIME DEPOSITS - 2.2%
$12,542,753		ANZ National Bank - London, 0.920% due 12/2/19	12,542,753
30,372,301		Banco Santander SA - Frankfurt, 0.920% due 12/2/19	30,372,301
457,556	EUR	BNP Paribas SA - Paris, (0.670)% due 12/2/19	504,067
		Brown Brothers Harriman - Grand Cayman:
50,101	CHF	(1.530)% due 12/2/19	50,111
462	DKK	(1.000)% due 12/2/19	68
1,788	SEK	(0.550)% due 12/2/19	187
210,276	JPY	(0.250)% due 12/2/19	1,922
95,180	AUD	0.320% due 12/2/19	64,384
4	NZD	0.350% due 12/2/19	2
185	GBP	0.370% due 12/2/19	239
771	SGD	0.650% due 12/2/19	564
121	NOK	0.670% due 12/2/19	13
45	CAD	0.830% due 12/2/19	34
405		0.920% due 12/2/19	405
5,449	HKD	0.970% due 12/2/19	696
1,394,020	ZAR	5.600% due 12/2/19	95,169
290,621	GBP	Citibank - London, 0.370% due 12/2/19	375,846
962,618	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.970% due 12/2/19	122,969
23,830,158	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.250)% due 12/2/19	217,806
		TOTAL TIME DEPOSITS
		(Cost - $44,349,536)	44,349,536

U.S. GOVERNMENT AGENCY - 0.8%
16,612,000	Federal Home Loan Bank (FHLB) Discount Notes, 1.530% due 12/2/19(f)
	(Cost - $16,612,000)	16,612,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $60,961,536)	60,961,536

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.8%
MONEY MARKET FUND - 1.8%
$35,456,829	Federated Government Obligations Fund, Premier Class, 1.573%(g)
	(Cost - $35,456,829)	$35,456,829
	TOTAL INVESTMENTS - 101.8%
	(Cost - $1,745,701,550#)	2,030,859,571
	Liabilities in Excess of Other Assets - (1.8)%	(36,689,038)
	TOTAL NET ASSETS - 100.0%	$1,994,170,533

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2019, amounts to approximately $62,259,260 and represents 3.12% of net assets.
(c)	Security trades on the Hong Kong exchange.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $35,931,074 and represents 1.80% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Roofoods Ltd. Series G, Private Placement	5/16/19	$793,594	$793,594	0.04%
Sarana Menara Nusantara Tbk PT	4/3/17	1,400	2,573,675	0.13%
SM Investments Corp.	5/23/18	348,872	1,912,994	0.10%
Total			$5,280,263	0.27%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
NVDR	—	Non Voting Depository Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Schedules of Investments
November 30, 2019 (unaudited)

Destinations International Equity Fund (continued)

Summary of Investments by Security Sector^
Consumer Non-cyclical	26.9%
Technology	12.6
Financial	11.8
Industrial	9.9
Communications	8.0
Consumer Cyclical	7.6
Basic Materials	3.2
Energy	1.4
Utilities	0.4
Diversified	0.2
Exchange Traded Funds (ETFs)	13.2
Short-Term Investments	3.0
Money Market Fund	1.8
100.0%

^ As a percentage of total investments.

At November 30, 2019, Destinations International Equity Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Japanese Yen	261,005,000	CITI	$2,387,167	12/13/19	$4,818	$–	$4,818
Japanese Yen	1,563,100,000	HSBC	14,365,397	2/21/20	496,965	–	496,965
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$501,783	$–	$501,783

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.
HSBC	—	HSBC Bank USA

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Real Assets Fund

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) - 85.2%
United States - 85.2%
10,985	iShares Core US REIT	$609,448
12,735	iShares Global Infrastructure(a)	596,125
23,370	iShares North American Natural Resources	681,469
	Total United States	1,887,042
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $1,880,952)	1,887,042
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,880,952)	1,887,042

Face Amount†
SHORT-TERM INVESTMENTS - 14.4%
TIME DEPOSITS - 14.4%
		Brown Brothers Harriman - Grand Cayman:
12	AUD	0.320% due 12/2/19	8
$12		0.920% due 12/2/19	12
318,549		Citibank - New York, 0.920% due 12/2/19	318,549
		TOTAL TIME DEPOSITS
		(Cost - $318,569)	318,569
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.7%
MONEY MARKET FUND - 8.7%
193,000		Federated Government Obligations Fund, Premier Class, 1.573%(b)
		(Cost - $193,000)	193,000
		TOTAL INVESTMENTS - 108.3%
		(Cost - $2,392,521#)	2,398,611
		Liabilities in Excess of Other Assets - (8.3)%	(183,204)
		TOTAL NET ASSETS - 100.0%	$2,215,407

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar

Summary of Investments by Security Sector^
Exchange Traded Funds (ETFs)	78.7%
Short-Term Investments	13.3
Money Market Fund	8.0
100.0%

^ As a percentage of total investments.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4%
	20 Times Square Trust:
$491,000	Series 2018-20TS, Class F, 3.203% due 5/15/35(a)(b)	$483,046
491,000	Series 2018-20TS, Class G, 3.203% due 5/15/35(a)(b)	475,630
	Alternative Loan Trust:
1,103,306	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	1,101,100
8,591,356	Series 2005-7CB, Class 2A2, 3.342% (1-Month USD-LIBOR + 5.050%) due 4/25/35(a)(c)	849,766
8,591,356	Series 2005-7CB, Class 2A5, 2.158% (1-Month USD-LIBOR + 0.450%) due 4/25/35(a)	7,501,955
	Angel Oak Mortgage Trust I LLC:
1,322,066	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(b)	1,338,751
1,441,153	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(b)	1,459,751
1,376,196	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(b)	1,394,346
744,246	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 2.665% (1-Month USD-LIBOR + 0.900%) due 4/15/35(a)(b)	742,146
9,505,265	Banc of America Funding Trust, Series 2007-1, Class TA2, 1.838% (1-Month USD-LIBOR + 0.130%) due 1/25/37(a)	7,965,619
	BANK:
12,354,145	Series 2017-BNK4, Class XA, 1.587% due 5/15/50(a)(c)	956,081
16,264,179	Series 2018-BN10, Class XA, 0.886% due 2/15/61(a)(c)	827,767
16,164,229	Series 2019-BN16, Class XA, 1.128% due 2/15/52(a)(c)	1,147,736
1,358,000	Series 2019-BN19, Class AS, 3.446% due 8/15/61	1,420,204
1,236,000	BBCMS 2018-TALL Mortgage Trust, Series 2018-TALL, Class F, 5.000% (1-Month USD-LIBOR + 3.235%) due 3/15/37(a)(b)	1,236,379
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 2.965% (1-Month USD-LIBOR + 1.200%) due 8/15/36(a)(b)	177,221
203,000	Series 2017-DELC, Class D, 3.465% (1-Month USD-LIBOR + 1.700%) due 8/15/36(a)(b)	203,063
408,000	Series 2017-DELC, Class E, 4.265% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(b)	408,253
407,000	Series 2017-DELC, Class F, 5.265% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(b)	408,030
	BBCMS Trust:
103,488	Series 2018-BXH, Class A, 2.765% (1-Month USD-LIBOR + 1.000%) due 10/15/37(a)(b)	103,233
1,083,000	Series 2018-CBM, Class A, 2.765% (1-Month USD-LIBOR + 1.000%) due 7/15/37(a)(b)	1,082,983
4,191,361	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.961% due 2/25/36(a)	3,621,845
200,000	Benchmark, Series 2018-B4, Class A2, 3.976% due 7/15/51	211,346
	Benchmark Mortgage Trust:
600,000	Series 2018-B5, Class A4, 4.208% due 7/15/51	674,994
35,643,021	Series 2018-B7, Class XA, 0.604% due 5/15/53(a)(c)	1,136,838
750,000	Series 2019-B11, Class A4, 3.281% due 5/15/52	794,934
35,688,318	Series 2019-B9, Class XA, 1.214% due 3/15/52(a)(c)	2,847,496
997,000	BHMS, Series 2018-ATLS, Class A, 3.015% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	997,745
	BX Commercial Mortgage Trust:
984,000	Series 2018-BIOA, Class D, 3.086% (1-Month USD-LIBOR + 1.321%) due 3/15/37(a)(b)	984,615
866,464	Series 2018-IND, Class A, 2.515% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(b)	866,788
	BX Trust:
279,650	Series 2017-SLCT, Class D, 3.815% (1-Month USD-LIBOR + 2.050%) due 7/15/34(a)(b)	279,645
474,300	Series 2017-SLCT, Class E, 4.915% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(b)	474,290
112,516	Series 2018-EXCL, Class A, 2.853% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(b)	112,412
903,000	Series 2018-GW, Class A, 2.565% (1-Month USD-LIBOR + 0.800%) due 5/15/35(a)(b)	899,604
100,000	Series 2018-GW, Class D, 3.535% (1-Month USD-LIBOR + 1.770%) due 5/15/35(a)(b)	100,062
	Caesars Palace Las Vegas Trust:
1,373,000	Series 2017-VICI, Class B, 3.835% due 10/15/34(b)	1,425,821
1,373,000	Series 2017-VICI, Class C, 4.138% due 10/15/34(b)	1,432,984
1,145,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 2.835% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(b)	1,147,141

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
	CD Mortgage Trust:
$400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	$430,348
20,109,235	Series 2017-CD4, Class XA, 1.465% due 5/10/50(a)(c)	1,421,952
16,210,673	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.787% due 6/15/50(a)(c)	1,397,691
	Citigroup Commercial Mortgage Trust:
37,448,896	Series 2015-GC35, Class XA, 1.005% due 11/10/48(a)(c)	1,276,899
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,315,808
1,180,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	1,222,420
	Citigroup Mortgage Loan Trust:
6,623,044	Series 2018-A, Class A1, 4.000% due 1/25/68(a)(b)	6,644,155
2,907,020	Series 2019-B, Class A1, 3.258% due 4/25/66(a)(b)(d)	2,918,596
	Commercial Mortgage Trust:
245,673,427	Series 2013-CR9, Class XA, 0.160% due 7/10/45(a)(c)	680,540
1,127,000	Series 2016-GCT, Class F, 3.577% due 8/10/29(a)(b)	1,116,046
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(b)	712,438
848,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	846,785
1,246,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	1,239,861
69,653,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(b)(c)	179,113
25,355,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(b)(c)	26,466
4,842,525	Series 2019-RPL2, Class A1, 3.893% due 7/25/58(a)(b)	4,909,274
2,646,819	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	2,324,819
1,090,000	CSWF, Series 2018-TOP, Class A, 2.765% (1-Month USD-LIBOR + 1.000%) due 8/15/35(a)(b)	1,089,650
920,714	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 2.568% (1-Month USD-LIBOR + 0.803%) due 5/15/35(a)(b)	916,663
1,220,588	Exantas Capital Corp. Ltd., Series 2019-RSO7, Class A, 2.763% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	1,219,132
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
3,059,758	Series 4116, Class AP, 1.350% due 8/15/42	2,945,820
10,388,970	Series 4223, Class SB, 3.281% (1-Month USD-LIBOR + 5.431%) due 7/15/43(a)	10,455,641
5,665,672	Series 4610, Class LA, 2.500% due 1/15/41	5,715,996
3,061,195	Series 4627, Class Z, 3.000% due 10/15/46	3,018,273
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,443,131
7,897,004	Series 4653, Class Z, 3.000% due 2/15/47	8,013,477
8,375,445	Series 4655, Class CZ, 3.000% due 2/15/47	8,482,672
13,892,338	Series 4664, Class TC, 3.000% due 6/15/41	14,024,046
11,816,966	Series 4745, Class EC, 3.000% due 12/15/44	12,021,223
8,000,000	Series 4749, Class LV, 3.500% due 4/15/38	8,324,109
16,106,990	Series 4750, Class PA, 3.000% due 7/15/46	16,490,865
	Federal National Mortgage Association (FNMA), REMICS:
3,116,942	Series 2014-11, Class KZ, 2.500% due 10/25/41	3,054,490
5,341,173	Series 2015-55, Class PD, 2.500% due 3/25/43	5,318,793
12,751,018	Series 2016-61, Class MZ, 3.000% due 9/25/46	12,311,778
15,837,074	Series 2017-107, Class GA, 3.000% due 8/25/45	16,174,208
27,554,514	Series 2017-12, Class TA, 3.000% due 4/25/42	27,788,719
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,962,119
17,688,524	Series 2017-32, Class CA, 3.000% due 10/25/42	17,854,292
17,529,432	Series 2018-33, Class C, 3.000% due 5/25/48	17,809,733
7,711,982	Series 2018-38, Class LA, 3.000% due 6/25/48	7,783,357
4,000,000	FMC GMSR Issuer Trust, Series 2019-GT2, Class A, 4.230% due 9/25/24(a)(b)	3,988,606

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
	Freddie Mac Multifamily Structured Pass-Through Certificates:
$1,750,000	Series K020, Class A2, 2.373% due 5/25/22	$1,765,910
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,661,763
300,000	Series K078, Class A2, 3.854% due 6/25/28	334,761
2,778,896	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(a)(b)	2,793,991
4,794,825	Government National Mortgage Association (GNMA), Series 2012-32, Class Z, 3.500% due 3/20/42	4,931,458
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class A, 2.665% (1-Month USD-LIBOR + 0.900%) due 7/15/31(a)(b)	398,502
400,000	Series 2018-TWR, Class D, 3.365% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(b)	398,423
400,000	Series 2018-TWR, Class E, 3.865% (1-Month USD-LIBOR + 2.100%) due 7/15/31(a)(b)	401,037
400,000	Series 2018-TWR, Class F, 4.565% (1-Month USD-LIBOR + 2.800%) due 7/15/31(a)(b)	401,423
400,000	Series 2018-TWR, Class G, 5.690% (1-Month USD-LIBOR + 3.925%) due 7/15/31(a)(b)	402,510
1,250,000	Series 2019-SOHO, Class E, 3.640% (1-Month USD-LIBOR + 1.875%) due 6/15/36(a)(b)	1,247,249
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	914,520
10,505,747	Series 2017-GS7, Class XA, 1.278% due 8/10/50(a)(c)	713,754
8,357,337	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 1.883% (1-Month USD-LIBOR + 0.150%) due 1/25/47(a)	8,304,206
1,168,478	HPLY Trust, Series 2019-HIT, Class F, 4.915% (1-Month USD-LIBOR + 3.150%) due 11/15/36(a)(b)	1,176,489
	JP Morgan Chase Commercial Mortgage Securities Corp.:
101,458	Series 2017-FL10, Class B, 2.765% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	100,934
161,000	Series 2017-FL10, Class C, 3.015% (1-Month USD-LIBOR + 1.250%) due 6/15/32(a)(b)	159,885
523,000	Series 2017-FL10, Class D, 3.665% (1-Month USD-LIBOR + 1.900%) due 6/15/32(a)(b)	518,639
	JP Morgan Chase Commercial Mortgage Securities Trust:
771,107	Series 2012-C8, Class A3, 2.829% due 10/15/45	783,691
918,738	Series 2018-LAQ, Class A, 2.765% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	918,725
	JP Morgan Mortgage Trust:
4,390,259	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	4,804,427
8,879,899	Series 2006-S4, Class A7, 6.000% due 1/25/37	6,539,430
3,057,181	Series 2018-7FRB, Class A2, 2.573% (1-Month USD-LIBOR + 0.750%) due 4/25/46(a)(b)	3,055,146
1,667,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class C, 4.452% due 2/15/48(a)	1,715,669
1,770,816	Legacy Mortgage Asset Trust, Series 2019-SL3, Class A, step bond to yield, 3.474% due 11/25/61(b)(d)	1,752,937
8,616,766	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	5,521,531
1,082,000	Monarch Beach Resort Trust, Series 2018-MBR, Class A, 2.685% (1-Month USD-LIBOR + 0.920%) due 7/15/35(a)(b)	1,080,292
	Morgan Stanley Bank of America Merrill Lynch Trust:
431,972	Series 2014-C15, Class A3, 3.773% due 4/15/47	456,971
2,000,000	Series 2014-C17, Class C, 4.657% due 8/15/47(a)	2,103,653
18,562,146	Series 2014-C19, Class XA, 1.152% due 12/15/47(a)(c)	730,868
852,000	Series 2016-C31, Class C, 4.458% due 11/15/49(a)	876,845
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.554% due 9/15/47(a)(b)	2,017,841
17,772,189	Series 2016-UB11, Class XA, 1.761% due 8/15/49(a)(c)	1,340,990
14,369,604	Series 2016-UB12, Class XA, 0.917% due 12/15/49(a)(c)	556,150
1,083,000	Series 2018-SUN, Class A, 2.665% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	1,080,970
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,425,796
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	612,851
22,150,000	Morgan Stanley Capital I Trust 2019-L3, Series 2019-L3, Class XA, 0.645% due 11/15/29(a)(c)	1,199,518
784,022	Motel 6 Trust, Series 2017-MTL6, Class A, 2.685% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	783,525

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$1,122,000	MSCG Trust, Series 2018-SELF, Class A, 2.665% (1-Month USD-LIBOR + 0.900%) due 10/15/37(a)(b)	$1,123,050
	PMT Credit Risk Transfer Trust:
2,965,367	Series 2019-2R, Class A, 4.555% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(b)(d)	2,987,690
2,991,972	Series 2019-3R, Class A, 4.164% (1-Month USD-LIBOR + 2.700%) due 8/27/24(a)(b)(d)	3,001,673
10,800,000	PRPM 2019-GS1, Series 2019-GS1, Class A1, 3.500% due 10/25/24(a)(b)	10,804,509
8,411,513	PRPM LLC, Series 2019-1A, Class A1, step bond to yield, 4.500% due 1/25/24(b)(d)	8,431,045
	Rali Trust:
2,334,362	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	2,184,335
23,440,232	Series 2007-QH5, Class AII, 1.938% (1-Month USD-LIBOR + 0.230%) due 6/25/37(a)	12,564,769
5,361,730	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	4,708,497
	Rosslyn Portfolio Trust:
429,000	Series 2017-ROSS, Class A, 2.715% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	428,865
429,000	Series 2017-ROSS, Class B, 3.015% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	428,438
6,200,000	Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MV, 3.000% due 2/25/59	6,367,551
5,732,953	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.729% due 6/15/50(a)(c)	507,308
4,688,121	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.088% due 3/10/46(a)(b)(c)	114,591
6,400,000	Verus Securitization Trust, Series 2019-INV2, Class M1, 3.499% due 7/25/59(a)(b)	6,452,861
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.783% due 11/15/43(a)(b)	301,140
275,000	Series 2015-C31, Class A4, 3.695% due 11/15/48	294,792
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	1,015,339
2,581,000	Series 2015-NXS4, Class E, 3.750% due 12/15/48(a)(b)	2,284,542
10,339,268	Series 2017-C38, Class XA, 1.209% due 7/15/50(a)(c)	637,886
1,200,000	Series 2017-C42, Class A4, 3.589% due 12/15/50	1,292,681
1,505,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,535,411
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $436,198,192)	436,611,877
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.2%
U.S. GOVERNMENT OBLIGATIONS - 19.8%
	U.S. Treasury Bonds:
1,000,000	5.250% due 11/15/28	1,287,734
500,000	6.250% due 5/15/30	712,578
600,000	5.375% due 2/15/31	817,266
2,450,000	4.500% due 5/15/38	3,390,283
300,000	4.375% due 11/15/39	412,254
3,500,000	3.875% due 8/15/40	4,532,910
3,000,000	4.375% due 5/15/41	4,155,586
2,500,000	3.125% due 11/15/41	2,919,238
3,500,000	2.750% due 8/15/42	3,855,742
1,000,000	2.750% due 11/15/42	1,101,953
3,500,000	2.875% due 5/15/43	3,938,320
300,000	3.750% due 11/15/43	387,398
3,500,000	3.125% due 8/15/44	4,118,652
1,475,000	2.500% due 2/15/45	1,559,063
3,000,000	2.875% due 8/15/45	3,395,039
1,000,000	2.500% due 2/15/46	1,057,852
2,500,000	2.500% due 5/15/46	2,645,605
1,700,000	2.875% due 11/15/46	1,932,555
3,500,000	3.000% due 2/15/47	4,075,176
1,000,000	3.000% due 5/15/47	1,164,297

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 19.8% (continued)
$1,100,000	2.750% due 8/15/47	$1,222,977
1,000,000	2.750% due 11/15/47	1,112,422
500,000	3.000% due 8/15/48	583,867
23,400,000	2.875% due 5/15/49	26,767,406
300,000	2.250% due 8/15/49	302,637
400,000	2.375% due 11/15/49	414,578
6,616,064	U.S. Treasury Inflation Indexed Notes, 0.625% due 4/15/23	6,679,172
	U.S. Treasury Notes:
3,500,000	2.000% due 1/15/21	3,511,348
9,000,000	2.125% due 1/31/21	9,044,648
10,000,000	2.250% due 3/31/21	10,071,875
3,500,000	1.125% due 6/30/21	3,469,785
12,000,000	2.125% due 6/30/21	12,083,906
1,000,000	2.875% due 10/15/21	1,022,148
4,000,000	1.875% due 1/31/22	4,019,531
500,000	1.750% due 2/28/22	501,250
6,000,000	1.875% due 3/31/22	6,034,219
800,000	1.750% due 4/30/22	802,563
4,000,000	1.750% due 6/30/22	4,014,531
5,500,000	1.875% due 7/31/22	5,536,523
1,500,000	1.625% due 8/15/22	1,500,527
1,000,000	1.625% due 8/31/22	1,000,312
2,000,000	1.375% due 10/15/22	1,986,328
4,000,000	1.875% due 10/31/22	4,029,375
1,250,000	2.000% due 11/30/22	1,263,818
2,500,000	1.750% due 1/31/23	2,510,156
7,250,000	2.375% due 1/31/23	7,417,373
5,000,000	1.500% due 3/31/23	4,981,641
5,000,000	1.625% due 5/31/23	5,000,977
6,000,000	1.375% due 8/31/23	5,947,500
2,500,000	1.625% due 10/31/23	2,500,391
9,000,000	2.250% due 12/31/23	9,219,727
5,000,000	2.750% due 2/15/24	5,224,219
19,300,000	2.125% due 2/29/24	19,682,231
9,500,000	2.125% due 3/31/24	9,692,598
2,600,000	2.000% due 4/30/24	2,640,016
2,000,000	2.500% due 5/15/24	2,073,594
900,000	2.000% due 5/31/24	914,273
4,500,000	1.750% due 6/30/24	4,521,797
4,000,000	2.000% due 6/30/24	4,062,812
24,400,000	2.125% due 7/31/24	24,924,219
1,000,000	1.875% due 8/31/24	1,010,703
1,400,000	1.500% due 9/30/24	1,390,922
1,400,000	2.125% due 9/30/24	1,430,844
4,000,000	2.250% due 11/15/24	4,113,750
4,000,000	2.125% due 11/30/24	4,090,312
2,400,000	2.250% due 12/31/24	2,469,094
2,500,000	2.000% due 2/15/25	2,541,992
2,000,000	2.875% due 7/31/25	2,128,203
1,000,000	2.000% due 8/15/25	1,016,914
2,000,000	2.750% due 8/31/25	2,115,391
32,200,000	2.250% due 11/15/25	33,196,187

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 19.8% (continued)
$5,000,000	1.625% due 2/15/26	$4,974,805
2,000,000	2.500% due 2/28/26	2,093,203
26,750,000	1.625% due 5/15/26	26,603,711
2,250,000	1.625% due 10/31/26	2,234,268
4,000,000	2.250% due 2/15/27	4,141,250
400,000	2.375% due 5/15/27	418,016
2,000,000	2.250% due 8/15/27	2,073,594
5,000,000	2.250% due 11/15/27	5,187,891
5,000,000	2.750% due 2/15/28	5,381,641
3,350,000	2.875% due 8/15/28	3,649,406
1,500,000	3.125% due 11/15/28	1,667,812
1,400,000	2.375% due 5/15/29	1,471,586
5,000,000	1.625% due 8/15/29	4,925,977
	TOTAL U.S. GOVERNMENT OBLIGATIONS	386,076,243
U.S. GOVERNMENT AGENCIES - 0.4%
	Federal Home Loan Banks (FHLB):
1,000,000	1.375% due 2/18/21	996,311
2,000,000	3.625% due 6/11/21	2,058,955
555,000	3.125% due 6/13/25	594,567
	Federal Home Loan Mortgage Corp. (FHLMC).:
1,645,000	2.375% due 1/13/22	1,669,565
1,300,000	6.250% due 7/15/32	1,896,489
	Federal National Mortgage Association (FNMA):
350,000	2.625% due 1/11/22	356,886
1,000,000	1.875% due 4/5/22	1,005,069
	TOTAL U.S. GOVERNMENT AGENCIES	8,577,842
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $380,699,295)	394,654,085
CORPORATE BONDS & NOTES - 19.7%
Basic Materials - 0.9%
350,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 3.000% due 11/3/21	357,239
	AK Steel Corp., Company Guaranteed Notes:
30,000	7.625% due 10/1/21	29,775
30,000	6.375% due 10/15/25	25,363
400,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(b)	431,000
	ArcelorMittal SA, Senior Unsecured Notes:
150,000	4.550% due 3/11/26	157,217
25,000	7.000% due 10/15/39	30,216
100,000	Barrick North America Finance LLC, Company Guaranteed Notes, 5.750% due 5/1/43	129,237
200,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	233,444
600,000	Braskem Idesa SAPI, Senior Secured Notes, 7.450% due 11/15/29(b)	610,500
750,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 5.500% due 4/30/49(b)	770,250
800,000	CSN Islands XII Corp., Company Guaranteed Notes, 7.000% (e)	699,000
400,000	CSN Resources SA, Company Guaranteed Notes, 7.625% due 4/17/26(b)	409,800
	Dow Chemical Co., Senior Unsecured Notes:
250,000	3.150% due 5/15/24	258,621
250,000	4.625% due 10/1/44	272,466
730,000	DuPont de Nemours Inc., Senior Unsecured Notes, 5.419% due 11/15/48	908,718
150,000	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	157,343

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Basic Materials - 0.9% - (continued)
	Freeport-McMoRan Inc., Company Guaranteed Notes:
$1,300,000	5.400% due 11/14/34	$1,290,250
850,000	5.450% due 3/15/43	816,000
800,000	Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	867,000
560,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(b)	593,284
95,000	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(b)	95,713
	International Paper Co., Senior Unsecured Notes:
100,000	3.000% due 2/15/27	102,136
100,000	7.300% due 11/15/39	139,015
100,000	4.400% due 8/15/47	106,164
600,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.750% due 9/15/24	629,122
80,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 7.000% due 4/15/25(b)	81,600
100,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	104,146
100,000	Mosaic Co., Senior Unsecured Notes, 4.050% due 11/15/27	104,233
250,000	Newmont Goldcorp Corp., Senior Unsecured Notes, 2.800% due 10/1/29	247,421
150,000	Nutrien Ltd., Senior Unsecured Notes, 6.125% due 1/15/41	186,641
100,000	PPG Industries Inc., Senior Unsecured Notes, 2.800% due 8/15/29	100,366
200,000	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 5.200% due 11/2/40	261,851
160,000	Schweitzer-Mauduit International Inc., Company Guaranteed Notes, 6.875% due 10/1/26(b)	172,000
100,000	Sherwin-Williams Co., Senior Unsecured Notes, 4.500% due 6/1/47	114,212
200,000	Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 4.375% due 1/28/25	209,000
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	130,778
125,000	6.750% due 4/16/40	162,878
1,600,000	Syngenta Finance NV, Company Guaranteed Notes, 5.676% due 4/24/48	1,666,906
1,100,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	1,103,457
100,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.250% due 8/10/26	116,025
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(b)	390,000
1,600,000	Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	1,430,400
100,000	Westlake Chemical Corp., Company Guaranteed Notes, 5.000% due 8/15/46	108,342
	Total Basic Materials	16,809,129
Communications - 2.1%
	Alibaba Group Holding Ltd., Senior Unsecured Notes:
200,000	3.600% due 11/28/24	210,074
200,000	4.000% due 12/6/37	215,437
255,000	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(b)	272,213
	Amazon.com Inc., Senior Unsecured Notes:
845,000	2.800% due 8/22/24	874,677
635,000	3.800% due 12/5/24	686,621
250,000	3.150% due 8/22/27	265,651
200,000	4.050% due 8/22/47	238,857
250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	284,025

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Communications - 2.1% - (continued)
	AT&T Inc., Senior Unsecured Notes:
$600,000	3.200% due 3/1/22	$613,762
250,000	3.800% due 3/1/24	264,030
840,000	3.400% due 5/15/25	876,686
250,000	4.250% due 3/1/27	273,509
100,000	4.300% due 2/15/30	109,931
250,000	5.250% due 3/1/37	297,776
250,000	5.350% due 9/1/40	298,981
250,000	4.850% due 7/15/45	281,452
200,000	4.500% due 3/9/48	217,684
300,000	5.700% due 3/1/57	380,904
1,000,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	1,008,380
200,000	Baidu Inc., Senior Unsecured Notes, 4.875% due 11/14/28	226,316
1,600,000	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27	1,689,000
200,000	Cable Onda SA, Senior Unsecured Notes, 4.500% due 1/30/30(b)	204,000
	CBS Corp., Company Guaranteed Notes:
100,000	3.375% due 3/1/22	102,295
100,000	5.900% due 10/15/40	122,854
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
740,000	5.750% due 2/15/26(b)	781,595
125,000	5.000% due 2/1/28(b)	131,563
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(b)	105,834
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
490,000	4.464% due 7/23/22	513,964
250,000	4.908% due 7/23/25	274,076
350,000	5.050% due 3/30/29	394,328
250,000	6.484% due 10/23/45	309,767
195,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)	182,569
	Cisco Systems Inc., Senior Unsecured Notes:
150,000	2.200% due 9/20/23	151,375
100,000	3.625% due 3/4/24	106,705
100,000	5.500% due 1/15/40	136,734
	Clear Channel Worldwide Holdings Inc.:
126,000	Company Guaranteed Notes, 9.250% due 2/15/24(b)	138,795
115,000	Senior Secured Notes, 5.125% due 8/15/27(b)	119,600
200,000	Colombia Telecomunicaciones SA ESP, Junior Subordinated Notes, 8.500% (5-Year USD Swap Rate + 6.958%) (a)(e)	202,200
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	258,702
250,000	3.300% due 2/1/27	265,299
500,000	4.150% due 10/15/28	563,692
150,000	4.400% due 8/15/35	175,922
400,000	3.400% due 7/15/46	409,556
870,000	4.700% due 10/15/48	1,079,634
100,000	3.999% due 11/1/49	111,899
	CommScope Inc., Senior Secured Notes:
105,000	5.500% due 3/1/24(b)	109,069
100,000	6.000% due 3/1/26(b)	104,750
500,000	Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	513,125
325,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	333,531

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Communications - 2.1% - (continued)
	Corning Inc., Senior Unsecured Notes:
$100,000	3.900% due 11/15/49	$101,741
50,000	5.450% due 11/15/79	54,883
	CSC Holdings LLC, Senior Unsecured Notes:
345,000	5.250% due 6/1/24	370,875
295,000	5.750% due 1/15/30(b)	311,225
175,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(b)	177,625
507,159	Digicel Group Two Ltd., Senior Unsecured Notes, 9.125% (7.125% Cash or 2.000% PIK) due 4/1/24(b)(f)	78,610
	Discovery Communications LLC, Company Guaranteed Notes:
400,000	3.800% due 3/13/24	419,367
350,000	4.125% due 5/15/29	374,769
120,000	DISH DBS Corp., Company Guaranteed Notes, 5.875% due 11/15/24	119,850
100,000	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	98,498
195,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	195,936
	Empresa Nacional de Telecomunicaciones SA, Senior Unsecured Notes:
200,000	4.875% due 10/30/24	206,870
800,000	4.750% due 8/1/26	826,275
	Expedia Group Inc., Company Guaranteed Notes:
1,000,000	3.800% due 2/15/28	1,036,301
65,000	3.250% due 2/15/30(b)	63,368
	Frontier Communications Corp.:
	Senior Unsecured Notes:
45,000	8.500% due 4/15/20	22,950
100,000	7.125% due 1/15/23	45,875
80,000	Secured Notes, 8.500% due 4/1/26(b)	79,000
125,000	Senior Secured Notes, 8.000% due 4/1/27(b)	129,062
190,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., Senior Secured Notes, 9.875% due 5/1/24(b)	199,728
	Gray Television Inc., Company Guaranteed Notes:
65,000	5.125% due 10/15/24(b)	67,438
190,000	7.000% due 5/15/27(b)	210,425
80,000	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(b)	73,800
250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	267,703
140,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(b)	85,400
	iHeartCommunications Inc.:
	Senior Secured Notes:
45,000	6.375% due 5/1/26	48,600
105,000	5.250% due 8/15/27(b)	107,882
75,000	4.750% due 1/15/28(b)	75,473
25,000	Company Guaranteed Notes, 8.375% due 5/1/27	27,250
	Intelsat Jackson Holdings SA, Company Guaranteed Notes:
110,000	5.500% due 8/1/23	87,417
210,000	8.500% due 10/15/24(b)	172,725
270,000	Iridium Communications Inc., Senior Unsecured Notes, 10.250% due 4/15/23(b)	288,676
	Level 3 Financing Inc., Company Guaranteed Notes:
320,000	5.375% due 1/15/24	325,200
160,000	4.625% due 9/15/27(b)	162,800
255,000	Match Group Inc., Senior Unsecured Notes, 5.000% due 12/15/27(b)	261,375

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Communications - 2.1% - (continued)
	Millicom International Cellular SA, Senior Unsecured Notes:
$400,000	6.000% due 3/15/25	$414,000
200,000	6.625% due 10/15/26(b)	217,750
400,000	5.125% due 1/15/28	408,500
700,000	6.250% due 3/25/29(b)	758,800
	Netflix Inc., Senior Unsecured Notes:
140,000	5.875% due 2/15/25	153,335
75,000	5.375% due 11/15/29(b)	78,945
60,000	4.875% due 6/15/30(b)	60,450
600,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.277%) (a)(b)(e)	562,500
110,000	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 7/15/27(b)	115,872
100,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	105,615
250,000	Orange SA, Senior Unsecured Notes, 9.000% due 3/1/31	388,252
180,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Unsecured Notes, 6.875% due 2/15/23(b)	183,600
150,000	Rogers Communications Inc., Company Guaranteed Notes, 5.000% due 3/15/44	183,373
155,000	Scripps Escrow Inc., Senior Unsecured Notes, 5.875% due 7/15/27(b)	159,214
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	622,975
	Sirius XM Radio Inc., Company Guaranteed Notes:
225,000	5.375% due 7/15/26(b)	237,656
110,000	5.500% due 7/1/29(b)	118,113
415,000	Sprint Capital Corp., Company Guaranteed Notes, 6.875% due 11/15/28	442,502
395,000	Sprint Corp., Company Guaranteed Notes, 7.125% due 6/15/24	425,613
1,000,000	Telecom Argentina SA, Senior Unsecured Notes, 8.000% due 7/18/26(b)	875,000
250,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27(b)	266,250
200,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	204,125
200,000	Telefonica Emisiones SA, Company Guaranteed Notes, 5.213% due 3/8/47	235,868
	Telesat Canada/Telesat LLC:
130,000	Senior Secured Notes, 4.875% due 6/1/27(b)	132,113
130,000	Senior Unsecured Notes, 6.500% due 10/15/27(b)	134,056
100,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	106,372
	Time Warner Cable LLC, Senior Secured Notes:
150,000	4.000% due 9/1/21	153,559
150,000	7.300% due 7/1/38	192,287
150,000	4.500% due 9/15/42	150,150
500,000	T-Mobile USA Inc., Company Guaranteed Notes, 4.500% due 2/1/26	513,125
	TWDC Enterprises 18 Corp., Company Guaranteed Notes:
150,000	2.450% due 3/4/22	152,191
125,000	3.150% due 9/17/25	132,861
	Uber Technologies Inc., Company Guaranteed Notes:
130,000	8.000% due 11/1/26(b)	131,950
70,000	7.500% due 9/15/27(b)	69,388
45,000	Univision Communications Inc., Senior Secured Notes, 5.125% due 5/15/23(b)	44,381
	Verizon Communications Inc., Senior Unsecured Notes:
493,000	4.329% due 9/21/28	559,165
650,000	4.016% due 12/3/29	726,003
285,000	4.272% due 1/15/36	325,041
500,000	5.250% due 3/16/37	631,566
500,000	5.012% due 4/15/49	642,827
200,000	Viacom Inc., Senior Unsecured Notes, 5.850% due 9/1/43	246,505
	Vodafone Group PLC, Senior Unsecured Notes:
350,000	4.375% due 5/30/28	388,636
250,000	4.375% due 2/19/43	265,227

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Communications - 2.1% - (continued)
	VTR Finance BV, Senior Secured Notes:
$1,263,000	6.875% due 1/15/24	$1,292,996
270,000	6.875% due 1/15/24(b)	276,413
	Walt Disney Co., Company Guaranteed Notes:
250,000	3.375% due 11/15/26	269,935
100,000	2.000% due 9/1/29	97,295
150,000	4.750% due 11/15/46	195,739
	Total Communications	39,712,460
Consumer Cyclical - 1.4%
	1011778 BC ULC/New Red Finance Inc., Secured Notes:
240,000	5.000% due 10/15/25(b)	248,887
145,000	4.375% due 1/15/28(b)	145,544
330,000	Allison Transmission Inc., Senior Unsecured Notes, 5.000% due 10/1/24(b)	337,837
115,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.250% due 3/15/26	114,856
	American Honda Finance Corp., Senior Unsecured Notes:
225,000	2.050% due 1/10/23	225,216
500,000	2.900% due 2/16/24	514,676
305,000	Aramark Services Inc., Company Guaranteed Notes, 5.000% due 4/1/25(b)	318,344
250,000	AutoZone Inc., Senior Unsecured Notes, 3.125% due 4/18/24	259,012
	Beacon Roofing Supply Inc.:
215,000	Company Guaranteed Notes, 4.875% due 11/1/25(b)	208,281
90,000	Senior Secured Notes, 4.500% due 11/15/26(b)	90,900
130,000	Boyd Gaming Corp., Company Guaranteed Notes, 4.750% due 12/1/27(b)	131,317
370,000	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(b)	401,450
215,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(b)	222,194
125,000	Carvana Co., Company Guaranteed Notes, 8.875% due 10/1/23(b)	129,531
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29(b)	298,900
115,000	Century Communities Inc., Company Guaranteed Notes, 6.750% due 6/1/27(b)	121,900
140,000	Constellation Merger Sub Inc., Senior Unsecured Notes, 8.500% due 9/15/25(b)	117,250
500,000	Controladora Mabe SA de CV, Company Guaranteed Notes, 5.600% due 10/23/28	548,000
235,000	Dana Financing Luxembourg SARL, Company Guaranteed Notes, 5.750% due 4/15/25(b)	246,162
45,000	Dana Inc., Senior Unsecured Notes, 5.375% due 11/15/27	45,572
705,000	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	721,782
645,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	680,337
180,000	Eldorado Resorts Inc., Company Guaranteed Notes, 6.000% due 4/1/25	189,450
250,000	Ford Motor Co., Senior Unsecured Notes, 5.291% due 12/8/46	233,866
500,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.810% due 1/9/24	500,306
	General Motors Co., Senior Unsecured Notes:
205,000	2.694% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	205,384
100,000	6.750% due 4/1/46	116,300
100,000	5.400% due 4/1/48	101,487
	General Motors Financial Co., Inc.:
	Company Guaranteed Notes:
500,000	3.450% due 1/14/22	509,685
810,000	3.033% (3-Month USD-LIBOR + 0.990%) due 1/5/23(a)	802,178
415,000	3.950% due 4/13/24	431,199
100,000	4.350% due 1/17/27	103,695
	Senior Unsecured Notes:
250,000	5.100% due 1/17/24	270,135
150,000	5.650% due 1/17/29	166,604
1,000,000	Gohl Capital Ltd., Company Guaranteed Notes, 4.250% due 1/24/27	1,042,098

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Consumer Cyclical - 1.4% - (continued)
$105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(b)	$111,038
	Golden Nugget Inc.:
50,000	Company Guaranteed Notes, 8.750% due 10/1/25(b)	53,000
340,000	Senior Unsecured Notes, 6.750% due 10/15/24(b)	351,050
640,000	Hasbro Inc., Senior Unsecured Notes, 3.500% due 9/15/27	633,318
510,000	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 4.250% due 9/1/24	518,925
	Home Depot Inc., Senior Unsecured Notes:
250,000	2.625% due 6/1/22	254,678
250,000	2.125% due 9/15/26	250,522
565,000	3.900% due 6/15/47	644,016
250,000	3.500% due 9/15/56	268,349
210,000	IAA Inc., Senior Unsecured Notes, 5.500% due 6/15/27(b)	220,837
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(b)	162,556
240,000	IRB Holding Corp., Company Guaranteed Notes, 6.750% due 2/15/26(b)	250,500
255,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(b)	259,144
150,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	152,505
	Latam Finance Ltd., Company Guaranteed Notes:
400,000	6.875% due 4/11/24	420,800
600,000	7.000% due 3/1/26(b)	636,600
200,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 6.375% due 2/1/24(b)	194,500
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(b)	330,150
250,000	Lowe's Cos. Inc., Senior Unsecured Notes, 3.700% due 4/15/46	255,383
250,000	Lowe's Cos., Inc., Senior Unsecured Notes, 2.500% due 4/15/26	250,909
330,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(b)	338,250
18,000	Macy's Retail Holdings Inc., Company Guaranteed Notes, 4.500% due 12/15/34	16,780
250,000	Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	262,575
210,000	Marriott Ownership Resorts Inc./ILG LLC, Company Guaranteed Notes, 6.500% due 9/15/26	228,375
	McDonald's Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	267,167
75,000	4.875% due 12/9/45	91,963
250,000	4.450% due 3/1/47	289,522
115,000	MGM Resorts International, Company Guaranteed Notes, 5.750% due 6/15/25	128,369
255,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	269,255
100,000	Nordstrom Inc., Senior Unsecured Notes, 4.000% due 3/15/27	102,785
	Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
80,000	Company Guaranteed Notes, 8.500% due 5/15/27(b)	81,700
150,000	Senior Secured Notes, 6.250% due 5/15/26(b)	159,188
230,000	Penn National Gaming Inc., Senior Unsecured Notes, 5.625% due 1/15/27(b)	238,625
200,000	Performance Food Group Inc., Senior Unsecured Notes, 5.500% due 10/15/27(b)	212,500
	PetSmart Inc.:
130,000	Company Guaranteed Notes, 7.125% due 3/15/23(b)	117,000
76,000	Senior Secured Notes, 5.875% due 6/1/25(b)	74,480
225,000	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(b)	216,000
400,000	SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	406,205
200,000	Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	227,262
	Scientific Games International Inc.:
	Senior Unsecured Notes:
30,000	7.000% due 5/15/28(b)	31,275
70,000	7.250% due 11/15/29(b)	73,150
80,000	Company Guaranteed Notes, 8.250% due 3/15/26(b)	86,608
200,000	Senior Secured Notes, 5.000% due 10/15/25(b)	208,906
155,000	Scotts Miracle-Gro Co., Senior Unsecured Notes, 4.500% due 10/15/29(b)	156,550

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Consumer Cyclical - 1.4% - (continued)
$280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(b)	$289,800
	Staples Inc.:
155,000	Senior Secured Notes, 7.500% due 4/15/26(b)	162,169
55,000	Senior Unsecured Notes, 10.750% due 4/15/27(b)	56,655
	Starbucks Corp., Senior Unsecured Notes:
250,000	3.100% due 3/1/23	258,055
150,000	3.550% due 8/15/29	162,325
235,000	Stars Group Holdings BV/Stars Group US Co.-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(b)	253,800
225,000	Superior Plus LP/Superior General Partner Inc., Senior Unsecured Notes, 7.000% due 7/15/26(b)	241,909
	Target Corp., Senior Unsecured Notes:
100,000	2.900% due 1/15/22	102,248
125,000	3.500% due 7/1/24	133,480
100,000	3.900% due 11/15/47	115,733
320,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.500% due 6/15/26	336,000
750,000	Toyota Motor Corp., Senior Unsecured Notes, 3.419% due 7/20/23	785,962
150,000	Twin River Worldwide Holdings Inc., Senior Unsecured Notes, 6.750% due 6/1/27(b)	154,500
355,000	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(b)	379,850
150,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	152,521
	Walmart Inc., Senior Unsecured Notes:
150,000	3.125% due 6/23/21	153,089
250,000	2.550% due 4/11/23	254,949
250,000	3.300% due 4/22/24	262,767
250,000	4.300% due 4/22/44	308,448
250,000	4.050% due 6/29/48	299,147
245,000	William Carter Co., Company Guaranteed Notes, 5.625% due 3/15/27(b)	263,988
80,000	Wolverine Escrow LLC, Senior Secured Notes, 9.000% due 11/15/26(b)	80,808
100,000	WW Grainger Inc., Senior Unsecured Notes, 4.200% due 5/15/47	112,456
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(b)	134,550
	Total Consumer Cyclical	26,758,814
Consumer Non-cyclical - 3.0%
	Abbott Laboratories, Senior Unsecured Notes:
140,000	3.750% due 11/30/26	153,503
200,000	4.900% due 11/30/46	265,135
	AbbVie Inc., Senior Unsecured Notes:
520,000	3.200% due 11/6/22	532,445
350,000	2.850% due 5/14/23	356,490
250,000	3.200% due 11/21/29(b)	253,814
500,000	4.050% due 11/21/39(b)	521,105
475,000	4.450% due 5/14/46	510,469
100,000	4.250% due 11/21/49(b)	105,033
400,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.950% due 1/19/22	408,869
100,000	Aetna Inc., Senior Unsecured Notes, 3.875% due 8/15/47	100,762
150,000	Air Medical Group Holdings Inc., Senior Unsecured Notes, 6.375% due 5/15/23(b)	130,500
155,000	Albertsons Cos LLC/Safeway Inc./New Albertsons LP/Albertson's LLC, Company Guaranteed Notes, 5.875% due 2/15/28(b)	162,169
155,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 4.625% due 1/15/27(b)	153,078
100,000	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	102,172

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
	Allergan Funding SCS, Company Guaranteed Notes:
$290,000	3.850% due 6/15/24	$304,367
405,000	3.800% due 3/15/25	424,895
100,000	4.550% due 3/15/35	108,881
84,000	4.750% due 3/15/45	92,287
	Altria Group Inc., Company Guaranteed Notes:
75,000	4.000% due 1/31/24	79,314
250,000	4.800% due 2/14/29	276,402
250,000	3.875% due 9/16/46	237,134
555,000	5.950% due 2/14/49	667,627
	Amgen Inc., Senior Unsecured Notes:
150,000	2.600% due 8/19/26	152,074
150,000	4.950% due 10/1/41	179,272
50,000	4.663% due 6/15/51	59,065
	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
63,000	3.650% due 2/1/26	67,567
450,000	4.700% due 2/1/36	523,072
269,000	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	278,989
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	4.000% due 4/13/28	220,613
350,000	4.950% due 1/15/42	415,813
200,000	3.750% due 7/15/42	207,522
250,000	4.600% due 4/15/48	289,900
645,000	5.550% due 1/23/49	854,997
	Anthem Inc., Senior Unsecured Notes:
1,295,000	3.300% due 1/15/23	1,338,989
35,000	2.375% due 1/15/25	34,832
100,000	4.650% due 1/15/43	113,171
150,000	4.375% due 12/1/47	164,336
110,000	ASGN Inc., Company Guaranteed Notes, 4.625% due 5/15/28(b)	110,550
120,000	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(b)	79,200
	AstraZeneca PLC, Senior Unsecured Notes:
350,000	3.375% due 11/16/25	370,186
475,000	6.450% due 9/15/37	670,463
100,000	4.375% due 11/16/45	118,379
320,000	Avantor Inc., Senior Unsecured Notes, 9.000% due 10/1/25(b)	356,000
	B&G Foods Inc., Company Guaranteed Notes:
205,000	5.250% due 4/1/25	207,050
130,000	5.250% due 9/15/27	127,075
	BAT Capital Corp., Company Guaranteed Notes:
100,000	3.222% due 8/15/24	101,770
200,000	3.557% due 8/15/27	203,747
	Bausch Health Cos. Inc.:
	Company Guaranteed Notes:
235,000	7.000% due 1/15/28(b)	257,479
235,000	7.250% due 5/30/29(b)	263,283
	Senior Secured Notes:
65,000	7.000% due 3/15/24(b)	68,006
110,000	5.750% due 8/15/27(b)	119,213
	Becton Dickinson & Co., Senior Unsecured Notes:
1,280,000	2.894% due 6/6/22	1,299,238
200,000	3.363% due 6/6/24	208,039
163,000	3.700% due 6/6/27	174,490

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
$100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	$121,988
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
100,000	2.750% due 2/15/23(b)	101,927
500,000	3.875% due 8/15/25(b)	539,624
250,000	3.250% due 2/27/27	266,816
400,000	3.400% due 7/26/29(b)	429,583
100,000	5.000% due 8/15/45(b)	128,295
1,180,000	4.350% due 11/15/47(b)	1,393,613
250,000	Campbell Soup Co., Senior Unsecured Notes, 3.950% due 3/15/25	264,984
	Cardinal Health Inc., Senior Unsecured Notes:
1,140,000	3.410% due 6/15/27	1,168,690
150,000	4.368% due 6/15/47	149,513
230,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 5.000% due 7/15/27(b)	238,625
	Centene Corp., Senior Unsecured Notes:
160,000	4.250% due 12/15/27(b)	164,600
140,000	4.625% due 12/15/29(b)	146,825
130,000	Charles River Laboratories International Inc., Company Guaranteed Notes, 4.250% due 5/1/28(b)	130,975
100,000	Children's Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	117,856
	Cigna Corp., Company Guaranteed Notes:
500,000	3.400% due 9/17/21	510,910
660,000	2.891% (3-Month USD-LIBOR + 0.890%) due 7/15/23(a)	662,581
250,000	4.800% due 7/15/46(b)	287,076
675,000	4.900% due 12/15/48	799,131
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	305,911
	Coca-Cola Co., Senior Unsecured Notes:
250,000	2.200% due 5/25/22	252,459
100,000	1.750% due 9/6/24	99,503
100,000	2.125% due 9/6/29	97,614
	CommonSpirit Health, Senior Secured Notes:
36,000	3.817% due 10/1/49	35,732
13,000	4.187% due 10/1/49	13,221
250,000	Conagra Brands Inc., Senior Unsecured Notes, 4.850% due 11/1/28	283,941
350,000	Constellation Brands Inc., Company Guaranteed Notes, 2.700% due 5/9/22	354,420
310,000	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(b)	324,725
	CVS Health Corp., Senior Unsecured Notes:
125,000	2.125% due 6/1/21	125,038
100,000	3.500% due 7/20/22	103,227
1,500,000	3.700% due 3/9/23	1,560,792
150,000	4.100% due 3/25/25	161,139
350,000	2.875% due 6/1/26	354,298
250,000	4.300% due 3/25/28	272,636
250,000	4.780% due 3/25/38	284,370
300,000	5.050% due 3/25/48	354,746
25,000	DH Europe Finance II SARL, Company Guaranteed Notes, 2.600% due 11/15/29	25,106
210,000	Diageo Capital PLC, Company Guaranteed Notes, 2.375% due 10/24/29	208,212
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	157,946
180,000	Eagle Holding Co. II LLC, Unsecured Notes, 7.750% (7.750.% Cash or 8.500% PIK) due 5/15/22(b)(f)	182,925
125,000	Eli Lilly & Co., Senior Unsecured Notes, 3.950% due 3/15/49	147,290
200,000	Embotelladora Andina SA, Senior Unsecured Notes, 5.000% due 10/1/23	212,018
437,984	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	452,218

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
	Encompass Health Corp., Company Guaranteed Notes:
$65,000	4.500% due 2/1/28	$66,625
20,000	4.750% due 2/1/30	20,650
40,000	Envision Healthcare Corp., Company Guaranteed Notes, 8.750% due 10/15/26(b)	16,300
100,000	Estee Lauder Cos. Inc., Senior Unsecured Notes, 4.150% due 3/15/47	118,961
220,000	Garda World Security Corp., Senior Unsecured Notes, 8.750% due 5/15/25(b)	223,181
200,000	General Mills Inc., Senior Unsecured Notes, 4.700% due 4/17/48	238,160
	Gilead Sciences Inc., Senior Unsecured Notes:
275,000	2.950% due 3/1/27	284,796
250,000	4.150% due 3/1/47	279,251
500,000	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 3.625% due 5/15/25	535,441
125,000	Global Payments Inc., Senior Unsecured Notes, 4.800% due 4/1/26	139,228
400,000	Grupo Bimbo SAB de CV, Junior Subordinated Notes, 5.950% (5-Year CMT Index + 3.280%) (a)(e)	421,500
	HCA Inc.:
	Company Guaranteed Notes:
515,000	5.375% due 9/1/26	570,362
20,000	5.875% due 2/1/29	22,850
	Senior Secured Notes:
65,000	5.250% due 4/15/25	72,340
565,000	4.125% due 6/15/29	594,160
100,000	5.250% due 6/15/49	112,477
100,000	Hershey Co., Senior Unsecured Notes, 2.450% due 11/15/29	100,576
55,000	H-Food Holdings LLC/Hearthside Finance Co. Inc., Senior Unsecured Notes, 8.500% due 6/1/26(b)	41,663
105,000	Hill-Rom Holdings Inc., Senior Unsecured Notes, 4.375% due 9/15/27(b)	107,625
200,000	Horizon Pharma USA Inc., Company Guaranteed Notes, 5.500% due 8/1/27(b)	210,631
100,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	117,674
	JBS Investments II GmbH, Company Guaranteed Notes:
800,000	7.000% due 1/15/26(b)	866,000
400,000	5.750% due 1/15/28(b)	421,000
	JBS USA LUX SA/JBS USA Finance Inc., Company Guaranteed Notes:
40,000	5.875% due 7/15/24(b)	41,240
30,000	5.750% due 6/15/25(b)	31,125
175,000	6.750% due 2/15/28(b)	193,139
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
165,000	Company Guaranteed Notes, 6.500% due 4/15/29(b)	182,737
90,000	Senior Unsecured Notes, 5.500% due 1/15/30(b)	95,963
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	252,650
150,000	2.950% due 3/3/27	158,093
250,000	3.625% due 3/3/37	277,862
81,000	Kaiser Foundation Hospitals, Unsecured Notes, 3.266% due 11/1/49	81,718
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
250,000	4.597% due 5/25/28	283,494
100,000	5.085% due 5/25/48	120,117
	Kraft Heinz Foods Co., Company Guaranteed Notes:
150,000	3.000% due 6/1/26	149,435
250,000	5.200% due 7/15/45	269,534
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	213,687
145,000	Kronos Acquisition Holdings Inc., Company Guaranteed Notes, 9.000% due 8/15/23(b)	129,775
1,325,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	1,387,518

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
	MARB BondCo PLC, Company Guaranteed Notes:
$200,000	7.000% due 3/15/24	$208,000
900,000	6.875% due 1/19/25	946,350
250,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	267,312
	Medtronic Inc., Company Guaranteed Notes:
500,000	3.150% due 3/15/22	514,011
75,000	4.625% due 3/15/45	96,029
250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.700% due 2/10/45	281,019
	Minerva Luxembourg SA, Company Guaranteed Notes:
600,000	6.500% due 9/20/26	632,100
1,000,000	5.875% due 1/19/28	1,013,750
150,000	Molson Coors Brewing Co., Company Guaranteed Notes, 4.200% due 7/15/46	147,648
300,000	Moody's Corp., Senior Unsecured Notes, 2.750% due 12/15/21	304,142
250,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(b)	226,875
	Mylan NV, Company Guaranteed Notes:
250,000	3.150% due 6/15/21	252,829
125,000	5.250% due 6/15/46	137,490
250,000	NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26(b)	265,440
10,000	Northwell Healthcare Inc., Secured Notes, 4.260% due 11/1/47	10,992
	Novartis Capital Corp., Company Guaranteed Notes:
250,000	2.400% due 5/17/22	253,369
150,000	3.100% due 5/17/27	158,647
95,000	NVA Holdings Inc., Company Guaranteed Notes, 6.875% due 4/1/26(b)	102,600
	PayPal Holdings Inc., Senior Unsecured Notes:
35,000	2.400% due 10/1/24	35,101
70,000	2.850% due 10/1/29	69,844
	PepsiCo Inc., Senior Unsecured Notes:
500,000	2.750% due 3/5/22	510,799
150,000	2.375% due 10/6/26	153,045
250,000	3.450% due 10/6/46	269,067
	Pfizer Inc., Senior Unsecured Notes:
500,000	2.800% due 3/11/22	510,461
250,000	4.000% due 12/15/36	289,986
150,000	4.125% due 12/15/46	177,214
	Philip Morris International Inc., Senior Unsecured Notes:
500,000	2.625% due 2/18/22	506,953
250,000	3.375% due 8/15/29	262,678
100,000	4.125% due 3/4/43	108,686
300,000	Pilgrim's Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(b)	324,000
120,000	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% due 12/1/22(b)(f)	99,570
	Post Holdings Inc., Company Guaranteed Notes:
235,000	5.500% due 3/1/25(b)	246,456
45,000	5.500% due 12/15/29(b)	47,138
130,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(b)	136,662
150,000	Procter & Gamble Co., Senior Unsecured Notes, 3.500% due 10/25/47	170,602
8,000	Providence St Joseph Health Obligated Group, Unsecured Notes, 3.930% due 10/1/48	8,851
	Refinitiv US Holdings Inc.:
165,000	Company Guaranteed Notes, 8.250% due 11/15/26(b)	184,594
160,000	Senior Secured Notes, 6.250% due 5/15/26(b)	174,400
	Reynolds American Inc., Company Guaranteed Notes:
1,250,000	4.000% due 6/12/22	1,300,285
250,000	5.850% due 8/15/45	282,560

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
$200,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(b)	$214,500
250,000	ServiceMaster Co. LLC, Company Guaranteed Notes, 5.125% due 11/15/24(b)	259,063
125,000	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.875% due 9/23/23	127,217
650,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(b)	672,512
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(b)	132,600
7,000	Stanford Health Care, Unsecured Notes, 3.795% due 11/15/48	7,854
350,000	Stryker Corp., Senior Unsecured Notes, 3.375% due 11/1/25	369,464
	Sysco Corp., Company Guaranteed Notes:
350,000	3.550% due 3/15/25	373,587
585,000	3.250% due 7/15/27	612,650
250,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 5.000% due 11/26/28(b)	291,705
	Tenet Healthcare Corp.:
	Senior Secured Notes:
190,000	4.875% due 1/1/26(b)	197,363
80,000	5.125% due 11/1/27(b)	83,600
200,000	Secured Notes, 6.250% due 2/1/27(b)	214,000
180,000	Senior Unsecured Notes, 7.000% due 8/1/25(g)	189,225
150,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.100% due 8/15/47	170,599
150,000	Tyson Foods Inc., Senior Unsecured Notes, 4.550% due 6/2/47	173,127
500,000	Unilever Capital Corp., Company Guaranteed Notes, 3.125% due 3/22/23	517,907
	United Rentals North America Inc.:
	Company Guaranteed Notes:
270,000	6.500% due 12/15/26	294,733
15,000	5.250% due 1/15/30	15,938
80,000	Secured Notes, 3.875% due 11/15/27	80,700
	UnitedHealth Group Inc., Senior Unsecured Notes:
750,000	2.125% due 3/15/21	751,767
350,000	3.850% due 6/15/28	385,220
250,000	4.250% due 4/15/47	288,599
150,000	3.700% due 8/15/49	160,906
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	131,379
253,000	Verscend Escrow Corp., Senior Unsecured Notes, 9.750% due 8/15/26(b)	271,975
150,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(b)	162,375
	WellCare Health Plans Inc., Senior Unsecured Notes:
160,000	5.250% due 4/1/25	167,400
330,000	5.375% due 8/15/26(b)	351,450
115,000	West Street Merger Sub Inc., Senior Unsecured Notes, 6.375% due 9/1/25(b)	109,250
	Total Consumer Non-cyclical	58,489,688
Diversified - 0.0%
	CK Hutchison International 17 Ltd., Company Guaranteed Notes:
200,000	2.875% due 4/5/22(b)	201,846
300,000	3.500% due 4/5/27(b)	312,279
	Total Diversified	514,125
Energy - 2.5%
750,000	AI Candelaria Spain SLU, Senior Secured Notes, 7.500% due 12/15/28	824,063
150,000	Aker BP ASA, Senior Unsecured Notes, 4.750% due 6/15/24(b)	156,187
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(b)	82,950
250,000	Apache Corp., Senior Unsecured Notes, 4.250% due 1/15/44	219,445
	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor Inc., Senior Unsecured Notes:
145,000	3.337% due 12/15/27	150,126
35,000	3.138% due 11/7/29	35,477
500,000	Bharat Petroleum Corp., Ltd, Senior Unsecured Notes, 4.000% due 5/8/25	513,964

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Energy - 2.5% - (continued)
	BP Capital Markets America Inc., Company Guaranteed Notes:
$100,000	2.520% due 9/19/22	$101,477
350,000	3.224% due 4/14/24	363,827
1,000,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	1,042,097
45,000	Calfrac Holdings LP, Company Guaranteed Notes, 8.500% due 6/15/26(b)	18,169
	Canacol Energy Ltd., Company Guaranteed Notes:
1,200,000	7.250% due 5/3/25	1,255,500
200,000	7.250% due 5/3/25(b)	209,250
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
1,150,000	2.950% due 1/15/23	1,169,671
125,000	5.850% due 2/1/35	152,633
	Cenovus Energy Inc., Senior Unsecured Notes:
150,000	4.250% due 4/15/27	157,508
550,000	5.400% due 6/15/47	626,150
150,000	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	164,323
	Cheniere Energy Partners LP:
	Company Guaranteed Notes:
185,000	5.625% due 10/1/26	194,709
85,000	4.500% due 10/1/29(b)	85,450
310,000	Senior Secured Notes, 5.250% due 10/1/25	319,300
250,000	Chevron Corp., Senior Unsecured Notes, 2.498% due 3/3/22	253,571
400,000	CNOOC Finance 2013 Ltd., Company Guaranteed Notes, 3.000% due 5/9/23	406,036
1,550,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	1,616,437
335,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(b)	305,687
100,000	Concho Resources Inc., Company Guaranteed Notes, 3.750% due 10/1/27	103,537
	ConocoPhillips Co., Company Guaranteed Notes:
150,000	4.950% due 3/15/26	172,963
200,000	5.950% due 3/15/46	285,615
280,000	CSI Compressco LP/CSI Compressco Finance Inc., Senior Secured Notes, 7.500% due 4/1/25(b)	265,300
	Delek & Avner Tamar Bond Ltd., Senior Secured Notes:
200,000	5.082% due 12/30/23(b)	206,914
300,000	5.412% due 12/30/25(b)	314,589
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	91,133
100,000	5.000% due 6/15/45	116,891
500,000	Ecopetrol SA, Senior Unsecured Notes, 5.375% due 6/26/26	552,075
150,000	Enbridge Energy Partners LP, Company Guaranteed Notes, 5.500% due 9/15/40	178,264
100,000	Enbridge Inc., Company Guaranteed Notes, 4.000% due 10/1/23	105,777
100,000	Encana Corp., Company Guaranteed Notes, 6.500% due 2/1/38	117,295
	Energy Transfer Operating LP, Company Guaranteed Notes:
500,000	5.875% due 1/15/24	550,586
600,000	4.750% due 1/15/26	641,753
200,000	5.300% due 4/15/47	207,654
150,000	6.000% due 6/15/48	171,029
	Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	2.850% due 4/15/21	505,045
820,000	3.750% due 2/15/25	871,175
250,000	4.900% due 5/15/46	287,637
200,000	4.200% due 1/31/50	213,907
115,000	EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(b)(h)	77,050

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Energy - 2.5% - (continued)
	Equinor ASA, Company Guaranteed Notes:
$250,000	2.450% due 1/17/23	$253,536
100,000	3.700% due 3/1/24	106,809
135,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	132,975
50,000	Extraction Oil & Gas Inc., Company Guaranteed Notes, 5.625% due 2/1/26(b)	23,000
	Exxon Mobil Corp., Senior Unsecured Notes:
500,000	3.043% due 3/1/26	526,546
100,000	3.567% due 3/6/45	109,220
140,000	Foresight Energy LLC/Foresight Energy Finance Corp., Secured Notes, 11.500% due 4/1/23(b)(g)	11,200
105,000	FTS International Inc., Senior Secured Notes, 6.250% due 5/1/22	59,063
1,400,000	Geopark Ltd., Senior Secured Notes, 6.500% due 9/21/24	1,424,500
200,000	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	208,322
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(b)	180,500
1,100,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	976,250
185,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25	120,250
250,000	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	280,370
100,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	118,572
495,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., Senior Unsecured Notes, 5.625% due 2/15/26(b)	514,800
210,000	Hess Midstream Partners LP, Senior Unsecured Notes, 5.125% due 6/15/28(b)	212,415
145,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(b)	121,978
	Indian Oil Corp., Ltd, Senior Unsecured Notes:
600,000	5.625% due 8/2/21	628,029
1,000,000	5.750% due 8/1/23	1,091,042
90,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 6.875% due 2/15/26(b)	81,675
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
125,000	3.500% due 3/1/21	126,718
100,000	4.250% due 9/1/24	106,674
150,000	6.950% due 1/15/38	194,282
75,000	5.000% due 8/15/42	81,090
	Kinder Morgan Inc., Company Guaranteed Notes:
550,000	4.300% due 3/1/28	596,097
250,000	5.050% due 2/15/46	276,467
100,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 3.950% due 3/1/50	100,742
	Marathon Petroleum Corp., Senior Unsecured Notes:
250,000	5.125% due 3/1/21	259,153
75,000	6.500% due 3/1/41	95,091
90,000	MEG Energy Corp., Company Guaranteed Notes, 7.000% due 3/31/24(b)	88,256
90,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(b)	59,850
250,000	MPLX LP, Senior Unsecured Notes, 5.200% due 3/1/47	262,905
120,000	Nabors Industries Inc., Company Guaranteed Notes, 5.750% due 2/1/25	93,600
90,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26(b)	80,550
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	155,866
150,000	4.950% due 8/15/47	159,795
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	283,550
	Oasis Petroleum Inc., Company Guaranteed Notes:
165,000	6.875% due 3/15/22	154,172
100,000	6.250% due 5/1/26(b)	71,750

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Energy - 2.5% - (continued)
	Occidental Petroleum Corp., Senior Unsecured Notes:
$125,000	4.100% due 2/1/21	$127,081
250,000	2.700% due 8/15/22	252,000
100,000	5.550% due 3/15/26	113,364
250,000	3.500% due 8/15/29	252,460
50,000	6.600% due 3/15/46	64,171
100,000	4.400% due 4/15/46	99,234
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	203,130
	ONEOK Inc., Company Guaranteed Notes:
100,000	4.000% due 7/13/27	105,377
150,000	4.450% due 9/1/49	149,351
1,000,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	1,030,446
165,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(b)	167,887
115,000	Parkland Fuel Corp., Company Guaranteed Notes, 5.875% due 7/15/27(b)	123,050
245,000	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/27(b)	253,269
225,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(b)	219,375
1,200,000	Pertamina Persero PT, Senior Unsecured Notes, 4.300% due 5/20/23	1,264,334
	Petrobras Global Finance BV, Company Guaranteed Notes:
500,000	5.750% due 2/1/29	549,400
200,000	7.250% due 3/17/44	238,000
750,000	6.900% due 3/19/49	857,775
	Petroleos Mexicanos, Company Guaranteed Notes:
750,000	4.250% due 1/15/25	744,615
150,000	6.500% due 3/13/27	156,541
100,000	6.840% due 1/23/30(b)	104,603
500,000	5.625% due 1/23/46	441,875
200,000	6.750% due 9/21/47	196,596
50,000	7.690% due 1/23/50(b)	53,582
500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	523,995
	Phillips 66, Company Guaranteed Notes:
250,000	4.300% due 4/1/22	262,947
150,000	4.875% due 11/15/44	181,857
	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
100,000	4.500% due 12/15/26	105,211
100,000	4.900% due 2/15/45	96,677
400,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 4.600% (5-Year CMT Index + 2.724%) (a)(e)	408,808
235,000	QEP Resources Inc., Senior Unsecured Notes, 5.250% due 5/1/23	223,250
200,000	Raizen Fuels Finance SA, Company Guaranteed Notes, 5.300% due 1/20/27	216,000
1,750,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	1,851,780
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
100,000	5.750% due 5/15/24	111,318
540,000	5.000% due 3/15/27	591,165
100,000	4.200% due 3/15/28	105,283
	Shell International Finance BV, Company Guaranteed Notes:
250,000	1.750% due 9/12/21	249,430
250,000	2.500% due 9/12/26	252,760
250,000	2.375% due 11/7/29	247,379
100,000	4.000% due 5/10/46	114,986
150,000	3.750% due 9/12/46	165,693
1,000,000	Sinopec Capital 2013 Ltd., Company Guaranteed Notes, 3.125% due 4/24/23	1,018,952
305,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(b)	276,025

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Energy - 2.5% - (continued)
	Suncor Energy Inc., Senior Unsecured Notes:
$150,000	3.600% due 12/1/24	$158,362
100,000	6.500% due 6/15/38	136,018
100,000	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 4.250% due 4/1/24	104,290
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
195,000	5.500% due 2/15/26	201,581
105,000	6.000% due 4/15/27	111,260
70,000	Tapstone Energy LLC/Tapstone Energy Finance Corp., Senior Unsecured Notes, 9.750% due 6/1/22(b)	17,500
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
	Company Guaranteed Notes:
160,000	5.875% due 4/15/26	168,352
125,000	6.500% due 7/15/27(b)	133,320
90,000	Senior Unsecured Notes, 5.500% due 3/1/30(b)	90,252
125,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.250% due 1/31/23(b)	127,136
	Total Capital International SA, Company Guaranteed Notes:
500,000	3.700% due 1/15/24	531,865
50,000	3.461% due 7/12/49	53,470
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	279,718
75,000	7.625% due 1/15/39	111,280
200,000	4.875% due 5/15/48	233,221
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	317,037
53,400	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(b)	53,801
125,000	Transocean Inc., Company Guaranteed Notes, 7.250% due 11/1/25(b)	111,563
300,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(b)	306,000
127,500	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(b)	128,775
600,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	636,360
340,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27(b)	347,752
	Valero Energy Corp., Senior Unsecured Notes:
250,000	4.000% due 4/1/29	267,385
75,000	4.900% due 3/15/45	85,165
65,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/23(b)	26,650
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(b)	129,995
70,000	Weatherford International Ltd., Company Guaranteed Notes, 9.875% due 2/15/24(h)	18,200
100,000	Western Midstream Operating LP, Senior Unsecured Notes, 5.450% due 4/1/44	84,567
240,000	Whiting Petroleum Corp., Company Guaranteed Notes, 6.625% due 1/15/26	136,800
	Williams Cos. Inc., Senior Unsecured Notes:
525,000	3.750% due 6/15/27	537,516
150,000	5.100% due 9/15/45	159,737
155,000	WPX Energy Inc., Senior Unsecured Notes, 5.250% due 10/15/27	154,992
	YPF SA, Senior Unsecured Notes:
950,000	8.500% due 7/28/25	781,375
400,000	6.950% due 7/21/27	305,000
	Total Energy	48,705,183
Financial - 5.9%
230,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 8.125% due 2/15/24(b)	244,375
350,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 5/26/22	359,567
30,000	Aflac Inc., Senior Unsecured Notes, 4.750% due 1/15/49	37,028

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Financial - 5.9% - (continued)
	Air Lease Corp., Senior Unsecured Notes:
$1,340,000	3.250% due 3/1/25	$1,375,149
250,000	3.625% due 4/1/27	259,060
250,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.950% due 1/15/28	269,810
130,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(b)	137,475
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
150,000	Senior Secured Notes, 6.625% due 7/15/26(b)	158,625
95,000	Senior Unsecured Notes, 9.750% due 7/15/27(b)	99,988
100,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	120,619
	American Express Co.:
685,000	Senior Unsecured Notes, 2.500% due 8/1/22	692,208
500,000	Subordinated Notes, 3.625% due 12/5/24	527,566
250,000	American Express Credit Corp., Senior Unsecured Notes, 2.250% due 5/5/21	251,141
	American International Group Inc., Senior Unsecured Notes:
75,000	3.750% due 7/10/25	79,730
250,000	4.200% due 4/1/28	275,348
150,000	4.500% due 7/16/44	171,780
	American Tower Corp., Senior Unsecured Notes:
100,000	3.500% due 1/31/23	103,598
100,000	4.000% due 6/1/25	106,796
250,000	3.800% due 8/15/29	266,607
100,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	118,817
310,000	AssuredPartners Inc., Senior Unsecured Notes, 7.000% due 8/15/25(b)	309,225
250,000	Australia & New Zealand Banking Group Ltd., Senior Unsecured Notes, 2.050% due 11/21/22	249,874
250,000	AvalonBay Communities Inc., Senior Unsecured Notes, 3.300% due 6/1/29	264,775
200,000	Avation Capital SA, Company Guaranteed Notes, 6.500% due 5/15/21(b)	207,500
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
240,000	5.250% due 5/15/24(b)	260,784
430,000	3.950% due 7/1/24(b)	445,867
250,000	AXA Equitable Holdings Inc., Senior Unsecured Notes, 3.900% due 4/20/23	261,769
300,000	Banco BBVA Peru SA, Senior Unsecured Notes, 5.000% due 8/26/22	317,628
400,000	Banco Bradesco SA, Subordinated Notes, 5.750% due 3/1/22	420,750
1,650,000	Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	1,744,875
600,000	Banco de Credito e Inversiones SA, Senior Unsecured Notes, 4.000% due 2/11/23	619,461
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	836,000
1,800,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%) (a)(e)	1,777,500
	Banco Macro SA, Subordinated Notes:
950,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)	717,250
200,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)(b)	151,000
	Banco Mercantil del Norte SA:
	Junior Subordinated Notes:
1,000,000	6.875% (5-Year CMT Index + 5.035%) (a)(e)	1,035,000
1,000,000	7.625% (5-Year CMT Index + 5.353%) (a)(e)	1,052,500
200,000	Subordinated Notes, 5.750% (5-Year CMT Index + 4.447%) due 10/4/31(a)	203,500
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	213,500
200,000	Banco Santander SA, Senior Unsecured Notes, 4.379% due 4/12/28	219,200
400,000	Bancolombia SA, Subordinated Notes, 4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	407,000

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Financial - 5.9% - (continued)
	Bank of America Corp.:
	Senior Unsecured Notes:
$500,000	2.625% due 4/19/21	$504,407
1,330,000	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(a)	1,332,604
430,000	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(a)	439,026
750,000	3.875% due 8/1/25	806,080
500,000	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(a)	521,768
250,000	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(a)	262,111
250,000	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(a)	273,288
250,000	4.443% (3-Month USD-LIBOR + 1.990%) due 1/20/48(a)	303,552
250,000	Subordinated Notes, 7.750% due 5/14/38	389,463
500,000	Bank of Montreal, Senior Unsecured Notes, 1.900% due 8/27/21	499,505
	Bank of New York Mellon Corp., Senior Unsecured Notes:
250,000	3.450% due 8/11/23	261,740
250,000	3.400% due 1/29/28	267,921
	Bank of Nova Scotia, Senior Unsecured Notes:
500,000	2.700% due 3/7/22	507,986
650,000	3.400% due 2/11/24	679,084
250,000	Barclays PLC, Senior Unsecured Notes, 4.950% due 1/10/47	287,392
500,000	BB&T Corp., Senior Unsecured Notes, 2.750% due 4/1/22	507,843
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	202,250
1,500,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(a)	1,477,500
200,000	5.875% (5-Year CMT Index + 4.308%) due 9/13/34(a)(b)	206,000
1,000,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	1,007,578
	Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
150,000	4.200% due 8/15/48	176,815
50,000	4.250% due 1/15/49	59,353
	Berkshire Hathaway Inc., Senior Unsecured Notes:
250,000	2.750% due 3/15/23	256,670
250,000	3.125% due 3/15/26	263,399
	Boston Properties LP, Senior Unsecured Notes:
100,000	3.200% due 1/15/25	103,335
1,280,000	3.650% due 2/1/26	1,358,472
250,000	3.400% due 6/21/29	261,546
250,000	Branch Banking & Trust Co., Subordinated Notes, 2.636% (5-Year CMT Index + 1.150%) due 9/17/29(a)	248,985
100,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.700% due 6/22/27	98,811
250,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	262,902
	Brookfield Finance Inc., Company Guaranteed Notes:
350,000	4.000% due 4/1/24	371,203
50,000	4.850% due 3/29/29	57,099
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 3.100% due 4/2/24	257,631
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	254,890
250,000	3.750% due 3/9/27	264,732
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	140,667
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	261,277
500,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	534,203
200,000	CIMB Bank Bhd, Senior Unsecured Notes, 2.792% (3-Month USD-LIBOR + 0.780%) due 10/9/24(a)	200,332

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Financial - 5.9% - (continued)
	Citigroup Inc.:
	Senior Unsecured Notes:
$250,000	2.700% due 3/30/21	$252,050
100,000	2.350% due 8/2/21	100,428
500,000	2.750% due 4/25/22	507,267
500,000	4.044% (3-Month USD-LIBOR + 1.023%) due 6/1/24(a)	527,962
1,540,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(a)	1,635,250
100,000	4.650% due 7/23/48	124,082
	Subordinated Notes:
250,000	4.450% due 9/29/27	275,101
100,000	5.300% due 5/6/44	126,690
250,000	4.750% due 5/18/46	298,567
250,000	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	252,774
115,000	CNO Financial Group Inc., Senior Unsecured Notes, 5.250% due 5/30/29	127,429
50,000	Comerica Inc., Senior Unsecured Notes, 4.000% due 2/1/29	54,922
985,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(b)	1,100,458
	Cooperatieve Rabobank UA:
	Company Guaranteed Notes:
500,000	3.875% due 2/8/22	519,355
250,000	3.750% due 7/21/26	260,942
250,000	Senior Unsecured Notes, 2.750% due 1/10/23	254,216
275,000	Credit Acceptance Corp., Company Guaranteed Notes, 6.625% due 3/15/26(b)	290,195
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	3.125% due 12/10/20	252,486
250,000	3.750% due 3/26/25	263,628
250,000	4.550% due 4/17/26	277,699
	Credito Real SAB de CV SOFOM ER:
500,000	Company Guaranteed Notes, 9.500% due 2/7/26(b)	564,750
803,000	Junior Subordinated Notes, 9.125% (5-Year CMT Index + 7.026%) (a)(e)	840,139
	Crown Castle International Corp., Senior Unsecured Notes:
100,000	3.650% due 9/1/27	105,772
570,000	4.300% due 2/15/29	627,492
100,000	4.000% due 11/15/49	104,870
50,000	CubeSmart LP, Company Guaranteed Notes, 3.000% due 2/15/30	49,570
	DBS Group Holdings Ltd.:
1,350,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (a)(e)	1,358,437
200,000	Senior Unsecured Notes, 2.560% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)	200,924
300,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	318,374
500,000	Deutsche Bank AG, Senior Unsecured Notes, 3.950% due 2/27/23	509,046
250,000	Digital Realty Trust LP, Company Guaranteed Notes, 3.600% due 7/1/29	260,237
810,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	868,438
500,000	Docuformas SAPI de CV, Senior Unsecured Notes, 10.250% due 7/24/24(b)	508,750
40,000	Duke Realty LP, Senior Unsecured Notes, 2.875% due 11/15/29	40,348
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	207,041
	Equinix Inc., Senior Unsecured Notes:
30,000	2.625% due 11/18/24	29,997
35,000	3.200% due 11/18/29	35,085
250,000	ERP Operating LP, Senior Unsecured Notes, 3.000% due 7/1/29	258,313
	ESH Hospitality Inc., Company Guaranteed Notes:
415,000	5.250% due 5/1/25(b)	428,488
85,000	4.625% due 10/1/27(b)	85,425
250,000	Federal Realty Investment Trust, Senior Unsecured Notes, 3.200% due 6/15/29	260,079
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.950% due 3/14/28	274,773

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Financial - 5.9% - (continued)
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
$250,000	3.373% due 11/15/25	$258,294
250,000	4.418% due 11/15/35	268,993
	Gilex Holding SARL, Senior Secured Notes:
450,000	8.500% due 5/2/23	487,125
200,000	8.500% due 5/2/23(b)	216,500
235,000	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% Cash or 7.250% PIK) due 9/15/24(b)(f)	240,358
1,200,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	1,230,720
150,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	165,652
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
500,000	2.350% due 11/15/21	502,022
200,000	5.750% due 1/24/22	214,668
500,000	3.000% due 4/26/22	505,640
1,410,000	3.080% (3-Month USD-LIBOR + 1.170%) due 5/15/26(a)	1,424,647
500,000	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(a)	550,731
	Subordinated Notes:
250,000	4.250% due 10/21/25	269,929
175,000	6.750% due 10/1/37	240,356
250,000	5.150% due 5/22/45	307,332
400,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	410,500
100,000	Hartford Financial Services Group Inc., Senior Unsecured Notes, 3.600% due 8/19/49	101,059
100,000	Healthcare Trust of America Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	99,454
100,000	Highwoods Realty LP, Senior Unsecured Notes, 3.050% due 2/15/30	98,658
	Host Hotels & Resorts LP, Senior Unsecured Notes:
100,000	3.875% due 4/1/24	105,320
50,000	3.375% due 12/15/29	49,703
	HSBC Holdings PLC:
	Senior Unsecured Notes:
500,000	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(a)	510,049
250,000	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(a)	265,891
	Subordinated Notes:
150,000	6.500% due 5/2/36	202,908
250,000	5.250% due 3/14/44	309,158
200,000	Huntington Bancshares Inc., Senior Unsecured Notes, 2.625% due 8/6/24	202,540
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
230,000	6.250% due 2/1/22	234,600
60,000	6.375% due 12/15/25	63,450
295,000	6.250% due 5/15/26	313,806
300,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	312,003
500,000	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	511,219
	Intercontinental Exchange Inc.:
250,000	Company Guaranteed Notes, 3.750% due 12/1/25	269,509
25,000	Senior Unsecured Notes, 4.250% due 9/21/48	29,555
185,000	Iron Mountain Inc., Company Guaranteed Notes, 4.875% due 9/15/29(b)	187,313
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	107,560
1,300,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 3.863%) (a)(e)	1,352,000
100,000	Jefferies Group LLC/Jefferies Group Capital Finance Inc., Senior Unsecured Notes, 4.850% due 1/15/27	108,570
	JPMorgan Chase & Co.:

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Financial - 5.9% - (continued)
	Senior Unsecured Notes:
$750,000	4.500% due 1/24/22	$786,654
250,000	2.972% due 1/15/23	254,241
250,000	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(a)	268,727
250,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(a)	264,693
250,000	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(a)	274,103
250,000	3.882% (3-Month USD-LIBOR + 1.360%) due 7/24/38(a)	274,973
150,000	5.400% due 1/6/42	199,006
200,000	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(a)	237,643
100,000	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(a)	113,753
	Subordinated Notes:
200,000	3.875% due 9/10/24	212,486
200,000	3.625% due 12/1/27	211,135
250,000	KeyBank NA, Senior Unsecured Notes, 3.375% due 3/7/23	259,789
100,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	97,839
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
1,000,000	1.625% due 3/15/21	998,744
500,000	2.125% due 3/7/22	504,958
500,000	2.375% due 12/29/22	510,447
100,000	2.500% due 11/20/24	103,759
250,000	2.875% due 4/3/28	270,481
	Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
250,000	2.375% due 6/10/25	257,944
75,000	1.750% due 7/27/26	74,845
250,000	Lincoln National Corp., Senior Unsecured Notes, 3.800% due 3/1/28	265,789
	Lloyds Banking Group PLC:
1,000,000	Senior Unsecured Notes, 3.100% due 7/6/21	1,015,245
200,000	Subordinated Notes, 4.344% due 1/9/48	210,514
	Macquarie Group Ltd., Senior Unsecured Notes:
520,000	3.189% (3-Month USD-LIBOR + 1.023%) due 11/28/23(a)(b)	530,905
1,275,000	4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	1,340,759
1,700,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,731,790
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD 1100 Run ICE Swap Rate + 1.647%) due 2/24/32(a)	260,722
95,000	Markel Corp., Senior Unsecured Notes, 3.350% due 9/17/29	96,584
100,000	Marsh & McLennan Cos. Inc., Senior Unsecured Notes, 4.900% due 3/15/49	126,719
200,000	Mastercard Inc., Senior Unsecured Notes, 3.950% due 2/26/48	235,196
250,000	MetLife Inc., Senior Unsecured Notes, 4.600% due 5/13/46	304,918
235,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 5.750% due 2/1/27(b)	263,200
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	263,291
	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes:
500,000	2.998% due 2/22/22	509,741
740,000	2.647% (3-Month USD-LIBOR + 0.740%) due 3/2/23(a)	741,204
200,000	3.407% due 3/7/24	208,450
250,000	3.741% due 3/7/29	270,238
	Mizuho Financial Group Inc., Senior Unsecured Notes:
250,000	2.953% due 2/28/22	254,191
250,000	3.663% due 2/28/27	266,129

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Financial - 5.9% - (continued)
	Morgan Stanley:
	Senior Unsecured Notes:
$500,000	2.625% due 11/17/21	$505,318
500,000	3.125% due 1/23/23	513,300
1,270,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(a)	1,328,289
250,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(a)	265,523
250,000	3.772% (3-Month USD-LIBOR + 1.140%) due 1/24/29(a)	268,622
250,000	6.375% due 7/24/42	370,558
250,000	Subordinated Notes, 4.350% due 9/8/26	273,535
	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
100,000	5.250% due 8/1/26	106,271
260,000	5.000% due 10/15/27	273,000
140,000	4.625% due 8/1/29	146,821
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	264,334
200,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 8.125% due 7/15/23(b)	214,000
300,000	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	325,356
680,000	New York Life Global Funding, Secured Notes, 2.300% due 6/10/22(b)	685,240
310,000	NFP Corp., Senior Unsecured Notes, 6.875% due 7/15/25(b)	302,250
1,250,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(b)	1,351,456
800,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.250% due 6/19/24	850,681
500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	506,597
150,000	PNC Financial Services Group Inc., Subordinated Notes, 3.900% due 4/29/24	159,928
250,000	Principal Financial Group Inc., Company Guaranteed Notes, 3.700% due 5/15/29	272,083
125,000	Progressive Corp., Senior Unsecured Notes, 4.125% due 4/15/47	145,123
	Prudential Financial Inc.:
	Senior Unsecured Notes:
143,000	3.935% due 12/7/49	155,289
100,000	3.700% due 3/13/51	103,907
250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920%) due 6/15/43(a)	270,725
1,500,000	Radiant Access Ltd., Company Guaranteed Notes, 4.600% (e)	1,496,250
75,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	86,259
	Royal Bank of Canada:
1,635,000	Senior Unsecured Notes, 2.550% due 7/16/24	1,654,111
250,000	Subordinated Notes, 4.650% due 1/27/26	277,741
	Royal Bank of Scotland Group PLC, Senior Unsecured Notes:
250,000	4.892% (3-Month USD-LIBOR + 1.754%) due 5/18/29(a)	282,603
200,000	4.445% (3-Month USD-LIBOR + 1.871%) due 5/8/30(a)	217,924
200,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	215,188
	Santander Holdings USA Inc., Senior Unsecured Notes:
250,000	3.700% due 3/28/22	256,759
695,000	3.400% due 1/18/23	711,775
250,000	Santander UK Group Holdings PLC, Senior Unsecured Notes, 3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(a)	254,011
1,500,000	SBA Tower Trust, Asset Backed, 3.168% due 4/11/22(b)	1,516,583
200,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(a)	205,502
	Simon Property Group LP, Senior Unsecured Notes:
500,000	2.350% due 1/30/22	503,752
100,000	3.375% due 10/1/24	105,079
65,000	3.250% due 9/13/49	64,445
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
939,579	zero coupon, due 12/5/22(b)	900,822
683,330	zero coupon, due 12/5/22	655,143

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Financial - 5.9% - (continued)
	Springleaf Finance Corp., Company Guaranteed Notes:
$115,000	7.125% due 3/15/26	$132,538
40,000	6.625% due 1/15/28	44,200
90,000	5.375% due 11/15/29	92,700
	Sumitomo Mitsui Financial Group Inc.:
	Senior Unsecured Notes:
500,000	2.934% due 3/9/21	505,844
250,000	2.778% due 10/18/22	254,328
845,000	2.742% (3-Month USD-LIBOR + 0.740%) due 1/17/23(a)	847,001
250,000	3.102% due 1/17/23	256,156
100,000	2.632% due 7/14/26	100,078
250,000	Subordinated Notes, 3.202% due 9/17/29	254,409
250,000	SunTrust Bank, Senior Unsecured Notes, 3.200% due 4/1/24	260,135
400,000	SURA Asset Management SA, Company Guaranteed Notes, 4.875% due 4/17/24	425,668
	Synchrony Bank, Senior Unsecured Notes:
250,000	3.650% due 5/24/21	254,489
350,000	3.000% due 6/15/22	354,754
100,000	TD Ameritrade Holding Corp., Senior Unsecured Notes, 2.750% due 10/1/29	101,127
1,500,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	1,518,884
250,000	Toronto-Dominion Bank, Senior Unsecured Notes, 3.250% due 3/11/24	260,728
125,000	Travelers Cos. Inc., Senior Unsecured Notes, 5.350% due 11/1/40	166,682
100,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	102,782
1,700,000	Unifin Financiera SAB de CV, Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%) (a)(e)	1,538,500
	United Overseas Bank Ltd.:
500,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%) (a)(e)	505,591
1,000,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	1,010,980
750,000	US Bancorp, Senior Unsecured Notes, 2.625% due 1/24/22	761,407
100,000	Ventas Realty LP, Company Guaranteed Notes, 4.375% due 2/1/45	108,836
	Visa Inc., Senior Unsecured Notes:
650,000	2.800% due 12/14/22	667,059
100,000	4.150% due 12/14/35	119,130
	Wells Fargo & Co.:
	Senior Unsecured Notes:
550,000	2.625% due 7/22/22	556,477
875,000	3.069% due 1/24/23	891,343
250,000	3.000% due 4/22/26	257,591
910,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(a)	967,025
250,000	4.150% due 1/24/29	278,433
	Subordinated Notes:
250,000	4.400% due 6/14/46	288,552
250,000	4.750% due 12/7/46	305,391
1,520,000	Welltower Inc., Senior Unsecured Notes, 4.125% due 3/15/29	1,657,029
250,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	256,401
	Westpac Banking Corp., Senior Unsecured Notes:
500,000	3.650% due 5/15/23	523,113
1,295,000	3.300% due 2/26/24	1,346,790
250,000	3.350% due 3/8/27	263,634
75,000	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(b)(g)	53,625
250,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.625% due 9/15/23	269,166
	Willis North America Inc., Company Guaranteed Notes:
50,000	4.500% due 9/15/28	55,278
745,000	3.875% due 9/15/49	735,593

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Financial - 5.9% - (continued)
$250,000	Zions Bancorp N.A., Subordinated Notes, 3.250% due 10/29/29	$247,222
	Total Financial	115,435,933
Government - 0.3%
250,000	African Development Bank, Senior Unsecured Notes, 1.625% due 9/16/22	249,625
1,500,000	Asian Development Bank, Senior Unsecured Notes, 2.000% due 2/16/22	1,510,155
	European Investment Bank, Senior Unsecured Notes:
1,400,000	2.625% due 5/20/22	1,431,785
250,000	2.625% due 3/15/24	259,405
500,000	2.250% due 6/24/24	512,353
	Inter-American Development Bank:
500,000	Senior Unsecured Notes, 2.375% due 7/7/27	518,845
1,000,000	Unsecured Notes, 2.625% due 4/19/21	1,011,113
300,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	310,284
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	506,698
	Total Government	6,310,263
Industrial - 1.4%
	3M Co., Senior Unsecured Notes:
250,000	2.750% due 3/1/22	254,190
250,000	3.375% due 3/1/29	268,464
100,000	3.250% due 8/26/49	99,028
130,000	Advanced Drainage Systems Inc., Senior Secured Notes, 5.000% due 9/30/27(b)	133,250
255,000	AECOM, Company Guaranteed Notes, 5.125% due 3/15/27	271,575
200,000	Aeropuerto Internacional de Tocumen SA, Senior Secured Notes, 5.625% due 5/18/36	232,752
65,000	Agilent Technologies Inc., Senior Unsecured Notes, 2.750% due 9/15/29	64,970
100,000	Allegion PLC, Company Guaranteed Notes, 3.500% due 10/1/29	102,024
100,000	Amphenol Corp., Senior Unsecured Notes, 2.800% due 2/15/30	98,434
175,000	Amsted Industries Inc., Company Guaranteed Notes, 5.625% due 7/1/27(b)	184,625
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(b)	210,000
615,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	632,843
140,000	BBA US Holdings Inc., Company Guaranteed Notes, 4.000% due 3/1/28(b)	140,917
230,000	Berry Global Inc., Secured Notes, 5.625% due 7/15/27(b)	244,950
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	500,571
250,000	3.650% due 3/1/47	262,146
	Bombardier Inc., Senior Unsecured Notes:
105,000	6.000% due 10/15/22(b)	105,262
110,000	7.875% due 4/15/27(b)	110,656
	Builders FirstSource Inc., Senior Secured Notes:
273,000	5.625% due 9/1/24(b)	283,920
70,000	6.750% due 6/1/27(b)	75,572
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	3.250% due 6/15/27	159,733
250,000	4.125% due 6/15/47	289,114
100,000	3.550% due 2/15/50	106,640
100,000	Canadian National Railway Co., Senior Unsecured Notes, 4.450% due 1/20/49	126,477
	Canadian Pacific Railway Co.:
250,000	Company Guaranteed Notes, 4.000% due 6/1/28	277,539
100,000	Senior Unsecured Notes, 2.900% due 2/1/25	102,715
500,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.700% due 8/9/21	497,803

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Industrial - 1.4% - (continued)
	Caterpillar Inc., Senior Unsecured Notes:
$1,045,000	3.400% due 5/15/24	$1,104,443
250,000	2.600% due 9/19/29	252,755
100,000	3.803% due 8/15/42	113,025
	Clean Harbors Inc., Company Guaranteed Notes:
250,000	4.875% due 7/15/27(b)	261,950
45,000	5.125% due 7/15/29(b)	47,551
	Colfax Corp., Company Guaranteed Notes:
100,000	6.000% due 2/15/24(b)	106,000
270,000	6.375% due 2/15/26(b)	291,600
135,000	Crown Americas LLC/Crown Americas Capital Corp. IV, Company Guaranteed Notes, 4.500% due 1/15/23	141,142
365,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26	382,794
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	255,063
745,000	3.350% due 9/15/49	733,907
250,000	4.500% due 8/1/54	291,705
100,000	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	113,260
200,000	Embraer Netherlands Finance BV, Company Guaranteed Notes, 5.400% due 2/1/27	224,500
165,000	Energizer Holdings Inc., Company Guaranteed Notes, 7.750% due 1/15/27(b)	184,388
	FedEx Corp., Company Guaranteed Notes:
100,000	3.300% due 3/15/27	103,238
310,000	4.750% due 11/15/45	333,468
250,000	4.400% due 1/15/47	254,516
200,000	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	225,000
140,000	Flex Acquisition Co., Inc., Senior Unsecured Notes, 6.875% due 1/15/25(b)	133,350
100,000	Fortune Brands Home & Security Inc., Senior Unsecured Notes, 3.250% due 9/15/29	101,155
265,000	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(b)	289,486
220,000	Gates Global LLC/Gates Global Co., Senior Unsecured Notes, 6.250% due 1/15/26(b)	220,024
100,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	104,225
	General Electric Co., Senior Unsecured Notes:
200,000	6.750% due 3/15/32	259,204
540,000	5.875% due 1/14/38	661,593
12,000	4.125% due 10/9/42	12,662
	GFL Environmental Inc., Senior Unsecured Notes:
105,000	5.375% due 3/1/23(b)	105,525
90,000	8.500% due 5/1/27(b)	95,787
45,000	Hillman Group Inc., Company Guaranteed Notes, 6.375% due 7/15/22(b)	41,400
	Honeywell International Inc., Senior Unsecured Notes:
500,000	1.850% due 11/1/21	499,575
75,000	2.500% due 11/1/26	76,419
250,000	Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed Notes, 3.800% due 3/21/29	267,034
300,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(b)	302,625
	John Deere Capital Corp., Senior Unsecured Notes:
500,000	2.950% due 4/1/22	511,450
100,000	2.250% due 9/14/26	99,899
250,000	2.800% due 9/8/27	258,129
100,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	108,893
1,000,000	JSL Europe SA, Company Guaranteed Notes, 7.750% due 7/26/24	1,068,920
60,000	Kansas City Southern, Company Guaranteed Notes, 2.875% due 11/15/29	60,231
160,000	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 6.500% due 11/30/25(b)	169,600
250,000	L3Harris Technologies Inc., Senior Unsecured Notes, 4.400% due 6/15/28(b)	279,062

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Industrial - 1.4% - (continued)
	Lockheed Martin Corp., Senior Unsecured Notes:
$250,000	3.550% due 1/15/26	$268,831
150,000	4.700% due 5/15/46	189,337
155,000	Masonite International Corp., Company Guaranteed Notes, 5.750% due 9/15/26(b)	164,300
	Norfolk Southern Corp., Senior Unsecured Notes:
250,000	2.900% due 6/15/26	258,078
250,000	3.800% due 8/1/28	275,506
	Northrop Grumman Corp., Senior Unsecured Notes:
200,000	2.550% due 10/15/22	202,754
200,000	4.030% due 10/15/47	224,265
100,000	Owens Corning, Senior Unsecured Notes, 3.400% due 8/15/26	101,232
	Parker-Hannifin Corp., Senior Unsecured Notes:
300,000	3.250% due 3/1/27	312,660
150,000	4.100% due 3/1/47	161,333
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
40,000	3.400% due 11/15/26(b)	40,855
225,000	4.200% due 4/1/27(b)	240,411
50,000	PerkinElmer Inc., Senior Unsecured Notes, 3.300% due 9/15/29	50,033
250,000	Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	252,273
25,000	Rockwell Automation Inc., Senior Unsecured Notes, 4.200% due 3/1/49	29,674
100,000	Rockwell Collins Inc., Senior Unsecured Notes, 3.200% due 3/15/24	103,955
	Roper Technologies Inc., Senior Unsecured Notes:
570,000	4.200% due 9/15/28	626,590
250,000	2.950% due 9/15/29	252,577
	Ryder System Inc., Senior Unsecured Notes:
300,000	2.800% due 3/1/22	303,479
30,000	2.500% due 9/1/24	29,998
90,000	2.900% due 12/1/26	90,438
250,000	Stanley Black & Decker Inc., Senior Unsecured Notes, 3.400% due 3/1/26	264,337
200,000	Stevens Holding Co., Inc., Company Guaranteed Notes, 6.125% due 10/1/26(b)	216,500
300,000	Tech Data Corp., Senior Unsecured Notes, 3.700% due 2/15/22	305,483
200,000	Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	216,100
325,000	Tervita Corp., Secured Notes, 7.625% due 12/1/21(b)	324,964
	TransDigm Inc.:
	Company Guaranteed Notes:
140,000	6.375% due 6/15/26	147,134
125,000	5.500% due 11/15/27(b)	125,000
220,000	Senior Secured Notes, 6.250% due 3/15/26(b)	236,225
140,000	Trident TPI Holdings Inc., Senior Unsecured Notes, 6.625% due 11/1/25(b)	125,300
	Triumph Group Inc.:
194,000	Company Guaranteed Notes, 7.750% due 8/15/25	201,760
55,000	Secured Notes, 6.250% due 9/15/24(b)	57,750
200,000	Trivium Packaging Finance BV, Senior Secured Notes, 5.500% due 8/15/26(b)	210,003
	Union Pacific Corp., Senior Unsecured Notes:
250,000	3.350% due 8/15/46	246,192
590,000	4.300% due 3/1/49	685,564
125,000	3.875% due 2/1/55	130,365
250,000	United Parcel Service Inc., Senior Unsecured Notes, 3.750% due 11/15/47	271,236
	United Technologies Corp., Senior Unsecured Notes:
250,000	2.300% due 5/4/22	251,692
75,000	3.950% due 8/16/25	81,540
100,000	4.500% due 6/1/42	120,568
125,000	3.750% due 11/1/46	137,352

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Industrial - 1.4% - (continued)
$100,000	Vulcan Materials Co., Senior Unsecured Notes, 4.500% due 6/15/47	$110,650
825,000	Waste Management Inc., Company Guaranteed Notes, 3.450% due 6/15/29	885,958
250,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(b)	258,125
	WRKCo Inc., Company Guaranteed Notes:
630,000	3.750% due 3/15/25	661,026
250,000	4.900% due 3/15/29	285,621
	Total Industrial	27,717,747
Technology - 0.7%
	Apple Inc., Senior Unsecured Notes:
75,000	2.850% due 5/6/21	76,158
130,000	1.700% due 9/11/22	129,565
500,000	2.850% due 2/23/23	513,149
300,000	2.400% due 5/3/23	304,492
250,000	3.000% due 2/9/24	259,651
250,000	3.350% due 2/9/27	267,307
150,000	3.000% due 6/20/27	158,003
95,000	2.200% due 9/11/29	93,657
150,000	4.250% due 2/9/47	178,842
250,000	3.750% due 11/13/47	279,203
100,000	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	121,634
	Ascend Learning LLC, Senior Unsecured Notes:
205,000	6.875% due 8/1/25(b)	215,762
125,000	6.875% due 8/1/25(b)	131,250
70,000	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(b)	65,607
	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
500,000	3.000% due 1/15/22	505,580
100,000	3.625% due 1/15/24	102,874
250,000	Broadcom Inc., Company Guaranteed Notes, 4.750% due 4/15/29(b)	267,340
300,000	CA Inc., Senior Unsecured Notes, 3.600% due 8/15/22	306,924
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(b)	45,853
	CDK Global Inc., Senior Unsecured Notes:
95,000	5.875% due 6/15/26	101,531
165,000	5.250% due 5/15/29(b)	174,925
	Dell International LLC/EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(b)	108,417
250,000	6.020% due 6/15/26(b)	285,684
100,000	8.100% due 7/15/36(b)	129,252
	Dun & Bradstreet Corp.:
100,000	Senior Secured Notes, 6.875% due 8/15/26(b)	109,000
75,000	Senior Unsecured Notes, 10.250% due 2/15/27(b)	83,625
393,000	DXC Technology Co., Senior Unsecured Notes, 4.750% due 4/15/27	413,552
150,000	Fidelity National Information Services Inc., Senior Unsecured Notes, 4.750% due 5/15/48	180,587
250,000	Fiserv Inc., Senior Unsecured Notes, 3.500% due 7/1/29	262,527
360,000	Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 SARL/Greeneden US Ho, Company Guaranteed Notes, 10.000% due 11/30/24(b)	387,450
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
250,000	2.250% due 4/1/23	249,046
150,000	6.200% due 10/15/35	180,008
100,000	HP Inc., Senior Unsecured Notes, 6.000% due 9/15/41	111,010
260,000	Informatica LLC, Senior Unsecured Notes, 7.125% due 7/15/23(b)	264,225
	Intel Corp., Senior Unsecured Notes:
500,000	2.700% due 12/15/22	511,519
250,000	4.100% due 5/19/46	290,340

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Technology - 0.7% - (continued)
	International Business Machines Corp., Senior Unsecured Notes:
$250,000	2.500% due 1/27/22	$252,678
250,000	3.300% due 1/27/27	265,290
250,000	3.500% due 5/15/29	269,560
100,000	4.000% due 6/20/42	110,924
205,000	IQVIA Inc., Company Guaranteed Notes, 5.000% due 5/15/27(b)	215,250
125,000	KLA Corp., Senior Unsecured Notes, 4.650% due 11/1/24	137,313
100,000	Micron Technology Inc., Senior Unsecured Notes, 5.327% due 2/6/29	111,963
	Microsoft Corp., Senior Unsecured Notes:
250,000	2.400% due 2/6/22	253,390
250,000	2.875% due 2/6/24	259,470
250,000	3.300% due 2/6/27	269,573
250,000	3.450% due 8/8/36	275,498
550,000	4.250% due 2/6/47	681,523
	Oracle Corp., Senior Unsecured Notes:
500,000	1.900% due 9/15/21	500,059
100,000	2.950% due 11/15/24	103,804
100,000	2.650% due 7/15/26	101,900
250,000	3.850% due 7/15/36	275,953
250,000	4.000% due 7/15/46	279,578
200,000	4.000% due 11/15/47	223,839
	QUALCOMM Inc., Senior Unsecured Notes:
200,000	3.000% due 5/20/22	204,703
100,000	4.650% due 5/20/35	118,874
100,000	4.300% due 5/20/47	112,919
80,000	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(b)	36,400
140,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.250% due 3/1/22	144,681
230,000	Sophia LP/Sophia Finance Inc., Senior Unsecured Notes, 9.000% due 9/30/23(b)	236,325
230,000	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(b)	246,089
350,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Unsecured Notes, 6.750% due 6/1/25(b)	360,500
100,000	Texas Instruments Inc., Senior Unsecured Notes, 3.875% due 3/15/39	113,976
	Total Technology	14,027,581
Utilities - 1.5%
1,300,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	1,386,138
	AES Gener SA, Junior Subordinated Notes:
900,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	928,051
600,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	618,701
200,000	6.350% (5-Year CMT Index + 4.917%) due 10/7/79(a)(b)	198,500
65,000	Ameren Corp., Senior Unsecured Notes, 2.500% due 9/15/24	65,094
50,000	Ameren Illinois Co., 1st Mortgage Notes, 3.700% due 12/1/47	54,284
	American Water Capital Corp., Senior Unsecured Notes:
250,000	3.750% due 9/1/28	271,515
50,000	4.150% due 6/1/49	57,413
	Atmos Energy Corp., Senior Unsecured Notes:
100,000	4.125% due 3/15/49	116,893
65,000	3.375% due 9/15/49	67,323
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	276,569
150,000	5.150% due 11/15/43	193,784

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Utilities - 1.5% - (continued)
$85,000	Black Hills Corp., Senior Unsecured Notes, 3.050% due 10/15/29	$85,089
	Calpine Corp.:
120,000	Senior Secured Notes, 5.250% due 6/1/26(b)	125,416
120,000	Senior Unsecured Notes, 5.750% due 1/15/25	121,800
	CenterPoint Energy Inc., Senior Unsecured Notes:
250,000	3.850% due 2/1/24	262,900
100,000	3.700% due 9/1/49	99,853
100,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29(b)	99,773
200,000	Colbun SA, Senior Unsecured Notes, 3.950% due 10/11/27	205,750
1,744,200	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	1,877,195
	Commonwealth Edison Co., 1st Mortgage Notes:
75,000	3.750% due 8/15/47	82,072
75,000	4.000% due 3/1/48	85,373
50,000	3.200% due 11/15/49	50,124
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
250,000	3.950% due 3/1/43	274,138
100,000	4.125% due 5/15/49	114,687
100,000	Consumers Energy Co., 1st Mortgage Notes, 3.100% due 8/15/50	101,090
50,000	Dominion Energy Inc., Senior Unsecured Notes, 4.600% due 3/15/49	58,422
100,000	DTE Electric Co., General and Refunding Mortgage, 3.750% due 8/15/47	112,090
100,000	DTE Energy Co., Senior Unsecured Notes, 2.950% due 3/1/30	99,920
	Duke Energy Corp., Senior Unsecured Notes:
1,705,000	2.650% due 9/1/26	1,717,346
350,000	3.750% due 9/1/46	364,863
250,000	Duke Energy Progress LLC, 1st Mortgage Notes, 6.300% due 4/1/38	353,119
700,000	Empresa de Transmision Electrica SA, Senior Unsecured Notes, 5.125% due 5/2/49(b)	787,857
	Empresa Electrica Angamos SA:
247,800	Senior Secured Notes, 4.875% due 5/25/29	252,295
900,000	Senior Unsecured Notes, 4.560% due 4/30/25	797,532
600,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.250% due 7/18/29(b)	618,000
	Energuate Trust, Company Guaranteed Notes:
200,000	5.875% due 5/3/27(b)	203,002
200,000	5.875% due 5/3/27	203,002
600,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	618,663
200,000	Entergy Louisiana LLC, Collateral Trust, 4.000% due 3/15/33	228,487
250,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	248,751
100,000	Eversource Energy, Senior Unsecured Notes, 2.900% due 10/1/24	102,329
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	512,775
	FirstEnergy Corp., Senior Unsecured Notes:
100,000	3.900% due 7/15/27	107,180
50,000	4.850% due 7/15/47	59,311
	Florida Power & Light Co., 1st Mortgage Notes:
250,000	3.125% due 12/1/25	263,679
150,000	3.950% due 3/1/48	174,370
50,000	3.150% due 10/1/49	50,923
550,000	Fortis Inc., Senior Unsecured Notes, 2.100% due 10/4/21	548,944
	Georgia Power Co., Senior Unsecured Notes:
100,000	2.200% due 9/15/24	99,539
200,000	3.250% due 3/30/27	207,339
500,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	515,005
790,560	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(b)	914,599
756,456	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	811,299
100,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	105,496

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Utilities - 1.5% - (continued)
	Minejesa Capital BV, Senior Secured Notes:
$800,000	4.625% due 8/10/30	$822,554
500,000	5.625% due 8/10/37	538,121
255,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(b)	337,625
250,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.050% due 2/15/22	254,816
125,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	133,502
	NiSource Inc., Senior Unsecured Notes:
150,000	3.490% due 5/15/27	157,263
100,000	4.375% due 5/15/47	111,826
150,000	Northern States Power Co., 1st Mortgage Notes, 3.600% due 5/15/46	162,401
100,000	NRG Energy Inc., Company Guaranteed Notes, 5.250% due 6/15/29(b)	107,180
150,000	NSTAR Electric Co., Senior Unsecured Notes, 3.250% due 5/15/29	159,968
100,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.300% due 6/1/42	132,681
200,000	Orazul Energy Egenor SCA, Company Guaranteed Notes, 5.625% due 4/28/27	204,000
50,000	PacifiCorp, 1st Mortgage Notes, 4.150% due 2/15/50	58,597
1,000,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	765,000
250,000	PECO Energy Co., 1st Ref Notes, 4.150% due 10/1/44	289,978
	PPL Capital Funding Inc., Company Guaranteed Notes:
100,000	3.400% due 6/1/23	102,827
250,000	3.100% due 5/15/26	254,727
50,000	PPL Electric Utilities Corp., 1st Mortgage Notes, 3.000% due 10/1/49	48,129
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.000% due 6/15/21	126,449
100,000	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.050% due 5/1/48	117,290
100,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 2.650% due 11/15/22	101,402
150,000	Puget Sound Energy Inc., 1st Mortgage Notes, 4.223% due 6/15/48	174,965
100,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 6.000% due 6/1/39	130,451
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	132,642
	Southern California Edison Co., 1st Ref Notes:
125,000	4.050% due 3/15/42	131,255
565,000	4.000% due 4/1/47	593,983
	Southern California Gas Co., 1st Mortgage Notes:
150,000	3.150% due 9/15/24	156,931
100,000	3.950% due 2/15/50	111,499
250,000	Southern Co., Senior Unsecured Notes, 4.400% due 7/1/46	280,021
150,000	Southern Co. Gas Capital Corp, Company Guaranteed Notes, 4.400% due 5/30/47	169,061
250,000	Southwestern Electric Power Co., Senior Unsecured Notes, 3.900% due 4/1/45	264,547
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	117,369
1,104,000	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	1,163,645
797,025	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27	432,386
110,000	Talen Energy Supply LLC, Senior Secured Notes, 6.625% due 1/15/28(b)	107,800
200,000	Transelec SA, Senior Unsecured Notes, 4.625% due 7/26/23	211,000
50,000	Union Electric Co., 1st Mortgage Notes, 3.250% due 10/1/49	50,890
	Virginia Electric & Power Co., Senior Unsecured Notes:
100,000	2.950% due 1/15/22	101,643
150,000	3.500% due 3/15/27	159,917
250,000	4.000% due 1/15/43	279,143
105,000	Vistra Operations Co. LLC, Senior Unsecured Notes, 5.625% due 2/15/27(b)	110,271
50,000	Washington Gas Light Co., Senior Unsecured Notes, 3.650% due 9/15/49	51,294
150,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 3.000% due 7/1/29	155,463
50,000	Wisconsin Public Service Corp., Senior Unsecured Notes, 3.300% due 9/1/49	50,853
	Total Utilities	29,079,027
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $368,499,981)	383,559,950

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES - 19.4%
FHLMC - 3.4%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$3,092,877	2.500% due 2/1/32	$3,129,213
17,658,343	3.000% due 3/1/32 - 1/1/46	18,191,623
29,244,813	3.500% due 6/1/33 - 2/1/48	30,846,729
5,940,075	4.000% due 5/1/46 - 1/1/49	6,300,858
3,665,108	4.500% due 9/1/46 - 3/1/49	3,909,472
90,863	5.000% due 10/1/48	97,134
	Federal Home Loan Mortgage Corp. (FHLMC), Gold UMBS:
516,994	3.000% due 8/1/34 - 12/1/49	525,925
3,065,648	3.500% due 6/1/33 - 11/1/49	3,152,112
345,432	4.000% due 7/1/29 - 6/1/49	358,703
460,988	4.500% due 7/1/48	483,990
	TOTAL FHLMC	66,995,759
FNMA - 13.7%
	Federal National Mortgage Association (FNMA):
50,000	2.500% due 12/1/32 (i)	50,427
699,000	2.500% due 12/1/48 (i)	691,955
500,000	3.000% due 12/1/32 (i)	511,699
1,600,000	3.000% due 12/1/47 (i)	1,622,500
971,000	3.500% due 12/1/32 - 12/1/47(i)	996,920
235,000	4.000% due 12/1/33 (i)	245,017
	Federal National Mortgage Association (FNMA), UMBS:
3,700,000	2.310% due 12/1/29	3,706,359
10,000,000	2.410% due 10/1/29	10,095,619
1,700,000	2.490% due 9/1/28	1,730,961
20,665,706	2.500% due 1/1/32 - 10/1/49	20,643,136
3,000,000	2.630% due 9/1/31	3,073,652
12,334,657	2.690% due 8/1/30	12,680,104
9,590,500	2.760% due 8/1/31 - 9/1/31	9,912,001
5,825,000	2.770% due 7/1/31	6,026,022
88,672,383	3.000% due 2/1/32 - 11/1/49	90,974,005
6,500,115	3.000% due 4/1/53	6,664,691
53,760,551	3.500% due 7/1/26 - 8/1/49	56,469,576
28,809,112	4.000% due 7/1/26 - 12/1/49	30,246,735
5,032,511	4.500% due 5/1/48 - 6/1/49	5,305,165
5,939,814	5.000% due 4/1/40 - 1/1/49	6,560,503
	TOTAL FNMA	268,207,047
GNMA - 2.3%
	Government National Mortgage Association (GNMA):
1,100,000	3.000% due 12/1/47 (i)	1,130,594
800,000	3.500% due 12/1/47 (i)	826,641
	Government National Mortgage Association II (GNMA):
402,284	2.500% due 1/20/47	405,281
9,827,699	3.000% due 6/20/46 - 5/20/47	10,147,853
15,465,290	3.500% due 5/20/43 - 10/20/49	16,125,700
9,700,324	4.000% due 9/20/45 - 10/20/49	10,196,123
4,605,850	4.500% due 2/20/47 - 8/20/49	4,841,349
1,376,580	5.000% due 3/20/48 - 4/20/49	1,454,418
	TOTAL GNMA	45,127,959
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $370,977,916)	380,330,765

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
ASSET-BACKED SECURITIES - 7.9%
$500,000	522 Funding Clo I Ltd., Series 2019-1A, Class A1, 0.000% (3-Month USD-LIBOR + 1.390%) due 1/15/33(a)(b)(d)	$500,000
1,986,200	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(b)	1,975,901
2,645,075	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(b)	2,658,606
500,000	Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.820% due 3/18/24	519,068
500,000	Assurant CLO III Ltd., Series 2018-2A, Class A, 3.196% (3-Month USD-LIBOR + 1.230%) due 10/20/31(a)(b)	497,733
	BDS Ltd.:
1,807,000	Series 2019-FL4, Class A, 2.865% (1-Month USD-LIBOR + 1.100%) due 8/15/36(a)(b)	1,807,848
1,807,000	Series 2019-FL4, Class AS, 3.165% (1-Month USD-LIBOR + 1.400%) due 8/15/36(a)(b)	1,811,676
	Carrington Mortgage Loan Trust:
3,073,531	Series 2006-NC4, Class A3, 1.868% (1-Month USD-LIBOR + 0.160%) due 10/25/36(a)	2,861,055
7,100,000	Series 2007-RFC1, Class A3, 1.848% (1-Month USD-LIBOR + 0.140%) due 12/25/36(a)	6,674,381
1,695,909	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(b)	1,728,189
1,000,000	CFIP CLO Ltd., Series 2014-1A, Class AR, 3.321% (3-Month USD-LIBOR + 1.320%) due 7/13/29(a)(b)	998,227
	Citibank Credit Card Issuance Trust:
200,000	Series 2017-A3, Class A3, 1.920% due 4/7/22	199,996
600,000	Series 2018-A6, Class A6, 3.210% due 12/7/24	622,177
1,394,000	CLNC 2019-FL1 Ltd., Series 2019-FL1, Class A, 2.983% (1-Month USD-LIBOR + 1.250%) due 8/20/35(a)(b)	1,393,795
5,851,412	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 1.948% (1-Month USD-LIBOR + 0.240%) due 5/25/36(a)	4,885,061
8,465,615	CSMC Trust, Series 2018-RPL8, Class A1, 4.125% due 7/25/58(a)(b)	8,538,649
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 3.306% (3-Month USD-LIBOR + 1.340%) due 7/20/30(a)(b)	997,730
1,000,000	Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.231% (3-Month USD-LIBOR + 1.230%) due 10/15/29(a)(b)	997,462
800,000	Flatiron Clo 17 Ltd., Series 2017-1A, Class B, 3.510% (3-Month USD-LIBOR + 1.600%) due 5/15/30(a)(b)	789,638
750,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.160% due 3/15/23	752,607
500,000	Fort Washington CLO 2019-1, Series 2019-1A, Class A, 3.328% (3-Month USD-LIBOR + 1.420%) due 10/20/32(a)(b)	499,986
288,622	FREED ABS Trust, Series 2019-1, Class A, 3.420% due 6/18/26(b)	289,969
1,199,000	GPMT Ltd., Series 2019-FL2, Class A, 3.065% (1-Month USD-LIBOR + 1.300%) due 2/22/36(a)(b)	1,199,000
4,408,889	Helios Issuer LLC, Series 2017-1A, Class A, 4.940% due 9/20/49(b)	4,616,109
5,000,000	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(b)	4,993,850
529,000	Hunt CRE Ltd., Series 2018-FL2, Class A, 2.845% (1-Month USD-LIBOR + 1.080%) due 8/15/28(a)(b)	528,683
	Invitation Homes Trust:
2,240,000	Series 2018-SFR1, Class C, 3.013% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(b)	2,234,430
1,425,000	Series 2018-SFR1, Class D, 3.213% (1-Month USD-LIBOR + 1.450%) due 3/17/37(a)(b)	1,422,178
977,500	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(b)	1,017,832
1,127,000	KREF Ltd., Series 2018-FL1, Class A, 2.863% (1-Month USD-LIBOR + 1.100%) due 6/15/36(a)(b)	1,127,000
1,000,000	LCM XV LP, Series 15A, Class DR, 5.666% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(b)	951,360
481,904	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(b)	482,127
1,237,000	LoanCore Issuer Ltd., Series 2019-CRE2, Class AS, 3.265% (1-Month USD-LIBOR + 1.500%) due 5/15/36(a)(b)	1,237,000

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
ASSET-BACKED SECURITIES - 7.9% (continued)
$1,000,000	Madison Park Funding XI Ltd., Series 2013-11A, Class AR, 3.094% (3-Month USD-LIBOR + 1.160%) due 7/23/29(a)(b)	$998,482
1,000,000	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 2.765% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	995,355
1,061,906	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.256% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	1,062,073
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 3.296% (3-Month USD-LIBOR + 1.330%) due 1/20/32(a)(b)	1,001,971
1,500,000	Midocean Credit CLO VII, Series 2017-7A, Class A1, 3.321% (3-Month USD-LIBOR + 1.320%) due 7/15/29(a)(b)	1,497,262
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 3.216% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(b)	992,538
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 3.220% (3-Month USD-LIBOR + 1.280%) due 7/25/29(a)(b)	997,478
826,353	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	825,614
500,000	Northwoods Capital XI-B Ltd., Series 2018-11BA, Class A1, 3.066% (3-Month USD-LIBOR + 1.100%) due 4/19/31(a)(b)	493,847
1,000,000	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 3.180% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	994,829
13,862,423	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 1.898% (1-Month USD-LIBOR + 0.190%) due 7/25/37(a)	12,601,689
401,512	Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 2.741% (3-Month USD-LIBOR + 0.740%) due 10/15/25(a)(b)	401,181
1,019,883	Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A1, step bond to yield, 3.721% due 1/25/59(b)(d)	1,021,387
	PRPM LLC:
4,626,098	Series 2019-2A, Class A1, step bond to yield, 3.967% due 4/25/24(b)	4,636,882
2,481,669	Series 2019-3A, Class A1, step bond to yield, 3.351% due 7/25/24(b)	2,484,698
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 3.652% (3-Month USD-LIBOR + 1.650%) due 7/17/31(a)(b)	978,469
1,000,000	Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.156% (3-Month USD-LIBOR + 1.190%) due 10/20/30(a)(b)	994,753
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	1,036,257
500,000	Sound Point Clo XXI Ltd., Series 2018-3A, Class A1A, 3.116% (3-Month USD-LIBOR + 1.180%) due 10/26/31(a)(b)	495,749
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 3.155% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	997,045
2,000,000	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 1/30/55(b)	2,002,417
1,000,000	Symphony CLO XV Ltd., Series 2014-15A, Class AR2, 3.262% (3-Month USD-LIBOR + 1.260%) due 1/17/32(a)(b)	998,363
1,980,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318% due 11/25/48(b)	2,037,875
1,149,246	Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.720% due 5/20/42(b)	1,151,415
1,000,000	THL Credit Wind River CLO Ltd., Series 2014-2A, Class AR, 3.141% (3-Month USD-LIBOR + 1.140%) due 1/15/31(a)(b)	990,017
1,394,000	TRTX 2019-FL3 Issuer Ltd., Series 2019-FL3, Class AS, 3.450% (1-Month USD-LIBOR + 1.450%) due 9/15/34(a)(b)	1,394,001
	Vericrest Opportunity Loan Trust:
4,521,938	Series 2019-NPL3, Class A1, step bond to yield, 3.967% due 3/25/49(b)	4,548,148
2,749,975	Series 2019-NPL4, Class A1A, step bond to yield, 3.352% due 8/25/49(b)	2,754,696
500,000	Vibrant Clo X Ltd., Series 2018-10A, Class A1, 3.166% (3-Month USD-LIBOR + 1.200%) due 10/20/31(a)(b)	497,041
7,914,190	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, step bond to yield, 4.213% due 10/26/48(b)	7,918,662
2,924,170	VOLT LXXX LLC, Series 2019-NPL6, Class A1A, step bond to yield, 3.228% due 10/25/49(b)	2,926,399

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
ASSET-BACKED SECURITIES - 7.9% (continued)
$10,145,073	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE4, Class 1A, 1.878% (1-Month USD-LIBOR + 0.170%) due 7/25/47(a)	$7,866,083
14,070,679	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 1.863% (1-Month USD-LIBOR + 0.155%) due 8/25/36(a)	13,227,049
	Wellfleet CLO Ltd.:
1,000,000	Series 2017-2A, Class A1, 3.216% (3-Month USD-LIBOR + 1.250%) due 10/20/29(a)(b)	997,040
1,000,000	Series 2017-3A, Class A1, 3.152% (3-Month USD-LIBOR + 1.150%) due 1/17/31(a)(b)	991,982
500,000	Series 2018-2A, Class A1, 3.166% (3-Month USD-LIBOR + 1.200%) due 10/20/31(a)(b)	497,043
4,000,000	York CLO-6 Ltd., Series 2019-1A, Class A1, 3.516% (3-Month USD-LIBOR + 1.350%) due 7/22/32(a)(b)	3,979,634
1,000,000	Zais CLO 5 Ltd., Series 2016-2A, Class A1, 3.531% (3-Month USD-LIBOR + 1.530%) due 10/15/28(a)(b)	999,699
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $151,049,319)	153,094,446
SOVEREIGN BONDS - 1.4%
Canada - 0.1%
250,000	Export Development Canada, 1.750% due 7/18/22	250,357
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	1,012,503
750,000	Province of Quebec Canada, 2.375% due 1/31/22	759,173
	Total Canada	2,022,033
Chile - 0.0%
200,000	Chile Government International Bond, 3.860% due 6/21/47	223,320

Colombia - 0.1%
	Colombia Government International Bond:
400,000	3.875% due 4/25/27	420,000
100,000	6.125% due 1/18/41	127,350
250,000	5.625% due 2/26/44	306,000
	Total Colombia	853,350
Hungary - 0.0%
500,000	Hungary Government International Bond, 6.375% due 3/29/21	528,550

India - 0.0%
200,000	Export-Import Bank of India, 4.000% due 1/14/23	207,339

Indonesia - 0.2%
200,000	Indonesia Government International Bond, 5.350% due 2/11/49	257,230
	Perusahaan Penerbit SBSN Indonesia III:
400,000	3.400% due 3/29/22	408,384
2,100,000	3.750% due 3/1/23	2,175,537
500,000	4.150% due 3/29/27(b)	534,780
	Total Indonesia	3,375,931
Italy - 0.0%
200,000	Republic of Italy Government International Bond, 2.875% due 10/17/29	191,514

Japan - 0.1%
	Japan Bank for International Cooperation:
200,000	2.500% due 5/23/24	204,372
250,000	2.875% due 6/1/27	263,232
250,000	2.750% due 11/16/27	261,538
	Total Japan	729,142
Mexico - 0.1%
	Mexico Government International Bond:
350,000	3.750% due 1/11/28	362,600

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
Mexico - 0.1% - (continued)
$750,000	4.600% due 1/23/46	$801,000
	Total Mexico	1,163,600
Panama - 0.0%
250,000	Panama Government International Bond, 4.500% due 5/15/47	295,000

Peru - 0.0%
	Peruvian Government International Bond:
250,000	2.844% due 6/20/30	256,875
100,000	5.625% due 11/18/50	145,900
	Total Peru	402,775
Philippines - 0.1%
	Philippine Government International Bond:
1,000,000	4.200% due 1/21/24	1,077,332
500,000	3.950% due 1/20/40	573,863
	Total Philippines	1,651,195
Poland - 0.0%
500,000	Republic of Poland Government International Bond, 4.000% due 1/22/24	538,449

South Korea - 0.0%
250,000	Export-Import Bank of Korea, 2.625% due 5/26/26	253,855
200,000	Korea International Bond, 2.500% due 6/19/29	203,290
	Total South Korea	457,145
Supranational - 0.1%
	International Bank for Reconstruction & Development:
1,000,000	1.375% due 9/20/21	994,621
500,000	2.500% due 3/19/24	516,114
250,000	1.875% due 10/27/26	251,444
250,000	2.500% due 11/22/27	262,488
	Total Supranational	2,024,667
Thailand - 0.0%
600,000	Export Import Bank of Thailand, 2.998% due 5/23/24(a)	600,288

United States - 0.6%
10,400,000	U.S. Treasury Notes, 2.625% due 2/15/29	11,147,500

Uruguay - 0.0%
	Uruguay Government International Bond:
250,000	4.375% due 1/23/31	276,750
250,000	4.125% due 11/20/45	265,875
	Total Uruguay	542,625
	TOTAL SOVEREIGN BONDS
	(Cost - $25,881,368)	26,954,423
SENIOR LOANS(a) - 1.3%
251,308	1011778 B.C. Unlimited Liability Co., due 11/19/26 (j)	251,183
67,468	Acadia Healthcare Co., Inc., 4.202% (1-Month USD-LIBOR + 2.500%) due 2/16/23	67,542
103,766	Access CIG LLC, 5.536% (1-Month USD-LIBOR + 3.750%) due 2/27/25	101,302
94,525	Achilles Acquisition LLC, 5.750% (1-Month USD-LIBOR + 4.000%) due 10/13/25	94,052
154,909	Acrisure LLC, 6.354% (3-Month USD-LIBOR + 4.250%) due 11/22/23	153,618
41,786	Advanced Drainage Systems Inc., 4.000% (1-Month USD-LIBOR + 2.250%) due 7/31/26	42,021
99,500	Agiliti Health Inc., 4.813% (1-Month USD-LIBOR + 3.000%) due 1/4/26	99,251
107,103	Air Medical Group Holdings Inc., 4.972% (1-Month USD-LIBOR + 3.250%) due 4/28/22	100,914
127,334	Air Methods Corp., 5.604% (3-Month USD-LIBOR + 3.500%) due 4/22/24	104,964
	Albertson's LLC:
15,188	4.452% (1-Month USD-LIBOR + 2.750%) due 11/17/25	15,279
88,853	4.452% (1-Month USD-LIBOR + 2.750%) due 8/17/26	89,376

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) - 1.3% (continued)
$165,000	Aldevron LLC, 6.232% (3-Month USD-LIBOR + 4.250%) due 10/12/26	$165,825
77,952	Alera Group Intermediate Holdings Inc., 6.202% (1-Month USD-LIBOR + 4.500%) due 8/1/25	78,147
129,552	Aleris International Inc., 6.452% (1-Month USD-LIBOR + 4.750%) due 2/27/23	129,445
100,000	AlixPartners, LLP, 4.452% (1-Month USD-LIBOR + 2.750%) due 4/4/24	100,393
109,725	Alliant Holdings Intermediate LLC, 5.015% (1-Month USD-LIBOR + 3.250%) due 5/9/25	109,094
	Allied Universal Holdco LLC:
10,811	4.250% (3-Month USD-LIBOR + 4.250%) due 7/10/26	10,763
109,189	6.507% (3-Month USD-LIBOR + 4.250%) due 7/10/26	108,704
173,254	Alterra Mountain Company, 4.452% (1-Month USD-LIBOR + 2.750%) due 7/31/24	173,544
73,072	Altice France SA, 5.765% (1-Month USD-LIBOR + 4.000%) due 8/14/26	72,455
75,000	American Airlines Inc., 3.765% (1-Month USD-LIBOR + 2.000%) due 12/14/23	74,991
72,975	American Tire Distributors Inc., 9.202% (1-Month USD-LIBOR + 7.500%) due 9/2/24	63,671
155,475	Applied Systems Inc., 5.354% (3-Month USD-LIBOR + 3.250%) due 9/19/24	154,784
175,000	Aramark Intermediate HoldCo Corp.,, 3.452% (1-Month USD-LIBOR + 1.750%) due 3/11/25	175,292
169,567	Ascend Learning LLC due 7/12/2024(j)	169,567
159,840	AssuredPartners Inc., 5.202% (1-Month USD-LIBOR + 3.500%) due 10/22/24	159,141
	Asurion LLC:
154,444	4.702% (1-Month USD-LIBOR + 6.500%) due 11/3/23	154,564
35,509	8.202% (1-Month USD-LIBOR + 3.000%) due 8/4/25	35,765
119,875	athenahealth Inc., 6.401% (3-Month USD-LIBOR + 4.500%) due 2/11/26	119,605
154,286	Auris Luxembourg III SARL, 5.441% (1-Month USD-LIBOR + 3.750%) due 2/27/26	153,177
65,581	Avantor Funding Inc., 4.702% (1-Month USD-LIBOR + 3.000%) due 11/21/24	66,033
85,187	Avaya Inc., 6.015% (1-Month USD-LIBOR + 4.250%) due 12/15/24	81,098
147,873	Aventiv Technologies LLC, 6.202% (1-Month USD-LIBOR + 4.500%) due 11/1/24	106,654
181,189	Axalta Coating Systems Dutch Holding B BV, 3.854% (3-Month USD-LIBOR + 1.750%) due 6/1/24	181,221
60,000	Azalea TopCo Inc., 5.202% (1-Month USD-LIBOR + 3.500%) due 7/24/26	59,689
49,495	Bass Pro Group LLC, 6.702% (1-Month USD-LIBOR + 5.000%) due 9/25/24	48,582
	Bausch Health Cos. Inc.:
51,679	4.765% (1-Month USD-LIBOR + 3.000%) due 6/2/25	51,889
157,500	4.515% (1-Month USD-LIBOR + 2.750%) due 11/27/25	158,051
30,000	BellRing Brands LLC, 6.702% (1-Month USD-LIBOR + 5.000%) due 10/21/24	29,963
	Berry Global Inc.:
26,700	3.758% (1-Month USD-LIBOR + 2.000%) due 10/1/22	26,777
232,574	4.258% (1-Month USD-LIBOR + 2.500%) due 7/1/26	233,518
133,876	BJ's Wholesale Club Inc., 4.509% (1-Month USD-LIBOR + 2.750%) due 2/3/24	134,092
144,552	Blackhawk Network Holdings Inc., 4.702% (1-Month USD-LIBOR + 3.000%) due 6/15/25	143,777
184,538	Blackstone CQP Holdco LP, 5.656% (3-Month USD-LIBOR + 3.500%) due 9/30/24	184,277
72,492	Boxer Parent Co., Inc., due 10/2/25(j)	69,683
127,139	Brazos Delaware II LLC, 5.722% (1-Month USD-LIBOR + 4.000%) due 5/21/25	101,076
93,512	Bright Bidco BV, 5.473% (3-Month USD-LIBOR + 3.500%) due 6/30/24	44,163
116,460	Brookfield WEC Holdings Inc., 5.202% (1-Month USD-LIBOR + 3.500%) due 8/1/25	116,364
90,000	Buckeye Partners LP, 4.531% (1-Month USD-LIBOR + 2.75%) due 11/1/26	90,675
215,000	Caesars Resort Collection LLC, due 12/23/24(j)	213,243
	Calpine Corp.:
180,678	4.860% (3-Month USD-LIBOR + 2.750%) due 4/5/26	181,220
15,000	4.202% (1-Month USD-LIBOR + 2.500%) due 8/12/26	15,040
130,000	Camelot U.S. Acquisition 1 Co., 4.952% (1-Month USD-LIBOR + 3.250%) due 10/30/26	130,390
157,102	Canyon Valor Companies Inc., 4.854% (3-Month USD-LIBOR + 2.750%) due 6/16/23	157,004
157,473	Capri Acquisitions BidCo Ltd., 4.927% (3-Month USD-LIBOR + 3.000%) due 11/1/24	153,496
82,115	Catalent Pharma Solutions Inc., 3.952% (1-Month USD-LIBOR + 2.250%) due 5/18/26	82,136
115,792	Cengage Learning Inc., 5.952% (1-Month USD-LIBOR + 4.250%) due 6/7/23	105,740
212,265	CEOC LLC, 3.702% (1-Month USD-LIBOR + 2.000%) due 10/7/24	212,456

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) - 1.3% (continued)
$65,444	Change Healthcare Holdings Inc., 4.202% (1-Month USD-LIBOR + 2.500%) due 3/1/24	$65,395
34,913	Charter NEX US Inc., 5.202% (1-Month USD-LIBOR + 3.500%) due 5/16/24	34,905
120,636	CHG PPC Parent LLC, 4.452% (1-Month USD-LIBOR + 2.750%) due 3/31/25	120,335
65,702	Cincinnati Bell Inc., 4.952% (1-Month USD-LIBOR + 3.250%) due 10/2/24	65,518
25,000	Clear Channel Outdoor Holdings Inc., 5.202% (1-Month USD-LIBOR + 3.500%) due 8/21/26	25,067
77,565	ClubCorp Holdings Inc., 4.854% (3-Month USD-LIBOR + 2.750%) due 9/18/24	70,714
119,433	Compass Power Generation LLC, 5.202% (1-Month USD-LIBOR + 3.500%) due 12/20/24	119,359
76,635	Concentra Inc., 4.540% (3-Month USD-LIBOR + 2.500%) due 6/1/22	76,603
58,534	Covia Holdings Corp., 6.043% (3-Month USD-LIBOR + 4.000%) due 6/1/25	40,961
44,663	CPM Holdings Inc., 5.452% (1-Month USD-LIBOR + 3.750%) due 11/17/25	42,988
	CSC Holdings LLC:
15,664	4.015% (1-Month USD-LIBOR + 2.250%) due 7/17/25	15,608
54,588	4.015% (1-Month USD-LIBOR + 2.250%) due 1/15/26	54,424
169,575	4.327% (1-Month USD-LIBOR + 2.500%) due 4/15/27	169,617
109,914	CSM Bakery Solutions Ltd.,, 6.030% (3-Month USD-LIBOR + 4.000%) due 7/3/20	104,639
132,838	Cvent Inc., 5.452% (1-Month USD-LIBOR + 3.75%) due 11/29/24	130,016
40,000	Cyanco Intermediate 2 Corp., due 3/16/25(j)	40,050
103,026	Cyxtera DC Holdings Inc., 4.770% (1-Month USD-LIBOR + 3.000%) due 5/1/24	85,483
100,000	DCert Buyer Inc., 5.702% (1-Month USD-LIBOR + 4.000%) due 10/16/26	99,188
66,392	Deerfield Dakota Holding LLC, 4.952% (1-Month USD-LIBOR + 3.250%) due 2/13/25	65,462
237,954	Dell International LLC, 3.710% (1-Month USD-LIBOR + 2.000%) due 9/19/25	239,184
96,996	Dentalcorp Health Services ULC, 5.452% (1-Month USD-LIBOR + 3.750%) due 6/6/25	94,662
45,000	Dhanani Group Inc., 5.452% (1-Month USD-LIBOR + 3.750%) due 7/20/25	42,638
70,000	Diamond BC BV, due 9/6/24(j)	66,395
30,000	Diamond Sports Group LLC, 4.960% (1-Month USD-LIBOR + 3.250%) due 8/24/26	29,897
54,011	Digicel International Finance Ltd., 5.340% (3-Month USD-LIBOR + 3.250%) due 5/27/24	45,119
95,931	Dun & Bradstreet Corp., 6.700% (1-Month USD-LIBOR + 5.000%) due 2/6/26	96,411
75,000	Dynasty Acquisition Co., Inc., 6.104% (3-Month USD-LIBOR + 4.000%) due 4/6/26	75,223
131,690	Dynatrace LLC, 4.452% (3-Month USD-LIBOR + 1.750%) due 8/22/25	132,019
139,300	E.W. Scripps Company, The, 4.452% (1-Month USD-LIBOR + 2.750%) due 5/1/26	139,736
155,926	EAB Global Inc., 5.736% (3-Month USD-LIBOR + 3.750%) due 11/15/24	154,757
139,211	Edelman Financial Center LLC, 4.972% (1-Month USD-LIBOR + 3.250%) due 7/21/25	138,515
80,220	Edgewater Generation LLC, 5.452% (1-Month USD-LIBOR + 3.750%) due 12/13/25	75,928
104,122	EG Group Limited, 6.104% (3-Month USD-LIBOR + 4.000%) due 2/7/25	101,236
112,799	Envision Healthcare Corp., due 10/10/25(j)	88,406
159,593	Equinox Holdings Inc., 4.702% (1-Month USD-LIBOR + 3.000%) due 3/8/24	158,994
78,421	ESH Hospitality Inc., 3.702% (1-Month USD-LIBOR + 2.000%) due 9/18/26	78,567
54,650	Exgen Renewables IV LLC, 4.910% (3-Month USD-LIBOR + 3.000%) due 11/28/24	52,464
44,669	Explorer Holdings Inc., 5.854% (3-Month USD-LIBOR + 3.750%) due 5/2/23	44,502
156,105	Filtration Group Corp., 4.702% (1-Month USD-LIBOR + 3.000%) due 3/29/25	156,325
70,000	Flex Acquisition Co., Inc., 5.349% (3-Month USD-LIBOR + 3.250%) due 6/29/25	67,830
154,571	Flexera Software LLC, 5.210% (1-Month USD-LIBOR + 3.500%) due 2/26/25	154,699
194,425	Foresight Energy LLC, 7.659% (3-Month USD-LIBOR + 5.750%) due 3/28/22	84,575
173,688	Forest City Enterprises LP, 5.202% (1-Month USD-LIBOR + 3.500%) due 12/8/25	174,014
83,530	Forterra Finance LLC, 4.702% (1-Month USD-LIBOR + 3.000%) due 10/25/23	80,224
92,857	Frontdoor Inc., 4.250% (1-Month USD-LIBOR + 2.500%) due 8/16/25	93,089
65,507	Frontera Generation Holdings LLC, 6.015% (1-Month USD-LIBOR + 4.250%) due 5/2/25	55,026
95,000	Genesee & Wyoming Inc., due 11/6/26 (j)	95,628
157,936	Gentiva Health Services Inc., 5.500% (1-Month USD-LIBOR + 3.750%) due 7/2/25	158,431
94,399	Getty Images Inc., 6.250% (1-Month USD-LIBOR + 4.500%) due 2/19/26	90,830
168,777	Go Daddy Operating Co. LLC, 3.452% (1-Month USD-LIBOR + 1.750%) due 2/15/24	169,480
112,667	GOBP Holdings Inc., 5.084% (1 Week USD-LIBOR + 3.5%) due 10/22/25	113,230
130,000	Golden Nugget Inc., due 10/4/23(j)	129,905

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) - 1.3% (continued)
$199,112	GoodRx Inc., 4.503% (1-Month USD-LIBOR + 2.750%) due 10/10/25	$198,713
122,480	Graftech International Ltd., 5.202% (1-Month USD-LIBOR + 3.500%) due 2/12/25	119,418
239,497	Gray Television Inc., 4.281% (1-Month USD-LIBOR + 2.500%) due 1/2/26	240,196
155,218	Greeneden U.S. Holdings I LLC, 4.952% (1-Month USD-LIBOR + 3.250%) due 12/1/23	154,470
5,000	Grifols Worldwide Operations Ltd., due 11/15/27 (j)	5,027
82,188	GTT Communications Inc., 4.450% (1-Month USD-LIBOR + 2.750%) due 5/31/25	63,341
128,049	Gulf Finance LLC, 7.160% (3-Month USD-LIBOR + 5.250%) due 8/25/23	96,403
61,321	Harbor Freight Tools USA Inc., 4.202% (1-Month USD-LIBOR + 2.500%) due 8/18/23	59,938
39,944	Hayward Industries Inc., 5.202% (1-Month USD-LIBOR + 3.500%) due 8/5/24	39,195
20,000	HCA Inc., due 3/18/26 (j)	20,065
104,472	HD Supply Inc., 3.452% (1-Month USD-LIBOR + 1.750%) due 10/17/23	104,915
59,850	Hexion Inc., 5.600% (3-Month USD-LIBOR + 3.500%) due 7/1/26	59,813
	Hyland Software Inc.:
154,908	5.202% (1-Month USD-LIBOR + 3.500%) due 7/1/24	155,248
45,596	8.702% (1-Month USD-LIBOR + 7.000%) due 7/7/25	46,128
43,763	IAA Inc., 4.000% (1-Month USD-LIBOR + 2.250%) due 6/29/26	43,927
58,093	iHeartCommunications Inc., 5.781% (1-Month USD-LIBOR + 4.000%) due 5/1/26	58,432
144,483	Informatica LLC, 4.952% (1-Month USD-LIBOR + 3.250%) due 8/5/22	144,535
65,000	Inmarsat PLC, due 9/23/26 (j)	64,659
49,382	ION Trading Technologies SARL, 6.064% (3-Month USD-LIBOR + 4.000%) due 11/21/24	46,185
	Iqvia Inc. (Quintiles IMS):
173,671	4.104% (3-Month USD-LIBOR + 2.000%) due 1/17/25	174,366
85,318	3.854% (3-Month USD-LIBOR + 1.750%) due 6/11/25	85,467
170,639	IRB Holding Corp., 5.216% (3-Month USD-LIBOR + 3.250%) due 2/5/25	170,553
64,525	IRI Holdings Inc., 6.202% (1-Month USD-LIBOR + 4.50%) due 12/1/25	61,083
215,000	Iron Mountain Information Management LLC, 3.452% (1-Month USD-LIBOR + 1.750%) due 1/2/26	213,388
189,912	Jaguar Holding Co., I LLC, 4.202% (1-Month USD-LIBOR + 2.500%) due 8/18/22	190,064
257,887	JBS USA Lux SA, 4.202% (1-Month USD-LIBOR + 2.500%) due 5/1/26	258,880
52,056	KAR Auction Services Inc., 4.000% (1-Month USD-LIBOR + 2.250%) due 9/19/26	52,316
102,335	KBR Inc., 5.452% (1-Month USD-LIBOR + 3.750%) due 4/25/25	102,591
65,159	Kindred Healthcare LLC, 6.750% (1-Month USD-LIBOR + 5.000%) due 7/2/25	65,322
72,218	Klockner Pentaplast of America Inc., 6.177% (3-Month USD-LIBOR + 4.250%) due 6/30/22	58,903
137,111	Kronos Acquisition Intermediate Inc., 5.702% (1-Month USD-LIBOR + 4.000%) due 5/15/23	131,862
155,311	Kronos Incorporated, 4.909% (3-Month USD-LIBOR + 3.000%) due 11/1/23	155,198
174,888	Level 3 Financing Inc., 4.362% (1-Month USD-LIBOR + 2.250%) due 2/22/24	174,801
154,819	Life Time Fitness Inc., 4.658% (1-Month USD-LIBOR + 2.750%) due 6/10/22	154,791
39,044	Lions Gate Capital Holdings LLC, 3.952% (1-Month USD-LIBOR + 2.250%) due 3/24/25	38,002
129,137	Lower Cadence Holdings LLC, 5.702% (1-Month USD-LIBOR + 4.000%) due 5/22/26	121,712
134,086	Lucid Energy Group II Borrower LLC, 4.702% (1-Month USD-LIBOR + 3.000%) due 2/17/25	115,090
42,967	McDermott International Inc., 7.104% (3-Month USD-LIBOR + 5.000%) due 5/9/25	20,575
	MED ParentCo LP
12,988	2.950% (3-Month USD-LIBOR + 2.1250%) due 8/31/26	12,874
52,012	5.952% (1-Month USD-LIBOR + 4.250%) due 8/31/26	51,557
55,131	Messer Industries GmbH, 4.604% (3-Month USD-LIBOR + 2.500%) due 3/1/26	55,238
120,167	MGM Growth Properties Operating Partnership LP, 3.702% (1-Month USD-LIBOR + 2.000%) due 3/21/25	120,417
217,963	Minotaur Acquisition Inc., 6.702% (1-Month USD-LIBOR + 5.000%) due 3/27/26	207,246
	Mister Car Wash Holdings Inc.:
6,435	3.500% 3-Month USD-LIBOR + 3.500%) due 5/14/26	6,414
128,386	5.410% (3-Month USD-LIBOR + 3.500%) due 5/14/26	127,958
107,814	Misys Ltd., 5.696% (3-Month USD-LIBOR + 3.500%) due 6/13/24	105,322
68,092	Mitchell International Inc., 4.952% (1-Month USD-LIBOR + 3.250%) due 11/29/24	65,113

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) - 1.3% (continued)
$62,464	MLN US HoldCo LLC, 6.281% (1-Month USD-LIBOR + 4.500%) due 11/30/25	$54,753
40,000	Motion Acquisition Ltd due 10/16/26 (j)	40,288
110,117	MPH Acquisition Holdings LLC, 4.854% (3-Month USD-LIBOR + 2.750%) due 6/7/23	105,189
62,234	NASCAR Holdings LLC, 4.513% (1-Month USD-LIBOR + 2.750%) due 10/19/26	62,632
45,000	NCR Corp., 4.210% (1-Month USD-LIBOR + 2.500%) due 8/28/26	45,019
143,913	NEP Group Inc., 4.952% (1-Month USD-LIBOR + 3.250%) due 10/20/25	134,702
185,000	Nexstar Broadcasting Inc., 4.452% (1-Month USD-LIBOR + 2.750%) due 9/18/26	185,694
64,076	Nouryon Finance BV, 5.005% (1-Month USD-LIBOR + 3.250%) due 10/1/25	63,371
45,000	ON Semiconductor Corp., 3.702% (1-Month USD-LIBOR + 2.000%) due 9/19/26	45,164
175,000	Option Care Health Inc., 6.202% (1-Month USD-LIBOR + 4.500%) due 8/6/26	171,645
44,663	Outcomes Group Holdings Inc., 5.408% (1-Month USD-LIBOR + 3.500%) due 10/24/25	43,956
52,696	Panther BF Aggregator 2 L P, due 4/30/26(j)	52,663
69,159	Parexel International Corporation, 4.452% (1-Month USD-LIBOR + 2.750%) due 9/27/24	66,689
49,786	PCI Gaming Authority, 4.702% (1-Month USD-LIBOR + 3.000%) due 5/29/26	50,035
52,085	Peak 10 Holding Corp., 5.604% (3-Month USD-LIBOR + 3.500%) due 8/1/24	41,720
44,774	Penn National Gaming Inc., 3.952% (1-Month USD-LIBOR + 2.250%) due 10/15/25	44,917
162,596	PetSmart Inc., 5.770% (1-Month USD-LIBOR + 4.000%) due 3/11/22	158,216
68,422	Pike Corp., 4.960% (1-Month USD-LIBOR + 3.25%) due 7/24/26	68,522
67,526	Playa Resorts Holding BV, 4.450% (1-Month USD-LIBOR + 2.750%) due 4/29/24	65,782
66,254	Ply Gem Midco Inc., 5.509% (1-Month USD-LIBOR + 3.750%) due 4/12/25	65,343
145,799	PODS, LLC, 4.515% (1-Month USD-LIBOR + 2.750%) due 12/6/24	145,738
77,794	PowerTeam Services LLC, 5.354% (3-Month USD-LIBOR + 3.250%) due 3/6/25	67,389
87,750	Prairie ECI Acquiror LP, 6.854% (3-Month USD-LIBOR + 4.750%) due 3/11/26	84,021
65,000	Pregis TopCo LLC, 5.702% (1-Month USD-LIBOR + 4.000%) due 7/31/26	63,619
100,000	Prime Security Services Borrower LLC, 5.035% (1-Month USD-LIBOR + 3.250%) due 9/23/26	98,850
70,000	Pro Mach Group Inc. due 3/7/25(j)	67,332
123,286	Project Alpha Intermediate Holding Inc., 5.490% (3-Month USD-LIBOR + 3.50%) due 4/26/24	121,951
98,124	Radiate Holdco LLC, 4.702% (1-Month USD-LIBOR + 3.000%) due 2/1/24	97,405
106,799	Radiology Partners Inc., due 7/9/25(j)	105,220
123,183	Refinitiv US Holdings Inc., 5.452% (1-Month USD-LIBOR + 3.750%) due 10/1/25	123,901
96,110	Regionalcare Hospital Partners Holdings Inc., 6.202% (1-Month USD-LIBOR + 4.500%) due 11/16/25	96,606
123,252	Renaissance Holding Corp., 4.952% (1-Month USD-LIBOR + 3.250%) due 5/30/25	120,633
316,483	RentPath LLC, 6.659% (1-Month USD-LIBOR + 4.750%) due 12/17/21	167,208
103,368	Reynolds Group Holdings Inc., 4.452% (1-Month USD-LIBOR + 2.750%) due 2/5/23	103,506
112,089	RPI Finance Trust, 3.702% (1-Month USD-LIBOR + 2.000%) due 3/27/23	112,702
155,533	Scientific Games International Inc., 4.452% (1-Month USD-LIBOR + 2.750%) due 8/14/24	154,755
145,540	Sedgwick Claims Management Services Inc., 4.952% (1-Month USD-LIBOR + 3.250%) due 12/31/25	142,837
241,125	Select Medical Corp., 4.580% (3-Month USD-LIBOR + 2.500%) due 3/6/25	239,919
40,000	Servicemaster Co. LLC, due 11/5/26 (j)	40,050
121,182	Severin Acquisition LLC, 5.144% (3-Month USD-LIBOR + 3.250%) due 8/1/25	119,212
50,000	Sinclair Television Group Inc., 4.270% (1-Month USD-LIBOR + 2.50%) due 9/30/26	50,047
50,000	SIWF Holdings Inc., due 6/15/25(j)	49,188
144,638	Six Flags Theme Parks Inc., 3.460% (1-Month USD-LIBOR + 1.750%) due 4/17/26	144,792
65,900	Solenis Holdings LLC, 5.909% (1-Month USD-LIBOR + 4.000%) due 6/26/25	62,165
155,395	Solera LLC, 4.452% (1-Month USD-LIBOR + 2.750%) due 3/3/23	152,741
143,953	Sophia LP, 5.354% (3-Month USD-LIBOR + 3.250%) due 9/30/22	144,005
105,000	Sotera Health Holdings LLCdue 11/20/26 (j)	104,738
168,020	Sound Inpatient Physicians Inc., 4.452% (1-Month USD-LIBOR + 2.750%) due 6/27/25	168,091
61,650	Southern Graphics Inc., 4.952% (1-Month USD-LIBOR + 3.250%) due 12/31/22	37,298
138,596	SpeedCast International Ltd., 4.854% (3-Month USD-LIBOR + 2.750%) due 5/15/25	112,263
156,967	Sprint Communications Inc., 4.250% (1-Month USD-LIBOR + 2.500%) due 2/2/24	155,201

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount		Security	Value
SENIOR LOANS(a) - 1.3% (continued)
$197,977		SS&C Technologies Holdings Inc., 3.952% (1-Month USD-LIBOR + 2.250%) due 4/16/25	$198,917
74,682		Staples Inc., 6.781% (1-Month USD-LIBOR + 5.000%) due 4/16/26	73,681
81,854		Stars Group Holdings BV, 5.604% (3-Month USD-LIBOR + 3.500%) due 7/10/25	82,169
35,000		Sunshine Luxembourg VII SARL, 6.349% (3-Month USD-LIBOR + 4.250%) due 10/1/26	35,094
		Syncreon Group BV:
31,906		6.702% (1-Month USD-LIBOR + 5.000%) due 10/1/24	30,311
56,931		7.702% (1-Month USD-LIBOR + 6.000%) due 4/1/25	49,103
60,000		TAMKO Building Products LLC, 5.124% (1-Month USD-LIBOR + 3.250%) due 5/29/26	60,225
		Telesat Canada:
75,000		Due 11/21/26 (d)(j)	74,906
60,622		4.610% (3-Month USD-LIBOR + 2.500%) due 11/17/23	60,607
177,468		Tempo Acquisition LLC, due 5/1/24(j)	177,505
53,887		Titan Acquisition Ltd., 4.702% (1-Month USD-LIBOR + 3.000%) due 3/28/25	51,499
158,165		TKC Holdings Inc., 5.460% (1-Month USD-LIBOR + 3.750%) due 2/1/23	150,126
40,000		Trans Union LLC, 3.452% (1-Month USD-LIBOR + 1.750%) due 11/16/26	40,015
194,934		Transdigm Inc., 4.202% (1-Month USD-LIBOR + 2.500%) due 6/9/23	194,934
148,125		Travel Leaders Group LLC, 5.708% (1-Month USD-LIBOR + 4.000%) due 1/25/24	148,125
59,454		Travelport Finance (Luxembourg) SARL, 7.104% (3-Month USD-LIBOR + 5.000%) due 5/29/26	54,103
70,000		Trident TPI Holdings Inc., due 10/17/24 (j)	66,112
39,695		U.S. Anesthesia Partners Inc., 4.702% (1-Month USD-LIBOR + 3.000%) due 6/23/24	39,191
		Uber Technologies Inc.:
9,974		5.202% (1-Month USD-LIBOR + 3.500%) due 7/13/23	9,718
83,489		5.763% (1-Month USD-LIBOR + 4.000%) due 4/4/25	80,984
207,915		UFC Holdings LLC, due 4/29/26(j)	208,826
64,800		UGI Energy Services LLC, 5.452% (1-Month USD-LIBOR + 3.750%) due 8/13/26	65,003
80,000		Ultimate Software Group Inc., 5.452% (1-Month USD-LIBOR + 3.750%) due 5/4/26	80,355
65,000		United Natural Foods Inc., due 10/22/25 (j)	53,442
30,000		Univar Solutions USA Inc., due 7/1/26 (j)	30,009
40,000		Univision Communications Inc., due 3/15/24 (j)	39,141
55,000		Upstream Newco Inc., due 11/20/26 (j)	55,069
210,000		U.S. Foods Inc., due 9/13/26(j)	210,315
114,431		USIC Holdings Inc., 4.952% (1-Month USD-LIBOR + 3.250%) due 12/8/23	112,858
78,621		Vantage Specialty Chemicals Inc., 5.310% (3-Month USD-LIBOR + 3.500%) due 10/28/24	68,138
167,221		Verscend Holding Corp., 6.202% (1-Month USD-LIBOR + 4.500%) due 8/27/25	167,346
163,460		Vertafore Inc., due 7/2/25(j)	158,474
259,917		VICI Properties 1 LLC, 3.716% (1-Month USD-LIBOR + 2.000%) due 12/20/24	260,676
57,436		Victory Capital Holdings Inc., 5.349% (3-Month USD-LIBOR + 3.250%) due 7/1/26	57,676
243,520		Virgin Media Bristol LLC, due 1/31/28(j)	243,554
240,171		Vistra Operations Co. LLC, 3.464% (1-Month USD-LIBOR + 2.00%) due 12/31/25	240,846
34,825		Vizient Inc., 4.452% (1-Month USD-LIBOR + 2.750%) due 5/6/26	34,836
149,625		Wand Newco 3 Inc., 5.202% (1-Month USD-LIBOR + 3.500%) due 2/5/26	150,111
35,000		Web.com Group Inc., 5.513% (3-Month USD-LIBOR + 3.750%) due 10/10/25	34,374
115,000		WestJet Airlines Ltd., due 8/7/26(j)	115,591
105,000		Whatabrands LLC, due 8/2/26(j)	105,307
146,615		Wink Holdco Inc., 4.702% (1-Month USD-LIBOR + 3.000%) due 12/2/24	144,782
143,980		WP CPP Holdings LLC, 5.679% (3-Month USD-LIBOR + 3.750%) due 4/30/25	141,940
40,000		Zelis Cost Management Buyer Inc., 6.452% (1-Month USD-LIBOR + 4.750%) due 9/30/26	39,950
		TOTAL SENIOR LOANS
		(Cost - $26,317,202)	25,744,345
MUNICIPAL BONDS - 0.2%††
California - 0.1%
125,000	AA	Bay Area Toll Authority, Revenue Bonds, Series F2, 6.263% due 4/1/49	195,715

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount		Security	Value
California - 0.1% - (continued)
$100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	$165,657
150,000	AA+	Los Angeles Department of Water & Power Power System, Revenue Bonds, Series B, 6.603% due 7/1/50	241,007
150,000	A+	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	210,167
		State of California, GO:
25,000	AA-	3.500% due 4/1/28	27,248
40,000	AA-	4.600% due 4/1/38	44,932
100,000	AA-	7.500% due 4/1/34	152,143
200,000	AA-	7.550% due 4/1/39	324,542
125,000	AA-	7.600% due 11/1/40	208,079
		University of California, Revenue Bonds:
100,000	AA	Series AJ, 4.601% due 5/15/31	115,608
25,000	AA	Series AX, 3.063% due 7/1/25	26,160
75,000	AA	Series R, 5.770% due 5/15/43	102,575
		Total California	1,813,833
Florida - 0.0%
20,000	A	County of Miami-Dade FL Aviation, Revenue Bonds, Series C, 4.280% due 10/1/41	21,722

Illinois - 0.0%
20,000	A	Chicago O'Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	24,887
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	269,070
100,000	BBB-	Series 3, 6.725% due 4/1/35	116,685
		Total Illinois	410,642
Massachusetts - 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	131,349

Nevada - 0.0%
100,000	AA-	County of Clark Department of Aviation, Revenue Bonds, Series C, 6.820% due 7/1/45	161,785

New Jersey - 0.0%
100,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.414% due 1/1/40	160,586

New York - 0.1%
150,000	AA	Metropolitan Transportation Authority, Revenue Bonds, Series C, 7.336% due 11/15/39	236,269
125,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series AA, 5.440% due 6/15/43	174,920
200,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, 4.458% due 10/1/62	249,324
		Total New York	660,513
Ohio - 0.0%
100,000	A	American Municipal Power Inc., Revenue Bonds, Series B, 8.084% due 2/15/50	175,435

Texas - 0.0%
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	103,060

Wisconsin - 0.0%
10,000	AA-	State of Wisconsin, Revenue Bonds, Series C, 3.154% due 5/1/27	10,448

		TOTAL MUNICIPAL BONDS
		(Cost - $3,145,124)	3,649,373
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $1,762,768,397)	1,804,599,264
SHORT-TERM INVESTMENTS - 8.2%
TIME DEPOSITS - 5.1%
10,508,035		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.920% due 12/2/19	10,508,035
88,769,494		Banco Santander SA - Frankfurt, 0.920% due 12/2/19	88,769,494

		TOTAL TIME DEPOSITS
		(Cost - $99,277,529)	99,277,529

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 3.1%
	U.S. Treasury Bills:
$25,800,000	2.557% due 1/2/20(k)	$25,754,324
7,400,000	1.844% due 2/13/20(k)	7,376,535
28,100,000	2.512% due 2/27/20(k)	27,994,403
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $61,064,923)	61,125,262
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $160,342,452)	160,402,791
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
231,165	Federated Government Obligations Fund, Premier Class, 1.573%(l)
	(Cost - $231,165)	231,165
	TOTAL INVESTMENTS - 100.7%
	(Cost - $1,923,342,014#)	1,965,233,220
	Liabilities in Excess of Other Assets - (0.7)%	(14,513,742)
	TOTAL NET ASSETS - 100.0%	$1,950,719,478

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $273,494,113 and represents 14.02% of net assets.
(c)	Interest only security.
(d)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2019, amounts to approximately $20,688,233 and represents 1.06% of net assets.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	All or a portion of this security is on loan.
(h)	Security is currently in default.
(i)	This security is traded on a TBA basis.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rate shown represents yield-to-maturity.
(l)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
UMBS	—	Uniform Mortgage Backed Securities

Summary of Investments by Security Type^
Collateralized Mortgage Obligations	22.2%
U.S. Government Agencies & Obligations	20.1
Corporate Bonds & Notes	19.5
Mortgage-Backed Securities	19.3
Asset-Backed Securities	7.8
Sovereign Bonds	1.4
Senior Loans	1.3
Municipal Bonds	0.2
Short-Term Investments	8.2
Money Market Fund	0.0 *
100.0%

^ As a percentage of total investments.
* Position represent less then 0.05%.

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 51.0%
Basic Materials - 1.1%
$65,000		DuPont de Nemours Inc., Senior Unsecured Notes, 3.766% due 11/15/20	$66,073
100,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.550% due 11/14/24	105,096
200,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	205,994
2,556,000		PQ Corp., Senior Secured Notes, 6.750% due 11/15/22(a)	2,642,265
100,000		Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 5.500% due 4/21/20	101,174
		Southern Copper Corp., Senior Unsecured Notes:
300,000		5.375% due 4/16/20	302,701
50,000		3.500% due 11/8/22	51,556
200,000		Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20	200,608
200,000		UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	200,628
85,000		Vale Overseas Ltd., Company Guaranteed Notes, 4.375% due 1/11/22	87,975
		Total Basic Materials	3,964,070
Communications - 19.5%
200,000		Alibaba Group Holding Ltd., Senior Unsecured Notes, 3.125% due 11/28/21	203,737
150,000		AT&T Inc., Senior Unsecured Notes, 2.800% due 2/17/21	151,301
200,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	201,676
7,302,000		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.250% due 9/30/22	7,402,402
6,222,000		CenturyLink Inc., Senior Unsecured Notes, 5.625% due 4/1/20	6,284,780
6,486,000		Cogent Communications Group Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	6,543,596
250,000		Colombia Telecomunicaciones SA ESP, Junior Subordinated Notes, 8.500% (5-Year USD Swap Rate + 6.958%) (b)(c)	252,750
140,000		Comcast Corp., Company Guaranteed Notes, 3.450% due 10/1/21	143,877
200,000		Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	205,250
2,199,000		CSC Holdings LLC, Company Guaranteed Notes, 5.375% due 7/15/23(a)	2,256,724
150,000		eBay Inc., Senior Unsecured Notes, 2.750% due 1/30/23	151,955
200,000		Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	206,500
1,185,000		HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(a)	1,090,200
5,379,000		Inmarsat Finance PLC, Company Guaranteed Notes, 4.875% due 5/15/22(a)	5,431,584
3,580,000		Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	3,535,250
6,228,000		Level 3 Parent LLC, Senior Unsecured Notes, 5.750% due 12/1/22	6,228,000
6,468,000	EUR	Linkem SpA, Senior Secured Notes, 7.000% due 8/9/22(a)	7,057,249
2,304,000		Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Unsecured Notes, 5.500% due 4/15/21	2,304,000
140,000		Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.625% due 5/1/22	144,760
4,574,000		Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	4,665,480
		Sprint Communications Inc.:
1,718,000		Company Guaranteed Notes, 7.000% due 3/1/20(a)	1,730,352
9,239,000		Senior Unsecured Notes, 7.000% due 8/15/20	9,460,182
4,249,000		TEGNA Inc., Company Guaranteed Notes, 4.875% due 9/15/21(a)	4,249,000
200,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	204,125
150,000		Verizon Communications Inc., Senior Unsecured Notes, 3.010% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	152,775
361,000		VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	369,574
		Total Communications	70,627,079
Consumer Cyclical - 1.8%
175,000		Daimler Finance North America LLC, Company Guaranteed Notes, 2.300% due 2/12/21(a)	175,202
145,000		Delta Air Lines Inc., Senior Unsecured Notes, 3.400% due 4/19/21	146,819
1,700,000	EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 0.078%) due 2/22/21	1,745,601
7,000,000	SEK	Gaming Innovation Group PLC, Senior Unsecured Notes, 7.000% due 6/28/22	705,778
150,000		Hyundai Capital America, Company Guaranteed Notes, 2.850% due 11/1/22(a)	151,141
1,004,000		MGM Resorts International, Company Guaranteed Notes, 6.750% due 10/1/20	1,041,148

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Consumer Cyclical - 1.8% - (continued)
$2,705,000	Yum! Brands Inc., Senior Unsecured Notes, 3.875% due 11/1/20	$2,732,050
	Total Consumer Cyclical	6,697,739
Consumer Non-cyclical - 3.4%
80,000	AbbVie Inc., Senior Unsecured Notes, 2.300% due 11/21/22(a)	80,132
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.950% due 1/19/22	204,435
150,000	Anthem Inc., Senior Unsecured Notes, 2.500% due 11/21/20	150,768
285,000	AstraZeneca PLC, Senior Unsecured Notes, 2.375% due 11/16/20	286,109
215,000	BAT Capital Corp., Company Guaranteed Notes, 2.764% due 8/15/22	217,284
150,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 2.600% due 5/16/22(a)	152,528
225,000	Cardinal Health Inc., Senior Unsecured Notes, 2.616% due 6/15/22	227,114
150,000	Cigna Corp., Company Guaranteed Notes, 3.400% due 9/17/21	153,273
145,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	147,857
175,000	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	175,799
145,000	CVS Health Corp., Senior Unsecured Notes, 3.700% due 3/9/23	150,877
291,989	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	301,479
150,000	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.875% due 6/30/20	151,726
	Mondelez International Inc., Senior Unsecured Notes:
135,000	3.000% due 5/7/20	135,606
15,000	3.625% due 5/7/23	15,713
9,558,000	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20	9,577,116
120,000	PayPal Holdings Inc., Senior Unsecured Notes, 2.200% due 9/26/22	120,465
35,000	Reynolds American Inc., Company Guaranteed Notes, 4.000% due 6/12/22	36,408
	Total Consumer Non-cyclical	12,284,689
Diversified - 0.1%
200,000	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	208,730
Energy - 1.3%
200,000	Bharat Petroleum Corp., Ltd, Senior Unsecured Notes, 4.375% due 1/24/22	205,445
1,551,000	CITGO Petroleum Corp., Senior Secured Notes, 6.250% due 8/15/22(a)	1,568,449
200,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	206,481
200,000	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	200,186
200,000	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	205,740
160,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	162,165
200,000	Indian Oil Corp., Ltd, Senior Unsecured Notes, 5.625% due 8/2/21	209,343
75,000	Occidental Petroleum Corp., Senior Unsecured Notes, 2.700% due 8/15/22	75,600
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	203,130
200,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	200,092
200,000	Pertamina Persero PT, Senior Unsecured Notes, 5.250% due 5/23/21	208,110
150,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	154,575
200,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	200,174
200,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 4.600% (5-Year CMT Index + 2.724%) (b)(c)	204,404
250,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	264,540
105,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	110,528
200,000	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	200,106
	Total Energy	4,579,068
Financial - 4.1%
70,000	Air Lease Corp., Senior Unsecured Notes, 2.500% due 3/1/21	70,266
140,000	American Express Co., Senior Unsecured Notes, 3.700% due 11/5/21	144,344
150,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.625% due 5/1/22(a)	153,280
300,000	Banco BBVA Peru SA, Senior Unsecured Notes, 5.000% due 8/26/22	317,628
350,000	Banco Bradesco SA, Subordinated Notes, 5.900% due 1/16/21	362,688
150,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	156,750

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Financial - 4.1% - (continued)
$200,000	Banco del Estado de Chile, Senior Unsecured Notes, 2.668% due 1/8/21	$199,940
200,000	Banco do Brasil SA, Junior Subordinated Notes, 8.500% (5-Year CMT Index + 7.782%) (b)(c)	208,750
200,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (b)(c)	207,000
300,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(b)	304,125
150,000	Banco Santander Chile, Senior Unsecured Notes, 2.500% due 12/15/20	149,629
250,000	Bancolombia SA, Senior Unsecured Notes, 5.950% due 6/3/21	261,625
200,000	Bangkok Bank PCL, Senior Unsecured Notes, 4.800% due 10/18/20	204,133
145,000	Bank of America Corp., Senior Unsecured Notes, 2.917% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	145,808
70,000	Bank of Montreal, Senior Unsecured Notes, 2.900% due 3/26/22	71,349
70,000	BB&T Corp., Senior Unsecured Notes, 2.200% due 3/16/23	70,188
350,000	BBVA Bancomer SA, Subordinated Notes, 6.500% due 3/10/21	365,750
95,000	Capital One Financial Corp., Senior Unsecured Notes, 2.400% due 10/30/20	95,311
225,000	Citigroup Inc., Senior Unsecured Notes, 2.930% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	227,569
200,000	DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (b)(c)	201,250
200,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	205,120
200,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	207,750
3,811,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.875% due 2/1/22	3,832,837
100,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	104,001
3,211,000	Iron Mountain Inc., Company Guaranteed Notes, 4.375% due 6/1/21(a)	3,231,069
200,000	Itau Unibanco Holding SA, Subordinated Notes, 5.750% due 1/22/21	205,700
145,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.207% (3-Month USD-LIBOR + 0.695%) due 4/1/23(b)	148,207
110,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(a)	109,907
200,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	203,740
115,000	Marsh & McLennan Cos Inc., Senior Unsecured Notes, 3.304% (3-Month USD-LIBOR + 1.200%) due 12/29/21(b)	115,067
105,000	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 3.218% due 3/7/22	107,530
220,000	Morgan Stanley, Senior Unsecured Notes, 2.883% (3-Month USD-LIBOR + 0.930%) due 7/22/22(b)	222,003
206,179	Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	190,973
100,000	Prudential Financial Inc., Senior Unsecured Notes, 3.500% due 5/15/24	105,875
350,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(b)	359,629
115,000	Simon Property Group LP, Senior Unsecured Notes, 2.000% due 9/13/24	114,316
300,000	Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	305,541
341,665	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22	327,572
220,000	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	220,147
150,000	Toronto-Dominion Bank, Senior Unsecured Notes, 3.250% due 6/11/21	153,123
200,000	United Overseas Bank Ltd., Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(b)	202,196
145,000	Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	152,390
	Total Financial	14,742,076
Government - 0.1%
250,000	Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	259,594
Industrial - 10.3%
2,989,000	ATS Automation Tooling Systems Inc., Company Guaranteed Notes, 6.500% due 6/15/23(a)	3,086,142
6,695,000	Ball Corp., Company Guaranteed Notes, 4.375% due 12/15/20	6,828,900

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Industrial - 10.3% - (continued)
$1,677,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(a)	$1,579,526
2,006,000	Briggs & Stratton Corp., Company Guaranteed Notes, 6.875% due 12/15/20	1,865,580
65,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.900% due 9/6/22	65,020
3,172,000	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	2,862,730
110,000	General Electric Co., Senior Unsecured Notes, 2.700% due 10/9/22	110,885
600,000	Golar LNG Partners LP, Senior Unsecured Notes, 6.299% (3-Month USD-LIBOR + 4.400%) due 5/22/20(b)	591,000
4,564,000	Great Lakes Dredge & Dock Corp., Company Guaranteed Notes, 8.000% due 5/15/22	4,843,892
1,800,000	MPC Container Ships Invest BV, Senior Secured Notes, 6.909% (3-Month USD-LIBOR + 4.750%) due 9/22/22(b)	1,759,684
155,000	Northrop Grumman Corp., Senior Unsecured Notes, 2.080% due 10/15/20	155,185
150,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(a)	150,805
70,000	Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	70,636
7,154,922	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	7,163,508
1,178,000	SFL Corp., Ltd, Senior Unsecured Notes, 5.750% due 10/15/21	1,232,563
300,000	Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	307,429
200,000	Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	216,100
145,000	Union Pacific Corp., Senior Unsecured Notes, 3.200% due 6/8/21	147,609
140,000	Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/15/24	144,504
3,405,000	Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	3,609,300
783,000	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	784,957
	Total Industrial	37,575,955
Technology - 5.7%
150,000	Analog Devices Inc., Senior Unsecured Notes, 2.950% due 1/12/21	151,367
2,583,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.875% due 6/15/21(a)	2,621,745
6,295,000	EMC Corp., Senior Unsecured Notes, 2.650% due 6/1/20	6,287,131
145,000	Microchip Technology Inc., Senior Secured Notes, 3.922% due 6/1/21	148,055
4,225,000	NCR Corp., Company Guaranteed Notes, 5.875% due 12/15/21	4,227,641
7,560,000	Xerox Corp., Senior Unsecured Notes, 5.625% due 12/15/19	7,550,550
	Total Technology	20,986,489
Utilities - 3.6%
200,000	AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	206,233
145,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 5/15/21	145,046
	DTE Energy Co., Senior Unsecured Notes:
70,000	2.250% due 11/1/22	69,849
70,000	2.529% due 10/1/24	70,008
200,000	Israel Electric Corp., Ltd, Senior Secured Notes, 6.875% due 6/21/23	227,086
150,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.900% due 4/1/22	152,711
	Pacific Gas & Electric Co., Senior Unsecured Notes:
5,171,000	3.500% due 10/1/20(d)	5,103,131
1,738,000	4.250% due 5/15/21(d)(e)	1,711,930
655,000	3.250% due 9/15/21(d)	641,900
50,000	Pampa Energia SA, Senior Unsecured Notes, 7.375% due 7/21/23	42,875
200,000	Perusahaan Listrik Negara PT, Senior Unsecured Notes, 5.500% due 11/22/21	211,500
140,000	PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	146,891
4,079,000	Vistra Energy Corp., Company Guaranteed Notes, 5.875% due 6/1/23	4,161,437
	Total Utilities	12,890,597
	TOTAL CORPORATE BONDS & NOTES (Cost - $185,295,692)	184,816,086

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(b) - 11.3%
$5,286,087	Advanced Disposal Services Inc., 3.848% (1-Week USD-LIBOR + 2.250%) due 11/10/23(f)	$5,294,492
1,949,489	Crestwood Holdings LLC, 9.270% (1-Month USD-LIBOR + 7.500%) due 3/6/23	1,841,448
4,764,000	EP Energy LLC, (USD-LIBOR + 2.750%) due 11/23/21(f)(k)	4,692,540
3,476,000	Fieldwood Energy LLC, 7.177% (3-Month USD-LIBOR + 5.250%) due 4/11/22	2,800,370
5,185,021	Infor (US) Inc., 4.854% (3-Month USD-LIBOR + 2.750%) due 2/1/22	5,190,050
1,605,828	Internap Corp., 7.980% (1-Month USD-LIBOR + 6.250%) due 4/6/22	1,083,934
2,142,418	LSC Communications Inc., 7.090% (1-Week USD-LIBOR + 5.500%) due 9/30/22(f)	1,300,448
700,817	Monitronics International Inc., 8.604% (3-Month USD-LIBOR + 6.500%) due 3/29/24	603,579
775,591	Town Sports International LLC, 5.202% (1-Month USD-LIBOR + 3.500%) due 11/15/20	554,547
	Windstream Services LLC:
6,487,250	4.210% (1-Month USD-LIBOR + 2.500%) due 2/26/21	6,483,227
5,552,000	9.750% (Prime Lending Rate + 5.000%) due 3/29/21	5,266,072
5,923,622	Zayo Group LLC, 3.702% (1-Month USD-LIBOR + 2.000%) due 1/19/21	5,925,459
	TOTAL SENIOR LOANS (Cost - $43,573,908)	41,036,166
ASSET-BACKED SECURITIES - 8.6%
496,550	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	493,975
317,601	AccessLex Institute, Series 2004-2, Class A3, 2.130% (3-Month USD-LIBOR + 0.190%) due 10/25/24(b)	311,329
1,324,083	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.950% due 10/25/58(a)(b)	1,352,893
445,998	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(a)	445,710
1,000,000	Assurant CLO IV Ltd., Series 2019-1A, Class A, 3.316% (3-Month USD-LIBOR + 1.350%) due 4/20/30(a)(b)	996,984
841,464	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	842,866
352,000	BSPRT Issuer Ltd., Series 2019-FL5, Class A, 2.915% (1-Month USD-LIBOR + 1.150%) due 5/15/29(a)(b)	352,000
500,000	Catamaran CLO Ltd., Series 2018-1A, Class A1, 3.190% (3-Month USD-LIBOR + 1.250%) due 10/25/31(a)(b)	493,409
1,000,000	Cathedral Lake V Ltd., Series 2018-5A, Class A1, 3.166% (3-Month USD-LIBOR + 1.200%) due 10/21/30(a)(b)	991,945
423,281	Credit Suisse Commercial Mortgage Capital Trust, Series 2018-RPL8, Class A1, 4.125% due 7/25/58(a)(b)	426,932
	DRB Prime Student Loan Trust:
311,764	Series 2016-R, Class A1, 3.608% (1-Month USD-LIBOR + 1.900%) due 10/25/44(a)(b)	313,076
935,292	Series 2016-R, Class A2, 3.070% due 10/25/44(a)	937,509
186,977	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	187,172
288,622	FREED ABS Trust, Series 2019-1, Class A, 3.420% due 6/18/26(a)	289,969
	GLS Auto Receivables Issuer Trust:
283,959	Series 2019-1A, Class A, 3.370% due 1/17/23(a)	285,720
362,986	Series 2019-2A, Class A, 3.060% due 4/17/23(a)	365,009
274,263	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350% due 8/15/22(a)	275,565
1,000,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 3.100% (3-Month USD-LIBOR + 1.160%) due 1/27/31(a)(b)	993,510
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 3.146% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)	993,959
500,000	Hayfin Kingsland VIII Ltd., Series 2018-8A, Class A, 3.086% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	495,386
	Invitation Homes Trust:
187,266	Series 2017-SFR2, Class A, 2.613% (1-Month USD-LIBOR + 0.850%) due 12/17/36(a)(b)	187,003
186,153	Series 2018-SFR1, Class A, 2.463% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	184,472
397,575	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	398,012
591,431	Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000% due 2/25/58(a)(b)	596,223

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 8.6% (continued)
$530,953	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.256% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	$531,036
	Marlette Funding Trust:
129,629	Series 2018-3A, Class A, 3.200% due 9/15/28(a)	129,946
365,758	Series 2019-2A, Class A, 3.130% due 7/16/29(a)	368,245
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 3.365% (1-Month USD-LIBOR + 1.600%) due 2/15/36(a)(b)	341,648
259,662	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.193% due 1/25/23(a)	260,624
1,000,000	Ocean Trails CLO V, Series 2014-5A, Class ARR, 3.281% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	986,750
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 3.016% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	247,880
299,809	Prosper Marketplace Issuance Trust, Series 2019-2A, Class A, 3.200% due 9/15/25(a)	300,923
1,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 3.211% (3-Month USD-LIBOR + 1.210%) due 10/15/30(a)(b)	996,414
1,000,000	Regatta Funding LP, Series 2013-2A, Class A1R2, 3.251% (3-Month USD-LIBOR + 1.250%) due 1/15/29(a)(b)	999,392
500,000	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 2.999% (3-Month USD-LIBOR + 1.100%) due 5/20/31(a)(b)	494,758
	Sofi Consumer Loan Program Trust:
15,048	Series 2018-2, Class A1, 2.930% due 4/26/27(a)	15,058
93,538	Series 2018-3, Class A1, 3.200% due 8/25/27(a)	93,771
	Sofi Professional Loan Program LLC:
411,949	Series 2015-C, Class A2, 2.510% due 8/25/33(a)	413,502
4,529	Series 2017-C, Class A2A, 1.750% due 7/25/40(a)	4,527
323,725	Series 2019-A, Class A1FX, 3.180% due 6/15/48(a)	327,122
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 3.216% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	996,532
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 3.086% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	492,763
	Steele Creek CLO Ltd.:
1,000,000	Series 2015-1A, Class AR, 3.155% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	997,045
1,000,000	Series 2018-2A, Class A, 3.104% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	994,689
458,333	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330% due 5/20/39(a)	458,564
371,525	Tesla Auto Lease Trust, Series 2018-B, Class A, 3.710% due 8/20/21(a)	376,819
1,000,000	Trimaran Cavu Ltd., Series 2019-1A, Class A1, 3.426% (3-Month USD-LIBOR + 1.460%) due 7/20/32(a)(b)	995,504
396,239	Triton Container Finance IV LLC, Series 2017-2A, Class A, 3.620% due 8/20/42(a)	396,519
274,301	Upgrade Receivables Trust, Series 2018-1A, Class A, 3.760% due 11/15/24(a)	275,070
398,776	Vericrest Opportunity Loan Trust, Series 2019-NPL8, Class A1A, step bond to yield, 3.278% due 11/25/49(a)	398,748
503,053	VOLT LXIV LLC, Series 2017-NP11, Class A1, step bond to yield, 3.375% due 10/25/47(a)	504,185
1,479,288	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, step bond to yield, 4.213% due 10/26/48(a)	1,480,124
1,287,076	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, step bond to yield, 4.336% due 1/25/49(a)(g)	1,296,688
1,000,000	VOLT LXXXIII LLC, Series 2019-NPL9, Class A1A, step bond to yield, 3.327% due 11/26/49(a)	1,000,492
300,000	VOLT LXXXIV LLC, Series 2019-NP10, Class A1A, step bond to yield, 3.426% due 12/26/49(a)(g)	299,752
351,634	Zais CLO 2 Ltd., Series 2014-2A, Class A1AR, 3.140% (3-Month USD-LIBOR + 1.200%) due 7/25/26(a)(b)	351,653
	TOTAL ASSET-BACKED SECURITIES (Cost - $31,019,075)	31,037,371

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8%
$118,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 4.815% (1-Month USD-LIBOR + 3.050%) due 12/15/36(a)(b)	$117,998
	BANK:
1,548,665	Series 2017-BNK4, Class XA, 1.587% due 5/15/50(b)(h)	119,850
1,875,084	Series 2017-BNK6, Class XA, 0.997% due 7/15/60(b)(h)	91,888
426,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.487% (1-Month USD-LIBOR + 0.722%) due 3/15/37(a)(b)	424,136
108,400	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.776% due 12/11/40(b)	110,250
86,023	Bellemeade Re Ltd., Series 2018-2A, Class M1A, 2.658% (1-Month USD-LIBOR + 0.950%) due 8/25/28(a)(b)	86,035
316,000	BFLD, Series 2019-DPLO, Class E, 4.005% (1-Month USD-LIBOR + 2.240%) due 10/15/34(a)(b)	315,431
	BHMS:
75,000	Series 2018-ATLS, Class A, 3.015% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	75,056
650,000	Series 2018-ATLS, Class C, 3.665% (1-Month USD-LIBOR + 1.900%) due 7/15/35(a)(b)	649,992
	BHP Trust:
216,000	Series 2019-BXHP, Class A, 2.740% (1-Month USD-LIBOR + 0.975%) due 8/15/36(a)(b)	214,922
216,000	Series 2019-BXHP, Class C, 3.288% (1-Month USD-LIBOR + 1.522%) due 8/15/36(a)(b)	215,056
118,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class E, 3.716% (1-Month USD-LIBOR + 1.951%) due 3/15/37(a)(b)	117,851
	BX Trust:
180,621	Series 2017-APPL, Class B, 2.915% (1-Month USD-LIBOR + 1.150%) due 7/15/34(a)(b)	180,618
250,000	Series 2018-GW, Class F, 4.185% (1-Month USD-LIBOR + 2.420%) due 5/15/35(a)(b)	250,623
118,000	Series 2018-MCSF, Class F, 4.412% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	117,998
323,000	Series 2019-MMP, Class B, 3.065% (1-Month USD-LIBOR + 1.300%) due 8/15/36(a)(b)	322,999
117,000	BXMT Ltd., Series 2017-FL1, Class C, 3.713% (1-Month USD-LIBOR + 1.950%) due 6/15/35(a)(b)	117,000
1,682,010	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.465% due 5/10/50(b)(h)	118,937
	CFCRE Commercial Mortgage Trust:
1,346,232	Series 2017-C8, Class XA, 1.787% due 6/15/50(b)(h)	116,072
287,000	Series 2017-C8, Class XB, 1.115% due 6/15/50(b)(h)	18,123
405,000	Series 2018-TAN, Class B, 4.690% due 2/15/33(a)	429,687
296,902	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 2.555% (1-Month USD-LIBOR + 0.790%) due 7/15/32(a)(b)	296,717
118,000	CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 4.065% (1-Month USD-LIBOR + 2.300%) due 2/15/37(a)(b)	118,109
	CHT Mortgage Trust:
117,000	Series 2017-CSMO, Class A, 2.695% (1-Month USD-LIBOR + 0.930%) due 11/15/36(a)(b)	116,999
41,000	Series 2017-CSMO, Class F, 5.507% (1-Month USD-LIBOR + 3.741%) due 11/15/36(a)(b)	41,051
178,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class B, 2.915% (1-Month USD-LIBOR + 1.150%) due 12/15/36(a)(b)	177,609
942,601	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, step bond to yield, 4.125% due 3/25/59(a)	947,486
	Commercial Mortgage Trust:
21,092,527	Series 2013-CR9, Class XA, 0.160% due 7/10/45(b)(h)	58,429
2,072,824	Series 2013-LC6, Class XA, 1.483% due 1/10/46(b)(h)	70,576
325,000	Series 2014-FL5, Class C, 3.300% (1-Month USD-LIBOR + 2.150%) due 10/15/31(a)(b)	324,809
344,000	Series 2014-FL5, Class D, 3.300% (1-Month USD-LIBOR + 4.000%) due 10/15/31(a)(b)	340,797
321,000	Series 2015-CR23, Class CMD, 3.807% due 5/10/48(a)(b)	321,390
227,000	Series 2018-HCLV, Class A, 2.765% (1-Month USD-LIBOR + 1.000%) due 9/15/33(a)(b)	226,571

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8% (continued)
	Credit Suisse Commercial Mortgage Capital Trust:
$70,000	Series 2017-CHOP, Class D, 3.665% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(b)	$69,890
650,000	Series 2017-CHOP, Class E, 5.065% (1-Month USD-LIBOR + 3.300%) due 7/15/32(a)(b)	649,992
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	106,915
128,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	127,817
47,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	46,768
8,157,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(b)(h)	20,976
2,969,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(b)(h)	3,099
	Credit Suisse Commercial Mortgage Securities Corp.:
344,000	Series 2019-SKLZ, Class A, 3.015% (1-Month USD-LIBOR + 1.250%) due 1/15/34(a)	344,537
14,357,895	Series 2019-SKLZ, Class XCP, 1.622% due 7/15/34(a)(b)(h)	146,696
352,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 2.745% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(b)	352,494
	CSAIL Commercial Mortgage Trust:
817,947	Series 2017-C8, Class XA, 1.391% due 6/15/50(b)(h)	48,967
4,801,468	Series 2017-CX10, Class XA, 0.860% due 11/15/50(b)(h)	217,778
3,524,818	Series 2018-CX12, Class XA, 0.777% due 8/15/51(b)(h)	154,042
	Deephaven Residential Mortgage Trust:
111,988	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	111,855
111,988	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	111,846
209,241	Series 2018-3A, Class A2, 3.891% due 8/25/58(a)(b)	210,753
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
524,364	Series 4703, Class FA, 2.115% (1-Month USD-LIBOR + 0.350%) due 7/15/47(b)	520,014
729,376	Series 4718, Class FA, 2.115% (1-Month USD-LIBOR + 0.350%) due 9/15/47(b)	723,296
968,553	Series 4920, Class FA, 2.215% (1-Month USD-LIBOR + 0.450%) due 10/25/49(b)	966,800
	Federal National Mortgage Association (FNMA), REMICS:
425,891	Series 2012-110, Class MF, 2.168% (1-Month USD-LIBOR + 0.460%) due 10/25/42(b)	427,131
73,178	Series 2013-81, Class EF, 2.058% (1-Month USD-LIBOR + 0.350%) due 12/25/42(b)	72,871
532,950	Series 2014-84, Class BF, 2.382% (1-Month USD-LIBOR + 0.350%) due 12/25/44(b)	533,015
388,979	Series 2018-49, Class FB, 2.008% (1-Month USD-LIBOR + 0.300%) due 7/25/48(b)	387,086
185,251	Series 2018-55, Class FA, 2.008% (1-Month USD-LIBOR + 0.300%) due 8/25/48(b)	183,681
382,736	Series 2018-77, Class FA, 2.008% (1-Month USD-LIBOR + 0.300%) due 10/25/48(b)	379,921
1,593,460	Series 2019-57, Class FE, 2.158% (1-Month USD-LIBOR + 0.450%) due 10/25/49(b)	1,589,990
	GS Mortgage Securities Corp. Trust:
77,000	Series 2017-500K, Class E, 3.265% (1-Month USD-LIBOR + 1.500%) due 7/15/32(a)(b)	76,879
53,000	Series 2017-500K, Class F, 3.565% (1-Month USD-LIBOR + 1.800%) due 7/15/32(a)(b)	53,050
	GS Mortgage Securities Trust:
5,247,893	Series 2016-GS4, Class XA, 0.694% due 11/10/49(b)(h)	144,922
1,764,643	Series 2017-GS6, Class XA, 1.189% due 5/10/50(b)(h)	118,419
3,612,152	Series 2017-GS8, Class XA, 1.123% due 11/10/50(b)(h)	219,215
78,000	Hilton Orlando Trust, Series 2018-ORL, Class B, 2.815% (1-Month USD-LIBOR + 1.050%) due 12/15/34(a)(b)	77,975
	JP Morgan Chase Commercial Mortgage Securities Trust:
2,754,245	Series 2014-C20, Class XA, 1.106% due 7/15/47(b)(h)	72,186
321,000	Series 2019-MFP, Class A, 2.725% (1-Month USD-LIBOR + 0.960%) due 7/15/36(a)(b)	320,799
1,337,095	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.513% due 11/15/48(b)(h)	49,395
	Legacy Mortgage Asset Trust:
1,366,592	Series 2019-GS6, Class A1, step bond to yield, 3.000% due 6/25/59(a)(g)	1,367,586
1,492,987	Series 2019-GS7, Class A1, step bond to yield, 3.250% due 6/25/59(a)(g)	1,493,715
244,000	MF1 FL2 Ltd., Series 2019-FL2, Class A, 2.905% (1-Month USD-LIBOR + 1.130%) due 12/25/34(a)(b)	244,154
227,000	Monarch Beach Resort Trust, Series 2018-MBR, Class A, 2.685% (1-Month USD-LIBOR + 0.920%) due 7/15/35(a)(b)	226,642

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8% (continued)
	Morgan Stanley Capital I Trust:
$278,250	Series 2007-T27, Class AJ, 6.144% due 6/11/42(b)	$294,594
164,000	Series 2011-C1, Class D, 5.554% due 9/15/47(a)(b)	168,496
300,000	Series 2014-CPT, Class F, 3.560% due 7/13/29(a)(b)	300,641
1,487,469	Series 2016-UB11, Class XA, 1.761% due 8/15/49(b)(h)	112,236
4,153,037	Series 2016-UB12, Class XA, 0.917% due 12/15/49(b)(h)	160,736
76,000	Series 2017-ASHF, Class D, 3.965% (1-Month USD-LIBOR + 2.200%) due 11/15/34(a)(b)	75,999
162,000	Series 2017-ASHF, Class E, 4.915% (1-Month USD-LIBOR + 3.150%) due 11/15/34(a)(b)	162,100
123,000	Series 2017-ASHF, Class F, 6.115% (1-Month USD-LIBOR + 4.350%) due 11/15/34(a)(b)	123,152
186,000	Series 2017-CLS, Class E, 3.715% (1-Month USD-LIBOR + 1.950%) due 11/15/34(a)(b)	186,000
206,000	Series 2017-CLS, Class F, 4.365% (1-Month USD-LIBOR + 2.600%) due 11/15/34(a)(b)	206,000
981,523	Series 2017-H1, Class XA, 1.595% due 6/15/50(b)(h)	72,974
142,000	Series 2018-SUN, Class A, 2.665% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	141,734
	Natixis Commercial Mortgage Securities Trust:
350,000	Series 2018-850T, Class C, 2.919% (1-Month USD-LIBOR + 1.154%) due 7/15/33(a)(b)	349,354
350,000	Series 2018-850T, Class D, 3.219% (1-Month USD-LIBOR + 1.454%) due 7/15/33(a)(b)	349,355
344,000	OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646% due 7/15/45(a)	344,537
244,000	PFP Ltd., Series 2019-6, Class A, 2.964% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	244,220
841,151	PRPM LLC, Series 2019-1A, Class A1, step bond to yield, 4.500% due 1/25/24(a)(g)	843,104
589,322	RCO Trust, Series 2017-INV1, Class A, 3.197% due 11/25/52(a)(b)	587,141
	Rosslyn Portfolio Trust:
198,000	Series 2017-ROSS, Class A, 2.715% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	197,938
35,000	Series 2017-ROSS, Class B, 3.015% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	34,954
351,964	Shelter Growth CRE Issuer Ltd., Series 2019-FL2, Class B, 4.065% (1-Month USD-LIBOR + 2.300%) due 5/15/36(a)(b)	352,409
165,644	SLIDE, Series 2018-FUN, Class A, 2.665% (1-Month USD-LIBOR + 0.900%) due 6/15/31(a)(b)	165,539
	UBS Commercial Mortgage Trust:
1,743,143	Series 2012-C1, Class XA, 2.264% due 5/10/45(a)(b)(h)	66,004
1,110,790	Series 2017-C1, Class XA, 1.729% due 6/15/50(b)(h)	98,294
	Verus Securitization Trust:
247,238	Series 2018-1, Class A1, 2.929% due 2/25/48(a)(b)	247,410
1,301,424	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	1,308,449
510,493	VMC Finance LLC, Series 2018-FL2, Class A, 2.683% (1-Month USD-LIBOR + 0.920%) due 10/15/35(a)(b)	509,523
	Wells Fargo Commercial Mortgage Trust:
2,707,720	Series 2015-LC22, Class XA, 0.984% due 9/15/58(b)(h)	98,574
5,251,760	Series 2015-NXS2, Class XA, 0.857% due 7/15/58(b)(h)	163,888
3,474,678	Series 2018-C46, Class XA, 1.111% due 8/15/51(b)(h)	200,646
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $29,673,990)	28,390,233

U.S. GOVERNMENT OBLIGATIONS - 1.0%
	U.S. Treasury Notes:
900,000	2.250% due 3/31/20	901,688
1,170,000	1.625% due 4/30/23	1,170,137
1,740,000	2.250% due 12/31/23	1,782,481
140,000	1.750% due 6/30/24	140,678
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,933,325)	3,994,984
SOVEREIGN BONDS - 0.3%
Brazil - 0.1%
200,000	Brazilian Government International Bond, 4.875% due 1/22/21	205,750

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Colombia - 0.1%
$200,000	Colombia Government International Bond, 4.375% due 7/12/21	$206,200
Dominican Republic - 0.1%
200,000	Dominican Republic International Bond, 7.500% due 5/6/21	208,500
Indonesia - 0.0%
200,000	Perusahaan Penerbit SBSN Indonesia III, 3.400% due 3/29/22	204,192
Mexico - 0.0%
200,000	Nacional Financiera SNC, 3.375% due 11/5/20	200,500
Thailand - 0.0%
200,000	Export Import Bank of Thailand, 2.799% due 11/20/23(b) (3-Month USD-LIBOR + 0.900%)	200,940
	TOTAL SOVEREIGN BONDS (Cost - $1,223,239)	1,226,082
MORTGAGE-BACKED SECURITY - 0.2%
FNMA - 0.2%
600,000	Federal National Mortgage Association (FNMA), 2.670% due 9/1/21 (Cost - $604,565)	602,299

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) - 2.8%
198,023	iShares Core 1-5 Year USD Bond(e) (Cost - $9,926,948)	9,980,359
COMMON STOCK - 0.1%
BASIC MATERIALS - 0.1%
Forest Products & Paper - 0.1%
20,309	Appvion Inc.*(g)(k) (Cost - $395,660)	201,059
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $305,646,402)	301,284,639

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS - 17.6%
COMMERCIAL PAPERS - 12.0%
4,251,000	Bemis Co., Inc., 1.853% due 12/13/19(i)	4,248,029
	Constellation Brands Inc.:
1,842,000	2.007% due 1/13/20(i)	1,836,036
2,579,000	1.987% due 1/15/20(i)	2,570,256
7,165,000	Ford Motor Credit Co. LLC, 2.466% due 1/13/20(i)	7,141,355
4,703,000	General Motors Financial Co., 2.156% due 1/9/20(i)	4,689,197
5,924,000	Keurig Dr Papper Inc., 1.803% due 12/19/19(i)	5,917,846
4,396,000	Marriott International Inc., 1.834% due 1/3/20(i)	4,388,050
6,697,000	Royal Caribbean Cruises Ltd., 2.261% due 1/6/20(i)	6,682,233
6,142,000	Walgreens Boots Alliance Inc., 2.058% due 2/5/20(i)	6,119,563

	TOTAL COMMERCIAL PAPERS (Cost - $43,605,335)	43,592,565

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount	Security	Value
TIME DEPOSITS - 4.9%
$2,068,202	ANZ National Bank - London, 0.920% due 12/2/19	$2,068,202
11,955,946	Banco Santander SA - Frankfurt, 0.920% due 12/2/19	11,955,946
3,690,799	Citibank - New York, 0.920% due 12/2/19	3,690,799
	TOTAL TIME DEPOSITS (Cost - $17,714,947)	17,714,947
U.S. GOVERNMENT OBLIGATIONS - 0.7%
	U.S. Treasury Bills:
420,000	1.968% due 12/5/19(i)	419,932
900,000	1.964% due 1/30/20(i)	897,671
690,000	1.940% due 2/6/20(i)	688,017
840,000	1.536% due 4/30/20(i)	834,553
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $2,839,326)	2,840,173
	TOTAL SHORT-TERM INVESTMENTS (Cost - $64,159,608)	64,147,685
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.4%
MONEY MARKET FUND - 1.4%
4,925,025	Federated Government Obligations Fund, Premier Class, 1.573%(j)
	(Cost - $4,925,025)	4,925,025
	TOTAL INVESTMENTS - 102.1% (Cost - $374,731,035#)	370,357,349
	Liabilities in Excess of Other Assets - (2.1)%	(7,697,795)
	TOTAL NET ASSETS - 100.0%	$362,659,554

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $106,004,761 and represents 29.23% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Security is currently in default.
(e)	All or a portion of this security is on loan.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2019, amounts to approximately $5,501,904 and represents 1.52% of net assets.
(h)	Interest only security.
(i)	Rate shown represents yield-to-maturity.
(j)	Represents investment of collateral received from securities lending transactions.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Corporate Bonds & Notes	49.9%
Senior Loans	11.1
Asset-Backed Securities	8.4
Collateralized Mortgage Obligations	7.7
Exchange Traded Fund (ETF)	2.7
U.S. Government Agencies & Obligations	1.1
Sovereign Bonds	0.3
Mortgage-Backed Security	0.2
Common Stock	0.0 *
Short-Term Investments	17.3
Money Market Fund	1.3
100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%.

At November 30, 2019, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	8,010,000	BBH	$8,832,695	12/16/19	$20,518	$–	$20,518
Swedish Krona	6,860,000	BBH	716,948	12/16/19	–	(9,526)	(9,526)
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$20,518	$(9,526)	$10,992

Currency Abbreviations used in this schedule:
EUR	—	Euro
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 66.4%
Argentina - 0.1%
$900,000		Pampa Energia SA, Senior Unsecured Notes, 7.375% due 7/21/23	$771,750
Australia - 0.9%
550,000		BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(b)	644,353
4,100,000		CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	4,103,813
2,000,000		QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)@	2,230,000
		Total Australia	6,978,166
Austria - 0.1%
554,000		JBS Investments GmbH, Company Guaranteed Notes, 6.250% due 2/5/23	560,233
Bahamas - 1.2%
9,325,000		Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(b)	9,893,825
Bermuda - 1.1%
1,100,000		Digicel Group Two Ltd., Senior Unsecured Notes, 8.250% due 9/30/22(b)	270,347
2,327,000		SFL Corp., Ltd, Senior Unsecured Notes, 5.750% due 10/15/21	2,434,783
5,100,000		Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	5,226,289
9,330,000	SEK	Vostok New Ventures Ltd., Senior Secured Notes, 5.750% due 10/4/22	993,143
		Total Bermuda	8,924,562
Brazil - 2.0%
1,600,000		B3 SA - Brasil Bolsa Balcao, Senior Unsecured Notes, 5.500% due 7/16/20	1,624,000
1,800,000		Banco Bradesco SA, Subordinated Notes, 5.900% due 1/16/21	1,865,250
		Banco BTG Pactual SA:
2,300,000		Senior Unsecured Notes, 4.000% due 1/16/20	2,300,000
700,000		Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	740,250
1,900,000		Banco do Brasil SA, Junior Subordinated Notes, 8.500% (5-Year CMT Index + 7.782%) (a)(c)	1,983,125
3,230,000		Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	3,334,975
		Itau Unibanco Holding SA:
400,000		Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.981%) (a)(c)	410,000
		Subordinated Notes:
800,000		6.200% due 4/15/20	810,800
2,400,000		5.750% due 1/22/21	2,468,400
400,000		6.200% due 12/21/21	423,252
		Total Brazil	15,960,052
British Virgin Islands - 2.7%
3,200,000		CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	3,303,692
4,965,000		CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	5,132,758
1,200,000		CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	1,234,440
4,800,000		Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	4,888,656
3,900,000		Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	3,902,067
		Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes:
800,000		2.000% due 9/29/21(b)	793,324
1,500,000		2.000% due 9/29/21	1,487,482
		Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes:
200,000		3.000% due 4/12/22(b)	202,172
1,000,000		3.000% due 4/12/22	1,010,860
		Total British Virgin Islands	21,955,451

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Canada - 0.5%
$1,153,000	CAD	DHX Media Ltd., Subordinated Notes, 5.875% due 9/30/24(b)	$709,772
950,000		Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	1,068,750
1,872,000		NOVA Chemicals Corp., Senior Unsecured Notes, 5.250% due 6/1/27(b)	1,890,720
200,000		PTTEP Canada International Finance Ltd., Company Guaranteed Notes, 5.692% due 4/5/21	208,560
		Total Canada	3,877,802
Cayman Islands - 4.2%
1,500,000		Alibaba Group Holding Ltd., Senior Unsecured Notes, 3.125% due 11/28/21	1,528,030
1,500,000		Banco Continental SA Via Continental Senior Trustees Cayman Ltd., Senior Unsecured Notes, 5.500% due 11/18/20	1,543,125
		CK Hutchison International 17 Ltd., Company Guaranteed Notes:
2,000,000		2.875% due 4/5/22(b)	2,018,460
2,500,000		2.875% due 4/5/22	2,523,875
1,400,000		Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	1,436,750
2,000,000		Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	2,052,500
651,435		Guanay Finance Ltd., Senior Secured Notes, 6.000% due 12/15/20	658,763
1,900,000		Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	1,982,930
2,600,000		Latam Finance Ltd., Company Guaranteed Notes, 6.875% due 4/11/24	2,735,200
2,495,000		Nexteer Automotive Group Ltd., Company Guaranteed Notes, 5.875% due 11/15/21(b)	2,538,602
230,920		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	213,890
		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
2,618,010		zero coupon due 12/5/22(b)	2,510,017
4,326,335		zero coupon due 12/5/22	4,147,874
1,900,000		Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	2,052,950
1,025,000		Vale Overseas Ltd., Company Guaranteed Notes, 4.375% due 1/11/22	1,060,875
4,980,000		Vantage Drilling International, Senior Secured Notes, 9.250% due 11/15/23(b)	4,664,617
		Total Cayman Islands	33,668,458
Chile - 2.6%
		AES Gener SA, Junior Subordinated Notes:
1,000,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	1,031,168
2,200,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	2,268,569
		Banco del Estado de Chile, Senior Unsecured Notes:
1,899,000		2.668% due 1/8/21	1,898,434
500,000		3.875% due 2/8/22	513,690
800,000		Banco Santander Chile, Senior Unsecured Notes, 2.500% due 12/15/20	798,024
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
300,000		3.875% due 11/3/21	307,773
400,000		3.000% due 7/17/22	404,850
3,000,000		Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	3,093,313
5,135,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,288,903
900,000		Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 5.500% due 4/21/20	910,566
4,000,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	4,082,504
		Total Chile	20,597,794
Colombia - 1.8%
		Bancolombia SA:
4,071,000		Senior Unsecured Notes, 5.950% due 6/3/21	4,260,301
1,100,000		Subordinated Notes, 6.125% due 7/26/20	1,126,400
		Colombia Telecomunicaciones SA ESP:
1,222,000		Junior Subordinated Notes, 8.500% (5-Year USD Swap Rate + 6.958%) (a)(c)	1,235,442
1,443,000		Senior Unsecured Notes, 5.375% due 9/27/22	1,458,152
1,445,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	1,500,994

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Colombia - 1.8% - (continued)
$4,500,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	$4,570,425
		Total Colombia	14,151,714
Denmark - 0.1%
600,000	EUR	Georg Jensen AS, Senior Secured Notes, 6.000% due 5/15/23	650,223
Dominican Republic - 0.1%
1,100,000		Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,149,500
France - 0.6%
1,000,000		BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%) (a)(b)(c)	1,072,500
1,675,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%) (a)(b)(c)	2,020,469
		Societe Generale SA, Junior Subordinated Notes:
1,090,000		7.875% (5-Year USD Swap Rate + 4.979%) (a)(b)(c)	1,212,625
490,000		8.000% (5-Year USD 1100 Run ICE Swap Rate + 5.873%) (a)(b)(c)	570,237
		Total France	4,875,831
Germany - 0.4%
200,000		Commerzbank AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 5.228%) (a)(c)	209,233
2,765,000	EUR	LifeFit Group, 7.500% due 7/26/23	3,107,125
		Total Germany	3,316,358
India - 1.9%
3,150,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.950% due 1/19/22	3,219,844
		Bharat Petroleum Corp., Ltd, Senior Unsecured Notes:
1,500,000		4.375% due 1/24/22	1,540,834
4,000,000		4.625% due 10/25/22	4,170,040
		Indian Oil Corp., Ltd, Senior Unsecured Notes:
2,995,000		5.625% due 8/2/21	3,134,911
2,000,000		5.750% due 8/1/23	2,182,085
700,000		ONGC Videsh Ltd., Company Guaranteed Notes, 3.750% due 5/7/23	718,172
		Total India	14,965,886
Indonesia - 1.0%
		Pertamina Persero PT, Senior Unsecured Notes:
4,500,000		5.250% due 5/23/21	4,682,475
2,500,000		4.875% due 5/3/22	2,635,052
1,000,000		Perusahaan Listrik Negara PT, Senior Unsecured Notes, 5.500% due 11/22/21	1,057,500
		Total Indonesia	8,375,027
Ireland - 0.4%
3,100,000		C&W Senior Financing DAC, Senior Unsecured Notes, 7.500% due 10/15/26	3,328,625
Israel - 0.4%
2,479,000		Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	2,512,549
500,000		Israel Electric Corp., Ltd, Senior Secured Notes, 6.875% due 6/21/23	567,715
		Total Israel	3,080,264
Italy - 1.6%
635,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (a)(b)(c)	677,862
10,374,000	EUR	Linkem SpA, Senior Secured Notes, 7.000% due 8/9/22(b)	11,319,094
650,000		UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%) (a)(c)@	699,563
		Total Italy	12,696,519

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
Luxembourg - 0.5%
$400,000	Euronav Luxembourg SA, Company Guaranteed Notes, 7.500% due 5/31/22(b)	$408,000
	Millicom International Cellular SA, Senior Unsecured Notes:
2,200,000	6.000% due 3/15/25	2,277,000
600,000	6.625% due 10/15/26	653,250
400,000	Swiss Re Finance Luxembourg SA, Company Guaranteed Notes, 5.000% (5-Year CMT Index + 3.582%) due 4/2/49(a)(b)	442,000
	Total Luxembourg	3,780,250
Malaysia - 2.2%
7,500,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	7,562,850
1,715,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,747,070
500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	507,978
6,855,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	6,860,964
1,000,000	Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	1,038,377
	Total Malaysia	17,717,239
Marshall Islands - 0.8%
5,067,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(b)	4,772,486
200,000	Chembulk Holding LLC, Senior Secured Notes, 8.000% due 2/2/23(b)	182,000
1,200,000	Golar LNG Partners LP, Senior Unsecured Notes, 6.299% (3-Month USD-LIBOR + 4.400%) due 5/22/20(a)	1,182,000
	Total Marshall Islands	6,136,486
Mauritius - 0.4%
3,000,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	3,009,427
Mexico - 3.8%
5,400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (a)(c)	5,589,000
5,000,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	5,068,750
500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	533,750
	BBVA Bancomer SA:
2,000,000	Junior Subordinated Notes, 7.250% due 4/22/20	2,025,000
	Subordinated Notes:
1,500,000	6.500% due 3/10/21	1,567,500
1,300,000	6.750% due 9/30/22	1,405,950
1,943,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	1,964,859
	Cemex SAB de CV, Senior Secured Notes:
1,200,000	6.125% due 5/5/25	1,242,000
1,000,000	7.750% due 4/16/26	1,082,500
1,700,000	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	1,707,761
350,000	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	352,587
	Grupo Bimbo SAB de CV:
	Company Guaranteed Notes:
610,000	4.875% due 6/30/20	617,021
1,400,000	4.500% due 1/25/22	1,450,188
3,400,000	Junior Subordinated Notes, 5.950% (5-Year CMT Index + 3.280%) (a)(c)	3,582,750
2,450,000	Unifin Financiera SAB de CV, Company Guaranteed Notes, 7.250% due 9/27/23	2,538,812
	Total Mexico	30,728,428

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
Netherlands - 2.0%
$1,290,000	AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(a)	$1,370,573
400,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	426,504
3,903,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.750% due 9/30/24(b)	4,107,907
600,000	ING Groep NV, Junior Subordinated Notes, 6.750% (5-Year USD 1100 Run ICE Swap Rate + 4.204%) (a)(c)	642,750
3,000,000	MPC Container Ships Invest BV, Senior Secured Notes, 6.909% (3-Month USD-LIBOR + 4.750%) due 9/22/22(a)	2,932,808
1,644,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	1,694,142
200,000	Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20	200,608
4,400,000	VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	4,504,500
	Total Netherlands	15,879,792
Norway - 0.2%
2,200,000	Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)	1,760,000
Panama - 1.4%
1,500,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 3.250% due 5/7/20	1,503,750
	Banistmo SA, Senior Unsecured Notes:
300,000	3.650% due 9/19/22(b)	303,000
500,000	3.650% due 9/19/22	505,000
4,448,164	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	4,592,729
2,900,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	2,974,240
1,000,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	1,030,010
	Total Panama	10,908,729
Peru - 0.2%
165,000	Banco BBVA Peru SA, Senior Unsecured Notes, 5.000% due 8/26/22	174,696
1,040,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(a)	1,068,610
	Total Peru	1,243,306
Philippines - 0.1%
800,000	Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	815,582
Portugal - 0.0%
70,068	Invepar, 0.000% zero coupon due 12/30/28(d)(e)	2,996
Singapore - 3.2%
	DBS Group Holdings Ltd.:
5,000,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (a)(c)	5,031,250
	Senior Unsecured Notes:
200,000	2.592% (3-Month USD-LIBOR + 0.490%) due 6/8/20(a)	200,298
1,400,000	2.850% due 4/16/22	1,419,267
500,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	530,623
4,365,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	4,367,008
3,000,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,040,271
3,450,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	3,493,432
	United Overseas Bank Ltd., Subordinated Notes:
4,500,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	4,549,410
800,000	2.880% (5-Year USD Swap Rate + 1.654%) due 3/8/27(a)	799,672
1,900,000	3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	1,967,698
	Total Singapore	25,398,929

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Switzerland - 0.4%
		Credit Suisse Group AG, Junior Subordinated Notes:
$1,000,000		6.375% (5-Year CMT Index + 4.822%) (a)(b)(c)	$1,070,000
655,000		7.500% (5-Year USD Swap Rate + 4.600%) (a)(b)(c)	713,361
1,400,000		UBS Group AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.866%) (a)(c)@	1,580,894
		Total Switzerland	3,364,255
Thailand - 0.8%
		Bangkok Bank PCL, Senior Unsecured Notes:
1,300,000		4.800% due 10/18/20	1,326,864
1,800,000		3.875% due 9/27/22	1,867,454
3,200,000		PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 4.600% (5-Year CMT Index + 2.724%) (a)(c)	3,270,463
		Total Thailand	6,464,781
United Kingdom - 2.4%
1,700,000		Barclays PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 4.842%) (a)(c)	1,836,000
1,713,000	EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 7/3/23(a)	1,929,469
862,000		Ferroglobe PLC/Globe Specialty Metals Inc., Company Guaranteed Notes, 9.375% due 3/1/22(b)	525,820
2,015,000		Inmarsat Finance PLC, Company Guaranteed Notes, 6.500% due 10/1/24(b)	2,112,727
1,700,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.760%) (a)(c)	1,876,375
4,600,000		MARB BondCo PLC, Company Guaranteed Notes, 7.000% due 3/15/24	4,784,000
1,645,000		Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%) (a)(c)	1,775,580
2,400,000	EUR	SB Holdco PLC, Senior Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22	2,480,147
600,000		Standard Chartered PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 5.723%) (a)(b)(c)	658,500
		Vedanta Resources Ltd., Senior Unsecured Notes:
800,000		7.125% due 5/31/23	779,200
200,000		6.125% due 8/9/24	178,800
370,000		Vodafone Group PLC, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	428,274
		Total United Kingdom	19,364,892
United States - 24.3%
167,010		America West Airlines Pass-Through Trust, Pass-Thru Certificates, 8.057% due 7/2/20	172,691
7,647,000		American Airlines Group Inc., Company Guaranteed Notes, 4.625% due 3/1/20(b)	7,685,235
706,000		American Express Co., Junior Subordinated Notes, 5.200% (3-Month USD-LIBOR + 3.428%) (a)(c)	708,647
1,350,000		American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	1,481,537
1,230,000		Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	1,379,137
2,369,000		Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	2,416,380
		Bank of America Corp., Junior Subordinated Notes:
885,000		6.100% (3-Month USD-LIBOR + 3.898%) (a)(c)	985,509
450,000		6.250% (3-Month USD-LIBOR + 3.705%) (a)(c)	501,669
1,340,000		6.300% (3-Month USD-LIBOR + 4.553%) (a)(c)	1,534,300
245,000		Bayer US Finance II LLC, Company Guaranteed Notes, 2.736% (3-Month USD-LIBOR + 0.630%) due 6/25/21(a)(b)	245,754
1,645,000		BB&T Corp., Junior Subordinated Notes, 4.800% (5-Year CMT Index + 3.003%) (a)(c)	1,677,900

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 24.3% - (continued)
$1,600,000	Capital One Financial Corp., Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.800%) (a)(c)	$1,620,000
1,005,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%) (a)(c)	1,057,762
290,000	CIT Group Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972%) (a)(c)	296,525
2,410,000	CITGO Petroleum Corp., Senior Secured Notes, 6.250% due 8/15/22(b)	2,437,112
	Citigroup Inc., Junior Subordinated Notes:
515,000	5.000% (SOFR rate + 3.813%) (a)(c)	532,381
2,389,000	5.950% (3-Month USD-LIBOR + 3.905%) (a)(c)	2,600,427
500,000	6.300% (3-Month USD-LIBOR + 3.423%) (a)(c)	537,500
835,000	Citizens Financial Group Inc., Junior Subordinated Notes, 6.375% (3-Month USD-LIBOR + 3.157%) (a)(c)	889,275
1,175,000	CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%) (a)(b)(c)	1,286,625
	Comcast Corp., Company Guaranteed Notes:
520,000	2.429% (3-Month USD-LIBOR + 0.330%) due 10/1/20(a)	521,104
260,000	2.539% (3-Month USD-LIBOR + 0.440%) due 10/1/21(a)	261,261
469,227	Continental Airlines Class A Pass-Through Trust, Pass-Thru Certificates, 5.983% due 4/19/22	495,487
268,365	Continental Airlines Class A-1 Pass-Through Trust, Pass-Thru Certificates, 7.707% due 4/2/21	275,777
20,577	Continental Airlines Class C-2 Pass-Through Trust, Pass-Thru Certificates, 6.236% due 3/15/20	20,713
3,675,000	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(b)	3,849,563
7,367,000	CSC Holdings LLC, Company Guaranteed Notes, 5.375% due 7/15/23(b)	7,560,384
535,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (b)(c)	526,975
1,615,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(b)	1,639,225
1,060,000	Discover Financial Services, Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.076%) (a)(c)	1,101,075
7,688,000	Dollar Tree Inc., Senior Unsecured Notes, 2.702% (3-Month USD-LIBOR + 0.700%) due 4/17/20(a)	7,688,896
2,922,000	DXC Technology Co., Senior Unsecured Notes, 3.082% (3-Month USD-LIBOR + 0.950%) due 3/1/21(a)	2,922,047
3,944,000	EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(b)(f)	2,642,480
135,000	Farm Credit Bank of Texas, Junior Subordinated Notes, 6.200% (3-Month USD-LIBOR + 3.223%)(a)(b)(c)(d)	141,692
1,944,000	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(b)	1,903,506
5,222,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.922% (3-Month USD-LIBOR + 0.790%) due 6/12/20(a)	5,223,529
3,452,000	Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., Senior Secured Notes, 12.250% due 11/15/26(b)	3,477,890
	Freeport-McMoRan Inc., Company Guaranteed Notes:
1,500,000	3.550% due 3/1/22	1,507,500
2,900,000	4.550% due 11/14/24	3,047,784
2,126,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	1,190,560
2,095,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%) (a)(c)	2,049,350
1,935,000	General Motors Financial Co., Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 3.598%) (a)(c)	1,905,975
2,524,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.500% (5-Year CMT Index + 3.623%) (a)(c)	2,677,070
	HC2 Holdings Inc.:
2,791,000	Senior Secured Notes, 11.500% due 12/1/21(b)	2,567,720
1,668,000	Senior Unsecured Notes, 7.500% due 6/1/22(b)	1,133,220

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 24.3% - (continued)
$3,207,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 5/15/26	$3,411,446
	JPMorgan Chase & Co., Junior Subordinated Notes:
1,745,000	5.000% (SOFR rate + 3.380%) (a)(c)	1,819,163
2,650,000	6.750% (3-Month USD-LIBOR + 3.780%) (a)(c)	2,984,562
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%) (a)(c)	505,814
	Land O' Lakes Inc., Junior Subordinated Notes:
415,000	7.000% (b)(c)(d)	387,506
2,050,000	7.250% (b)(c)(d)	1,950,063
6,856,000	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(b)	6,770,300
575,000	Level 3 Financing Inc., Senior Secured Notes, 3.400% due 3/1/27(b)	575,489
593,000	Liberty Media Corp., Senior Unsecured Notes, 2.750% due 12/1/49(b)	606,257
3,256,000	LSC Communications Inc., Senior Secured Notes, 8.750% due 10/15/23(b)	1,644,280
1,125,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%) (a)(c)	1,205,156
575,000	Macquarie Infrastructure Corp., Senior Unsecured Notes, 2.000% due 10/1/23	543,326
985,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%) (a)(c)	1,090,888
13,692,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	14,116,452
510,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%) (a)(c)	521,475
	Pacific Gas & Electric Co., Senior Unsecured Notes:
9,149,000	3.500% due 10/1/20(f)	9,028,919
2,625,000	2.950% due 3/1/26(f)	2,552,813
902,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%) (a)(c)	955,552
905,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	1,088,263
	Reliance Holding USA Inc., Company Guaranteed Notes:
3,700,000	4.500% due 10/19/20	3,761,309
3,400,000	5.400% due 2/14/22	3,597,744
11,118,573	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	11,131,915
	SESI LLC, Company Guaranteed Notes:
2,733,000	7.125% due 12/15/21	2,036,085
2,779,000	7.750% due 9/15/24	1,588,671
2,273,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.000% due 8/1/27(b)	2,392,333
	Southern Copper Corp., Senior Unsecured Notes:
4,400,000	5.375% due 4/16/20	4,439,615
425,000	3.500% due 11/8/22	438,225
1,360,000	SunTrust Banks Inc., Junior Subordinated Notes, 5.050% (3-Month USD-LIBOR + 3.102%) (a)(c)	1,387,200
4,020,000	Tapestry Inc., Senior Unsecured Notes, 4.250% due 4/1/25	4,219,999
632,299	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	170,852
	Trimble Inc., Senior Unsecured Notes:
2,930,000	4.150% due 6/15/23	3,078,949
3,901,000	4.750% due 12/1/24	4,225,907
	Triumph Group Inc.:
945,000	Company Guaranteed Notes, 7.750% due 8/15/25	982,800
1,178,000	Secured Notes, 6.250% due 9/15/24(b)	1,236,900
2,083,000	W&T Offshore Inc., Secured Notes, 9.750% due 11/1/23(b)	1,916,360
5,628,000	Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	5,965,680

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 24.3% - (continued)
$3,810,000	Wells Fargo & Co., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%) (a)(c)	$4,232,110
	Total United States	194,937,527
	TOTAL CORPORATE BONDS & NOTES (Cost - $527,469,601)	531,290,659
SENIOR LOANS - 8.4%(a)
1,534,805	Appvion Operations Inc., 8.213% (3/6-Month USD-LIBOR + 6.000%) due 6/12/26	1,534,805
2,351,360	BI-LO LLC, 10.033% (3-Month USD-LIBOR + 8.000%) due 5/31/24	2,171,481
6,807,520	Crestwood Holdings LLC, 9.270% (1-Month USD-LIBOR + 7.500%) due 3/6/23	6,430,247
6,177,472	Dell International LLC (EMC Corporation), 3.710% (1-Month USD-LIBOR+2.000%) due 9/19/25	6,209,410
6,477,000	Fieldwood Energy LLC, 7.177% (3-Month USD-LIBOR + 5.250%) due 4/11/22	5,218,066
2,168,000	General Nutrition Centers Inc., 8.710% (1-Month USD-LIBOR + 7.000%) due 12/31/22	2,161,973
4,309,518	IEA Energy Services LLC, 10.354% (3-Month USD-LIBOR + 8.250%) due 9/25/24	4,287,971
5,379,223	Internap Corp., 7.980% (1-Month USD-LIBOR + 6.250%) due 4/6/22	3,630,975
2,764,050	Lee Enterprises Inc, 12.000% (3-Month USD-LIBOR + 12.000%) due 12/15/22	2,736,409
2,530,928	LSC Communications Inc., 7.090% (1-Week USD-LIBOR + 5.500%) due 9/30/22	1,536,273
3,095,663	McDermott International Inc., 7.104% (3-Month USD-LIBOR + 5.000%) due 5/9/25	1,482,389
1,153,891	Monitronics International Inc., 8.604% (3-Month USD-LIBOR+6.500%) due 3/29/24	993,789
2,450,000	Production Resource Group LLC, 8.900% (3-Month USD-LIBOR + 7.000%) due 8/21/24	2,388,750
1,069,837	RA Acquisition Purchaser LLC, 12.104% (3-Month USD-LIBOR + 10.000%) due 5/31/23(e)	1,069,837
1,407,219	Town Sports International LLC, 5.202% (1-Month USD-LIBOR + 3.500%) due 11/15/20	1,006,162
5,143,241	Trico Group LLC, 9.104% (3-Month USD-LIBOR + 7.000%) due 2/2/24	5,001,802
	Windstream Services LLC (fka Windstream Corporation):
9,515,903	4.210% (1-Month USD-LIBOR + 2.500%) due 2/26/21	9,510,003
7,653,000	9.750% (Prime Lending Rate + 5.000%) due 3/29/21	7,258,871
2,728,883	YI LLC, 6.104% (3-Month USD-LIBOR + 4.000%) due 11/7/24	2,619,728
	TOTAL SENIOR LOANS (Cost - $72,866,557)	67,248,941
SOVEREIGN BONDS - 4.1%
Brazil - 0.1%
900,000	Brazilian Government International Bond, 4.875% due 1/22/21	925,875
Chile - 0.5%
	Chile Government International Bond:
1,800,000	3.875% due 8/5/20	1,818,000
2,000,000	2.250% due 10/30/22	2,001,000
	Total Chile	3,819,000
Colombia - 0.9%
6,900,000	Colombia Government International Bond, 4.375% due 7/12/21	7,113,900
Costa Rica - 0.1%
1,150,000	Costa Rica Government International Bond, 9.995% due 8/1/20	1,196,000
Dominican Republic - 0.8%
6,320,000	Dominican Republic International Bond, 7.500% due 5/6/21	6,588,600
India - 0.3%
2,000,000	Export-Import Bank of India, 3.125% due 7/20/21	2,017,574
Indonesia - 0.9%
	Indonesia Government International Bond:
3,000,000	4.875% due 5/5/21	3,112,740
2,795,000	3.700% due 1/8/22	2,869,887

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
Indonesia - 0.9% - (continued)
$1,000,000	Perusahaan Penerbit SBSN Indonesia III, 3.400% due 3/29/22	$1,020,960
	Total Indonesia	7,003,587
Mexico - 0.2%
1,500,000	Nacional Financiera SNC, 3.375% due 11/5/20	1,503,750
Peru - 0.2%
1,500,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	1,528,515
Philippines - 0.1%
1,000,000	Philippine Government International Bond, 4.000% due 1/15/21	1,021,910
	TOTAL SOVEREIGN BONDS (Cost - $32,489,225)	32,718,711

Shares/Units
PREFERRED STOCKS - 2.4%
Bermuda - 0.4%
30,926	Aspen Insurance Holdings Ltd., 5.625%(c)	795,726
17,350	Athene Holding Ltd., 6.350% (3-Month USD-LIBOR + 4.253%)(a)(c)	477,125
16,495	Axis Capital Holdings Ltd., 5.500%(c)	417,488
42,868	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(c)	1,145,433
	Total Bermuda	2,835,772
United States - 2.0%
10,100	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(c)	266,539
22,090	American Equity Investment Life Holding Co., 5.950% (5-Year CMT Index + 4.322%)*(a)(c)	559,098
9,755	AXA Equitable Holdings Inc., 5.250%*(c)	243,485
3,000	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(b)(c)	320,250
1,000	Dairy Farmers of America Inc., 7.875%(b)(c)	98,480
50,000	Delphi Financial Group Inc., 5.348% (3-Month USD-LIBOR + 3.190%)(a)	1,100,000
21,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(c)	2,328,820
25,550	GMAC Capital Trust I, 7.943% (3-Month USD-LIBOR + 5.785%)(a)	662,511
54,847	Huntington Bancshares Inc., 6.250%(c)	1,430,410
	Morgan Stanley:
75,960	5.850% (3-Month USD-LIBOR + 3.491%) (a)(c)	2,117,765
49,200	6.375% (3-Month USD-LIBOR + 3.708%) (a)(c)(g)	1,370,220
20,000	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(c)	539,600
45,000	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(c)	987,300
43,830	Regions Financial Corp., 5.700% (3-Month USD-LIBOR + 3.148%)(a)(c)	1,173,767
19,075	Synchrony Financial, 5.625%*(c)	487,939
13,000	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127%)(a)(c)	338,780
90,000	Voya Financial Inc., 5.350% (5-Year CMT Index + 3.210%)(a)(c)	2,406,600
	Total United States	16,431,564
	TOTAL PREFERRED STOCKS (Cost - $19,038,376)	19,267,336
COMMON STOCKS - 1.5%
Colombia - 0.0%
21,182	Frontera Energy Corp.(e)	150,218
United States - 1.5%
88,882	Alpine Income Property Trust Inc.*(d)	1,668,315
76,960	AMCI Acquisition Corp., Class A Shares*(d)	774,987
267,281	Appvion Inc.*(d) (e)	2,646,082
8,888	Consolidated-Tomoka Land Co.	557,189
13,753	HC2 Holdings Inc.*	29,431
61,500	Landcadia Holdings II Inc., Class A Shares*	603,930
52	Real Alloy Holding Inc.*(e)(d)	1,583,057
240,010	Schultze Special Purpose Acquisition Corp.*(d)	2,412,101
80,750	Tuscan Holdings Corp. II*(d)	786,505
96,200	VectoIQ Acquisition Corp.*(d)	987,974
	Total United States	12,049,571
	TOTAL COMMON STOCKS (Cost - $14,098,082)	12,199,789

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

WARRANTS - 0.0%
Brazil - 0.00%
58,463	OAS SA*(e)	$–
United States - 0.0%
40,375	Tuscan Holdings Corp. II*(d)	16,150
	TOTAL WARRANTS (Cost - $23,985)	16,150

Number of Contracts	Notional Amounts
PURCHASED OPTIONS - 0.0%
United States - 0.0%
172	545,584	Crestwood Equity Partners LP, Put $25.00, expires 04/17/20	6,880
288	2,503,872	iShares iBoxx HighYield Corp., Put $85.00, expires 12/20/19	3,744
		United States	10,624
		TOTAL PURCHASED OPTIONS (Cost - $18,002)	10,624
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $666,003,828)	662,752,210
Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 15.8%
COMMERCIAL PAPERS - 12.5%
$9,856,000		Arrow Electronics Inc., 2.073% due 12/27/19(h)	9,836,529
11,508,000		Bemis Co., Inc., 1.873% due 12/12/19(h)	11,500,549
10,000,000		Constellation Brands Inc., 1.966% due 1/13/20(h)	9,967,625
9,881,000		EI du Pont de Nemours & Co., 2.218% due 12/6/19(h)	9,877,542
6,056,000		Ford Motor Credit Co. LLC, 2.466% due 1/13/20(h)	6,036,015
7,315,000		General Motors Financial Co., 2.156% due 1/9/20(h)	7,293,531
9,213,000		Keurig Dr Papper Inc., 1.803% due 12/19/19(h)	9,203,429
9,595,000		LyondellBasell Investment LLC, 2.005% due 12/13/19(h)	9,587,978
6,837,000		Marriott International Inc., 1.834% due 1/3/20(h)	6,824,636
10,407,000		Royal Caribbean Cruises Ltd., 2.261% due 1/6/20(h)	10,384,052
9,552,000		Walgreens Boots Alliance Inc., 2.058% due 2/5/20(h)	9,517,105
		TOTAL COMMERCIAL PAPERS (Cost - $100,057,713)	100,028,991
TIME DEPOSITS - 3.3%
19,092,605		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.920% due 12/2/19	19,092,605
7,628,474		Citibank - New York, 0.920% due 12/2/19	7,628,474
		TOTAL TIME DEPOSITS (Cost - $26,721,079)	26,721,079
		TOTAL SHORT-TERM INVESTMENTS (Cost - $126,778,792)	126,750,070

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
$2,693		Federated Government Obligations Fund, Premier Class, 1.573%(i) (Cost - $2,693)	$2,693
		TOTAL INVESTMENTS - 98.6% (Cost - $792,785,313#)	789,504,973
		Other Assets in Excess of Liabilities - 2.1%	10,981,171
		TOTAL NET ASSETS - 100.0%	$800,486,144

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $125,984,725 and represents 15.74% of net assets.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2019, amounts to approximately $13,357,427 and represents 1.67% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of trustees using significant unobservable inputs.
(f)	Security is currently in default.
(g)	All or a portion of this security is on loan.
(h)	Rate shown represents yield-to-maturity.
(i)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate +4.300%) due 12/2/44	10/2/18	$2,109,000	$2,230,000	0.28%
UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)	5/4/17	328,006	699,563	0.09%
UBS Group Funding Switzerland AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.866%)	4/18/17	1,300,500	1,580,894	0.20%
Total			$4,510,457	0.57%

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	67.3%
Senior Loans	8.5
Sovereign Bonds	4.1
Preferred Stocks	2.4
Common Stocks	1.6
Warrants	0.0	*
Purchased Options	0.0	*
Short-Term Investments	16.1
Money Market Fund	0.0	*
	100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
86	272,792	Crestwood Equity Partners LP	DB	4/17/20	$35.00	$9,030
288	2,503,872	iShares iBoxx HighYield Corp.	DB	12/20/19	87.00	4,608
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $17,569)				$13,638

At November 30, 2019, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts  were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Canadian Dollar	960,000	BBH	$722,851	12/16/19	$3,366	$–	$3,366
Euro	18,555,000	BBH	20,460,756	12/16/19	47,529	–	47,529
Swedish Krona	9,535,000	BBH	996,515	12/16/19	–	(13,240)	(13,240)
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$50,895	$(13,240)	$37,655

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
EUR	—	Euro
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
DB	—	Deutsche Bank

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount†		Security	Value
SECURITIES SOLD SHORT - 0.8%
CORPORATE BONDS & NOTES - 0.6%
Basic Materials - 0.1%
824,000	EUR	BASF SE, Senior Unsecured Notes, 0.875% due 11/15/27	$953,944
Communications - 0.2%
$1,604,000		SoftBank Group Corp., Senior Unsecured Notes, 4.750% due 9/19/24	1,624,162
Consumer Non-cyclical - 0.3%
1,418,000		DaVita Inc., Company Guaranteed Notes, 5.125% due 7/15/24	1,455,223
840,000		McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	891,296
		Total Consumer Non-cyclical	2,346,519
		TOTAL CORPORATE BONDS & NOTES
		(Proceeds - $4,741,328)	4,924,625
Shares/Units		Security	Value
COMMON STOCK - 0.1%
COMMUNICATIONS - 0.1%
Telecommunications - 0.1%
124,857		HC2 Holdings Inc.* (Proceeds - $280,923)	267,194
EXCHANGE TRADED FUND (ETF) - 0.1%
11,660		iShares iBoxx $ High Yield Corporate Bond (Proceeds - $1,022,901)	1,013,720
		TOTAL SECURITIES SOLD SHORT - 0.8% (Proceeds - $6,045,152)	6,205,539

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units/Shares	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 21.0%
$1,527,788	Bear Stearns ALT-A Trust, Series 2004-8, Class 1A, 2.408% (1-Month USD-LIBOR + 0.700%) due 9/25/34(a)	$1,527,644
1,642,655	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2015-C01, Class 1M2, 6.008% (1-Month USD-LIBOR + 4.300%) due 2/25/25(a)	1,750,734
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities@:
2,117,983	Series 2014-C04, Class 2M2, 6.708% (1-Month USD-LIBOR + 5.000%) due 11/25/24(a)	2,264,632
5,573,352	Series 2016-C01, Class 2M2, 8.658% (1-Month USD-LIBOR + 6.950%) due 8/25/28(a)	6,046,276
5,000,000	Series 2016-C03, Class 1M2, 7.008% (1-Month USD-LIBOR + 5.300%) due 10/25/28(a)	5,410,566
8,286,720	Series 2016-C03, Class 2M2, 7.608% (1-Month USD-LIBOR + 5.900%) due 10/25/28(a)	8,938,094
11,359,659	Series 2016-C05, Class 2M2, 6.158% (1-Month USD-LIBOR + 4.450%) due 1/25/29(a)	11,954,724
19,088,043	Series 2016-C07, Class 2M2, 6.058% (1-Month USD-LIBOR + 4.350%) due 5/25/29(a)	20,049,770
12,480,000	Series 2017-C01, Class 1M2, 5.258% (1-Month USD-LIBOR + 3.550%) due 7/25/29(a)	13,119,624
14,600,000	Series 2017-C02, Class 2M2, 5.358% (1-Month USD-LIBOR + 3.650%) due 9/25/29(a)	15,443,957
5,812,875	Series 2017-C03, Class 1M2, 4.708% (1-Month USD-LIBOR + 3.000%) due 10/25/29(a)	6,051,334
836,000	Series 2017-C04, Class 2M2, 4.558% (1-Month USD-LIBOR + 2.850%) due 11/25/29(a)	865,772
21,261,000	Series 2017-C05, Class 1M2, 3.908% (1-Month USD-LIBOR + 2.200%) due 1/25/30(a)	21,530,936
11,695,000	Series 2017-C06, Class 1M2, 4.358% (1-Month USD-LIBOR + 2.650%) due 2/25/30(a)	12,030,714
19,180,000	Series 2017-C07, Class 1M2, 4.108% (1-Month USD-LIBOR + 2.400%) due 5/25/30(a)	19,472,273
21,299,000	Series 2018-C01, Class 1M2, 3.958% (1-Month USD-LIBOR + 2.250%) due 7/25/30(a)	21,510,910
	Freddie Mac Structured Agency Credit Risk Debt Notes@:
10,258,000	Series 2017-HQA1, Class M2, 5.258% (1-Month USD-LIBOR + 3.550%) due 8/25/29(a)	10,762,149
10,075,000	Series 2017-HQA2, Class M2, 4.358% (1-Month USD-LIBOR + 2.650%) due 12/25/29(a)	10,327,813
1,240,135	MASTR Adjustable Rate Mortgages Trust, Series 2004-9, Class M2, 2.858% (1-Month USD-LIBOR + 1.150%) due 11/25/34(a)	1,230,774
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $191,000,157)	190,288,696
CORPORATE BONDS & NOTES - 12.9%
Communications - 3.6%
14,773,000	Consolidated Communications Inc., Company Guaranteed Notes, 6.500% due 10/1/22(b)	12,667,848
7,400,000	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	7,270,500
2,240,000	Gogo Inc., Senior Unsecured Notes, 6.000% due 5/15/22(c)	2,388,351
10,877,500	HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(b)(c)	10,007,300
	Total Communications	32,333,999
Consumer Cyclical - 1.1%
6,715,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(c)	6,362,463
4,000,000	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22	3,880,000
	Total Consumer Cyclical	10,242,463
Consumer Non-cyclical - 3.6%
8,000,000	Avon Products Inc., Senior Unsecured Notes, 8.950% due 3/15/43	9,920,000
2,800,000	Cytokinetics Inc., Senior Unsecured Notes, 4.000% due 11/15/26	3,122,693
5,238,000	Endo Dac/Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes, 6.000% due 2/1/25(c)	3,260,655
4,799,000	HLF Financing SARL LLC/Herbalife International Inc., Company Guaranteed Notes, 7.250% due 8/15/26(c)	5,014,955
3,778,000	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	3,041,290
8,899,000	Vector Group Ltd., Senior Secured Notes, 6.125% due 2/1/25(b)(c)	8,509,669
	Total Consumer Non-cyclical	32,869,262
Energy - 1.4%
2,252,000	American Energy- Permian Basin LLC, Senior Secured Notes, 12.000% due 10/1/24(c)(d)	1,384,980
13,375,000	California Resources Corp., Secured Notes, 8.000% due 12/15/22(c)	3,343,750
	EP Energy LLC/Everest Acquisition Finance Inc.:

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units/Shares	Security	Value
CORPORATE BONDS & NOTES – 12.9% - (continued)
Energy - 1.4% - (continued)
	Company Guaranteed Notes:
$1,340,000	9.375% due 5/1/20(e)	$3,350
1,660,000	7.750% due 9/1/22(e)	4,150
11,951,000	6.375% due 6/15/23(e)	29,877
11,986,000	Secured Notes, 9.375% due 5/1/24(c)(e)	149,825
12,619,000	Senior Secured Notes, 8.000% due 11/29/24(c)(e)	4,921,410
	Sanchez Energy Corp., Company Guaranteed Notes:
36,976,000	7.750% due 6/15/21(e)	1,294,160
430,000	6.125% due 1/15/23(e)	15,050
6,085,271	Ultra Resources Inc., Secured Notes, 11.000% due 7/12/24(f)	973,643
	Total Energy	12,120,195
Financial - 3.2%
1,000,000	BlackRock Capital Investment Corp., Senior Unsecured Notes, 5.000% due 6/15/22	998,331
21,207	Capital Southwest Corp., Corporate Unsecured Notes, 5.950% due 12/15/22(g)	551,382
7,253,000	Genworth Holdings Inc., Company Guaranteed Notes, 7.700% due 6/15/20(g)	7,361,795
11,600,000	ILFC E-Capital Trust I, Limited Guaranteed Notes, 3.770% due 12/21/65(a)(b)(c)	9,019,000
19,935	Portman Ridge Finance Corp., Corporate Unsecured Notes, 6.125% due 9/30/22	504,754
28,346	TriplePoint Venture Growth BDC Corp., Corporate Unsecured Notes, 5.750% due 7/15/22(g)	729,892
11,142,000	USB Realty Corp., Junior Subordinated Notes, 3.148% (3-Month USD-LIBOR + 1.147%) (a)(b)(c)(h)	9,623,903
	Total Financial	28,789,057
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $164,559,995)	116,354,976
SENIOR LOANS(a) - 2.7%
9,200,000	Asurion LLC, 8.202% (1-Month USD-LIBOR + 6.500%) due 8/4/25	9,266,148
8,000,000	Cerence Inc., 7.781% (1-Month USD-LIBOR + 6.000%) due 10/1/24	7,500,000
8,000,000	Fossil Group Inc., 8.202% (1-Month USD-LIBOR + 6.500%) due 9/26/24	7,546,640
	TOTAL SENIOR LOANS
	(Cost - $24,385,194)	24,312,788
ASSET-BACKED SECURITIES - 1.2%
	Ellington Loan Acquisition Trust:
470,962	Series 2007-1, Class M1, 3.808% (1-Month USD-LIBOR + 2.100%) due 5/25/37(a)(c)	403,908
1,565,000	Series 2007-2, Class M1A, 3.708% (1-Month USD-LIBOR + 2.000%) due 5/25/37(a)(c)	1,329,467
602,383	Finance America Mortgage Loan Trust, Series 2004-2, Class M7, 4.408% (1-Month USD-LIBOR + 2.700%) due 8/25/34(a)	548,309
2,572,525	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A5, 1.858% (1-Month USD-LIBOR + 0.150%) due 12/25/36(a)	2,254,625
2,814,808	GSAMP Trust, Series 2006-HE5, Class A2C, 1.858% (1-Month USD-LIBOR + 0.150%) due 8/25/36(a)	2,748,151
1,584,350	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AV1B, 1.968% (1-Month USD-LIBOR + 0.260%) due 7/25/35(a)	1,583,883
4,447,000	Renaissance Home Equity Loan Trust, Series 2005-3, Class M1, step bond to yield, 5.256% due 11/25/35	2,187,521
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $11,132,358)	11,055,864

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units/Shares	Rating†	Security	Value
MUNICIPAL BONDS - 0.0%
Ohio - 0.0%
$14,650	NR	Ohio Air Quality Development Authority, Revenue Bonds, 3.100% due 3/1/23(a)(e)	$12,929

Pennsylvania - 0.0%
		Beaver County Industrial Development Authority, Revenue Bonds:
10,000	NR	Series A, 2.700% due 4/1/35(a)(e)	8,825
10,000	NR	Series A, 3.500% due 4/1/41(a)(e)	8,825
		Total Pennsylvania	17,650
		TOTAL MUNICIPAL BONDS
		(Cost - $23,105)	30,579
Shares/Units
OPEN-END FUND - 18.9%
14,883,216		JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	170,710,493
		(Cost - $172,734,356)
CLOSED-END FUNDS - 16.3%
289,680		Aberdeen Emerging Markets Equity Income Fund Inc., Class Common Shares	2,054,121
726,879		Aberdeen Total Dynamic Dividend Fund, Class Common Shares	6,265,697
407,910		AllianzGI NFJ Dividend Interest & Premium Strategy Fund, Class Common Shares(g)	5,217,169
36,863		BlackRock California Municipal Income Trust, Class Common Shares	495,807
628,413		BlackRock Debt Strategies Fund Inc., Class Common Shares	6,855,986
135,474		BlackRock New York Municipal Income Quality Trust, Class Common Shares	1,845,440
170,255		BlackRock Resources & Commodities Strategy Trust, Class Common Shares	1,304,153
572,845		BrandywineGLOBAL Global Income Opportunities Fund Inc., Class Common Shares	7,023,080
196,676		Clough Global Equity Fund, Class Common Shares(g)	2,358,145
439,455		Clough Global Opportunities Fund, Class Common Shares	4,126,482
107,605		Cornerstone Strategic Value Fund Inc., Class Common Shares(g)	1,212,708
306,785		Delaware Enhanced Global Dividend & Income Fund, Class Common Shares(g)	3,104,664
74,660		Duff & Phelps Utility & Corporate Bond Trust Inc.	677,913
64,525		Eaton Vance Floating-Rate Income Plus Fund	1,006,590
781,133		Eaton Vance Ltd. Duration Income Fund, Class Common Shares(g)	10,076,616
268,807		Eaton Vance Senior Income Trust(g)	1,677,356
162,438		Eaton Vance Tax-Managed Buy-Wr, Class Common Shares	1,647,121
184,884		Gabelli Dividend & Income Trust*	3,893,510
40,366		GDL Fund, Class Common Shares	372,457
24,494		General American Investors Co., Inc., Class Preferred Shares(h)	665,992
55,357		Highland Global Allocation Fund, Class Common Shares	488,802
239,524		Highland Income Fund, Class Z Shares	2,771,293
46,015		India Fund Inc., Class Common Shares(g)	946,068
523,561		Invesco Dynamic Credit Opportunities Fund, Class Common Shares(g)	5,827,234
243,396		Invesco High Income Trust II, Class Common Shares	3,478,129
33,529		Invesco Municipal Opportunity Trust, Class Common Shares	416,095
928,440		Invesco Senior Income Trust, Class Common Shares(g)	3,890,164
89,742		John Hancock Tax-Advantaged Global Shareholder Yield Fund	623,707
245,676		Kayne Anderson MLP/Midstream Investment Co., Class Common Shares	3,083,234
74,313		Lazard World Dividend & Income Fund Inc., Class Common Shares	724,552
8,101		Neuberger Berman California Municipal Fund Inc., Class Common Shares(g)	111,065
52,891		Neuberger Berman High Yield Strategies Fund Inc., Class Common Shares	636,808
63,887		Neuberger Berman New York Municipal Fund Inc., Class Common Shares	789,643
153,606		NexPoint Strategic Opportunities Fund, Class Common Shares	2,586,725
295,005		Nuveen AMT-Free Municipal Credit Income Fund	4,764,331
121,126		Nuveen AMT-Free Quality Municipal Income Fund, Class Common Shares	1,707,877

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CLOSED-END FUNDS – 16.3% - (continued)
719,182	Nuveen Credit Strategies Income Fund, Class Common Shares	$5,336,330
163,102	Nuveen Georgia Quality Municipal Income Fund, Class Common Shares(g)	2,033,882
73,723	Nuveen Intermediate Duration Quality Municipal Term Fund, Class Common Shares	1,013,485
25,219	Nuveen Mortgage Opportunity Term Fund 2, Class Common Shares	556,583
32,861	Nuveen Ohio Quality Municipal Income Fund, Class Common Shares	513,946
632,568	PGIM Global High Yield Fund Inc., Class Common Shares	9,191,213
150,257	PGIM High Yield Bond Fund Inc., Class Common Shares	2,246,342
130,367	PIMCO Energy & Tactical Credit Opportunities Fund	2,058,495
143,263	Putnam Municipal Opportunities Trust(g)	1,898,235
269,917	Royce Micro-Capital Trust Inc., Class Common Shares	2,234,913
54,596	Source Capital Inc., Class Common Shares	2,076,286
106,401	Special Opportunities Fund Inc., Class Common Shares	1,529,057
144,590	Swiss Helvetia Fund Inc.*	1,174,085
1,109,063	Templeton Global Income Fund, Class Common Shares	6,521,290
62,891	Tortoise Midstream Energy Fund Inc., Class Common Shares	621,363
123,590	Voya Emerging Markets High Income Dividend Equity Fund, Class Common Shares	935,576
2,448	Voya Global Equity Dividend & Premium Opportunity Fund	15,006
113,981	Voya Natural Resources Equity Income Fund	429,708
1,122,686	Voya Prime Rate Trust, Class Common Shares	5,422,573
6,596	Western Asset Corporate Loan Fund Inc., Class Common Shares	63,322
305,810	Western Asset Global High Income Fund Inc., Class Common Shares	2,960,241
595,886	Western Asset High Income Opportunity Fund Inc., Class Common Shares	2,979,430
	TOTAL CLOSED-END FUNDS
	(Cost - $146,113,075)	146,538,095
COMMON STOCKS - 16.2%
COMMUNICATIONS - 1.6%
Advertising - 0.3%
947,028	Clear Channel Outdoor Holdings Inc., Class A Shares*	2,348,629

Telecommunications - 1.3%
664,737	Consolidated Communications Holdings Inc.	2,412,995
199,938	HC2 Holdings Inc.*(g)	427,868
260,750	Zayo Group Holdings Inc.*(b)	8,928,080
	Total Telecommunications	11,768,943
	TOTAL COMMUNICATIONS	14,117,572
CONSUMER NON-CYCLICAL - 8.4%
Biotechnology - 2.7%
75,274	Argenx SE, ADR*(b)	11,144,316
106,009	BELLUS Health Inc.*	742,063
24,433	Blueprint Medicines Corp.*	2,004,483
65,000	Medicines Co.*	5,473,000
445,158	Orchard Therapeutics PLC, ADR*(b)	5,070,350
	Total Biotechnology	24,434,212
Healthcare-Products - 0.7%
340,962	Alphatec Holdings Inc.*	2,403,782
50,769	Inspire Medical Systems Inc.*	3,602,568
	Total Healthcare-Products	6,006,350
Healthcare-Services - 0.6%
253,708	SI-BONE Inc.*(b)	4,513,465
97,259	Vapotherm Inc.*	1,075,684
	Total Healthcare-Services	5,589,149
Pharmaceuticals - 4.4%
51,621	Allergan PLC	9,546,788

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - 4.4% - (continued)
40,341	Ascendis Pharma AS, ADR*(b)	$4,646,476
624,303	Cytokinetics Inc.*(b)	6,037,010
23,446	Ideaya Biosciences Inc.*(g)	179,362
362,083	Merus NV*	5,967,128
137,251	MyoKardia Inc.*(b)	8,941,902
108,781	Odonate Therapeutics Inc.*	3,739,891
63,596	Sutro Biopharma Inc.*	704,644
101,038	Trevi Therapeutics Inc.*	355,654
	Total Pharmaceuticals	40,118,855
	TOTAL CONSUMER NON-CYCLICAL	76,148,566
DIVERSIFIED - 2.6%
SPACs - 2.6%
76,557	8i Enterprises Acquisition Corp.*	767,101
42,677	Act II Global Acquisition Corp.*	433,172
100,702	Agba Acquisition Ltd.*(d)	1,023,132
41,641	Alberton Acquisition Corp.*	439,313
87,675	Alussa Energy Acquisition Corp.*	877,627
62,007	Amplitude Healthcare Acquisition Corp.*	618,830
42,105	Andina Acquisition Corp. III*(d)(g)	418,945
36,775	B Riley Principal Merger Corp.*	375,105
50,725	Big Rock Partners Acquisition Corp.*(d)	532,613
33,529	Boxwood Merger Corp., Class A Shares*	337,972
24,648	CF Finance Acquisition Corp.*	258,065
28,503	ChaSerg Technology Acquisition Corp., Class A Shares*	312,108
18,907	Churchill Capital Corp. II*	204,196
43,875	DD3 Acquisition Corp.*(g)	445,331
483,000	Diamond Eagle Acquisition Corp.*(b)(d)	5,071,500
28,503	Edtechx Holdings Acquisition Corp.*(d)	293,581
2	Far Point Acquisition Corp.*	21
16,206	Far Point Acquisition Corp., Class A Shares*	166,111
37,048	Fellazo Inc.*	373,444
25,081	FinTech Acquisition Corp. III*	268,367
38,120	GigCapital2 Inc.*	396,067
16,736	Gordon Pointe Acquisition Corp.*	176,063
43,099	Graf Industrial Corp.*	453,401
85,388	Greenvision Acquisition Corp.*	856,442
35,473	GX Acquisition Corp.*(d)	366,436
26,238	Haymaker Acquisition Corp. II*	273,925
22,488	Health Sciences Acquisitions Corp.*	235,674
32,628	Hennessy Capital Acquisition Corp. IV*	352,056
40,972	Insurance Acquisition Corp.*(d)	422,421
1,676	Juniper Industrial Holdings Inc.*	16,794
48,677	Landcadia Holdings II Inc.*	489,204
61,710	Leisure Acquisition Corp.*(g)	636,847
2,813	LF Capital Acquisition Corp., Class A Shares*	28,805
101,645	Merida Merger Corp. I*	1,013,401
10,785	Monocle Acquisition Corp.*	108,389
18,239	Opes Acquisition Corp.*	190,780
49,581	Osprey Technology Acquisition Corp.*	496,306
14,462	Pivotal Acquisition Corp., Class A Shares*	146,355
95,271	Proficient Alpha Acquisition Corp.*(d)	952,710

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
DIVERSIFIED - 2.6% - (continued)
SPACs - 2.6% - (continued)
32,032	PropTech Acquisition Corp.*	$324,804
30,657	Pure Acquisition Corp.*(d)	316,687
43,473	Schultze Special Purpose Acquisition Corp.*(d)	452,119
51,279	South Mountain Merger Corp.*(d)	520,482
16,858	Stable Road Acquisition Corp.*	169,760
8,304	Tiberius Acquisition Corp.*	86,445
32,225	Tuscan Holdings Corp.*	335,140
18,561	Twelve Seas Investment Co.*	190,807
17,313	VectoIQ Acquisition Corp.*(d)	177,804
32,363	Wealthbridge Acquisition Ltd.*	327,190
	Total SPACs	23,729,848
	TOTAL DIVERSIFIED	23,729,848
FINANCIAL - 3.6%
Banks - 1.2%
506,355	HarborOne Bancorp Inc.*	5,372,426
410,186	Kearny Financial Corp.(b)	5,783,623
	Total Banks	11,156,049
Insurance - 1.2%
1,162,479	FGL Holdings(b)	10,613,434

Investment Companies - 0.9%
621,187	Barings BDC Inc.	6,466,557
235,091	Garrison Capital Inc.	1,422,300
	Total Investment Companies	7,888,857
Savings & Loans - 0.3%
102,249	OceanFirst Financial Corp.(b)	2,451,931

	TOTAL FINANCIAL	32,110,271
	TOTAL COMMON STOCKS
	(Cost - $135,578,293)	146,106,257
PREFERRED STOCKS - 0.4%
FINANCIAL - 0.4%
Investment Companies - 0.4%
	Oxford Square Capital Corp.:
33,078	6.250%	815,042
11,832	6.500%	295,918
60,018	PennantPark Investment Corp., 5.500%*	1,500,450
34,533	THL Credit Inc., 6.125%	899,958
	Total Investment Companies	3,511,368
	TOTAL FINANCIAL	3,511,368
	TOTAL PREFERRED STOCKS
	(Cost - $3,479,324)	3,511,368
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
25,362	Big Rock Partners Acquisition Corp.*(d)	3,934
32,931	BiomX Inc.*(d)	15,478
33,529	Boxwood Merger Corp.*(d)	23,470
14,251	ChaSerg Technology Acquisition Corp.*(d)	28,502
43,875	DD3 Acquisition Corp.*(d)	18,019
5,402	Far Point Acquisition Corp.*(d)	6,590

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS - (continued)
DIVERSIFIED - 0.0% - (continued)
SPACs - 0.0% - (continued)
16,736	Gordon Pointe Acquisition Corp.*(d)	$5,275
22,488	Health Sciences Acquisitions Corp.*(d)	20,617
42,092	Legacy Acquisition Corp.*(d)	18,100
30,854	Leisure Acquisition Corp.*	18,565
2,813	LF Capital Acquisition Corp.*(d)	985
18,239	Opes Acquisition Corp.*(d)	2,265
36,319	Pensare Acquisition Corp.*(d)	8,135
14,462	Pivotal Acquisition Corp.*(d)	11,136
15,328	Pure Acquisition Corp.*(d)	16,094
8,304	Tiberius Acquisition Corp.*(d)	9,633
4,232	Trident Acquisitions Corp.*(d)	323
18,561	Twelve Seas Investment Co.*(d)	10,392
190,596	Ultra Petroleum Corp.*(d)	1,906
17,313	VectoIQ Acquisition Corp.*(d)	9,425
32,363	Wealthbridge Acquisition Ltd.*(d)	2,913
23,299	X4 Pharmaceuticals Inc.*(d)(i)	81,547
	Total SPACs	313,304
	TOTAL DIVERSIFIED	313,304
FINANCIAL - 0.0%
Investment Companies - 0.0%
76,557	8i Enterprises Acquisition Corp.*(d)	28,326
	TOTAL WARRANTS
	(Cost - $547,521)	341,630
RIGHTS - 0.0%
76,557	8i Enterprises Acquisition Corp.*(d)	27,561
50,724	Big Rock Partners Acquisition Corp.*(d)	12,681
72,639	Pensare Acquisition Corp.*(d)	20,121
18,561	Twelve Seas Investment Co.*	11,693
32,363	Wealthbridge Acquisition Ltd.*(d)	9,890
	TOTAL RIGHTS
	(Cost - $197,415)	81,946
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $849,750,793)	809,332,692

Face Amount
SHORT-TERM INVESTMENTS - 8.3%
TIME DEPOSITS - 8.3%
20,137,735	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.920% due 12/2/19	20,137,735
54,707,170	Banco Santander SA - Frankfurt, 0.920% due 12/2/19	54,707,170

	TOTAL TIME DEPOSITS
	(Cost - $74,844,905)	74,844,905

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.3%
MONEY MARKET FUND - 1.3%
$12,091,731	Federated Government Obligations Fund, Premier Class, 1.573%(j)
	(Cost - $12,091,731)	$12,091,731
	TOTAL INVESTMENTS - 99.2%
	(Cost - $936,687,429#)	896,269,328
	Other Assets in Excess of Liabilities – 0.8%	6,881,514
	TOTAL NET ASSETS - 100.0%	$903,150,842

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

†	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(b)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $65,719,636.and represents 7.28% of net assets.
(d)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2019, amounts to approximately $12,326,728 and represents 1.36% of net assets.
(e)	Security is currently in default.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	All or a portion of this security is on loan.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2014-C04, Class 2M2, 6.708% (1-Month USD-LIBOR + 5.000%) due 11/25/24	8/7/19	$2,498,335	$2,264,632	0.25%
Series 2016-C01, Class 2M2, 8.658% (1-Month USD-LIBOR + 6.950%) due 8/25/28	3/18/19	7,972,647	6,046,276	0.67%
Series 2016-C03, Class 1M2, 7.008% (1-Month USD-LIBOR + 5.300%) due 10/25/28	3/18/19	5,759,570	5,410,566	0.60%
Series 2016-C03, Class 2M2, 7.608% (1-Month USD-LIBOR + 5.900%) due 10/25/28	6/10/19	1,054,779	8,938,094	0.99%
Series 2016-C05, Class 2M2, 6.158% (1-Month USD-LIBOR + 4.450%) due 1/25/29	4/12/19	2,178,672	11,954,724	1.32%
Series 2016-C07, Class 2M2, 6.058% (1-Month USD-LIBOR + 4.350%) due 5/25/29	5/9/19	8,830,334	20,049,770	2.22%
Series 2017-C01, Class 1M2, 5.258% (1-Month USD-LIBOR + 3.550%) due 7/25/29	4/15/19	2,040,051	13,119,624	1.45%
Series 2017-C02, Class 2M2, 5.358% (1-Month USD-LIBOR + 3.650%) due 9/25/29	7/23/19	8,501,250	15,443,957	1.71%
Series 2017-C03, Class 1M2, 4.708% (1-Month USD-LIBOR + 3.000%) due 10/25/29	9/13/19	2,236,672	6,051,334	0.67%
Series 2017-C04, Class 2M2, 4.558% (1-Month USD-LIBOR + 2.850%) due 11/25/29	9/11/19	860,035	865,772	0.10%
Series 2017-C05, Class 1M2, 3.908% (1-Month USD-LIBOR + 2.200%) due 1/25/30	9/13/19	4,239,102	21,530,936	2.39%
Series 2017-C06, Class 1M2, 4.358% (1-Month USD-LIBOR + 2.650%) due 2/25/30	11/8/19	13,633,794	12,030,714	1.33%
Series 2017-C07, Class 1M2, 4.108% (1-Month USD-LIBOR + 2.400%) due 5/25/30	10/2/19	5,062,500	19,472,273	2.16%
Series 2018-C01, Class 1M2, 3.958% (1-Month USD-LIBOR + 2.250%) due 7/25/30	9/11/19	849,450	21,510,910	2.38%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-HQA1, Class M2, 5.258% (1-Month USD-LIBOR + 3.550%) due 8/25/29	9/9/19	4,467,906	10,762,149	1.19%
Series 2017-HQA2, Class M2, 4.358% (1-Month USD-LIBOR + 2.650%) due 12/25/29	11/18/19	6,234,469	10,327,813	1.14%
			$185,779,544	20.57%

Abbreviations used in this schedule:
ABS	—	Asset-Backed Security
ADR	—	American Depositary Receipts
AMT	—	Alternative Minimum Tax
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
PLC	—	Public Limited Company

SPACs	—	Special Purpose Acquisition Companies

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Collateralized Mortgage Obligations	21.2%
Open-End Fund	19.1
Closed-End Funds	16.4
Common Stocks	16.3
Corporate Bonds & Notes	13.0
Senior Loans	2.7
Asset-Backed Securities	1.2
Preferred Stocks	0.4
Warrants	0.0	*
Rights	0.0	*
Municipal Bonds	0.0	*
Short-Term Investments	8.4
Money Market Fund	1.3
	100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%.

At November 30, 2019, Destinations Multi Strategy Alternatives Fund held the following Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/2019(2)	Notional Amounts in (000’s)(3)	Market Value	Upfront Premiums (Received)	Unrealized Appreciation
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	1.401%	$20,000	$(275,757)	$(1,206,000)	$930,243
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	1.401%	10,000	(137,878)	(750,000)	612,122
CDX.NA.IG.33	1.000%	12/20/24	3-Month	GSC	2.280%	10,000	(595,510)	(920,000)	324,490
							(1,009,145)	(2,876,000)	1,866,855

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Currency Abbreviations used in this schedule:

GSC — Goldman Sachs & Co.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 8.0%
CORPORATE BOND & NOTE - 0.5%
Consumer Non-cyclical - 0.5%
$4,164,000	Hadrian Merger Sub Inc., Senior Unsecured Notes, 8.500% due 5/1/26(a)	$4,150,696
	(Proceeds - $3,966,210)
Shares/Units
EXCHANGE TRADED FUNDS (ETFs) – 6.7%
202,997	Invesco Senior Loan	4,559,313
118,400	iShares iBoxx HighYield Corporate Bond	10,293,696
87,693	iShares Nasdaq Biotechnology	10,492,467
103,000	SPDR Bloomberg Barclays Short Term HighYield Bond	2,749,070
263,905	SPDR S&P Biotech	24,714,703
137,460	SPDR S&P Regional Banking	7,728,001
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Proceeds – $56,934,472)	60,537,250
COMMON STOCKS - 0.8%
CONSUMER NON-CYCLICAL - 0.8%
Agriculture - 0.0%
21,722	Vector Group Ltd.	291,944

Pharmaceuticals - 0.8%
44,703	AbbVie Inc.	3,921,794
10,117	Herbalife Nutrition Ltd.*	461,436
52,768	Ra Pharmaceuticals Inc.*	2,465,849
	Total Pharmaceuticals	6,849,079
	TOTAL CONSUMER NON-CYCLICAL	7,141,023
	TOTAL COMMON STOCKS
	(Proceeds - $6,074,990)	7,141,023
	TOTAL SECURITIES SOLD SHORT - 8.0%
	(Proceeds - $66,975,672)	71,828,969

* Non-income producing security.

(a) Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $4,150,696 and represents 0.46% of net assets.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 93.1%
Alabama - 1.2%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,484,320
1,835,000	Aa2(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 4.000% due 7/1/46(b)	1,904,088
355,000	AA-	County of Jefferson AL, GO, Series B, 5.000% due 4/1/21	372,278
220,000	A	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds, 1.850% due 6/1/34(b)	220,347
		Mobile County Board of School Commissioners, Special Tax:
260,000	A-	5.000% due 3/1/28	304,767
175,000	A-	5.000% due 3/1/29	204,369
180,000	A-	5.000% due 3/1/30	209,403
185,000	A-	5.000% due 3/1/31	214,483
145,000	A-	5.000% due 3/1/32	167,392
215,000	A-	5.000% due 3/1/33	247,669
		Montgomery Medical Clinic Board, Revenue Bonds:
60,000	BBB-	5.000% due 3/1/26	68,524
115,000	BBB-	5.000% due 3/1/27	130,861
125,000	BBB-	5.000% due 3/1/28	141,736
105,000	BBB-	5.000% due 3/1/29	118,619
125,000	BBB-	5.000% due 3/1/30	140,675
3,500,000	A3(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,819,095
		Total Alabama	10,748,626
Alaska - 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,214,450
50,000	AA	Borough of North Slope AK, GO, Series A, Prerefunded 6/30/20 @ 100, 5.000% due 6/30/21(c)	51,129
215,000	AA	State of Alaska, GO, Series A, 5.000% due 8/1/33	252,513
225,000	A1(a)	State of Alaska International Airports System, Revenue Bonds, Series B, 5.000% due 10/1/33	263,120
		Total Alaska	1,781,212
Arizona - 4.2%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	6,139,900
3,810,000	AA+	5.000% due 7/1/34	4,582,211
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,517,000
1,800,000	A+	Chandler Industrial Development Authority, Revenue Bonds, 5.000% due 6/1/49(b)(d)	2,061,450
		City of Glendale AZ, Revenue Bonds:
105,000	AA	5.000% due 7/1/23	118,880
95,000	AA	5.000% due 7/1/25	113,613
85,000	AA	5.000% due 7/1/32	103,431
230,000	AA+	Series A, 5.000% due 7/1/27	273,265
260,000	AA+	Series A, 5.000% due 7/1/28	310,496
235,000	AA+	Series A, 5.000% due 7/1/29	277,476
65,000	AA	City of Glendale AZ, GO AGM-Insured, 4.000% due 7/1/21	67,878
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds:
55,000	AA	5.000% due 7/1/24	64,121
60,000	AA	5.000% due 7/1/25	71,827
105,000	AA	5.000% due 7/1/26	124,726
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
30,000	AAA	Series A, 5.000% due 7/1/20	30,668
65,000	AA-	Series A, 5.000% due 7/1/27(d)	79,908
90,000	AA-	Series A, 5.000% due 7/1/28(d)	109,954
6,365,000	AAA	Series B, 4.000% due 7/1/29	7,036,762
30,000	AAA	Series C, 5.000% due 7/1/21	31,825
1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	1,135,200

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona - 4.2% - (continued)
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
$15,000	AA	Series A, 5.000% due 7/1/22	$16,460
30,000	AA	Series A, 5.000% due 7/1/23	32,911
60,000	AA	Series B, 5.000% due 7/1/20	61,343
60,000	AA	Series B, Prerefunded 7/1/21 @ 100, 5.000% due 7/1/25(c)	63,572
4,200,000	BBB+	Industrial Development Authority of the City of Phoenix, Revenue Bonds, 1.450% due 12/1/35(b)(d)	4,198,992
820,000	AAA	Maricopa County Community College District, GO, Series D, 4.250% due 7/1/25	860,549
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	5.000% due 1/1/46(b)	968,792
145,000	NR	6.000% due 1/1/48(e)	151,789
70,000	AA-	Series A, 5.000% due 1/1/22	75,383
145,000	AA-	Series A, 5.000% due 1/1/23	161,290
190,000	AA-	Series A, 4.000% due 1/1/24	210,317
60,000	AA-	Series A, 5.000% due 1/1/24	68,791
225,000	AA-	Series A, 5.000% due 1/1/25	265,498
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	848,418
430,000	AA-	Series B, 5.000% due 1/1/48(b)	474,600
290,000	AA-	Series C, 5.000% due 1/1/48(b)	337,731
50,000	AA-	McAllister Academic Village LLC, Revenue Bonds, 5.000% due 7/1/21	53,001
145,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 5.000% due 1/1/33	180,938
		State of Arizona, COP:
245,000	AA-	Series A, 5.000% due 10/1/20	252,745
215,000	AA-	Series A, 5.000% due 10/1/21	229,884
225,000	AA-	Series A, 5.000% due 10/1/22	248,893
300,000	AA-	Series A, 5.000% due 10/1/23	342,381
310,000	AA-	Series A, 5.000% due 10/1/24	364,042
		Tempe Industrial Development Authority, Revenue Bonds:
5,000	NR	Series A, 6.000% due 10/1/37(e)	5,746
15,000	NR	Series A, 6.125% due 10/1/47(e)	17,090
15,000	NR	Series A, 6.125% due 10/1/52(e)	17,037
225,000	NR	Series B, 4.000% due 10/1/23(e)	226,967
		Western Maricopa Education Center District No 402, GO:
560,000	AA-	Series B, 4.000% due 7/1/21	584,881
330,000	AA-	Series B, 5.000% due 7/1/25	395,439
		Total Arizona	36,966,071
Arkansas - 0.0%
90,000	Aa2(a)	Little Rock School District, GO, 3.000% due 2/1/22	93,150

California - 2.4%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	68,816
		Bay Area Toll Authority, Revenue Bonds:
2,000,000	AA	Series A, 2.250% due 4/1/45(b)	2,041,240
255,000	AA	Series A, 2.950% due 4/1/47(b)	276,563
210,000	AA	Series B, 2.850% due 4/1/47(b)	225,326
195,000	AA	Series C, 2.100% due 4/1/45(b)	198,422
		California Health Facilities Financing Authority, Revenue Bonds:
115,000	AA-	Series A, 5.000% due 7/1/25	130,462
85,000	AA-	Series D, 5.000% due 8/15/35	89,862
		California Municipal Finance Authority, Revenue Bonds:
55,000	BBB(f)	5.000% due 6/30/28(d)	68,134
45,000	BBB(f)	5.000% due 12/31/28(d)	55,610

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California - 2.4% - (continued)
$60,000	BBB(f)	5.000% due 6/30/29(d)	$73,802
335,000	BB	4.000% due 7/15/29(d)	380,088
30,000	BBB(f)	5.000% due 12/31/29(d)	36,808
90,000	BBB(f)	5.000% due 6/30/31(d)	109,267
85,000	BBB(f)	5.000% due 12/31/31(d)	103,057
		California State Public Works Board, Revenue Bonds:
60,000	A+	Series A, 5.000% due 4/1/22	65,445
145,000	A+	Series A, 5.000% due 4/1/23	157,704
115,000	A+	Series A, 5.250% due 10/1/24	123,618
115,000	A+	Series A, 5.250% due 10/1/25	123,596
70,000	A+	Series D, 5.000% due 12/1/21	75,487
30,000	A+	Series G, 5.000% due 11/1/23	33,277
30,000	A+	Series G, 5.000% due 11/1/24	33,268
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,779,820
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	163,791
145,000	A+	Series A, 5.000% due 6/1/29	163,092
115,000	BBB	Series A1, 5.000% due 6/1/25	133,484
30,000	BBB	Series A1, 5.000% due 6/1/26	35,466
290,000	AA	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	343,450
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,886,415
		Modesto Irrigation District, Revenue Bonds:
30,000	A+	Series A, 5.000% due 7/1/22	31,901
110,000	A+	Series A, 5.000% due 7/1/23	116,790
170,000	Aa3(a)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Series A, 5.000% due 2/1/23	184,231
		Oakland Unified School District, GO:
100,000	AA	5.000% due 8/1/26	120,034
30,000	A-	Series A, 5.000% due 8/1/28	35,686
145,000	A+	Port of Oakland, Revenue Bonds, Series P, 5.000% due 5/1/22(d)	157,569
		Poway Unified School District Public Financing Authority, :
35,000	NR	Series A, 5.000% due 9/1/25	40,946
45,000	NR	Series A, 5.000% due 9/1/28	52,290
50,000	NR	Series A, 5.000% due 9/1/32	57,369
90,000	A	Sacramento City Financing Authority, Series A, NPFG, zero coupon, due 12/1/26	76,820
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, 5.000% due 4/15/23	278,646
75,000	AA-	San Diego Unified School District, GO, Series C, zero coupon, due 7/1/34	52,916
		San Marcos Unified School District, GO:
105,000	AA-	Series B, zero coupon, due 8/1/35	71,422
60,000	AA-	Series B, zero coupon, due 8/1/37	38,357
55,000	AA+	Santa Monica-Malibu Unified School District, GO, zero coupon, due 8/1/20	54,617
		State of California, GO:
80,000	AA-	5.000% due 9/1/29	98,061
3,125,000	AA-	4.000% due 12/1/30(b)	3,260,875
3,000,000	AA-	5.000% due 4/1/36	3,806,070
435,000	AA-	Series B, 5.000% due 8/1/26	538,186
205,000	AA-	Series C, 5.000% due 8/1/29	250,822
		State of California Department of Water Resources, Revenue Bonds:
65,000	AAA	Series AI, 5.000% due 12/1/25	70,164
140,000	AAA	Series AI, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/29(c)	151,407
40,000	AA+	Union Elementary School District, GO, Series A, zero coupon, due 9/1/20	39,654
100,000	Aa3(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	117,831

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California - 2.4% - (continued)
$230,000	AA-	West Contra Costa Unified School District, GO, 5.000% due 8/1/26	$253,851
		Total California	20,931,885
Colorado - 1.4%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(d)	75,953
30,000	A+	Series A, 5.000% due 11/15/27(d)	37,135
145,000	A+	Series A, 5.000% due 11/15/28(d)	178,189
145,000	A+	Series A, 5.000% due 11/15/29(d)	176,875
115,000	A+	Series A, 5.000% due 11/15/30(d)	139,324
		Colorado Health Facilities Authority, Revenue Bonds:
655,000	Aaa(a)	zero coupon, due 7/15/22	632,343
2,115,000	AA	5.000% due 11/15/36(b)	2,407,843
220,000	A-	2.800% due 5/15/42(b)	227,687
190,000	A3(a)	5.000% due 9/1/46	216,777
640,000	AA	5.000% due 11/15/49(b)	783,526
500,000	BBB+	Series A, 5.000% due 8/1/44	590,300
325,000	BBB+	Series B-2, 5.000% due 8/1/49(b)	384,456
220,000	BBB+	Series D3, 5.000% due 10/1/38(b)	234,373
145,000	A+	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	160,274
		E-470 Public Highway Authority, Revenue Bonds:
60,000	A	zero coupon, due 9/1/35	38,674
85,000	A	zero coupon, due 9/1/37	50,963
110,000	A	zero coupon, due 9/1/38	63,517
140,000	A	Series B, zero coupon, due 9/1/20	138,677
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, Prerefunded 4/01/22 @ 100, 4.000% due 4/1/30(c)	1,600,035
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,567,093
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,468,923
210,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(b)	223,295
		Total Colorado	12,396,232
Connecticut - 1.3%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
705,000	NR	Series A, 5.000% due 7/1/25(e)	773,018
1,030,000	AAA	Series A, 2.050% due 7/1/35(b)	1,043,730
385,000	NR	Series A, 5.000% due 7/1/49(e)	414,942
505,000	AA-	Series B, 1.800% due 7/1/49(b)	512,398
65,000	A-	Series S, 5.000% due 7/1/26	78,437
30,000	A-	Series S, 5.000% due 7/1/29	37,330
4,465,000	AAA	Series V1, 0.650% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
90,000	A	Series A, 5.000% due 3/15/26	108,349
375,000	A	Series A, 5.000% due 4/15/26	452,276
150,000	A	Series A, 5.000% due 4/15/30	188,909
170,000	A	Series A, 5.000% due 4/15/34	210,897
60,000	A	Series A, 5.000% due 4/15/35	74,237
85,000	A	Series E, 5.000% due 9/15/23	93,371
100,000	A	Series E, 5.000% due 10/15/26	121,893
150,000	A	Series E, 5.000% due 10/15/29	180,015
1,600,000	A	Series F, 5.000% due 9/15/26	1,946,896
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	409,576
		Total Connecticut	11,111,274

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Delaware - 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
$85,000	A	Series C, 5.000% due 1/1/22	$91,591
35,000	A	Series C, 5.000% due 1/1/24	40,143
80,000	A	Series C, 5.000% due 1/1/25	91,674
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(c)	3,684,086
		Total Delaware	3,907,494
District of Columbia - 0.7%
		District of Columbia, Revenue Bonds:
120,000	AAA	Series A, 5.000% due 12/1/36	128,055
195,000	A1(a)	Series A, 5.000% due 6/1/40	198,136
		Metropolitan Washington Airports Authority, Revenue Bonds:
90,000	AA-	Series A, 5.000% due 10/1/21(d)	96,011
50,000	AA-	Series A, 5.000% due 10/1/22(d)	55,059
75,000	AA-	Series A, 5.000% due 10/1/23(d)	84,993
2,500,000	AA-	Series A, 5.000% due 10/1/24(d)	2,909,050
225,000	AA-	Series A, 5.000% due 10/1/25(d)	268,061
115,000	AA-	Series A, 5.000% due 10/1/28(d)	144,722
280,000	AA-	Series A, 5.000% due 10/1/29(d)	345,472
95,000	AA-	Series A, 5.000% due 10/1/30(d)	117,795
205,000	AA-	Series A, 5.000% due 10/1/31(d)	251,316
60,000	AA-	Series A, 5.000% due 10/1/34(d)	72,090
55,000	AA-	Series A, 5.000% due 10/1/36(d)	65,764
195,000	AA-	Series C, 5.000% due 10/1/22(d)	207,962
210,000	AA-	Series C, 5.000% due 10/1/23(d)	223,999
190,000	AA-	Series C, 5.000% due 10/1/24(d)	202,665
255,000	AA-	Series C, 5.000% due 10/1/25(d)	271,950
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	292,711
		Total District of Columbia	5,935,811
Florida - 5.2%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	109,837
215,000	Aa3(a)	5.000% due 7/1/30	246,317
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	98,767
		Citizens Property Insurance Corp., Revenue Bonds:
80,000	A+	Series A1, 5.000% due 6/1/21	84,490
60,000	A+	Series A1, 5.000% due 6/1/22	65,546
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
40,000	AA	5.000% due 12/1/21	43,052
65,000	AA	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(c)	69,947
70,000	AA	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(c)	75,328
685,000	AA-	City of Gainesville FL Utilities System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/44	846,770
		City of Jacksonville FL, Revenue Bonds:
115,000	A+	5.000% due 10/1/22	126,772
155,000	A+	5.000% due 10/1/23	170,774
		City of Tallahassee FL, Revenue Bonds:
15,000	Baa1(a)	5.000% due 12/1/19	15,000
35,000	Baa1(a)	5.000% due 12/1/21	37,335
50,000	Baa1(a)	5.000% due 12/1/40	55,988
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	60,047
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A+	5.000% due 10/1/30(d)	72,601
90,000	A+	5.000% due 10/1/31(d)	108,596
120,000	A+	Series A, 5.000% due 10/1/29(d)	140,376

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida - 5.2% - (continued)
$85,000	A+	Series A, 5.000% due 10/1/31(d)	$98,853
115,000	A+	Series A, 5.000% due 10/1/32(d)	133,452
1,000,000	A+	Series B, 5.000% due 10/1/29(d)	1,265,720
90,000	A+	Series Q1, 5.000% due 10/1/23	99,610
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
40,000	AA+	Series A, 5.000% due 9/1/20(d)	41,095
40,000	AA+	Series A, 5.000% due 9/1/21(d)	42,544
50,000	AA+	Series A, 5.000% due 9/1/22(d)	54,744
60,000	AA+	Series A, 5.000% due 9/1/23(d)	67,574
65,000	AA+	Series A, 5.000% due 9/1/24(d)	75,044
65,000	AA+	Series A, 5.000% due 9/1/25(d)	76,812
65,000	AA+	Series A, 5.000% due 9/1/26(d)	78,521
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	137,350
		County of Miami-Dade FL, Revenue Bonds:
210,000	A+	Series B, 5.000% due 6/1/20	213,912
160,000	A+	5.000% due 10/1/28	194,616
120,000	A+	5.000% due 10/1/29	145,707
215,000	A+	5.000% due 10/1/30	260,419
65,000	A+	Series A, 5.000% due 10/1/25	71,596
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
175,000	A	Series A, 5.000% due 10/1/21(d)	186,853
85,000	A	Series A, 5.000% due 10/1/22(d)	93,700
290,000	A	Series A, 5.000% due 10/1/24(d)	319,090
55,000	A	Series A, 5.000% due 10/1/27(d)	63,637
80,000	A	Series A, 5.000% due 10/1/29(d)	91,881
70,000	A	Series A, 5.000% due 10/1/30	84,337
30,000	A	Series A, 5.000% due 10/1/31	36,054
160,000	A	Series A, 5.000% due 10/1/33(d)	182,251
70,000	A	Series A, 5.000% due 10/1/35(d)	79,493
90,000	A	Series A1, 5.000% due 10/1/22	92,891
1,800,000	A2(a)	Series A1, Prerefunded 10/1/20 @ 100, 5.375% due 10/1/41(c)	1,862,892
105,000	A	Series B, 5.000% due 10/1/20(d)	108,248
65,000	A	Series B, 5.000% due 10/1/24	71,998
295,000	AA	Series B, 5.000% due 10/1/35	303,655
215,000	A	Series B, 5.000% due 10/1/37	245,859
		County of Miami-Dade FL Transit System, Revenue Bonds:
35,000	AA	5.000% due 7/1/21	37,084
50,000	AA	5.000% due 7/1/42	54,063
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	147,354
30,000	A+	Series B, 5.000% due 7/1/28	35,277
190,000	A+	Series B, 5.000% due 7/1/30	222,781
650,000	BBB-	Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.000% due 10/1/27	774,514
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	35,230
45,000	A2(a)	5.000% due 10/1/27	53,723
355,000	A2(a)	Series A, 5.000% due 10/1/26	389,257
55,000	A2(a)	Series A, 5.000% due 10/1/30	66,501
60,000	A2(a)	Series A, 5.000% due 10/1/31	72,364
80,000	A1(a)	Florida Municipal Power Agency, Revenue Bonds, Series A, 5.000% due 10/1/22	88,518
2,500,000	AA	Florida's Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,693,675
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A+	Series A, 5.000% due 10/1/28(d)	122,711
60,000	A+	Series A, 5.000% due 10/1/30(d)	72,746

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida - 5.2% - (continued)
		Halifax Hospital Medical Center, Revenue Bonds:
$35,000	A-	5.000% due 6/1/28	$40,566
70,000	A-	5.000% due 6/1/35	79,821
		Indian River County School Board, COP:
75,000	AA-	Series A, 5.000% due 7/1/24	87,075
60,000	AA-	Series A, 5.000% due 7/1/25	71,577
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	241,864
		Lake County School Board, COP:
30,000	AA	Series A, AGM, 5.000% due 6/1/25	34,549
50,000	AA	Series A, AGM, 5.000% due 6/1/26	57,395
15,000	AA	Series A, AGM, 5.000% due 6/1/28	17,165
		Lee Memorial Health System, Revenue Bonds:
1,305,000	A+	Series A, 5.000% due 4/1/33(b)	1,574,073
415,000	A+	Series A, 5.000% due 4/1/35	509,624
60,000	AA	Manatee County School District, Revenue Bonds AGM-Insured, 5.000% due 10/1/25	72,787
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	53,154
115,000	A	Series A, 5.000% due 7/1/32	135,524
95,000	A	Series A, 5.000% due 7/1/33	111,354
30,000	A	Series A, 5.000% due 7/1/34	35,164
235,000	A	Series A, 5.000% due 7/1/40	239,766
85,000	A	Series A, 5.000% due 7/1/44	94,617
		Mid-Bay Bridge Authority, Revenue Bonds:
105,000	BBB+	Series A, 5.000% due 10/1/27	122,619
145,000	BBB+	Series A, 5.000% due 10/1/28	168,834
80,000	BBB+	Series A, 5.000% due 10/1/29	92,770
70,000	BBB+	Series A, 5.000% due 10/1/30	80,752
		Orange County Health Facilities Authority, Revenue Bonds:
200,000	A+	Series A, 5.000% due 10/1/39	234,816
365,000	A+	Series A, 5.000% due 10/1/42	388,886
150,000	A+	Series B, 5.000% due 10/1/42	159,816
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(c)	126,761
200,000	Aa2(a)	Series C, 5.000% due 8/1/29	237,072
		Orlando Utilities Commission, Revenue Bonds:
50,000	AA	Series A, 5.000% due 10/1/23	57,124
25,000	AA	Series A, 5.000% due 10/1/25	30,250
100,000	AA	Series B, 5.000% due 10/1/20	103,195
60,000	A+	Orlando-Orange County Expressway Authority, Revenue Bonds, 5.000% due 7/1/20	61,319
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(f)	5.000% due 12/1/23	11,453
20,000	WD(f)	5.000% due 12/1/24	23,493
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	60,490
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	39,741
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	46,766
135,000	Aa3(a)	Series A, 5.000% due 8/1/25	162,292
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	867,172
135,000	Aa3(a)	Series B, 5.000% due 8/1/25	162,292
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	358,476
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	286,058
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	190,037
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	830,469

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida - 5.2% - (continued)
$315,000	Aa3(a)	Series D, 5.000% due 8/1/27	$375,452
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	130,650
250,000	AA+	Palm Beach County Solid Waste Authority, Revenue Bonds, 5.000% due 10/1/24	267,417
		School Board of Miami-Dade County, COP:
570,000	A+	Series A, 5.000% due 5/1/31	675,205
120,000	AA	Series A, AGM, 5.000% due 5/1/27	141,708
220,000	A+	Series B, 5.000% due 8/1/27	266,466
395,000	A+	Series B, 5.000% due 5/1/28	462,348
340,000	A+	Series D, 5.000% due 11/1/24	398,637
355,000	A+	Series D, 5.000% due 11/1/25	416,223
230,000	A+	Series D, 5.000% due 11/1/26	268,831
115,000	A+	Series D, 5.000% due 2/1/29	136,511
190,000	A+	Series D, 5.000% due 2/1/30	224,686
		School District of Broward County, COP:
155,000	A+	Series A, 5.000% due 7/1/21	164,178
145,000	A+	Series A, 5.000% due 7/1/22	158,917
45,000	A+	Series A, 5.000% due 7/1/25	49,331
460,000	A+	Series A, 5.000% due 7/1/26	534,925
265,000	A+	Series A, 5.000% due 7/1/27	314,409
115,000	A+	Series A, 5.000% due 7/1/28	135,779
70,000	A+	Series A, 5.000% due 7/1/32	83,441
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(c)	131,572
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(c)	635,929
60,000	A+	Series B, 5.000% due 7/1/25	71,862
335,000	A+	Series B, 5.000% due 7/1/26	398,647
230,000	A+	Series B, 5.000% due 7/1/27	272,883
390,000	A+	Series B, 5.000% due 7/1/28	460,469
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	67,684
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	58,026
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	137,380
		South Miami Health Facilities Authority, Revenue Bonds:
75,000	AA-	5.000% due 8/15/24	87,451
120,000	AA-	5.000% due 8/15/25	143,388
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	67,192
125,000	A	Series A, 5.000% due 7/1/27	139,193
		State of Florida, GO:
5,995,000	AAA	5.000% due 7/1/32	7,648,901
2,615,000	AAA	Series B, 5.000% due 7/1/32	3,376,776
358,000	AAA	Series C, 5.000% due 6/1/20	364,866
289,000	AAA	Series C, 5.000% due 6/1/22	305,687
145,000	AAA	Series E, 5.000% due 6/1/24	153,306
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,525,060
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	97,402
70,000	AA+	Series NPFG, 5.500% due 10/1/22	78,424
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	699,720
145,000	AA	Series A, 5.000% due 8/1/32	170,498
		Total Florida	45,830,207
Georgia - 2.3%
830,000	A-	Burke County Development Authority, Revenue Bonds, 2.925% due 11/1/53(b)	867,076

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia - 2.3% - (continued)
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
$30,000	AA-	5.000% due 11/1/27	$35,686
70,000	AA-	5.000% due 11/1/29	82,795
205,000	Aaa(a)	Colquitt County Development Authority, Revenue Bonds, zero coupon, due 12/1/21	199,137
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	48,296
		DeKalb County Hospital Authority, Revenue Bonds:
170,000	WD(f)	Series Prerefunded 9/1/20 @ 100, 6.000% due 9/1/30(c)	176,142
310,000	WD(f)	Series Prerefunded 9/1/20 @ 100, 6.125% due 9/1/40(c)	321,489
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	191,750
		Main Street Natural Gas, Inc., Revenue Bonds:
1,690,000	Aa1(a)	Series B, 4.000% due 8/1/49(b)	1,882,542
840,000	Aa2(a)	Series C, 4.000% due 8/1/48(b)	916,499
195,000	A3(a)	Monroe County Development Authority, Revenue Bonds, 2.350% due 10/1/48(b)	197,012
		Municipal Electric Authority of Georgia, Revenue Bonds:
45,000	A-	Series A, 5.250% due 1/1/20	45,134
265,000	A-	Series A, 5.000% due 1/1/21	275,194
160,000	A-	Series A, 5.000% due 1/1/27	192,442
145,000	A-	Series A, 5.000% due 1/1/30	178,447
105,000	A	Series GG, 5.000% due 1/1/24	116,083
35,000	A	Series GG, 5.000% due 1/1/25	38,667
145,000	A	Municipal Electric Authority of Georgia, Revenue Bonds, Series GG, 5.000% due 1/1/26	159,957
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	66,159
35,000	AA-	Series S, 5.000% due 10/1/22	38,593
70,000	AA-	Series S, 5.000% due 10/1/24	77,042
40,000	AA-	Series U, 5.000% due 10/1/24	46,646
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,417,650
2,500,000	AAA	Series A, 5.000% due 7/1/32	3,243,650
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,811,889
		Total Georgia	20,625,977
Hawaii - 0.1%
		City & County of Honolulu HI, GO:
115,000	Aa1(a)	Series D, 5.000% due 9/1/22	126,993
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	111,043
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	614,705
115,000	AA-	State of Hawaii Airports System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/45(d)	130,681
		Total Hawaii	983,422
Idaho - 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
60,000	A2(a)	5.000% due 7/15/20	61,392
90,000	A2(a)	5.000% due 7/15/21	95,429
100,000	A2(a)	5.000% due 7/15/22	109,467
45,000	A2(a)	5.000% due 7/15/23	50,753
35,000	A2(a)	5.000% due 7/15/24	40,595
35,000	A2(a)	5.000% due 7/15/25	41,691
95,000	A2(a)	5.000% due 7/15/27	118,174
75,000	Aa1(a)	Series A, 4.000% due 1/1/50	82,136
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d'Alene, GO, 4.000% due 9/15/28	2,789,979
		Total Idaho	3,389,616

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois - 6.8%
		Chicago Board of Education, GO:
$185,000	BB-	Series A, 5.000% due 12/1/27	$215,118
1,180,000	BB-	Series A, 5.000% due 12/1/30	1,392,848
60,000	BB-	Series A, 5.000% due 12/1/41	62,340
55,000	BB-	Series A, 5.000% due 12/1/42	58,112
45,000	BB-	Series A, NPFG, 5.250% due 12/1/21	47,619
240,000	BB-	Series B, 5.000% due 12/1/28	282,305
100,000	BB-	Series C, 5.000% due 12/1/24	111,439
640,000	BB-	Series C, 5.000% due 12/1/25	724,198
1,465,000	BB-	Series C, 5.000% due 12/1/26	1,679,652
505,000	BB-	Series C, 5.000% due 12/1/27	587,214
45,000	BB-	Series C, 5.250% due 12/1/39	49,429
170,000	BB-	Series C, 5.500% due 12/1/39	178,483
530,000	BB-	Series D, 5.000% due 12/1/46	597,427
30,000	BB-	Series F, 5.000% due 12/1/20	30,888
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Series A, 5.000% due 1/1/29(d)	76,128
100,000	A	Series A, 5.000% due 1/1/30(d)	116,622
70,000	A	Series A, 5.000% due 1/1/31(d)	81,337
190,000	A	Series A, 5.000% due 1/1/32(d)	212,300
30,000	A	Series B, 5.000% due 1/1/22	32,281
95,000	A	Series B, 5.000% due 1/1/24	108,513
		Chicago O'Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(d)	88,216
50,000	A	Series A, 5.000% due 1/1/22	53,856
130,000	A	Series B, 5.000% due 1/1/20	130,383
200,000	A	Series B, 5.000% due 1/1/22(d)	214,694
65,000	A	Series C, 5.000% due 1/1/22	70,012
40,000	A	Series C, 5.000% due 1/1/23	44,494
45,000	A	Series C, 5.000% due 1/1/24	51,555
65,000	A	Series C, 5.000% due 1/1/25	76,455
60,000	A	Series C, 5.000% due 1/1/26	72,137
70,000	A	Series C, 5.000% due 1/1/33	82,256
80,000	A	Series C, 5.000% due 1/1/34	93,866
420,000	A	Series C, Prerefunded 1/1/21 @ 100, 6.500% due 1/1/41(c)	443,995
60,000	A	Series D, 5.000% due 1/1/27(d)	72,651
15,000	A	Series D, 5.000% due 1/1/28(d)	18,058
85,000	A	Series D, 5.000% due 1/1/31(d)	100,865
45,000	A	Series D, 5.000% due 1/1/33(d)	53,143
		Chicago Transit Authority, Revenue Bonds:
50,000	A+	5.000% due 6/1/22	54,032
45,000	A+	5.000% due 6/1/23	49,952
500,000	BBB+	City of Chicago IL, GO, zero coupon, due 1/1/20	499,250
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	42,703
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds AGM-Insured, 5.250% due 11/1/33	30,082
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	32,183
40,000	AA-	Series B, 5.000% due 12/15/24	42,887
60,000	AA-	Series C, 5.000% due 12/15/25	64,176
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	182,156
		County of Cook IL, GO:
565,000	AA-	Series A, 5.250% due 11/15/24	586,004

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois - 6.8% - (continued)
$60,000	AA-	Series C, 5.000% due 11/15/22	$65,526
145,000	AA-	Series C, 5.000% due 11/15/23	158,053
540,000	AA-	Series C, 5.000% due 11/15/24	588,287
15,000	AA	Series C, AGM, 5.000% due 11/15/25	16,460
85,000	AA-	Series G, 5.000% due 11/15/25	87,752
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	41,842
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	790,219
		Illinois Finance Authority, Revenue Bonds:
485,000	AA+	4.000% due 2/15/41(g)	530,949
90,000	AA-	5.000% due 8/15/23	92,426
40,000	AA+	5.000% due 7/15/25	47,718
60,000	AA+	5.000% due 7/15/26	73,217
75,000	A+	5.000% due 11/15/26	81,813
25,000	Baa1(a)	5.000% due 8/15/27	28,930
70,000	A	5.000% due 5/15/28	83,011
60,000	AA+	5.000% due 7/15/28	75,244
40,000	A	5.000% due 5/15/29	47,146
150,000	AAA	5.000% due 7/1/29	184,002
25,000	A+	5.000% due 11/15/29	27,128
110,000	A3(a)	5.000% due 12/1/29	129,063
145,000	AAA	5.000% due 1/1/30	177,487
255,000	AAA	5.000% due 7/1/31	310,478
235,000	AA+	5.000% due 9/1/32	255,572
175,000	Baa1(a)	5.000% due 8/15/35	198,328
170,000	A	5.000% due 1/1/36	196,676
870,000	A	5.000% due 1/1/38	1,005,476
315,000	AA+	5.000% due 9/1/38	340,619
2,230,000	A3(a)	5.000% due 12/1/40	2,550,250
95,000	A+	5.000% due 11/15/43	100,759
1,300,000	A	5.000% due 1/1/44	1,484,457
840,000	Baa1(a)	5.000% due 8/15/44	937,230
100,000	A3(a)	5.000% due 12/1/46	113,456
25,000	BBB+	5.000% due 8/1/49	28,280
4,360,000	AA+	5.000% due 7/15/57(b)	4,828,003
10,000	A+	Series A, 5.000% due 11/15/21	10,712
45,000	A	Series A, 5.000% due 5/15/23	48,814
495,000	AA-	Series A, 5.000% due 2/15/24	566,087
95,000	AA-	Series A, 5.000% due 2/15/25	111,426
45,000	AA-	Series A, 5.000% due 2/15/26	53,986
30,000	A	Series A, 5.000% due 11/15/27	35,452
35,000	A	Series A, 5.000% due 11/15/28	41,128
1,000,000	A	Series A, 5.000% due 5/15/29	1,237,250
55,000	A	Series A, 5.000% due 11/15/29	64,159
1,000,000	A	Series A, 5.000% due 5/15/30	1,228,020
75,000	A	Series A, 5.000% due 7/1/30	88,546
1,000,000	A	Series A, 5.000% due 5/15/31	1,216,630
100,000	A	Series A, 5.000% due 11/15/32	115,483
95,000	BBB	Series A, 5.000% due 8/15/33	108,996
50,000	A	Series A, 5.000% due 7/1/34	58,008
15,000	AA+	Series A, 5.000% due 9/1/34	17,113

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois - 6.8% - (continued)
$60,000	A+	Series A, 5.000% due 11/15/34	$68,653
255,000	A	Series A, 5.000% due 7/1/36	294,127
70,000	A	Series A, 5.000% due 11/15/45	78,254
20,000	BBB+	Series A, 5.000% due 8/1/47	22,648
60,000	AA+	Series A, 6.000% due 5/1/20	61,187
60,000	WD(f)	Series A, Prerefunded 2/15/20 @ 100, 5.500% due 8/15/24(c)	60,518
40,000	WD(f)	Series A, Prerefunded 2/15/20 @ 100, 5.750% due 8/15/29(c)	40,366
185,000	AA+	Series A, Prerefunded 5/1/20 @ 100, 6.250% due 5/1/21(c)	188,848
85,000	A+	Series B, 5.000% due 11/15/26	100,006
35,000	AA+	Series C, 3.750% due 2/15/34	37,830
160,000	AA+	Series C, 4.000% due 2/15/36	177,435
35,000	AA+	Series C, 5.000% due 2/15/22	37,862
40,000	BBB+	Series C, 5.000% due 8/1/22	43,410
15,000	AA+	Series C, 5.000% due 2/15/24	17,253
45,000	BBB+	Series C, 5.000% due 8/1/24	51,297
75,000	AA+	Series C, 5.000% due 2/15/26	90,864
200,000	AA+	Series C, 5.000% due 2/15/28	246,444
135,000	AA+	Series C, 5.000% due 2/15/29	165,440
50,000	AA+	Series C, 5.000% due 2/15/31	60,540
365,000	AA+	Series C, 5.000% due 2/15/32	440,628
145,000	AA+	Series C, 5.000% due 2/15/33	174,610
65,000	AA+	Series C, 5.000% due 2/15/36	77,123
315,000	AA+	Series C, 5.000% due 2/15/41	369,284
45,000	NR	Series C, Prerefunded 8/15/20 @ 100, 5.000% due 8/15/23(c)	46,201
1,055,000	AA+	Series E, 1.750% due 11/15/42(b)	1,061,087
60,000	AA-	Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(c)	64,443
230,000	Baa2(a)	Series Prerefunded 5/15/22 @ 100, 5.000% due 5/15/43(c)	250,511
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	341,055
105,000	A	Series A, 5.000% due 2/1/31	122,227
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	58,647
365,000	AA-	Series A, 5.000% due 1/1/40	418,691
290,000	AA-	Series C, 5.000% due 1/1/38	330,006
175,000	AA-	Series D, 5.000% due 1/1/24	200,191
255,000	Aa3(a)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Series B, AMBAC AMBAC-Insured, zero coupon, due 1/1/22	247,715
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	301,917
55,000	AA	5.000% due 1/1/29	66,442
155,000	Baa2(a)	Lake County Community High School District No 117 Antioch, GO, Series B, NPFG, zero coupon, due 12/1/20	152,232
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, zero coupon, due 1/1/24	212,168
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/24	199,386
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	204,100
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	150,360
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	74,452
175,000	AA+	5.000% due 2/1/27	204,477
		Metropolitan Pier & Exposition Authority, Revenue Bonds:
75,000	Baa2(a)	Series A, NPFG, zero coupon, due 6/15/20	74,299
105,000	Baa2(a)	Series A, NPFG, zero coupon, due 6/15/23	97,455
195,000	BBB	Series A, NPFG, zero coupon, due 12/15/23	178,616
4,680,000	BBB	Series A, NPFG, zero coupon, due 6/15/28	3,732,768
115,000	AA	Series B, AGM, zero coupon, due 6/15/47	44,627

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois - 6.8% - (continued)
		Railsplitter Tobacco Settlement Authority, Revenue Bonds:
$310,000	A	5.000% due 6/1/23	$347,026
405,000	A	5.000% due 6/1/24	465,657
405,000	WD(f)	Series Prerefunded 6/1/21 @ 100, 5.500% due 6/1/23(c)	430,843
		Regional Transportation Authority, Revenue Bonds:
70,000	AA	Series A, 5.000% due 7/1/20	71,501
70,000	AA	Series A, 5.000% due 7/1/21	74,065
		State of Illinois, GO:
95,000	BBB-	5.000% due 3/1/20	95,766
120,000	BBB-	5.000% due 11/1/20	123,520
345,000	AA	5.000% due 1/1/21	345,956
80,000	BBB-	5.000% due 3/1/21	83,114
45,000	BBB-	5.000% due 8/1/21	47,246
225,000	BBB-	5.000% due 1/1/22	238,435
145,000	BBB-	5.000% due 3/1/22	154,326
190,000	BBB-	5.000% due 8/1/22	204,396
45,000	BBB-	5.000% due 2/1/23	48,799
220,000	BBB-	5.000% due 4/1/23	239,474
100,000	BBB-	5.000% due 8/1/23	109,662
225,000	BBB-	5.000% due 6/1/25	253,597
65,000	BBB-	5.000% due 2/1/26	71,354
3,005,000	BBB-	5.000% due 6/1/26	3,430,959
270,000	BBB-	5.000% due 2/1/27	306,164
180,000	BBB-	5.000% due 2/1/28	205,497
60,000	BBB-	5.000% due 4/1/28	65,950
25,000	BBB-	5.000% due 5/1/28	27,518
165,000	BBB-	5.000% due 2/1/29	187,706
70,000	BBB-	5.000% due 5/1/32	76,332
190,000	BBB-	5.000% due 5/1/33	206,882
305,000	BBB-	5.250% due 2/1/31	334,695
115,000	BBB-	5.500% due 7/1/38	126,049
65,000	BBB-	Series A, 4.000% due 1/1/23	67,341
105,000	BBB-	Series A, 5.000% due 1/1/33	109,883
365,000	BBB-	Series B, 5.000% due 9/1/21	384,312
360,000	BBB-	Series B, 5.000% due 9/1/22	388,095
365,000	BBB-	Series B, 5.000% due 9/1/23	400,996
365,000	BBB-	Series B, 5.000% due 9/1/24	407,234
1,500,000	BBB-	Series B, 5.000% due 10/1/26	1,720,260
620,000	BBB-	Series D, 5.000% due 11/1/23	681,182
405,000	BBB-	Series D, 5.000% due 11/1/25	457,330
390,000	BBB-	Series D, 5.000% due 11/1/26	444,588
735,000	A2(a)	Tender Option Bond Trust Receipts/Certificates, Series 2017XG0108, 1.250% due 4/1/46(b)(e)	735,000
		University of Illinois, Revenue Bonds:
115,000	A-	6.250% due 10/1/38	131,179
115,000	A-	6.000% due 10/1/42	129,819
		Will County Community Unit School District No 365 Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,879,969
165,000	AA	Series B, zero coupon, due 11/1/26	143,492
200,000	AA	Will County School District No 86 Joliet, GO AGM-Insured, zero coupon, due 11/1/21	194,048
		Total Illinois	59,957,898
Indiana - 2.0%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds:
315,000	A	Series A, 5.000% due 10/1/24	365,422

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana - 2.0% - (continued)
$340,000	A	Series A, 5.000% due 10/1/25	$404,444
240,000	AA	Series B, AGM, 5.000% due 10/1/20	247,404
160,000	AA	Series B, AGM, 5.000% due 10/1/21	170,806
		City of Whiting IN, Revenue Bonds:
360,000	A-	5.000% due 12/1/44(b)(d)	426,445
1,020,000	A-	5.000% due 11/1/45(b)(d)	1,116,982
415,000	A-	5.250% due 1/1/21	431,845
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	324,945
330,000	AA+	Hobart Building Corp., Revenue Bonds, Series Prerefunded 1/15/20 @ 100, NPFG, 6.500% due 1/15/29(c)	332,059
		Indiana Finance Authority, Revenue Bonds:
600,000	BBB+	1.400% due 5/1/34(b)(d)	600,000
535,000	AA	1.650% due 12/1/42(b)	538,066
320,000	AA	2.250% due 12/1/58(b)	332,019
30,000	AA-	5.000% due 3/1/22	32,524
90,000	AA-	5.000% due 8/15/25	101,408
30,000	AA-	5.000% due 9/1/25	35,669
30,000	AA-	5.000% due 9/1/26	36,411
15,000	AA-	5.000% due 9/1/29	17,918
5,000,000	AAA	5.000% due 2/1/35	6,289,450
240,000	AA-	5.000% due 3/1/36	273,907
60,000	AA-	5.000% due 9/1/36	70,454
115,000	AA	Series A, 5.250% due 10/1/24	123,227
65,000	AA	Series A, 5.000% due 10/1/25	71,940
70,000	AA	Series A, 5.000% due 10/1/26	81,739
35,000	AA	Series A, 5.000% due 10/1/28	40,706
45,000	AA-	Series Prerefunded 3/01/22 @ 100, 5.000% due 3/1/23(c)	48,785
30,000	AA-	Series Prerefunded 3/01/22 @ 100, 5.000% due 3/1/30(c)	32,524
155,000	AA-	Series Prerefunded 3/01/22 @ 100, 5.000% due 3/1/41(c)	168,039
		Indiana Health Facility Financing Authority, Revenue Bonds:
2,500,000	AA+	Series E, 1.080% due 11/15/39(b)	2,500,000
1,000,000	AA+	Series F, 2.000% due 11/15/36(b)(g)	1,019,760
295,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	317,789
		Indiana Municipal Power Agency, Revenue Bonds:
20,000	A+	Series A, 5.000% due 1/1/24	21,813
20,000	A+	Series A, 5.000% due 1/1/25	21,802
55,000	A+	Series A, 5.000% due 1/1/26	59,926
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(c)	10,991
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(c)	10,991
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(c)	27,478
515,000	AAA	Indiana University, Revenue Bonds, Series W-1, 5.000% due 8/1/26	601,613
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 4.000% due 1/15/22	42,273
30,000	AA+	Series B, 5.000% due 7/15/22	32,848
80,000	AA+	Series B, 5.000% due 7/15/23	89,018
120,000	AA+	Series B, 5.000% due 7/15/24	133,409
125,000	AA+	Series B, 5.000% due 7/15/25	138,846
		Total Indiana	17,743,695
Iowa - 1.4%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,340,470
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,766,899

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Iowa - 1.4% - (continued)
$90,000	BBB(f)	Series A, 5.000% due 5/15/43	$100,961
105,000	BBB(f)	Series A, 5.000% due 5/15/48	117,387
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	5,931,050
		Total Iowa	12,256,767
Kansas - 0.2%
1,000,000	Aa2(a)	Geary County Unified School District No 475, GO, Series B, 5.000% due 9/1/20	1,028,740
30,000	AA-	Kansas Development Finance Authority, Revenue Bonds, Series H, 5.000% due 3/1/25	30,284
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
130,000	A	Series A, 5.000% due 9/1/24	142,741
30,000	A	Series A, 5.000% due 9/1/30	35,140
35,000	A	Series A, 5.000% due 9/1/32	40,754
30,000	A	Series B, 5.000% due 9/1/23	32,949
45,000	A	Series B, 5.000% due 9/1/24	49,410
		Total Kansas	1,360,018
Kentucky - 1.7%
		City of Pikeville KY, Revenue Bonds:
595,000	Baa2(a)	6.000% due 3/1/22	624,298
185,000	Baa2(a)	Series Prerefunded 3/1/21 @ 100, 6.000% due 3/1/22(c)	195,956
		County of Carroll KY, Revenue Bonds:
1,250,000	A	1.200% due 2/1/32(b)(d)	1,248,525
280,000	A	1.750% due 10/1/34(b)(d)	277,788
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	29,513
15,000	A1(a)	5.000% due 1/1/26	18,141
45,000	A1(a)	5.000% due 1/1/29	53,727
50,000	A1(a)	5.000% due 1/1/30	59,442
1,530,000	A2(a)	Kentucky Bond Development Corp., Revenue Bonds, Series A, 5.000% due 9/1/24	1,774,020
		Kentucky Economic Development Finance Authority, Revenue Bonds:
45,000	AA	5.000% due 12/1/47	48,837
50,000	Baa3(a)	Series B, 5.000% due 6/1/25	57,378
55,000	Baa3(a)	Series B, 5.000% due 6/1/26	62,951
55,000	Baa3(a)	Series B, 5.000% due 6/1/27	62,749
60,000	Baa3(a)	Series B, 5.000% due 6/1/28	68,234
65,000	Baa3(a)	Series B, 5.000% due 6/1/29	73,673
65,000	Baa3(a)	Series B, 5.000% due 6/1/30	73,420
5,000,000	A1(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,523,250
		Kentucky State Property & Building Commission, Revenue Bonds:
145,000	A-	5.000% due 5/1/28	178,276
15,000	A-	5.000% due 5/1/29	18,288
40,000	AA	5.000% due 5/1/31	48,950
110,000	A-	Series A, 5.000% due 10/1/27	123,307
165,000	A-	Series A, 5.000% due 2/1/29	193,340
170,000	A-	Series A, 5.000% due 2/1/30	198,234
65,000	A-	Series A, 5.000% due 2/1/32	75,292
80,000	A-	Series A, 5.000% due 2/1/33	92,464
1,285,000	A-	Series B, 5.000% due 11/1/27	1,542,231
55,000	A1(a)	Series D, 5.000% due 5/1/21	57,843
35,000	A1(a)	Series D, 5.000% due 5/1/26	41,759
30,000	A1(a)	Series D, 5.000% due 5/1/27	36,415
30,000	A1(a)	Series D, 5.000% due 5/1/28	36,195
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
525,000	A	Series A, 5.000% due 10/1/29	629,968
95,000	A	Series A, 5.000% due 10/1/32	112,482

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kentucky - 1.7% - (continued)
$70,000	A	Series A, 5.500% due 10/1/33	$79,090
185,000	A	Series A, 5.750% due 10/1/38	209,768
100,000	BBB+	Series Prerefunded 6/01/22 @ 100, 5.000% due 12/1/28(c)	108,949
335,000	BBB+	Series Prerefunded 6/01/22 @ 100, 5.000% due 12/1/29(c)	364,979
20,000	BBB+	Series Prerefunded 6/01/22 @ 100, 5.000% due 12/1/30(c)	21,790
355,000	A+	University of Louisville, Revenue Bonds, Series C, 3.000% due 9/1/21	364,997
		Total Kentucky	14,786,519
Louisiana - 0.9%
		Calcasieu Parish Memorial Hospital Service District, Revenue Bonds:
100,000	BB+	5.000% due 12/1/25	116,200
100,000	BB+	5.000% due 12/1/26	117,870
100,000	BB+	5.000% due 12/1/27	119,283
100,000	BB+	5.000% due 12/1/28	120,304
90,000	AA-	City of New Orleans LA, GO, 5.000% due 12/1/20	93,352
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,824,765
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A	Series A, 5.000% due 12/15/22	44,420
85,000	A	Series A, 5.000% due 12/15/23	97,146
60,000	A2(a)	Louisiana Stadium & Exposition District, Revenue Bonds, Series A, 5.000% due 7/1/24	67,527
		New Orleans Aviation Board, Revenue Bonds:
70,000	A-	Series B, 5.000% due 1/1/24(d)	79,243
85,000	A-	Series B, 5.000% due 1/1/25(d)	98,531
65,000	A-	Series B, 5.000% due 1/1/27(d)	74,804
10,000	A-	Series B, 5.000% due 1/1/29(d)	11,923
20,000	A-	Series B, 5.000% due 1/1/31(d)	23,632
20,000	A-	Series B, 5.000% due 1/1/36(d)	23,364
15,000	A-	Series B, 5.000% due 1/1/37(d)	17,463
20,000	A-	Series D2, 5.000% due 1/1/26(d)	23,663
15,000	A-	Series D2, 5.000% due 1/1/29(d)	17,885
20,000	A-	Series D2, 5.000% due 1/1/30(d)	23,731
45,000	A-	Series D2, 5.000% due 1/1/32(d)	53,021
35,000	A-	Series D2, 5.000% due 1/1/35(d)	40,956
15,000	A-	Series D2, 5.000% due 1/1/38(d)	17,419
		Parish of St John the Baptist LA, Revenue Bonds:
565,000	BBB	2.000% due 6/1/37(b)	564,802
270,000	BBB	2.100% due 6/1/37(b)	270,581
600,000	BBB	2.200% due 6/1/37(b)	601,074
3,500,000	AA-	State of Louisiana, GO, Series C, 5.000% due 7/15/20	3,582,740
		Total Louisiana	8,125,699
Maine - 0.3%
		Maine Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB	5.000% due 7/1/43	166,114
60,000	BBB	Series A, 4.000% due 7/1/41	62,597
80,000	BBB	Series A, 4.000% due 7/1/46	83,064
25,000	BBB	Series A, 5.000% due 7/1/41	27,896
15,000	BBB	Series A, 5.000% due 7/1/46	16,678
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,567,300
		Maine Turnpike Authority, Revenue Bonds:
65,000	AA-	5.000% due 7/1/25	78,200
60,000	AA-	5.000% due 7/1/27	71,293
		Total Maine	3,073,142

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maryland - 3.4%
		City of Baltimore MD, Revenue Bonds:
$105,000	AA	Series C, 5.000% due 7/1/28	$129,505
195,000	AA	Series C, 5.000% due 7/1/31	238,005
200,000	AA	Series C, 5.000% due 7/1/33	242,994
170,000	AA-	Series D, 5.000% due 7/1/33	206,166
2,500,000	SP-1+	County of Baltimore MD, GO, 4.000% due 3/19/20(g)	2,521,250
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	3,154,250
		County of Prince George's MD, GO:
3,595,000	AAA	Series A, 5.000% due 7/15/22	3,955,866
5,805,000	AAA	Series A, 5.000% due 7/15/29	7,429,355
2,065,000	AAA	Series C, 4.000% due 8/1/26	2,264,149
		Maryland Community Development Administration, Revenue Bonds:
405,000	Aa2(a)	Series B, 4.000% due 9/1/49	444,188
320,000	Aa2(a)	Series C, 5.000% due 9/1/28	402,739
315,000	Aa2(a)	Series C, 3.500% due 3/1/50	339,598
		Maryland Economic Development Corp., Revenue Bonds:
45,000	Baa3(a)	Series A, 5.000% due 6/1/23	50,082
45,000	Baa3(a)	Series A, 5.000% due 6/1/24	51,424
45,000	Baa3(a)	Series A, 5.000% due 6/1/25	52,529
60,000	Baa3(a)	Series A, 5.000% due 6/1/26	71,464
40,000	Baa3(a)	Series A, 5.000% due 6/1/27	48,472
30,000	Baa3(a)	Series A, 5.000% due 6/1/31	36,376
30,000	Baa3(a)	Series A, 5.000% due 6/1/32	36,272
35,000	BBB	Series D, 5.000% due 3/31/30(d)	40,690
65,000	BBB	Series D, 5.000% due 3/31/51(d)	72,700
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
30,000	BBB	5.000% due 7/1/27	35,239
40,000	BBB	5.000% due 7/1/28	46,832
65,000	BBB	5.000% due 7/1/29	75,842
30,000	BBB	5.000% due 7/1/31	34,793
35,000	A	Series A, 5.000% due 7/1/24	38,163
30,000	A	Series A, 5.000% due 7/1/25	32,663
65,000	BBB	Series A, 5.000% due 7/1/33	75,713
50,000	BBB	Series A, 5.000% due 7/1/34	58,074
20,000	BBB	Series A, 5.000% due 7/1/35	23,156
50,000	BBB	Series A, 5.000% due 7/1/36	57,705
155,000	BBB	Series A, 4.000% due 7/1/42	164,179
70,000	WD(f)	Series Prerefunded 7/1/20 @ 100, 5.625% due 7/1/30(c)	71,819
225,000	WD(f)	Series Prerefunded 7/1/20 @ 100, 5.750% due 7/1/38(c)	231,007
		State of Maryland, GO:
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,595,040
1,500,000	AAA	Series C, 5.000% due 8/1/20	1,538,610
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,261,120
		Total Maryland	30,128,029
Massachusetts - 1.3%
		Commonwealth of Massachusetts, GO:
290,000	AA	Series A, Prerefunded 4/1/21 @ 100, 5.000% due 4/1/23(c)	304,941
400,000	AA	Series B, 5.250% due 8/1/20	411,008
90,000	AA	Series B, 5.000% due 7/1/22	98,904
520,000	AA	Series C, 5.000% due 4/1/23	585,816
2,000,000	AA	Series C, 5.000% due 5/1/42	2,481,940
45,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/45	52,027

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Massachusetts - 1.3% - (continued)
		Massachusetts Development Finance Agency, Revenue Bonds:
$45,000	AA-	5.000% due 7/1/23	$50,999
115,000	AA-	5.000% due 7/1/24	134,238
50,000	A	5.000% due 7/1/30	63,062
235,000	A	5.000% due 7/1/31	294,732
500,000	Baa2(a)	5.000% due 7/1/34	607,920
65,000	AAA	Series A, 5.000% due 7/15/22	71,560
145,000	NR	Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(c)(e)	168,396
140,000	BBB	Series D, 5.000% due 7/1/44	157,133
500,000	AA+	Series N, 1.450% due 7/1/41(b)	501,785
55,000	AA-	Series Q-1, 5.000% due 7/1/21	55,163
105,000	AA-	Series S, 5.000% due 7/1/30	130,864
585,000	A+	Series S-1, 5.000% due 10/1/24	689,990
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	384,989
215,000	AA-	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Series I4, 5.000% due 7/1/20	215,617
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,298,068
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, 4.000% due 11/1/43	2,641,075
		Total Massachusetts	11,400,227
Michigan - 1.5%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 2.006% due 7/1/32(b)	157,808
85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	92,601
155,000	AA	Detroit Downtown Development Authority, Series A, AGM-Insured, 5.000% due 7/1/37	172,690
		Grand Rapids Public Schools, GO:
40,000	AA	5.000% due 5/1/27	49,678
55,000	AA	5.000% due 5/1/29	67,467
100,000	AA	5.000% due 5/1/30	119,502
145,000	AA	5.000% due 5/1/31	172,727
20,000	AA	5.000% due 5/1/32	23,772
90,000	AA	5.000% due 5/1/33	106,812
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	119,295
75,000	A2(a)	5.000% due 5/15/28	89,141
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	110,287
		Kent Hospital Finance Authority, Revenue Bonds:
30,000	AA	Series A, 5.000% due 11/15/20	31,059
20,000	AA	Series A, 5.000% due 11/15/21	21,440
		Michigan Finance Authority, Revenue Bonds:
310,000	AA	5.000% due 7/1/22	339,670
1,250,000	Aa3(a)	5.000% due 11/1/23	1,421,475
45,000	AA-	5.000% due 12/1/23	51,429
750,000	Aa3(a)	5.000% due 11/1/24	877,793
50,000	AA-	5.000% due 12/1/24	58,813
85,000	AA-	5.000% due 12/1/25	102,650
40,000	AA-	5.000% due 12/1/26	49,362
10,000	AA-	5.000% due 7/1/27	11,799
35,000	AA-	5.000% due 12/1/27	44,043

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan - 1.5% - (continued)
$160,000	A+	5.000% due 8/15/28	$179,850
60,000	AA-	5.000% due 12/1/28	74,900
30,000	AA-	5.000% due 7/1/29	35,160
60,000	A+	5.000% due 8/15/29	67,260
35,000	AA-	5.000% due 7/1/31	40,874
30,000	AA-	5.000% due 7/1/32	34,964
25,000	AA-	5.000% due 7/1/33	29,160
205,000	A+	5.000% due 11/15/36	223,128
45,000	A+	5.000% due 11/15/42	48,496
735,000	AA-	5.000% due 12/1/44(b)	861,244
45,000	WR(a)	Series A, 5.000% due 6/1/21	47,470
190,000	A	Series A, 5.000% due 11/15/48	229,533
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(c)	71,069
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(c)	153,072
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	593,465
80,000	AA-	Series I, 5.000% due 4/15/35	95,809
		Michigan State Hospital Finance Authority, Revenue Bonds:
750,000	AA-	Series C, 5.000% due 12/1/19	750,000
700,000	AA-	Series C, 5.000% due 12/1/20	726,215
45,000	AA-	Series C, 5.000% due 12/1/24	52,932
40,000	AA-	Series C, 5.000% due 12/1/25	48,306
60,000	AA-	Series C, 5.000% due 12/1/26	74,043
40,000	AA-	Series C, 5.000% due 12/1/27	50,335
60,000	AA-	Series C, 5.000% due 12/1/28	74,900
180,000	AA+	Series C, 2.400% due 11/15/47(b)	185,501
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	790,897
		Michigan Strategic Fund, Revenue Bonds:
290,000	A	1.450% due 8/1/29(b)	289,301
35,000	A	1.450% due 9/1/30(b)	34,916
500,000	A	1.800% due 10/1/49(b)(d)	500,525
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	42,423
90,000	AA-	5.000% due 11/1/29	108,435
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	5.000% due 9/1/22	33,017
60,000	A+	5.000% due 9/1/24	68,993
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	118,486
280,000	AA+	State of Michigan Trunk Line Revenue, Revenue Bonds AGM-Insured, 5.500% due 11/1/20	291,239
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	153,711
140,000	AA	5.000% due 5/1/31	165,008
145,000	AA	5.000% due 5/1/32	170,524
		Wayne County Airport Authority, Revenue Bonds:
5,000	A	Series A, 5.000% due 12/1/29	6,174
10,000	A	Series A, 5.000% due 12/1/30	12,289
10,000	A	Series A, 5.000% due 12/1/31	12,242
15,000	A	Series A, 5.000% due 12/1/36	18,108
620,000	A	Series B, 5.000% due 12/1/29(d)	756,344
15,000	A	Series B, 5.000% due 12/1/30(d)	18,198
15,000	A	Series B, 5.000% due 12/1/31(d)	18,153
10,000	A	Series B, 5.000% due 12/1/33(d)	12,044
25,000	A	Series B, 5.000% due 12/1/36(d)	29,896
60,000	A	Series C, 5.000% due 12/1/22	66,530
65,000	A	Series C, 5.000% due 12/1/23	74,204
70,000	A	Series C, 5.000% due 12/1/24	82,153
60,000	A	Series C, 5.000% due 12/1/25	72,191
45,000	A	Series C, 5.000% due 12/1/26	55,265

See Notes to Financial Statements.

Schedules of Investments
November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan - 1.5% - (continued)
$45,000	A	Series C, 5.000% due 12/1/27	$56,281
		Total Michigan	13,096,546
Minnesota - 1.7%
60,000	Baa1(a)	City of Maple Grove MN, Revenue Bonds, 5.000% due 9/1/26	70,792
40,000	WD(f)	Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds, Series Prerefunded 11/15/25 @ 100, 5.000% due 11/15/40(c)	48,396
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,589,025
		Minnesota Agricultural & Economic Development Board, Revenue Bonds:
120,000	AA	Series C1, 5.000% due 2/15/21	120,909
165,000	AA	Series C1, 5.000% due 2/15/22	166,262
130,000	A-	Northern Municipal Power Agency, Revenue Bonds, Series A1, 5.000% due 1/1/20	130,383
		State of Minnesota, GO:
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,255,250
4,835,000	AAA	Series B, 5.000% due 8/1/27	6,111,392
		Total Minnesota	15,492,409
Mississippi - 0.7%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
225,000	A2(a)	5.000% due 1/1/30	282,713
435,000	A2(a)	5.000% due 1/1/34	538,743
3,000,000	A+	State of Mississippi, Revenue Bonds, Series A, 5.000% due 10/15/34	3,717,870
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	199,624
1,250,000	AA	Series A, 5.000% due 10/1/34	1,544,400
		Total Mississippi	6,283,350
Missouri - 0.4%
		Cape Girardeau County Industrial Development Authority, Revenue Bonds:
30,000	BBB-	Series A, 5.000% due 3/1/27	35,435
35,000	BBB-	Series A, 5.000% due 3/1/36	40,047
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	35,820
30,000	A+	5.000% due 5/15/30	35,637
30,000	A+	5.000% due 5/15/31	35,486
85,000	A+	5.000% due 5/15/36	98,990
20,000	AA-	Series B, 4.000% due 2/1/40	21,348
70,000	AA-	Series B, 5.000% due 2/1/30	82,042
80,000	AA-	Series B, 5.000% due 2/1/32	93,183
65,000	AA-	Series B, 5.000% due 2/1/36	74,881
105,000	AA-	Series B, 5.000% due 2/1/45	119,028
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	3,034,125
5,000	A	Missouri Development Finance Board, Revenue Bonds, Series A, 6.000% due 6/1/20	5,111
85,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	93,498
10,000	Aaa(a)	Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds, 5.125% due 1/1/20	10,032
100,000	BB+(f)	St Louis County Industrial Development Authority, Revenue Bonds, 5.125% due 9/1/48	112,523
		Total Missouri	3,927,186
Montana - 0.1%
		Montana Board of Housing, Revenue Bonds:
120,000	AA+	Series A-1, 4.000% due 12/1/47(d)	125,930
40,000	AA+	Series B, 4.000% due 6/1/50	44,596
		Montana Facility Finance Authority, Revenue Bonds:
35,000	A+(f)	5.000% due 2/15/21	36,545
40,000	A+(f)	5.000% due 2/15/22	43,135
60,000	A+(f)	5.000% due 2/15/23	66,634

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Montana - 0.1% - (continued)
$60,000	A+(f)	5.000% due 2/15/24	$68,432
60,000	A+(f)	5.000% due 2/15/25	70,243
90,000	A+(f)	5.000% due 2/15/26	107,503
		Total Montana	563,018
Nebraska - 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
240,000	AA+	Series B, 4.000% due 9/1/49(d)	260,628
275,000	AA+	Series E, 3.750% due 9/1/49(d)	293,967
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	136,653
125,000	A+	Series B, 5.000% due 1/1/34	147,608
155,000	A+	Series B, 5.000% due 1/1/36	182,247
		Total Nebraska	1,021,103
Nevada - 1.3%
		City of Carson City NV, Revenue Bonds:
20,000	A-	5.000% due 9/1/24	22,884
15,000	A-	5.000% due 9/1/28	18,115
20,000	A-	5.000% due 9/1/30	23,900
20,000	A-	5.000% due 9/1/32	23,764
20,000	A-	5.000% due 9/1/34	23,604
		Clark County School District, GO:
75,000	A+	Series A, 5.000% due 6/15/21	79,210
65,000	A+	Series A, 5.000% due 6/15/23	72,963
170,000	A+	Series A, 5.000% due 6/15/25	201,571
3,620,000	A+	Series A, 5.000% due 6/15/28	4,513,778
1,000,000	A+	Series C, 5.000% due 6/15/23	1,122,510
280,000	A+	County of Clark Department of Aviation, Revenue Bonds, Series C, 5.000% due 7/1/21(d)	296,397
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,792,880
345,000	A-	County of Clark NV, Revenue Bonds, Series A, 1.875% due 6/1/31(b)	345,169
1,300,000	A+	County of Washoe NV, Revenue Bonds, 2.050% due 3/1/36(b)(d)	1,311,895
		Las Vegas Valley Water District, GO:
85,000	AA+	Series A, 5.000% due 6/1/32	102,417
145,000	AA+	Series A, 5.000% due 6/1/33	174,361
155,000	AA+	Series A, 5.000% due 6/1/34	186,070
30,000	AA+	Series B, 5.000% due 6/1/22	32,828
60,000	AA+	Series B, 5.000% due 6/1/23	65,687
60,000	AA+	Series B, 5.000% due 6/1/24	65,655
30,000	AA+	Series B, 5.000% due 6/1/25	32,828
130,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	142,983
		State of Nevada, GO:
40,000	AA+	5.000% due 8/1/21	42,533
80,000	AA+	5.000% due 3/1/25	89,666
		Total Nevada	11,783,668
New Hampshire - 0.4%
1,535,000	BBB+	City of Manchester NH General Airport Revenue, Revenue Bonds, Series A, 5.000% due 1/1/21	1,592,885
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, 2.150% due 7/1/27(b)(d)	746,283
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	A-	4.000% due 7/1/22	42,512
40,000	AA-	5.000% due 7/1/24	46,692
35,000	A-	5.000% due 7/1/26	37,985
135,000	A-	5.000% due 10/1/26	163,161
145,000	A-	5.000% due 10/1/27	173,853
60,000	A-	5.000% due 10/1/28	71,570

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Hampshire - 0.4% - (continued)
$70,000	AA-	5.000% due 7/1/30	$87,242
210,000	A-	5.000% due 10/1/30	247,834
25,000	A-	4.000% due 10/1/38	26,991
70,000	A2(a)	Series A, 5.000% due 10/1/43	75,361
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/22	70,281
65,000	AA-	Series B, 5.000% due 2/1/23	70,238
50,000	AA-	Series B, 5.000% due 2/1/24	54,006
		Total New Hampshire	3,506,894
New Jersey - 2.0%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	68,091
30,000	BBB+	5.000% due 2/15/25	33,973
		City of Bayonne NJ, GO:
45,000	AA	5.000% due 7/1/31	53,094
30,000	AA	5.000% due 7/1/32	35,314
30,000	AA	5.000% due 7/1/33	35,245
		New Jersey Economic Development Authority, Revenue Bonds:
40,000	BBB+	5.000% due 3/1/25	44,136
30,000	AA	5.000% due 6/1/25	35,260
40,000	AA	5.000% due 6/1/27	48,846
60,000	AA	5.000% due 6/1/28	72,725
45,000	AA	5.000% due 6/1/29	54,200
100,000	NR	5.000% due 10/1/39(e)	100,147
220,000	BBB+	Series II, 5.000% due 3/1/21	230,208
1,000,000	BBB+	Series EEE, 5.000% due 6/15/30	1,184,360
270,000	BBB+	Series NN, 5.000% due 3/1/23	298,256
370,000	BBB+	Series NN, 5.000% due 3/1/24	406,863
580,000	BBB+	Series XX, 5.000% due 6/15/26	667,574
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	64,863
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
10,000	BBB	5.000% due 7/1/21	10,528
25,000	BBB	5.000% due 7/1/22	27,160
90,000	BBB	5.000% due 7/1/23	100,389
25,000	BBB	5.000% due 7/1/24	28,547
25,000	BBB	5.000% due 7/1/25	29,166
10,000	BBB	5.000% due 7/1/26	11,875
15,000	BBB	5.000% due 7/1/27	17,766
75,000	BBB	5.000% due 7/1/28	88,343
250,000	BBB-	5.000% due 7/1/41	283,743
620,000	AA-	5.000% due 7/1/42(b)	736,938
615,000	AA-	5.000% due 7/1/45(b)	748,461
15,000	AA	Series A, 5.000% due 7/1/28	18,265
45,000	AA	Series A, 5.000% due 7/1/33	53,967
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	182,855
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	131,139
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	76,114
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	149,842
40,000	AA	Series 1A, 5.000% due 12/1/22(d)	44,093
100,000	AA	Series 1A, 5.000% due 12/1/24(d)	115,999
40,000	AA	Series 1B, 5.000% due 12/1/21(d)	42,800

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey - 2.0% - (continued)
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
$435,000	A+	5.000% due 6/15/27	$513,335
870,000	BBB+	Series A, zero coupon, due 12/15/27	704,508
195,000	BBB+	Series A, zero coupon, due 12/15/28	152,342
2,000,000	BBB+	Series A, 5.000% due 12/15/34	2,329,580
215,000	BBB+	Series AA, 5.000% due 6/15/23	233,234
345,000	BBB+	Series AA, 5.000% due 6/15/24	373,925
360,000	BBB+	Series AA, 5.000% due 6/15/25	408,909
215,000	BBB+	Series AA, 5.000% due 6/15/26	243,662
145,000	BBB+	Series AA, 5.000% due 6/15/29	156,078
90,000	BBB+	Series B4, 5.250% due 12/15/19	90,114
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
5,000,000	A+	5.000% due 6/15/24	5,726,550
220,000	BBB+	Series A, 5.000% due 12/15/33	256,874
		New Jersey Turnpike Authority, Revenue Bonds:
60,000	A+	Series C1, 1.587% due 1/1/21(b)	60,086
555,000	A+	Series C5, 1.707% due 1/1/28(b)	555,494
		Total New Jersey	18,135,836
New Mexico - 0.1%
340,000	A-	City of Farmington NM, Revenue Bonds, Series A, 1.875% due 4/1/29(b)	340,173
		City of Santa Fe NM, Revenue Bonds:
10,000	BB+(f)	2.250% due 5/15/24	10,007
20,000	BB+(f)	2.625% due 5/15/25	20,017
185,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	201,456
		Total New Mexico	571,653
New York - 11.0%
		City of New York NY, GO:
5,000,000	AA	5.000% due 8/1/38(b)	5,646,100
190,000	AA	Series A, 5.000% due 8/1/22	209,334
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,430,278
90,000	AA	Series C, 5.000% due 8/1/27	106,324
5,000,000	AA	Series D1, 5.000% due 12/1/34	6,247,650
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,206,100
2,825,000	AA+	Series F4, 1.040% due 6/1/44(b)	2,825,000
5,620,000	AA	Series H, 5.000% due 1/1/36	7,001,846
90,000	AA	Series J, 5.000% due 8/1/22	99,158
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,385,691
		Dutchess County Local Development Corp., Revenue Bonds:
30,000	AA	Series A, AGM, 5.000% due 7/1/20	30,659
30,000	A-	Series A, Prerefunded 7/01/20 @ 100, 5.750% due 7/1/40(c)	30,789
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	A+	Series A, 5.000% due 2/15/32	140,647
215,000	A+	Series A, 5.000% due 2/15/35	260,638
		Long Island Power Authority, Revenue Bonds:
1,000,000	A	Series B, 1.650% due 9/1/49(b)	1,002,340
60,000	A	Series B, 5.000% due 9/1/22	66,172
45,000	A	Series B, 5.000% due 9/1/23	51,138
40,000	A	Series B, 5.000% due 9/1/24	46,759
		Metropolitan Transportation Authority, Revenue Bonds:
770,000	A	Series A1, 5.000% due 11/15/45(b)	795,918
3,765,000	SP-1	Series B1A, 5.000% due 5/15/20	3,827,273
2,000,000	SP-1	Series B1D, 5.000% due 5/15/20	2,033,080
2,735,000	SP-1	Series B2D, 5.000% due 5/15/21	2,876,618

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York - 11.0% - (continued)
$1,000,000	SP-1	Series C2, 5.000% due 9/1/21	$1,061,980
290,000	A	Series C2, zero coupon, due 11/15/33	201,782
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A2(a)	Series A, 5.000% due 11/15/51	392,884
860,000	A2(a)	Series A, 5.000% due 11/15/56	954,093
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,728,040
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,500,000	AAA	1.180% due 8/1/45(b)	2,500,000
770,000	AAA	5.000% due 11/1/20	772,441
160,000	AAA	Series A, 5.000% due 11/1/21	171,957
2,000,000	AAA	Series A3, 4.000% due 8/1/42	2,214,860
145,000	AAA	Series B, 4.000% due 2/1/21	149,956
100,000	AAA	Series B, 5.000% due 2/1/21	104,569
275,000	AAA	Series C2, 5.000% due 5/1/32	342,788
		New York City Water & Sewer System, Revenue Bonds:
1,725,000	AA+	5.000% due 6/15/23	1,958,686
4,285,000	AA+	1.180% due 6/15/50(b)	4,285,000
5,000,000	AA+	Series AA, 5.000% due 6/15/32	5,279,100
		New York State Dormitory Authority, Revenue Bonds:
2,000,000	AA-	2.000% due 7/1/33	1,897,340
385,000	AA	5.000% due 5/15/23	420,951
750,000	A-	5.000% due 5/1/48(b)	843,741
85,000	AA+	Series A, 5.000% due 2/15/20	85,664
30,000	A-	Series A, 5.000% due 7/1/23	33,797
70,000	A-	Series A, 5.000% due 7/1/25	83,093
4,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	5,032,600
7,000,000	AA+	Series C, 5.000% due 3/15/33	8,699,110
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,698,659
		New York State Thruway Authority Highway & Bridge Trust Fund, Revenue Bonds:
235,000	AA+	Series A, Prerefunded 4/1/20 @ 100, 5.000% due 4/1/23(c)	238,048
65,000	AA+	Series A1, 5.000% due 4/1/20	65,824
60,000	AA+	Series A1, 5.000% due 4/1/21	63,050
		New York State Urban Development Corp., Revenue Bonds:
5,000,000	AA+	Series A, 5.000% due 3/15/20	5,055,350
285,000	AA+	Series A, 5.000% due 3/15/22	301,607
80,000	AA+	Series A, 5.000% due 3/15/32	97,463
		New York Transportation Development Corp., Revenue Bonds:
245,000	Baa3(a)	5.000% due 7/1/41(d)	271,524
395,000	Baa3(a)	5.250% due 1/1/50(d)	439,528
630,000	AA	Oneida County Local Development Corp., Revenue Bonds AGM-Insured, 5.000% due 12/1/25	718,364
5,000,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 207, 5.000% due 9/15/24(d)	5,811,050
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, 4.000% due 10/15/32	446,060
90,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 211, 3.500% due 10/1/32(d)	96,783
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
85,000	AA-	Series B, 5.000% due 11/15/23	97,795
115,000	AA-	Series B, 5.000% due 11/15/24	132,263
		Total New York	97,067,312
North Carolina - 2.3%
		County of New Hanover NC, Revenue Bonds:
25,000	A+	5.000% due 10/1/27	29,868
205,000	A+	5.000% due 10/1/47	233,421
100,000	BBB	Nash Health Care Systems, Revenue Bonds, 5.000% due 11/1/41	105,585

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
North Carolina - 2.3% - (continued)
		North Carolina Medical Care Commission, Revenue Bonds:
$655,000	A	2.200% due 12/1/48(b)	$664,000
175,000	A	5.000% due 6/1/21	178,269
115,000	A	5.000% due 6/1/22	117,131
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	357,822
290,000	AA	5.000% due 3/1/23	324,841
6,500,000	AAA	State of North Carolina, GO, Series A, 5.000% due 6/1/26	8,028,345
10,000,000	AAA	University of North Carolina at Chapel Hill, Revenue Bonds, Series B, 1.544% due 12/1/34(b)	10,014,800
		Total North Carolina	20,054,082
Ohio - 1.1%
1,605,000	Baa2(a)	Akron Bath Copley Joint Township Hospital District, Revenue Bonds, 5.250% due 11/15/46	1,874,447
		American Municipal Power, Inc., Revenue Bonds:
45,000	A	5.000% due 2/15/21	46,997
60,000	A	5.000% due 2/15/22	64,865
40,000	A	5.000% due 2/15/42	42,657
800,000	A	Series A, 2.300% due 2/15/38(b)	812,032
65,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	70,360
60,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(c)	64,948
10,000	NR	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/42(c)	10,825
		City of Cleveland OH Airport System Revenue, Revenue Bonds:
30,000	AA	Series A, AGM, 5.000% due 1/1/26	35,317
45,000	AA	Series A, AGM, 5.000% due 1/1/28	52,440
65,000	AA	Series A, AGM, 5.000% due 1/1/29	75,479
60,000	AA	Series A, AGM, 5.000% due 1/1/30	69,451
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(c)	37,803
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(c)	48,605
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	66,002
80,000	A+	County of Allen OH Hospital Facilities Revenue, Revenue Bonds, Series B, 5.000% due 8/1/47(b)	86,925
		County of Fairfield OH, Revenue Bonds:
70,000	Ba2(a)	5.000% due 6/15/25	75,831
75,000	Ba2(a)	5.000% due 6/15/26	80,944
80,000	Ba2(a)	5.000% due 6/15/27	86,016
85,000	Ba2(a)	5.000% due 6/15/28	91,048
		County of Franklin OH, Revenue Bonds:
60,000	Aa2(a)	5.000% due 11/1/25	72,306
60,000	Aa2(a)	5.000% due 11/1/26	73,909
65,000	Baa1(a)	County of Lake OH, Revenue Bonds, 5.000% due 8/15/27	75,674
135,000	BBB	County of Lucas OH, Revenue Bonds, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(c)	148,748
		County of Muskingum OH, Revenue Bonds:
35,000	BB+	5.000% due 2/15/20	35,201
170,000	BB+	5.000% due 2/15/27	184,734
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	530,010
		County of Wood OH, Revenue Bonds:
20,000	Ba2(a)	5.000% due 12/1/32	21,143
25,000	Ba2(a)	5.000% due 12/1/42	26,180
140,000	A	Ohio Higher Educational Facility Commission, Revenue Bonds, Series A, 5.250% due 1/15/21	140,651
60,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	67,192
335,000	A+	Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Series A2, zero coupon, due 2/15/42	174,029

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio - 1.1% - (continued)
$2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 1.060% due 12/1/36(b)	$2,000,000
1,500,000	AAA	State of Ohio, GO, Series U, 5.000% due 5/1/28	1,920,300
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	92,950
145,000	AA	5.000% due 1/1/29	182,282
		Total Ohio	9,538,301
Oklahoma - 0.3%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	681,262
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	40,505
45,000	AA-	Series A, 5.000% due 6/1/28	51,958
		Oklahoma City Public Property Authority, Revenue Bonds:
30,000	AA-	5.000% due 10/1/25	35,908
45,000	AA-	5.000% due 10/1/26	53,493
35,000	AA-	5.000% due 10/1/27	41,530
		Oklahoma Development Finance Authority, Revenue Bonds:
30,000	BB+	Series B, 5.000% due 8/15/27	36,339
30,000	BB+	Series B, 5.000% due 8/15/28	36,913
10,000	BB+	Series B, 5.000% due 8/15/29	12,199
90,000	WR(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	97,422
210,000	WR(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/42(c)	227,319
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, 5.000% due 1/1/26	58,754
175,000	A	Series A, 5.000% due 1/1/27	204,817
60,000	A	Series A, 5.000% due 1/1/28	70,048
45,000	A	Series A, 5.000% due 1/1/29	52,421
115,000	AA	Series A, AGM, 5.000% due 1/1/21	115,346
360,000	AA	Series A, AGM, 5.000% due 1/1/22	361,084
60,000	A	Series B, 5.000% due 1/1/27	70,223
		Total Oklahoma	2,247,541
Oregon - 1.5%
20,000	NR	Clackamas County Hospital Facility Authority, Revenue Bonds, 3.000% due 11/15/22	20,012
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,928,478
3,695,000	A+	Salem Hospital Facility Authority, Revenue Bonds, 5.000% due 5/15/39	4,491,051
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,375,716
1,035,000	AA+	State of Oregon, GO, Series A, 5.000% due 5/1/20	1,051,498
85,000	Aa1(a)	Washington County School District No 1 West Union, GO, 5.000% due 6/15/30	105,313
		Total Oregon	12,972,068
Pennsylvania - 2.1%
600,000	A+	Allegheny County Hospital Development Authority, Revenue Bonds, 5.000% due 7/15/25	715,416
		City of Philadelphia PA, GO:
195,000	A	Series A, 5.000% due 8/1/20	199,900
550,000	A	Series A, 5.000% due 8/1/22	602,773
1,000,000	A	Series B, 5.000% due 2/1/24	1,146,720
85,000	A	Series B, 5.000% due 8/1/27	100,733
300,000	A	Series B, 5.000% due 8/1/29	351,348
320,000	A	Series B, 5.000% due 8/1/30	373,434
335,000	A	Series B, 5.000% due 8/1/31	389,997
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A	Series B, 5.000% due 7/1/30(d)	60,262
70,000	A	Series B, 5.000% due 7/1/31(d)	84,088

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania - 2.1% - (continued)
		Commonwealth Financing Authority, Revenue Bonds:
$1,010,000	A	Series A, 5.000% due 6/1/28	$1,245,694
500,000	A	Series B, 5.000% due 6/1/25	585,080
		Commonwealth of Pennsylvania, GO:
60,000	A+	5.000% due 7/1/21	63,611
3,070,000	A+	5.000% due 1/15/24	3,525,189
290,000	A+	5.000% due 10/15/27	330,298
810,000	A+	5.000% due 9/15/29	975,710
110,000	A+	5.000% due 3/15/31	127,836
220,000	NR	Erie County Hospital Authority, Revenue Bonds, Series A, Prerefunded 7/1/20 @ 100, 7.000% due 7/1/27(c)	227,308
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	234,751
310,000	Aa3(a)	5.000% due 6/1/39	382,053
		Lehigh County Industrial Development Authority, Revenue Bonds:
165,000	A	1.800% due 2/15/27(b)	166,658
1,375,000	A	Series A, 1.800% due 9/1/29(b)	1,382,727
95,000	A+	Monroeville Finance Authority, Revenue Bonds, 5.000% due 2/15/26	114,594
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
10,000	BBB-	5.000% due 10/1/23	11,002
40,000	BBB-	5.000% due 10/1/28	45,948
45,000	BBB-	5.000% due 10/1/29	51,452
140,000	BBB-	5.000% due 10/1/32	158,336
325,000	A	5.000% due 9/1/33	401,482
225,000	BBB-	5.000% due 10/1/36	252,473
500,000	BBB-	5.000% due 10/1/40	554,515
115,000	A	Series A, AMBAC, 6.000% due 6/1/22(g)	125,716
		Northampton County General Purpose Authority, Revenue Bonds:
75,000	A-	4.000% due 8/15/48	79,987
1,000,000	A+	5.000% due 11/1/27	1,261,370
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
90,000	A	5.000% due 3/1/21	93,879
60,000	A	5.000% due 3/1/22	64,642
165,000	A-	Series A, 1.700% due 8/1/37(b)(d)	165,107
300,000	BBB+	Series B, 1.450% due 4/1/49(b)(d)(g)	299,946
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
35,000	AA	Series A, 5.000% due 8/15/27	43,870
35,000	AA	Series A, 5.000% due 8/15/28	43,447
60,000	AA	Series A, 5.000% due 8/15/30	73,652
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	16,656
15,000	A1(a)	Series A1, 5.000% due 12/1/23	17,143
45,000	A1(a)	Series A1, 5.000% due 12/1/29	55,796
30,000	A1(a)	Series A1, 5.000% due 12/1/34	36,568
35,000	A	Series A2, 5.000% due 12/1/28	43,870
35,000	A	Series A2, 5.000% due 12/1/33	42,963
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	33,891
20,000	A	5.000% due 8/1/24	23,196
25,000	A	5.000% due 8/1/25	29,619
30,000	AA	Pittsburgh School District, GO, Series A, AGM, 5.000% due 9/1/20	30,856
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	304,967

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania - 2.1% - (continued)
		School District of Philadelphia, GO:
$405,000	A2(a)	Series C, 5.000% due 9/1/20	$416,182
175,000	A2(a)	Series C, 5.000% due 9/1/21	179,897
		State Public School Building Authority, Revenue Bonds:
40,000	A2(a)	5.000% due 6/1/26	46,798
180,000	AA	5.000% due 12/1/28	214,452
130,000	AA	5.000% due 12/1/33	152,117
		Total Pennsylvania	18,757,975
Rhode Island - 0.4%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	5.000% due 5/15/25	283,145
165,000	BBB+	5.000% due 5/15/39	188,751
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,523,100
195,000	BB-	Series A, 5.000% due 9/1/31	222,507
155,000	AA+	Rhode Island Housing & Mortgage Finance Corp./RI, Revenue Bonds, Series 70, 4.000% due 10/1/49	170,089
100,000	AA	Rhode Island Student Loan Authority, Revenue Bonds, Series A, 3.500% due 12/1/34(d)	104,793
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	63,205
70,000	BBB	Series A, 5.000% due 6/1/28	80,231
		Total Rhode Island	3,635,821
South Carolina - 3.2%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/22	32,557
30,000	AA+	Series B, 5.000% due 3/1/24	34,659
30,000	AA+	Series B, 5.000% due 3/1/25	35,644
		County of Charleston SC, GO:
4,385,000	AAA	5.000% due 11/1/22	4,871,998
2,500,000	AAA	Series C, 5.000% due 11/1/27	3,181,225
13,000,000	Aa2(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)	14,192,360
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	134,556
95,000	A-	5.000% due 12/1/29	110,572
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
65,000	A+	5.000% due 2/1/22	69,890
30,000	A+	5.000% due 2/1/24	34,115
50,000	A+	5.000% due 2/1/25	58,318
50,000	A+	5.000% due 2/1/26	59,579
200,000	A+	Series Prerefunded 11/1/22 @ 100, 5.000% due 11/1/28(c)	221,738
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(d)	80,875
140,000	A+	5.000% due 7/1/30(d)	172,078
		South Carolina Public Service Authority, Revenue Bonds:
2,080,000	A	Series A, 5.000% due 12/1/49	2,310,090
355,000	A	Series A, 5.000% due 12/1/50	400,894
515,000	A	Series A, 5.500% due 12/1/54	582,882
185,000	A	Series B, 5.000% due 12/1/35	219,353
275,000	A	Series B, 5.000% due 12/1/36	325,374
115,000	A	Series C, 5.000% due 12/1/25	134,004
115,000	A	Series C, 5.000% due 12/1/26	133,836
90,000	A	Series C, 5.000% due 12/1/27	104,439
105,000	A	Series C, 5.000% due 12/1/46	118,013
190,000	A	Series E, 5.500% due 12/1/53	213,237

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina - 3.2% - (continued)
$230,000	Aaa(a)	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, 4.000% due 1/1/50	$254,463
50,000	Aa3(a)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series A, 5.000% due 10/1/25	60,312
		Total South Carolina	28,147,061
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	33,820
15,000	AA-	5.000% due 7/1/24	17,401
10,000	AA-	5.000% due 7/1/27	12,357
50,000	AA-	5.000% due 7/1/33	59,928
40,000	AA-	5.000% due 7/1/35	47,738
35,000	A+	Series B, 5.000% due 11/1/24	40,891
35,000	A+	Series B, 5.000% due 11/1/25	40,859
5,000	A+	Series B, 5.000% due 11/1/26	5,805
		Total South Dakota	258,799
Tennessee - 1.6%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,855,639
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	36,744
35,000	A-	Series A, 5.000% due 7/1/30	42,590
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	37,976
30,000	BBB	5.000% due 4/1/24	33,799
30,000	BBB	5.000% due 9/1/24	34,150
40,000	BBB	5.000% due 4/1/25	46,051
200,000	A-	Lewisburg Industrial Development Board, Revenue Bonds, 1.450% due 7/2/35(b)(d)	199,950
145,000	A	Memphis-Shelby County Airport Authority, Revenue Bonds, Series B, 5.625% due 7/1/20(d)	148,655
2,505,000	AAA	State of Tennessee, GO, Series A, 5.000% due 9/1/27	3,178,294
6,240,000	Aa2(a)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(b)	7,188,043
		Tennessee Energy Acquisition Corp., Revenue Bonds:
675,000	A3(a)	4.000% due 11/1/49(b)	751,376
350,000	A3(a)	Series A, 4.000% due 5/1/48(b)	375,284
		Total Tennessee	13,928,551
Texas - 13.6%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,336,668
40,000	AA-	Austin Community College District, Revenue Bonds AMBAC-Insured, zero coupon, due 2/1/22	38,820
2,525,000	Aa3(a)	Brownsville Independent School District, GO, 4.000% due 8/15/22	2,708,820
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	A-	5.000% due 1/1/31	82,209
145,000	A-	5.000% due 1/1/32	169,951
95,000	A-	5.000% due 1/1/35	110,738
45,000	A-	5.000% due 1/1/36	52,349
35,000	A-	Series A, 5.000% due 1/1/31	40,729
30,000	A-	Series A, 5.000% due 1/1/32	34,847
60,000	A-	Series A, 5.000% due 1/1/34	69,452
160,000	A-	Series A, 5.000% due 1/1/40	183,174
510,000	A-	Central Texas Turnpike System, Revenue Bonds, Series A, 5.000% due 8/15/42(b)	516,023
90,000	AA	City of Arlington TX, Series C, 5.000% due 2/15/45	93,246
80,000	A	City of Austin TX Airport System Revenue, Revenue Bonds, 5.000% due 11/15/29(d)	92,734
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	49,813
		City of Dallas TX, GO:
130,000	AA-	5.000% due 2/15/23	140,837

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas - 13.6% - (continued)
$170,000	AA-	5.000% due 2/15/24	$195,388
2,060,000	AA-	5.000% due 2/15/25	2,434,281
		City of Houston TX, GO:
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	67,046
2,290,000	Aa3(a)	Series A, 5.000% due 3/1/24	2,635,400
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	141,905
		City of Houston TX Airport System Revenue, Revenue Bonds:
230,000	A+	Series A, 5.000% due 7/1/20(d)	235,041
350,000	A+	Series A, 5.000% due 7/1/23(d)	381,164
50,000	A1(a)	Series A, 5.000% due 7/1/26(d)	60,544
60,000	A1(a)	Series A, 5.000% due 7/1/27(d)	73,953
30,000	A1(a)	Series A, 5.000% due 7/1/28(d)	37,543
90,000	A1(a)	Series B, 5.000% due 7/1/28	114,511
360,000	A1(a)	Series B, 5.000% due 7/1/29	454,788
190,000	A1(a)	Series B, 5.000% due 7/1/30	238,456
2,000,000	A1(a)	Series D, 5.000% due 7/1/24	2,332,640
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,796,550
1,500,000	A1(a)	Series D, 5.000% due 7/1/26	1,838,355
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(a)	Series B, 4.000% due 11/15/21	263,747
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	84,384
75,000	AA	Series C, 5.000% due 5/15/28	86,496
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,201,054
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(d)	610,710
480,000	A+	Series A, 5.000% due 7/1/28(d)	596,803
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
45,000	AA	5.000% due 2/1/29	56,209
30,000	AA	5.000% due 2/1/30	37,349
45,000	AA	5.000% due 2/1/31	55,673
35,000	AA	5.000% due 2/1/33	42,995
90,000	AA	5.250% due 2/1/25	107,558
205,000	AA-	Series B, 2.000% due 2/1/33(b)	206,874
1,500,000	AA-	Series 2019, 2.750% due 2/1/48(b)	1,560,825
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	32,936
110,000	AA-	Series C, 5.000% due 8/15/25	120,704
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	98,240
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,864,794
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,719,466
		Cypress-Fairbanks Independent School District, GO:
145,000	AAA	5.000% due 2/15/22	157,020
145,000	AAA	5.000% due 2/15/23	162,145
725,000	AAA	5.000% due 2/15/24	834,874
620,000	AAA	5.000% due 2/15/25	734,012
105,000	AAA	5.000% due 2/15/27	127,160
9,000,000	AAA	Series B1, 2.125% due 2/15/40(b)	9,123,030
165,000	AAA	Series B2, 1.400% due 2/15/40(b)	165,079
180,000	AAA	Series B3, 1.400% due 2/15/44(b)	180,086
90,000	AAA	Series C, 5.000% due 2/15/44	101,714
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds AMBAC-Insured, 5.250% due 12/1/29	280,337
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	211,893

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas - 13.6% - (continued)
		Dallas Independent School District, GO:
$85,000	AAA	5.000% due 2/15/36(b)	$91,718
20,000	Aaa(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(c)	21,649
		Dallas Love Field, Revenue Bonds:
40,000	A	5.000% due 11/1/30(d)	46,744
90,000	A	5.000% due 11/1/31(d)	104,960
		Dallas/Fort Worth International Airport, Revenue Bonds:
85,000	A+	Series B, 5.000% due 11/1/26(d)	93,513
35,000	A+	Series B, 5.000% due 11/1/27(d)	38,464
80,000	A+	Series B, 5.000% due 11/1/28(d)	87,821
155,000	A+	Series B, 5.000% due 11/1/30(d)	169,688
330,000	A+	Series B, 5.000% due 11/1/31(d)	360,875
420,000	A+	Series B, 5.000% due 11/1/32(d)	458,795
290,000	A+	Series B, 5.000% due 11/1/33(d)	316,613
70,000	A+	Series B, 5.000% due 11/1/34(d)	76,362
1,500,000	A+	Series E, 5.000% due 11/1/22(d)	1,655,670
85,000	AAA	Denton Independent School District, GO PSF-GTD-Insured, zero coupon, due 8/15/25	77,895
		Fort Bend Independent School District, GO:
80,000	AAA	Series C, PSF-GTD, 1.350% due 8/1/42(b)	80,010
160,000	AAA	Series D, PSF-GTD, 1.500% due 8/1/42(b)	160,418
		Fort Worth Independent School District, GO:
80,000	AAA	5.000% due 2/15/22	86,723
105,000	AAA	5.000% due 2/15/26	127,697
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	187,085
125,000	AA+	Series A, 5.000% due 10/1/32	155,331
190,000	AA+	Series A, 5.000% due 10/1/33	235,437
145,000	AA+	Series A, 5.000% due 10/1/34	179,153
70,000	BBB	Series A, 5.125% due 10/1/43	77,090
170,000	BBB	Series A, 5.500% due 4/1/53	190,595
1,210,000	AA+	Series B, 5.000% due 10/1/52(b)	1,366,876
35,000	AA+	Series B, 5.000% due 4/1/53	38,805
70,000	AA+	Series B, 5.250% due 10/1/51	78,927
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(c)	1,029,385
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,167,506
590,000	A+	5.000% due 7/1/49(b)	672,398
		Harris County Flood Control District, Revenue Bonds:
1,000,000	AAA	Series A, Prerefunded 10/1/20 @ 100, 5.000% due 10/1/34(c)	1,031,860
5,000,000	AAA	Series A, Prerefunded 10/1/20 @ 100, 5.000% due 10/1/39(c)	5,159,300
2,000,000	AAA	Houston Independent School District, GO, Series PSF-GTD PSF-GTD-Insured, 5.000% due 2/15/36	2,459,140
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	17,290
20,000	A+	5.000% due 10/15/26	23,831
15,000	A+	5.000% due 10/15/27	17,787
20,000	A+	5.000% due 10/15/29	23,477
30,000	A+	5.000% due 10/15/31	34,911
40,000	A+	5.000% due 10/15/35	45,966
30,000	A+	5.000% due 10/15/36	34,405
35,000	A+	5.000% due 10/15/39	39,870
45,000	A+	5.000% due 10/15/44	50,873

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas - 13.6% - (continued)
		Lamar Consolidated Independent School District, GO:
$7,280,000	AAA	Series PSF-GTD, 5.000% due 2/15/31	$8,919,019
7,050,000	AAA	Series PSF-GTD, 5.000% due 2/15/34	8,553,695
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,454,026
		Lower Colorado River Authority, Revenue Bonds:
1,135,000	A	5.000% due 5/15/22	1,196,233
135,000	A	5.000% due 5/15/32	167,446
70,000	A	5.000% due 5/15/34	86,234
70,000	A	5.000% due 5/15/36	85,796
400,000	A	Series B, 5.000% due 5/15/21	406,980
195,000	A	Series B, 5.000% due 5/15/25	231,401
85,000	A	Series B, 5.000% due 5/15/27	100,092
85,000	A	Series B, 5.000% due 5/15/28	99,386
245,000	A	Series B, 5.000% due 5/15/29	286,763
25,000	A	Series D, 5.000% due 5/15/22	27,283
20,000	A	Series D, 5.000% due 5/15/23	22,526
35,000	A	Series D, 5.000% due 5/15/24	40,586
40,000	A	Series D, 5.000% due 5/15/26	47,392
2,720,000	AAA	Midlothian Independent School District, GO, Series B PSF-GTD-Insured, 2.500% due 8/1/52(b)	2,740,862
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa2(a)	Series A, 5.000% due 8/15/24	69,901
70,000	Aa2(a)	Series A, 5.000% due 8/15/25	83,600
45,000	Aa2(a)	Series A, 5.000% due 8/15/26	55,013
45,000	Aa2(a)	Series A, 5.000% due 8/15/27	56,107
70,000	Aa2(a)	Series A, 5.000% due 8/15/30	85,646
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	76,415
40,000	A3(a)	5.000% due 4/1/28	46,778
125,000	AAA	North East Independent School District, GO, Series B PSF-GTD-Insured, 1.420% due 8/1/40(b)	125,019
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	32,394
55,000	AA-	4.000% due 12/15/24	59,349
		North Texas Tollway Authority, Revenue Bonds:
50,000	A+	Series A, 5.000% due 1/1/23	55,698
145,000	A+	Series A, 5.000% due 1/1/24	166,432
35,000	A+	Series A, 5.000% due 1/1/30	41,654
40,000	A+	Series A, 5.000% due 1/1/33	48,314
3,000,000	A+	Series A, 5.000% due 1/1/38	3,682,290
200,000	A+	Series A, 5.000% due 1/1/39	233,028
370,000	WD(f)	Series A, Prerefunded 9/1/21 @ 100, 5.500% due 9/1/41(c)	397,510
30,000	WD(f)	Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(c)	32,483
290,000	A+	Series B, 5.000% due 1/1/29	338,291
160,000	A+	Series B, 5.000% due 1/1/30	186,381
20,000	A	Series B, 5.000% due 1/1/31	23,614
85,000	A	Series B, 5.000% due 1/1/32	102,681
685,000	Aaa(a)	Northside Independent School District, GO PSF-GTD-Insured, 2.750% due 8/1/48(b)	716,990
		Permanent University Fund - University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	54,839
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	60,854
430,000	Aaa(a)	Prosper Independent School District, GO PSF-GTD-Insured, 5.000% due 2/15/44	528,156
50,000	AAA	Rockwall Independent School District, GO PSF-GTD-Insured, zero coupon, due 2/15/25	46,243
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A PSF-GTD-Insured, 5.000% due 8/1/28	1,457,792

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas - 13.6% - (continued)
		San Antonio Public Facilities Corp., Revenue Bonds:
$140,000	AA+	5.000% due 9/15/23	$154,273
215,000	AA+	5.000% due 9/15/24	236,797
270,000	AA+	5.000% due 9/15/25	297,216
		San Antonio Water System, Revenue Bonds:
175,000	NR	5.000% due 5/15/22	191,249
2,000,000	AA	Series A, 5.000% due 5/15/36	2,465,280
390,000	AA	Series B, 2.000% due 5/1/44(b)	395,846
		Sherman Independent School District, GO:
2,130,000	AAA	Series B, 3.000% due 8/1/48(b)	2,153,324
45,000	Aaa(a)	Series B, Prerefunded 8/1/20 @ 100, 3.000% due 8/1/48(b)(c)	45,528
		State of Texas, GO:
240,000	AAA	1.850% due 8/1/29(b)	240,705
1,085,000	AAA	2.250% due 8/1/29(b)	1,091,608
360,000	AAA	4.000% due 8/1/21(d)	375,977
3,500,000	Aaa(a)	5.000% due 8/1/21	3,722,414
2,500,000	AAA	5.000% due 10/1/24	2,899,900
150,000	AAA	5.000% due 8/1/26(d)	173,736
45,000	AAA	Series A, 5.000% due 8/1/21(d)	47,734
350,000	AAA	Series B, 5.000% due 8/1/25(d)	396,340
45,000	AAA	Series C, 5.000% due 8/1/20(d)	46,098
40,000	AAA	Series C, 5.000% due 8/1/21(d)	42,430
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	194,433
30,000	AA-	5.000% due 8/15/25	33,953
45,000	AA-	5.000% due 8/15/26	50,808
45,000	AA-	5.000% due 8/15/28	50,600
110,000	AA-	5.000% due 8/15/33	122,387
60,000	AA	5.000% due 2/15/34	71,378
155,000	A	5.500% due 9/1/43	172,523
400,000	A(f)	Series B, 5.000% due 11/15/40	453,536
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	186,313
		Texas Department of Housing & Community Affairs, Revenue Bonds:
420,000	Aaa(a)	2.950% due 7/1/36	432,365
440,000	AA+	Series A, 4.000% due 3/1/50	490,490
460,000	Baa3(a)	Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, 7.000% due 12/31/38(d)	537,841
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	759,024
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	165,507
		Texas Transportation Commission, Revenue Bonds:
800,000	Baa3(a)	zero coupon, due 8/1/35	456,328
500,000	Baa3(a)	zero coupon, due 8/1/36	270,260
		Texas Water Development Board, Revenue Bonds:
125,000	AAA	Series A, 5.000% due 4/15/22	136,253
180,000	AAA	Series A, 5.000% due 4/15/25	214,574
75,000	AAA	Series A, 5.000% due 10/15/25	90,607
125,000	AAA	Series A, 5.000% due 4/15/26	152,791
190,000	AAA	Series A, 5.000% due 4/15/29	238,606
505,000	AAA	Series A, 5.000% due 4/15/30	632,043
		Travis County Health Facilities Development Corp., Revenue Bonds:
2,305,000	NR	Series Prerefunded 1/1/21 @ 100, 7.000% due 1/1/32(c)	2,447,956
1,365,000	NR	Series Prerefunded 1/1/21 @ 100, 7.125% due 1/1/46(c)	1,451,487

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas - 13.6% - (continued)
		University of Houston, Revenue Bonds:
$10,000	AA	5.250% due 2/15/25	$10,030
190,000	AA	Series A, 5.000% due 2/15/30	227,312
		University of Texas System, Revenue Bonds:
1,785,000	NR	Series A, Prerefunded 2/15/22 @ 100, 5.000% due 8/15/27(c)	1,934,244
90,000	AAA	Series B, 5.000% due 8/15/22	99,263
60,000	AAA	Series D, 5.000% due 8/15/20	61,626
65,000	AAA	Series D, 5.000% due 8/15/21	69,245
70,000	AAA	Series D, 5.000% due 8/15/22	77,205
80,000	AAA	Series E, 5.000% due 8/15/22	88,234
90,000	AAA	Series J, 5.000% due 8/15/22	99,263
		Total Texas	120,739,187
Utah - 0.4%
		Salt Lake City Corp. Airport Revenue, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/26(d)	42,235
115,000	A+	Series A, 5.000% due 7/1/28(d)	140,497
85,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(c)	93,596
2,500,000	A+	Utah Transit Authority, Revenue Bonds, Series A, 5.000% due 6/15/31	3,233,150
		Total Utah	3,509,478
Virginia - 2.3%
30,000	BBB	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	32,662
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,295,990
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,488,800
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	45,902
40,000	A3(a)	5.000% due 6/15/29	45,667
45,000	A3(a)	5.000% due 6/15/33	51,041
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 5.000% due 7/1/35	3,949,178
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(d)	1,092,317
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	404,461
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	21,420
50,000	A3(a)	5.000% due 6/15/32	59,074
65,000	A3(a)	5.000% due 6/15/34	76,341
		Virginia College Building Authority, Revenue Bonds:
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,538,620
165,000	AA+	Series D, 5.000% due 2/1/26	200,703
265,000	AA+	Series E, 5.000% due 2/1/30	332,964
305,000	AA+	Series E, 5.000% due 2/1/31	381,482
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	450,983
220,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, 5.000% due 1/1/40(d)	233,919
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	70,625
75,000	A+	5.000% due 1/1/33	87,944
400,000	BBB+	Wise County Industrial Development Authority, Revenue Bonds, Series A, 1.875% due 11/1/40(b)	401,052
100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	101,248
		Total Virginia	20,362,393

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington - 4.0%
$60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	$55,882
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	36,812
35,000	AA	5.000% due 1/1/36	42,072
85,000	Aaa(a)	Clark County School District No 37 Vancouver, GO, Series C, NPFG, zero coupon, due 12/1/19	85,000
		Grant County Public Utility District No 2, Revenue Bonds:
30,000	AA	Series A, 5.000% due 1/1/22	32,333
30,000	AA	Series A, 5.000% due 1/1/23	32,879
65,000	AA	Series A, 5.000% due 1/1/24	71,013
		Port of Seattle WA, Revenue Bonds:
25,000	A	5.000% due 6/1/23(d)	28,031
35,000	A+	5.000% due 2/1/27	42,143
70,000	A+	5.000% due 2/1/29	83,590
135,000	AA-	Series B, 5.000% due 10/1/29(d)	160,129
		State of Washington, GO:
2,500,000	AA+	Series 2010E, Prerefunded 2/1/20 @ 100, 5.000% due 2/1/34(c)	2,515,800
5,000,000	AA+	Series 2010E, Prerefunded 2/1/20 @ 100, 5.000% due 2/1/35(c)	5,031,600
50,000	AA+	Series 2017A, 5.000% due 8/1/27	61,446
8,430,000	AA+	Series A, 5.000% due 8/1/32	10,598,775
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,328,750
50,000	AA+	Series R2017A, 5.000% due 8/1/28	61,102
50,000	AA+	Series R2017A, 5.000% due 8/1/30	60,606
725,000	AA+	Series R2018D, 5.000% due 8/1/32	892,888
640,000	AA+	Series R2018D, 5.000% due 8/1/33	786,509
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	6,113,750
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	77,931
100,000	A	5.000% due 6/1/24	111,330
		Washington Health Care Facilities Authority, Revenue Bonds:
5,000	A	5.000% due 7/1/25	5,926
60,000	A	5.000% due 7/1/26	72,778
70,000	AA-	5.000% due 10/1/27	87,267
110,000	BBB	5.000% due 8/15/28	129,663
60,000	AA-	5.000% due 10/1/28	76,180
40,000	A+	5.000% due 1/1/29	46,476
90,000	A	5.000% due 7/1/29	111,411
275,000	BBB	5.000% due 8/15/31	320,229
95,000	BBB	5.000% due 8/15/32	110,326
20,000	A	5.000% due 7/1/34	24,178
700,000	A	5.000% due 7/1/42	823,858
115,000	AA-	Series A, 5.000% due 10/1/24	126,805
65,000	A2(a)	Series Prerefunded 7/1/20 @ 100, 5.500% due 7/1/30(c)	66,642
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	17,610
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	40,846
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	46,538
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	243,138
		Total Washington	35,660,242
West Virginia - 1.7%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	12,299,463
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,493,200

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
West Virginia - 1.7% - (continued)
$190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	$230,375
		Total West Virginia	15,023,038
Wisconsin - 1.5%
		Public Finance Authority, Revenue Bonds:
300,000	A-	1.450% due 10/1/25(b)(d)	299,925
35,000	BB(f)	5.000% due 5/15/23(e)	38,227
35,000	BB(f)	5.000% due 5/15/30(e)	39,640
25,000	BB(f)	5.000% due 10/1/43(e)	27,671
30,000	BB(f)	5.000% due 10/1/48(e)	33,121
130,000	BB(f)	5.000% due 10/1/53(e)	143,161
10,000	BB(f)	5.250% due 5/15/37(e)	11,277
15,000	BB(f)	5.250% due 5/15/42(e)	16,771
15,000	BB(f)	5.250% due 5/15/47(e)	16,715
25,000	BB(f)	5.250% due 5/15/52(e)	27,791
535,000	A2(a)	Series A, 5.000% due 10/1/44	640,678
610,000	BBB	Series A, 5.250% due 10/1/43	703,843
610,000	BBB	Series A, 5.250% due 10/1/48	700,786
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
80,000	NR	2.550% due 11/1/27	80,475
130,000	NR	2.825% due 11/1/28	130,783
400,000	A2(a)	5.000% due 10/1/23	454,580
255,000	AA-	5.000% due 11/15/24	298,238
325,000	A2(a)	5.000% due 10/1/25	388,599
25,000	BBB+	5.000% due 5/1/26	28,098
50,000	A3(a)	5.000% due 6/1/27	53,663
215,000	NR	5.000% due 11/1/27	239,310
195,000	AA-	5.000% due 11/15/27	226,344
50,000	BBB+	5.000% due 5/1/28	55,922
25,000	BBB+	5.000% due 5/1/29	27,929
30,000	A3(a)	5.000% due 6/1/32	32,046
50,000	BBB-	5.000% due 9/1/34	57,413
65,000	BBB-	5.000% due 9/1/36	73,994
70,000	A3(a)	5.000% due 6/1/39	74,214
7,255,000	AA	5.000% due 8/15/54(b)	8,095,524
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(c)	226,086
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(c)	33,913
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(c)	55,046
55,000	NR	Series Prerefunded 7/1/20 @ 100, 5.750% due 7/1/30(c)	56,452
50,000	WR(a)	Series Prerefunded 7/1/20 @ 100, 5.500% due 7/1/40(c)	51,248
35,000	WD(f)	Series Prerefunded 8/15/25 @ 100, 4.000% due 2/15/38(c)	39,948
		Total Wisconsin	13,479,431
		TOTAL MUNICIPAL BONDS
		(Cost - $791,009,092)	823,295,914
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $791,009,092)	823,295,914
SHORT-TERM INVESTMENTS - 6.5%
MUNICIPAL BONDS - 5.1%
4,125,000	SP-1+	City of Los Angeles CA, Revenue Notes 5.000% due 6/25/20	4,216,823
10,000,000	MIG1(a)	Cobb County School District, GO 3.000% due 12/18/19	10,005,749
10,000,000	SP-1	County of Fulton GA, Revenue Notes 2.500% due 12/31/19	10,008,095
2,200,000	MIG1(a)	School District of Philadelphia, Revenue Notes, Series C 4.000% due 3/31/20	2,219,712

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Municipal Bonds - 5.1% - (continued)
$18,000,000	SP-1+	State of Texas, Revenue Notes 4.000% due 8/27/20	$18,374,760

		TOTAL MUNICIPAL BONDS
		(Cost - $44,801,597)	44,825,139
TIME DEPOSITS - 1.4%
9,277,513		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.920% due 12/2/19	9,277,513
3,084,849		Barclays Bank PLC - London, 0.920% due 12/2/19	3,084,849
		TOTAL TIME DEPOSITS
		(Cost - $12,362,362)	12,362,362
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $57,163,959)	57,187,501
		TOTAL INVESTMENTS - 99.6%
		(Cost - $848,173,051#)	880,483,415
		Other Assets in Excess of Liabilities - 0.4%	3,932,149
		TOTAL NET ASSETS - 100.0%	$884,415,564

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service. All ratings are unaudited.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2019.
(c)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2019, amounts to approximately $2,964,506 and represents 0.34% of net assets.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2019, amounts to approximately $4,497,621 and represents 0.51% of net assets.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
GO	—	General Obligation
LLC	—	Limited Liability Company
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PLC	—	Public Limited Company
PSF-GTD	—	Permanent School Fund Guaranteed

See Notes to Financial Statements.

Schedules of Investments

November 30, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Summary of Investments by Security Industry^
General Obligation	45.5%
Education	15.4
Health Care Providers & Services	10.7
Transportation	7.1
Water and Sewer	4.2
Airport	3.4
Development	1.9
Power	1.5
Single Family Housing	0.9
Nursing Homes	0.9
Pollution	0.9
Utilities	0.7
Tobacco	0.2
Multifamily Housing	0.1
Student Loan	0.1
Facilities	0.0	*
Housing	0.0	*
Mello-Roos	0.0	*
Bond Bank	0.0	*
Short-Term Investments	6.5
	100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%.

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

November 30, 2019 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1—	unadjusted quoted prices in active markets for identical securities.

Level 2—	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

		Unadjusted Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
	Total Fair Value at	for Identical Investments	Inputs	Inputs
	30-Nov-19	(Level 1)	(Level 2)	(Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$105,708,114	$105,708,114	$-	$-
Communications	647,046,110	647,046,110	-	-
Consumer Cyclical	269,528,198	269,528,198	-	-
Consumer Non-cyclical	1,003,084,116	1,003,084,116	-	-
Energy	209,029,057	209,029,057	-	-
Financial	621,383,396	619,567,153	-	1,816,243
Industrial	384,238,094	384,238,094	-	-
Technology	678,006,572	678,006,572	-	-
Utilities	86,551,622	86,551,622	-	-
Preferred Stocks	3,031,915	-	-	3,031,915
Exchange Traded Fund (ETF)	1,821,209	1,821,209	-	-
Right	293	293	-	-
Short-Term Investments:
Time Deposits	87,887,317	-	87,887,317	-
Money Market Fund	18,763,870	18,763,870	-	-
Total Investments, at value	$4,116,079,883	$4,023,344,408	$87,887,317	$4,848,158

Other Financial Instruments - Assets
Futures Contract	$388,633	$388,633	-	-
Total Other Financial Instruments - Assets	$388,633	$388,633	$-	$-

		Unadjusted Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
	Total Fair Value at	for Identical Investments	Inputs	Inputs
	30-Nov-19	(Level 1)	(Level 2)	(Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$937,553,716	$937,553,716	$-	$-
Exchange Traded Funds (ETFs)	49,913,018	49,913,018	-	-
Short-Term Investments:
Time Deposits	32,407,842	-	32,407,842	-
Money Market Fund	22,378,821	22,378,821	-	-
Total Investments, at value	$1,042,253,397	$1,009,845,555	$32,407,842	$-

		Unadjusted Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
	Total Fair Value at	for Identical Investments	Inputs	Inputs
	30-Nov-19	(Level 1)	(Level 2)	(Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$5,968,686	$5,968,686.00	$-	$-
Australia	28,655,475	-	28,655,475	-
Austria	6,289,697	-	6,289,697	-
Belgium	2,060,253	-	2,060,253	-
Bermuda	4,832,900	-	4,832,900	-
Brazil	35,918,801	17,483,914	18,434,887	-
Canada	35,727,233	35,727,233	-	-
China	163,449,388	53,755,468	109,693,920	-
Denmark	9,015,826	-	9,015,826	-
Egypt	4,855,430	-	4,855,430	-
Finland	759,050	-	759,050	-
France	119,171,169	-	119,171,169	-
Germany	106,702,495	-	106,702,495	-
Greece	4,074,121	-	4,074,121	-
Hong Kong	22,660,359	-	22,660,359	-
Hungary	1,816,337	-	1,816,337	-
India	128,127,764	843,515	126,745,586	538,663
Indonesia	16,739,246	-	16,739,246	-
Ireland	15,753,282	3,256,395	12,496,887	-
Israel	9,437,668	5,998,207	3,439,461	-
Italy	7,101,627	-	7,101,627	-
Japan	273,175,920	-	273,175,920	-
Malaysia	3,191,555	-	3,191,555	-
Mexico	24,542,617	7,291,572	17,251,045	-
Netherlands	40,527,370	10,337,729	30,189,641	-
Nigeria	135,990	-	135,990	-
Panama	4,497,776	4,497,776	-	-
Peru	2,949,268	2,949,268	-	-
Philippines	20,055,906	-	20,055,906	-
Poland	2,330,988	-	2,330,988	-
Portugal	12,648,520	-	12,648,520	-
Russia	9,092,425	7,287,037	1,805,388	-
Saudi Arabia	1,891,768	-	1,891,768	-
Singapore	3,366,515	-	3,366,515	-
South Africa	26,375,808	822,925	25,552,883	-
South Korea	53,900,512	-	53,900,512	-
Spain	17,388,772	-	17,388,772	-
Sweden	40,908,587	-	40,908,587	-
Switzerland	99,586,913	-	99,586,913	-
Taiwan	64,731,943	23,498,431	41,233,512	-
Thailand	14,030,904	122,539	13,908,365	-
United Arab Emirates	9,106,934	-	9,106,934	-
United Kingdom	143,162,976	3,849,992	139,308,979	4,005
United States	67,919,914	67,792,283	127,631	-
Exchange Traded Funds (ETFs)	269,010,924	269,010,924	-	-
Preferred Stock	793,594	-	-	793,594
Short-Term Investments:	-	-	-	-
Time Deposits	44,349,536	-	44,349,536	-
U.S. Government Agency	16,612,000	-	16,612,000	-
Money Market Fund	35,456,829	35,456,829	-	-
Total Investments, at value	$2,030,859,571	$555,950,723	$1,473,572,586	$1,336,262
Other Financial Instruments - Asset
Forward Foreign Currency Contract	$501,783	-	$501,783	-
Total Other Financial Instruments - Assets	$501,783	-	$501,783	-

		Unadjusted Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
	Total Fair Value at	for Identical Investments	Inputs	Inputs
	30-Nov-19	(Level 1)	(Level 2)	(Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks	$428,179,689	$428,179,689	$-	$-
Exchange Traded Funds (ETFs)	82,455,569	82,455,569	-	-
Convertible Preferred Stock	2,437,834	2,437,834	-	-
Warrants	2,308,792	-	2,308,792.00	-
Short-Term Investments:
Time Deposits	12,092,616	-	12,092,616	-
Money Market Fund	15,190,350	15,190,350	-	-
Total Investments, at value	$542,664,850	$528,263,442	$14,401,408	$-

		Unadjusted Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
	Total Fair Value at	for Identical Investments	Inputs	Inputs
	30-Nov-19	(Level 1)	(Level 2)	(Level 3)
Destinations Real Assets Fund
Investments, at value
Exchange Traded Funds (ETFs)	$1,887,042	1,887,042	$-	$-
Short-Term Investments:
Time Deposits	318,569	-	318,569	-
Money Market Fund	193,000	193,000	-	-
Total Investments, at value	$2,398,611	$2,080,042	$318,569	$-

		Unadjusted Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
	Total Fair Value at	for Identical Investments	Inputs	Inputs
	30-Nov-19	(Level 1)	(Level 2)	(Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Collateralized Mortgage Obligations	$436,611,877	$-	$436,611,877	$-
U.S. Government Agencies & Obligations	394,654,085	-	394,654,085	-
Corporate Bonds & Notes	383,559,950	-	383,559,950	-
Mortgage-Backed Securities	380,330,765	-	380,330,765	-
Asset-Backed Securities	153,094,446	-	153,094,446	-
Sovereign Bonds	26,954,423	-	26,954,423	-
Senior Loans	25,744,345	-	25,744,345	-
Municipal Bonds	3,649,373	-	3,649,373	-
Short-Term Investments:
Time Deposits	99,277,529	-	99,277,529	-
U.S. Government Obligations	61,125,262	-	61,125,262	-
Money Market Fund	231,165	231,165	-	-
Total Investments, at value	$1,965,233,220	$231,165	$1,965,002,055	$-

		Unadjusted Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
	Total Fair Value at	for Identical Investments	Inputs	Inputs
	30-Nov-19	(Level 1)	(Level 2)	(Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$184,816,086	$-	184,816,086	$-
Senior Loans	41,036,166	-	41,036,166	-
Asset-Backed Securities	31,037,371	-	31,037,371	-
Collateralized Mortgage Obligations	28,390,233	-	28,390,233	-
U.S. Government Obligations	3,994,984	-	3,994,984	-
Sovereign Bonds	1,226,082	-	1,226,082	-
Mortgage-Backed Security	602,299	-	602,299	-
Exchange Traded Fund (ETF)	9,980,359	9,980,359	-	-
Common Stock	201,059	-	-	201,059
Short-Term Investments:
Commercial Papers	43,592,565	-	43,592,565	-
Time Deposits	17,714,947	-	17,714,947	-
U.S. Government Obligations	2,840,173	-	2,840,173	-
Money Market Fund	4,925,025	4,925,025.00	-	-
Total Investments, at value	$370,357,349	$14,905,384	$355,250,906	$201,059
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$20,518	$-	$20,518	$-
Total Other Financial Instruments - Assets	$20,518	$-	$20,518	$-
Other Financial Instruments - Liabilities
Forward Foreign Currency Contract	$(9,526)	$-	$(9,526)	$-
Total Other Financial Instruments - Liabilities	$(9,526)	$-	$(9,526)	$-

		Unadjusted Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
	Total Fair Value at	for Identical Investments	Inputs	Inputs
	30-Nov-19	(Level 1)	(Level 2)	(Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Argentina	$771,750	$-	$771,750	$-
Australia	6,978,166	-	6,978,166	-
Austria	560,233	-	560,233	-
Bahamas	9,893,825	-	9,893,825	-
Bermuda	8,924,562	-	8,924,562	-
Brazil	15,960,052	-	15,960,052	-
British Virgin Islands	21,955,451	-	21,955,451	-
Canada	3,877,802	-	3,877,802	-
Cayman Islands	33,668,458	-	33,668,458	-
Chile	20,597,794	-	20,597,794	-
Colombia	14,151,714	-	14,151,714	-
Denmark	650,223	-	650,223	-
Dominican Republic	1,149,500	-	1,149,500	-
France	4,875,831	-	4,875,831	-
Germany	3,316,358	-	3,316,358	-
India	14,965,886	-	14,965,886	-
Indonesia	8,375,027	-	8,375,027	-
Ireland	3,328,625	-	3,328,625	-
Israel	3,080,264	-	3,080,264	-
Italy	12,696,519	-	12,696,519	-
Luxembourg	3,780,250	-	3,780,250	-
Malaysia	17,717,239	-	17,717,239	-
Marshall Island	6,136,486	-	6,136,486	-
Mauritius	3,009,427	-	3,009,427	-
Mexico	30,728,428	-	30,728,428	-
Netherlands	15,879,792	-	15,879,792	-
Norway	1,760,000	-	1,760,000	-
Panama	10,908,729	-	10,908,729	-
Peru	1,243,306	-	1,243,306	-
Philippines	815,582	-	815,582	-
Portugal	2,996	-	-	2,996
Singapore	25,398,929	-	25,398,929	-
Switzerland	3,364,255	-	3,364,255	-
Thailand	6,464,781	-	6,464,781	-
United Kingdom	19,364,892	-	19,364,892	-
United States	194,937,527	-	194,937,527	-
Senior Loans	67,248,941	-	66,179,104	1,069,837
Sovereign Bonds	32,718,711	-	32,718,711	-
Preferred Stocks:
Bermuda	2,835,772	2,835,772	-	-
United States	16,431,564	15,233,084	1,198,480	-
Common Stocks:
Colombia	150,218	-	-	150,218
United States	12,049,571	7,820,432	-	4,229,139
Warrants:
Brazil	– *	-	-	–	*
United States	16,150	16,150	-	-
Purchased Options	10,624	3,744	6,880	-
Short-Term Investments:
Commercial Papers	100,028,991	-	100,028,991	-
Time Deposits	26,721,079	-	26,721,079	-
Money Market Fund	2,693	2,693	-	-
Total Investments, at value	$789,504,973	$25,911,875	$758,140,908	$5,452,190
Other Financial Instruments - Asset
Forward Foreign Currency Contract	$50,895	$-	$50,895	$-
Total Other Financial Instruments - Assets	$50,895	$-	$50,895	$-
Other Financial Instruments - Liabilities
Forward Foreign Currency Contract	$(13,240)	$-	$(13,240)	$-
Options Contracts Written	(13,638)	(4,608)	(9,030)	-
Securities Sold Short:
Corporate Bonds & Notes	(4,924,625)	-	(4,924,625)	-
Common Stock	(267,194)	(267,194)	-	-
Exchange Traded Fund (ETF)	(1,013,720)	(1,013,720)	-	-
Total Other Financial Instruments - Liabilities	$(6,232,417)	$(1,285,522)	$(4,946,895)	$-

		Unadjusted Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
	Total Fair Value at	for Identical Investments	Inputs	Inputs
	30-Nov-19	(Level 1)	(Level 2)	(Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$823,295,914	$-	$823,295,914	$-
Short-Term Investments:
Time Deposits	12,362,362	-	12,362,362	-
Municipal Bonds	44,825,139	-	44,825,139	-
Total Investments, at value	$880,483,415	$-	$880,483,415	$-

		Unadjusted Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
	Total Fair Value at	for Identical Investments	Inputs	Inputs
	30-Nov-19	(Level 1)	(Level 2)	(Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Corporate Bonds & Notes:
Communications	$32,333,999	$-	$32,333,999	$-
Consumer Cyclical	10,242,463	-	10,242,463	-
Consumer Non-cyclical	32,869,262	-	32,869,262	-
Energy	12,120,195	-	12,120,195	-
Financial	28,789,057	1,786,029	27,003,028	-
Collateralized Mortgage Obligations	190,288,696	-	190,288,696	-
Senior Loans	24,312,788	-	24,312,788	-
Asset-Backed Securities	11,055,864	-	11,055,864	-
Municipal Bonds	30,579	-	30,579	-
Open-End Fund	170,710,493	170,710,493	-	-
Closed-End Funds	146,538,095	146,538,095	-	-
Common Stocks	146,106,257	146,106,257	-	-
Preferred Stock	3,511,368	3,511,368	-	-
Warrants	341,630	341,630	-	-
Rights	81,946	81,946	-	-
Short-Term Investments:
Time Deposits	74,844,905	-	74,844,905	-
Money Market Fund	12,091,731	12,091,731	-	-
Total Investments, at value	$896,269,328	$481,167,549	$415,101,779	$-
Other Financial Instruments - Assets
OTC Credit Default Swaps	$1,866,855	$-	$1,866,855	$-
Total Other Financial Instruments - Assets	$1,866,855	$-	$1,866,855	$-
Other Financial Instruments - Liabilities
Securities Sold Short:
Corporate Bond & Note	$(4,150,696)	-	$(4,150,696)	-
Exchange Traded Funds (ETFs)	(60,537,250)	(60,537,250)	-	-
Common Stocks	(7,141,023)	(7,141,023)	-	-
Total Other Financial Instruments - Liabilities	$(71,828,969)	$(67,678,273)	$(4,150,696)	$-

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended November 30, 2019, Destinations International Equity Fund had transfer from Level 1 to Level 2 of $4,356,425 and transfer from Level 2 to Level 1 of $1,750,348. Destinations Global Fixed Income Opportunities Fund had transfer from Level 1 to Level 3 of $150,218.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2019 through November 30, 2019:

	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants		Closed-End Funds
Destinations Large Cap Equity Fund
Balance as of February 28, 2019	$1,991,162	$1,584,623	$-	$406,539	$-	$-		$-
Purchases	2,666,030	-	-	2,666,030	-	-		-
(Sales/Paydowns)	-	-	-	-	-	-		-
Total realized gain (loss)	-	-	-	-	-	-		-
Change in unrealized appreciation (depreciation)	190,966	231,620	-	(40,654)	-	-		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	-	-	-	-	-	-		-
Balance as of November 30, 2019	$4,848,158	$1,816,243	$-	$3,031,915	$-	$-		$-

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2019	$190,966	$231,620	$-	$(40,654)	$-	$-		$-

Destinations International Equity Fund
Balance as of February 28, 2019	$4,107	4,107	$-	$-	$-	$-		$-
Purchases	1,655,539	861,945	-	793,594	-	-		-
(Sales/Paydowns)	-	-	-	-	-	-		-
Total realized gain (loss)	-	-	-	-	-	-		-
Change in unrealized appreciation (depreciation)	(323,384)	(323,384)	-	-	-	-		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	-	-	-	-	-	-		-
Balance as of November 30, 2019	$1,336,262	$542,668	$-	$793,594	$-	$-		$-

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2019	$(323,384)	$(323,384)	$-	$-	$-	$-		$-

Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2019	$264,017	$264,017	$-	$-
Purchases	-			-	-	-		-
(Sales/Paydowns)	-	-		-
Accrued Discounts (premiums)	-	-	-	-	-	-		-
Total realized gain (loss)	-	-		-
Change in unrealized appreciation (depreciation)	(62,958)	(62,958)		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	-	-		-	-	-		-
Balance as of November 30, 2019	$201,059	$201,059	$-	$-	$-	$-		$-

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2019	$(62,958)	$(62,958)	$-	$-	$-	$-		$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2019	$4,869,557	$3,799,720	$-	$-	$1,069,837	$-		$-
Purchases	931,781 *	909,120	22,661	-	-	-	*	-
(Sales/Paydowns)	-	-	-	-	-	-		-
Accrued Discounts (premiums)	-	-	-	-	-	-		-
Total realized gain (loss)	-	-	-	-	-	-		-
Change in unrealized appreciation (depreciation)	(499,366)	(479,701)	(19,665)	-	-	-		-
Transfers In	150,218	150,218	-	-	-	-		-
Transfers Out	-	-	-	-	-	-		-
Balance as of November 30, 2019	$5,452,190 *	$4,379,357	$2,996	$-	$1,069,837	$-	*	$-

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2019	$(499,366)	$(479,701)	$(19,665)	$-	$-	$-		$-

* Includes securities that are fair valued at $0.

Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2019	$-	*	$-	$-	*	$-	$-	$-	$-
Purchases	19,487		-	-		-	-	-	19,487
(Sales/Paydowns)	(19,487	)*	-	-	*	-	-	-	(19,487)
Accrued Discounts (premiums)	-		-	-		-	-	-	-
Total realized gain (loss)	-	*	-	-	*	-	-	-	-
Change in unrealized appreciation (depreciation)	-	*	-	-	*	-	-	-	-
Transfers In	-		-	-		-	-	-	-
Transfers Out	-		-	-		-	-	-	-
Balance as of November 30, 2019	$-		$-	$-		$-	$-	$-	$-

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2019	$-		$-	$-		$-	$-	$-	$-

* Includes securities that are fair valued at $0.

3. Investments

At November 30, 2019, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$3,389,022,829	$809,193,487	$(81,747,800)	$727,445,687
Destinations Small-Mid Cap Equity Fund	917,057,564	151,598,290	(26,402,457)	125,195,833
Destinations International Equity Fund	1,745,701,550	352,076,499	(66,416,695)	285,659,804
Destinations Equity Income Fund	508,465,319	48,617,659	(14,418,128)	34,199,531
Destinations Real Assets Fund	2,392,521	15,906	(9,816)	6,090
Destinations Core Fixed Income Fund	1,923,544,677	56,420,988	(14,732,445)	41,688,543
Destinations Low Duration Fixed Income Fund	375,066,492	894,891	(5,593,042)	(4,698,151)
Destinations Global Fixed Income Opportunities Fund	793,889,538	10,892,417	(15,235,396)	(4,342,979)
Destinations Municipal Fixed Income Fund	851,589,481	29,570,268	(676,334)	28,893,934
Destinations Multi Strategy Alternatives Fund	936,687,429	23,815,041	(62,366,287)	(38,551,246)